UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-8727

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices)  (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: October 31, 2004

Item 1. Schedule of Investments.

The schedule of investments for the three-month period ended by October 31, 2004 is filed herewith.

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO

Banc of America Capital Management, LLC	Investment Portfolio — October 31, 2004 (unaudited)

Short-Term Securities 101.2%	Principal Amount	Value (Note 1)
CERTIFICATES OF DEPOSIT — 1.5%
Florabama Properties, LLC 2.60% due 12/03/04 (LOC-South Trust Bank, Inc.)(1)	$2,580,000	$2,580,000
James O. Lunceford Gardner Holding Co., Inc. 2.60% due 12/03/04 (LOC-South Trust Bank, Inc.)(1)	1,635,000	1,635,000
S&S Associates, LLC 2.60% due 12/03/04 (LOC-South Trust Bank, Inc.)(1)	2,115,000	2,115,000

TOTAL CERTIFICATES OF DEPOSIT (cost $6,330,869)		6,330,000

COMMERCIAL PAPER — 32.1%
Barton Capital Corp. 1.81% due 11/16/04	5,000,000	4,996,229
Bleu Bell Funding, Ltd. 1.84% due 11/22/04	8,000,000	7,991,413
Branch Banking And Trust Co. 1.78% due 11/01/04	18,000,000	18,000,000
CC USA, Inc. 1.63% due 11/12/04	8,000,000	7,996,016
CRC Funding, LLC 1.84% due 12/13/04	10,000,000	9,978,533
CXC, Inc. 2.00% due 01/14/05	10,000,000	9,957,573
Fairway Finance Corp. 1.81% due 11/18/04	2,000,000	1,998,290
Fairway Finance Corp. 1.83% due 12/14/04	10,000,000	9,978,142
Falcon Asset Securitization Corp. 1.79% due 01/10/05	5,000,000	4,979,739
FCAR Owner Trust Series 1.85% due 02/02/05	10,000,000	9,945,620
Galaxy Funding, Inc. 1.82% due 11/19/04	5,000,000	4,995,450
Goldman Sachs Group, Inc. 2.36% due 08/10/05	3,000,000	2,967,392
Ivory Funding Corp. 1.85% due 02/07/05	10,000,000	9,941,635
Links Finance, LLC 2.18% due 07/15/05*	5,000,000	4,990,750
Newport Funding Corp. 1.63% due 11/12/04	10,000,000	9,995,019
Sears Discover Credit Corp. 1.86% due 11/15/04	8,000,000	7,982,227
Sigma Finance, Inc. 1.84% due 11/12/04	5,000,000	5,000,000

TOTAL COMMERCIAL PAPER (cost $131,698,986)		131,694,028

CORPORATE SHORT-TERM NOTES — 24.6%
Fifth Third Bank 2.05% due 04/28/05(2)	10,000,000	10,000,000
General Electric Capital Corp. 4.25% due 01/28/05	1,000,000	1,005,000
General Electric Capital Corp. Medium Term Note 1.93% due 12/15/04(2)	5,000,000	5,000,000
General Electric Capital Corp. Medium Term Note 2.01% due 03/15/05(2)	7,925,000	7,925,000
J.P. Morgan Chase & Co. 2.07% due 03/07/05(2)	6,000,000	6,004,878
Jupiter Securitization Corp. 1.82% due 11/17/04	10,000,000	9,991,911
Merrill Lynch & Co. 2.23% due 03/01/05(2)	5,000,000	5,000,000
Merrill Lynch & Co. 2.60% due 02/25/05(2)	10,000,000	10,005,390
Morgan Stanley 2.35% due 01/24/05(2)	10,000,000	10,000,000
Premier Asset Collateral 2.06% due 01/14/05*(2)	5,000,000	5,000,000
Salomon Smith Barney Holdings, Inc. 1.87% due 11/18/04(2)	6,000,000	6,000,000
U.S. Bank National Assoc. 2.07% due 06/14/05(2)	9,000,000	9,011,250
Wells Fargo Bank NA 2.04% due 04/29/05(2)	10,000,000	9,999,510
White Pine Finance, LLC 2.01% due 08/09/05*(2)	6,000,000	6,000,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $100,992,835)		100,942,939

MUNICIPAL BONDS — 2.4%
Texas State Veterans Housing Funding, Class B-2 2.08% due 12/08/04(1) (LOC-Depfa Bank) (cost $10,000,000)	10,000,000	10,000,000

GOVERNMENT AGENCIES — 32.0%
Federal Home Loan Bank 1.30% due 04/25/05	5,000,000	4,975,000
Federal Home Loan Bank 1.35% due 04/15/05	3,000,000	2,988,750
Federal Home Loan Bank 1.84% due 03/21/05(2)	10,000,000	10,000,000
Federal Home Loan Bank 2.01% due 10/03/05(2)	10,000,000	10,000,000
Federal Home Loan Bank 2.05% due 04/07/05(2)	9,000,000	9,000,000
Federal Home Loan Bank Consolidated Disc. Notes 1.74% due 11/12/04	17,000,000	16,981,102
Federal Home Loan Mtg. Assoc. 1.83% due 09/09/05(2)	15,000,000	15,000,000
Federal Home Loan Mtg. Assoc. Disc. Notes 1.32% due 02/08/05	3,079,000	3,063,605
Federal Home Loan Mtg. Assoc. Disc. Notes 1.74% due 11/02/04	3,165,000	3,163,011
Federal Home Loan Mtg. Assoc. Disc. Notes 1.75% due 11/08/04	2,050,000	2,047,261
Federal Home Loan Mtg. Assoc. Disc. Notes 1.86% due 05/03/05	5,000,000	4,943,750

Federal National Mtg. Assoc. 1.92% due 07/06/05(2)		5,000,000	5,000,000
Federal National Mtg. Assoc. 1.96% due 01/18/05(2)		10,000,000	10,000,000
Federal National Mtg. Assoc. 2.02% due 01/28/05(2)		5,000,000	5,000,000
Federal National Mtg. Assoc. Disc. Notes 1.43% due 11/10/04		5,000,000	4,998,213
Federal National Mtg. Assoc. Disc. Notes 1.44% due 03/04/05		5,000,000	4,962,500
Federal National Mtg. Assoc. Disc. Notes 1.47% due 11/12/04		6,000,000	5,997,314
Federal National Mtg. Assoc. Disc. Notes 1.75% due 11/03/04		7,689,000	7,672,928
Federal National Mtg. Assoc. Disc. Notes 1.75% due 11/08/04		658,000	657,028
Federal National Mtg. Assoc. Disc. Notes 1.82% due 02/04/05		113,000	112,435
Federal National Mtg. Assoc. Disc. Notes 2.18% due 05/05/05		5,000,000	4,943,750

TOTAL GOVERNMENT AGENCIES (cost $131,592,329)			131,506,647

TIME DEPOSITS — 8.6%
National City Bank Grand Cayman 1.78% due 11/01/04 (cost $17,155,000)		17,155,000	17,155,000
Suntrust Bank Grand Cayman 1.78% due 11/01/04 (cost $18,000,000)		18,000,000	18,000,000

TOTAL TIME DEPOSITS (cost $35,155,000)			35,155,000

TOTAL INVESTMENTS —
(cost $415,770,019) @	101.2%		415,628,614
Liabilities in excess of other assets—	(1.2)		(5,060,960)

NET ASSETS—	100.0%		$410,567,654

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $15,990,750 representing 3.89% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Variable rate security — the rate reflected is as of October 31, 2004; maturity date reflects next reset date.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2004.
LOC — Letter of Credit See Notes to Portfolio of Investments

Allocation of investments as a percentage of net assets by investment category as of October 31, 2004;

U.S. Government Agencies	32.1%
Multi-Industry	20.0%
Financial Services	19.4%
Banks	15.6%
Security Holding Companies	11.7%
Municipalities	2.4%

101.2%

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO

Federated Investment Management Company	Investment Portfolio — October 31, 2004 (unaudited)

Bonds & Notes — 85.4%	Principal Amount/ Shares	Value
CONSUMER DISCRETIONARY — 5.2%
Apparel & Textiles — 0.5%
GFSI, Inc., Series B 9.63% due 03/01/07	$275,000	$269,500
Glenoit Corp. 11.00% due 04/15/07†(1)(2)	50,000	5
INVISTA 9.25% due 05/01/12*	375,000	412,500
Phillips-Van Heusen Corp. 8.13% due 05/01/13	250,000	271,250
Simmons Co. 7.88% due 01/15/14*	375,000	398,437
Warnaco, Inc. 8.88% due 06/15/13	400,000	447,000
William Carter Co., Series B 10.88% due 08/15/11	309,000	346,080

Automotive — 1.8%
Accuride Corp. 9.25% due 02/01/08	200,000	204,500
Advanced Accesory Systems, LLC 10.75% due 06/15/11	425,000	386,750
DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13	1,750,000	1,910,977
Ford Motor Co. 7.45% due 07/16/31	3,600,000	3,505,990
General Motors Corp. 7.13% due 07/15/13	275,000	285,323
General Motors Corp. 7.20% due 01/15/11	1,000,000	1,053,419
General Motors Corp. 8.38% due 07/15/33	575,000	598,338
General Motors Corp. 9.45% due 11/01/11	250,000	295,979
Nationsrent, Inc. 9.50% due 10/15/10	500,000	552,500
Rexnord Corp. 10.13% due 12/15/12	350,000	395,500
Stanadyne Corp. 10.00% due 08/15/14	325,000	341,250
TRW Automotive, Inc. 11.00% due 02/15/13	471,000	560,490
United Auto Group, Inc. 9.63% due 03/15/12	250,000	278,125
United Components, Inc. 9.38% due 06/15/13	325,000	352,625

Housing — 0.8%
Brand Services, Inc. 12.00% due 10/15/12	400,000	448,000
Masco Corp. 5.88% due 07/15/12	1,600,000	1,729,362
Norcraft Holdings LP 9.75% due 09/01/12	700,000	514,500
Sleepmaster, LLC, Series B 11.00% due 05/15/09†(1)(2)(7)	250,000	0
Station Casinos, Inc. 6.50% due 02/01/14	400,000	422,000

Retail — 2.1%
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	350,000	374,063
CVS Corp. 5.63% due 03/15/06	1,200,000	1,244,809
Da Lite Screen Co., Inc. 9.50% due 05/15/11	250,000	265,000
Ferrellgas LP 6.75% due 05/01/14	375,000	388,125
Finlay Fine Jewelry Corp. 8.38% due 06/01/12	200,000	218,500
General Nutrition Centers Inc. 8.50% due 12/01/10	100,000	100,750
Icon Health & Fitness, Inc. 11.25% due 04/01/12	325,000	269,750
J.C. Penney Co., Inc. 9.00% due 08/01/12	876,000	1,073,100
Jean Coutu Group, Inc. 8.50% due 08/01/14*	575,000	586,500
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07†(2)(8)	125,000	0
Kroger Co. 7.50% due 04/01/31	750,000	881,326
Michaels Stores, Inc. 9.25% due 07/01/09	300,000	323,625
Neiman Marcus Group, Inc. 7.13% due 06/01/28	1,200,000	1,369,091
Petro Stopping Centers LP 9.00% due 02/15/12	275,000	294,250
Rite Aid Corp. 6.88% due 08/15/13	150,000	134,250
Rite Aid Corp. 8.13% due 05/01/10	400,000	427,000
Rite Aid Corp. 9.50% due 02/15/11	100,000	110,750
ShopKo Stores, Inc. 9.25% due 03/15/22	300,000	304,875
Tempur Pedic, Inc. 10.25% due 08/15/10	368,000	425,960
U.S. Office Products Co. 9.75% due 06/15/08†(2)(8)	300,000	0

		24,772,124

CONSUMER STAPLES — 4.8%
Food, Beverage & Tobacco — 4.0%
Agrilink Foods, Inc. 11.88% due 11/01/08	125,000	130,313
Altria Group, Inc. 5.63% due 11/04/08	425,000	434,617
American Seafoods Group, LLC 10.13% due 04/15/10	500,000	535,000
B&G Foods, Inc. 9.63% due 08/01/07	225,000	229,275
B&G Foods Holding Corp. 8.00% due 10/01/11	225,000	237,375
Carrols Corp. 9.50% due 12/01/08	375,000	386,719
Commonwealth Brands, Inc. 10.63% due 09/01/08*	350,000	367,500
Constellation Brands, Inc., Series B 8.00% due 02/15/08	300,000	329,250
Cott Beverages, Inc. 8.00% due 12/15/11	250,000	273,125
Del Monte Corp. 8.63% due 12/15/12	400,000	451,000
Del Monte Corp. 9.25% due 05/15/11	500,000	552,500
Dimon, Inc. 7.75% due 06/01/13	300,000	298,500
Dimon, Inc. 9.63% due 10/15/11	50,000	53,375
Dole Food Co., Inc. 7.25% due 06/15/10	625,000	654,687
Dole Food Co., Inc. 8.63% due 05/01/09	275,000	304,563
Eagle Family Foods Inc. 8.75% due 01/15/08	250,000	190,000
Kellogg Co. 7.45% due 04/01/31	2,000,000	2,503,674
Kraft Foods, Inc. 4.63% due 11/01/06	3,500,000	3,602,361
Michael Foods, Inc. 8.00% due 11/15/13	450,000	474,750
National Beef Packing Co., LLC 10.50% due 08/01/11	275,000	281,875
Nebco Evans Holding Co. 12.38% due 07/15/07†(2)(8)	125,000	0
Philip Morris Cos., Inc. 6.38% due 02/01/06	800,000	825,821
Pierre Foods, Inc. 9.88% due 07/15/12*	425,000	431,375
Pilgrim’s Pride Corp. 9.25% due 11/15/13	250,000	278,750
Pilgrim’s Pride Corp. 9.63% due 09/15/11	300,000	337,125
Reddy Ice Group, Inc. 8.88% due 08/01/11	325,000	351,812
Smithfield Foods, Inc. 7.63% due 02/15/08	300,000	320,250
Smithfield Foods, Inc. 8.00% due 10/15/09	600,000	666,000
Standard Commercial Corp. 8.00% due 04/15/12	375,000	386,250
Swift & Co. 10.13% due 10/01/09	175,000	195,125
Swift & Co. 12.50% due 01/01/10	175,000	194,687
United Agri Products 8.25% due 12/15/11*	75,000	81,000

Household Products — 0.8%
American Achievement Corp. 8.25% due 04/01/12 *	375,000	394,687
Ames True Temper, Inc. 10.00% due 07/15/12*	375,000	401,250
Armkel, LLC 9.50% due 08/15/09	300,000	326,625
Chattem, Inc. 7.00% due 03/01/14	225,000	230,063
Jostens Holding Corp. 10.25% due 12/01/13(4)	875,000	610,312
Nebraska Book Co., Inc. 8.63% due 03/15/12	225,000	227,813
Norcraft Cos. LP 9.00% due 11/01/11	250,000	270,000
Playtex Products, Inc. 9.38% due 06/01/11	500,000	526,250
Sealy Mattress Co. 8.25% due 06/15/14	375,000	396,562

		19,742,216

EDUCATION — 0.6%
Education — 0.6%
Boston University, Series A 7.63% due 07/15/97	2,000,000	2,376,076

ENERGY — 5.4%
Energy Services — 2.7%
CMS Energy Corp. 7.50% due 01/15/09	500,000	536,250
Continental Resources, Inc. 10.25% due 08/01/08	250,000	259,500
El Paso Production Holding Co. 7.75% due 06/01/13	375,000	390,937
Enersis SA 7.40% due 12/01/16	600,000	625,316
FirstEnergy Corp. 5.50% due 11/15/06	150,000	156,079
FirstEnergy Corp. 7.38% due 11/15/31	1,600,000	1,823,056
Gazprom International SA 7.20% due 02/01/20*	1,570,000	1,648,500
MidAmerican Energy Co. 4.65% due 10/01/14	800,000	796,265
MidAmerican Energy Co. 6.75% due 12/30/31	750,000	864,363
PSEG Energy Holdings, Inc. 8.63% due 02/15/08	150,000	165,750
PSEG Energy Holdings, Inc. 10.00% due 10/01/09	500,000	602,500
PSEG Power, LLC 7.75% due 04/15/11	1,750,000	2,043,013

Range Resources Corp. 7.38% due 07/15/13	125,000	133,750
Tenaga Nasional BHD 7.50% due 01/15/96*	1,000,000	987,220

Energy Sources — 2.7%
ANR Pipeline Co. 8.88% due 03/15/10	50,000	56,125
Calpine Canada Energy Finance 8.50% due 05/01/08	125,000	76,875
Calpine Corp. 8.50% due 02/15/11	450,000	257,625
Compton Petroleum Corp. 9.90% due 05/15/09	300,000	332,250
EOG Company of Canada 7.00% due 12/01/11*	1,100,000	1,250,700
Husky Oil, Ltd. 7.13% due 11/15/06	1,600,000	1,723,013
Husky Oil, Ltd. 7.55% due 11/15/16	1,000,000	1,196,396
Husky Oil, Ltd. 8.90% due 08/15/28(5)	700,000	810,535
Lone Star Technologies, Inc. 9.00% due 06/01/11	100,000	107,000
Pemex Project Funding Master Trust 9.13% due 10/13/10	250,000	300,625
Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due 09/15/09*	1,832,000	1,822,895
Swift Energy Co. 9.38% due 05/01/12	350,000	395,500
Union Pacific Resources Group, Inc. 7.00% due 10/15/06	850,000	915,425
Valero Energy Corp. 7.50% due 04/15/32	1,750,000	2,093,007

		22,370,470

FINANCE — 18.6%
Banks — 2.5%
ABN AMRO Holding NV 7.30% due 12/01/26	500,000	533,980
City National Bank 6.38% due 01/15/08	1,225,000	1,326,135
Corporacion Andina De Fomento 7.38% due 01/18/11	1,185,000	1,356,670
FirstBank Puerto Rico 7.63% due 12/20/05	1,750,000	1,807,949
Hudson United Bank 7.00% due 05/15/12	1,000,000	1,124,853
Swedbank 7.50% due 11/01/06*(5)	500,000	540,576
Union Planters Corp. 4.38% due 12/01/10	1,500,000	1,515,028
Wachovia Bank NA 4.80% due 11/01/14	2,000,000	1,998,360

Financial Services — 14.1%
125 Home Loan Owner Trust 9.26% due 02/15/29*(2)	264,273	266,915
American Express Co. 4.88% due 07/15/13	600,000	612,741
ASG Consolidated, LLC 11.50% due 11/01/11(4)	650,000	414,375
Astoria Financial Corp. 5.75% due 10/15/12	1,200,000	1,257,112
BCP Caylux Holdings Luxembourg 9.63% due 06/15/14*	525,000	588,000
Bear Stearns & Co., Inc. 5.70% due 11/15/14	1,500,000	1,592,691
Borden United States Finance Corp. 9.00% due 07/15/14	325,000	355,469
Caithness Coso Funding Corp., Series B 9.05% due 12/15/09	457,491	507,815
Capital One Financial Corp. 7.13% due 08/01/08	1,200,000	1,327,126
Couche Tard United States LP 7.50% due 12/15/13	475,000	511,812
Deluxe Corp. 5.13% due 10/01/14	2,900,000	2,789,762
Donaldson, Lufkin & Jenrette, Inc. 6.88% due 11/01/05	500,000	520,450
Dow Jones CDX HY 6.38% due 12/29/09	1,275,000	1,316,437
Dow Jones CDX HY 8.00% due 12/29/09	2,700,000	2,764,125
Eircom Funding 8.25% due 08/15/13	300,000	333,750
Fertinitro Finance, Inc. 8.29% due 04/01/20*	1,005,000	834,694
FMR Corp. 7.57% due 06/15/29*	2,200,000	2,700,155
Ford Motor Credit Co. 7.38% due 10/28/09	550,000	598,181
Franklin Resources, Inc. 3.70% due 04/15/08	500,000	501,570
General Electric Capital Corp. Medium Term Note 3.75% due 12/15/09	1,000,000	995,468
General Motors Acceptance Corp. 4.50% due 07/15/06	1,250,000	1,268,536
General Motors Acceptance Corp. 6.88% due 09/15/11	250,000	260,246
General Motors Acceptance Corp. 7.50% due 07/15/05	550,000	568,207
General Motors Acceptance Corp. 8.00% due 11/01/31	6,500,000	6,727,799
Global Cash Access, Inc. 8.75% due 03/15/12	400,000	434,000
Gold Kist, Inc. 10.25% due 03/15/14	250,000	280,000
Goldman Sachs Capital I 6.35% due 02/15/34	1,500,000	1,534,800
Goldman Sachs Group, Inc. 3.88% due 01/15/09	1,750,000	1,761,889
Huntsman Advanced Materials, LLC 11.00% due 07/15/10*	250,000	288,750
Interline Brands, Inc. 11.50% due 05/15/11	350,000	388,500
Jostens IH Corp. 7.63% due 10/01/12	300,000	310,500
Lehman Brothers Holdings, Inc. 6.63% due 02/15/08	2,000,000	2,190,396

Lehman Brothers Holdings, Inc. 7.88% due 08/15/10	250,000	297,167
MBIA Global Funding, LLC 2.88% due 11/30/06*	2,100,000	2,092,274
MBIA, Inc. 6.63% due 10/01/28	250,000	279,295
MBNA Corp. 7.50% due 03/15/12	1,000,000	1,168,569
MDP Acquisitions, PLC 9.63% due 10/01/12	450,000	513,000
MDP Acquisitions, PLC 15.50% due 10/01/13(3)	306,635	357,230
Morgan Stanley Group, Inc. 5.30% due 03/01/13	2,000,000	2,076,614
Nalco Finance Holdings, Inc. 9.00% due 02/01/14*(4)	275,000	204,188
NBC Aquisition Corp. 11.00% due 03/15/13(4)	300,000	210,000
PCA LLC/PCA Finance Corp. 11.88% due 08/01/09	400,000	380,000
Rainbow National Services, LLC 10.38% due 09/01/14	450,000	490,500
Residential Asset Mtg. Products, Inc. 2.26% due 11/25/04(6)	372,180	372,359
Residential Asset Securities Corp. 2.23% due 11/25/04(6)	732,403	731,808
Resolution Funding Corp. zero coupon due 01/15/21(9)	640,000	280,088
Sensus Metering Systems, Inc. 8.63% due 12/15/13	375,000	386,250
SMFC Trust 3.08% due 11/01/04*(2)(5)	13,275	10,176
Standard Aero Holdings, Inc. 8.25% due 09/01/14	150,000	158,625
Trains HY-2004-1 8.21% due 11/04/04	2,495,640	2,720,247
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	680,000	697,517
UAP Holding Corp. 10.75% due 07/15/12*(4)	450,000	343,125
UGS Corp. 10.00% due 06/01/12*	600,000	672,000
Universal City Development Partners 11.75% due 04/01/10	725,000	844,625
Vanguard Health Holding Co. II 9.00% due 10/01/14	275,000	284,625
Waddell & Reed Financial, Inc. 7.50% due 01/18/06	1,750,000	1,840,373

Insurance — 2.0%
Delphi Funding, LLC 9.31% due 03/25/27	800,000	685,664
Liberty Mutual Insurance 8.20% due 05/04/07*	1,100,000	1,204,831
Life Re Capital Trust I 8.72% due 06/15/27*	1,000,000	1,021,273
Oil Insurance, Ltd. 5.15% due 08/01/08*(5)	1,000,000	1,017,810
Pacific Life Corp. 6.60% due 09/15/33*	1,200,000	1,307,064
Reinsurance Group of America, Inc. 7.25% due 04/01/06*	500,000	523,600
Union Central Life Insurance Co. 8.20% due 11/01/26*	1,250,000	1,393,659
USF&G Capital II, Series B 8.47% due 01/10/27	850,000	963,849
USF&G Capital III 8.31% due 07/01/46*	250,000	300,296

		72,834,523

HEALTHCARE — 2.5%
Drugs — 0.1%
WH Holdings (Cayman Islands), Ltd. 9.50% due 04/01/11	350,000	383,250

Health Services — 1.6%
Ameripath, Inc. 10.50% due 04/01/13	550,000	539,000
Anthem, Inc. 6.80% due 08/01/12	800,000	898,102
Ardent Health Services, Inc. 10.00% due 08/15/13	375,000	383,437
Concentra Operating Corp. 9.13% due 06/01/12*	100,000	110,500
Concentra Operating Corp. 9.50% due 08/15/10	275,000	305,250
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09	175,000	175,875
HCA, Inc. 6.75% due 07/15/13	500,000	519,920
HCA, Inc. 7.50% due 11/06/33	275,000	275,321
HCA, Inc. 7.88% due 02/01/11	150,000	166,037
HCA, Inc. 8.75% due 09/01/10	800,000	922,465
Magellan Health Services, Inc. 9.38% due 11/15/08	261,764	283,360
Manor Care, Inc. 8.00% due 03/01/08	133,000	150,529
National Mentor, Inc. 9.63% due 12/01/12*	150,000	153,750
Tenet Healthcare Corp. 9.88% due 07/01/14*	225,000	235,688
UnitedHealth Group, Inc. 3.30% due 01/30/08	365,000	362,206
UnitedHealth Group, Inc. 7.50% due 11/15/05	1,000,000	1,043,634
Ventas Reality, Ltd. 6.63% due 10/15/14*	125,000	127,500

Medical Products — 0.8%
Astrazeneca Group, PLC 5.40% due 06/01/14	970,000	1,033,476
Fisher Scientific International, Inc. 6.75% due 08/15/14*	200,000	214,000
Leiner Health Products, Inc. 11.00% due 06/01/12*	300,000	325,125
Medical Device Manufacturing, Inc. 10.00% due 07/15/12*	450,000	481,500

Norcross Safety Products, LLC 9.88% due 08/15/11	550,000	599,500
Sybron Dental Specialties, Inc. 8.13% due 06/15/12	250,000	272,500
VWR International Inc. 8.00% due 04/15/14*	375,000	402,187

		10,364,112

INDUSTRIAL & COMMERCIAL — 9.5%
Aerospace & Military Technology — 1.1%
Alliant Techsystems, Inc. 8.50% due 05/15/11	375,000	413,438
Argo-Tech Corp. 9.25% due 06/01/11*	250,000	272,500
Boeing Co. 8.75% due 09/15/31	900,000	1,248,143
L-3 Communications Corp. 6.13% due 01/15/14	675,000	698,625
Raytheon Co. 5.38% due 04/01/13	1,000,000	1,045,147
Raytheon Co. 7.20% due 08/15/27	500,000	580,815
Transdigm, Inc. 8.38% due 07/15/11	325,000	349,375

Building Materials — 0.5%
CRH America, Inc. 5.30% due 10/15/13	750,000	774,799
Nortek Holdings, Inc. 8.50% due 09/01/14*	175,000	185,500
Ply Gem Industries, Inc. 9.00% due 02/15/12	200,000	199,500
Riverside Forest Products, Ltd. 7.88% due 03/01/14	350,000	371,875
United States Concrete, Inc. 8.38% due 04/01/14	375,000	400,781

Business Services — 3.3%
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	167,250
Advanstar Communications, Inc. 12.00% due 02/15/11	550,000	591,250
Advanstar, Inc. 15.00% due 10/15/11(4)	225,000	190,406
Affinity Group, Inc. 9.00% due 02/15/12	250,000	267,500
Allied Waste North America, Inc. 6.13% due 02/15/14	125,000	115,625
Allied Waste North America, Inc. 7.63% due 01/01/06	1,000,000	1,035,000
Allied Waste North America, Inc. 8.50% due 12/01/08	150,000	157,500
Allied Waste North America, Inc. 9.25% due 09/01/12	250,000	270,000
Brickman Group, Ltd. 11.75% due 12/15/09	300,000	346,500
Cadmus Communications Corp. 8.38% due 06/15/14	150,000	162,000
Danka Business Systems, PLC 11.00% due 06/15/10	225,000	236,250
Dollar Financial Group, Inc. 9.75% due 11/15/11	200,000	213,500
Greif Brothers Corp. 8.88% due 08/01/12	400,000	445,000
Hines Nurseries, Inc. 10.25% due 10/01/11	250,000	267,500
Imco Recycling, Inc. 9.00% due 11/15/14*	150,000	150,000
Imco Recycling, Inc. 10.38% due 10/15/10	350,000	390,250
Ingram Micro, Inc., Class A 9.88% due 08/15/08	450,000	493,875
Language Line, Inc. 14.13% due 06/15/13*(4)	100,000	54,750
Language Line, Inc. 11.13% due 06/15/12*	125,000	129,688
Pliant Corp. 11.13% due 09/01/09	75,000	80,625
Pliant Corp. 13.00% due 06/01/10	200,000	186,500
Quebecor Media, Inc. 11.13% due 07/15/11	425,000	491,937
Republic Services, Inc. 6.75% due 08/15/11	900,000	1,016,460
SITEL Corp. 9.25% due 03/15/06	250,000	250,000
Smurfit-Stone Container Corp. 8.25% due 10/01/12	525,000	582,750
Synagro Technologies, Inc. 9.50% due 04/01/09	325,000	346,938
United Rentals North America, Inc. 6.50% due 02/15/12	200,000	198,000
USA Waste Services, Inc. 7.13% due 10/01/07	2,175,000	2,399,638
Vertis, Inc. 9.75% due 04/01/09	250,000	272,500
Vertis, Inc. 10.88% due 06/15/09	675,000	735,750
Waste Management, Inc. 8.75% due 05/01/18	850,000	981,171
Yell Finance BV 10.75% due 08/01/11	406,000	472,990

Electrical Equipment — 0.0%
WESCO Distribution, Inc., Series B 9.13% due 06/01/08	200,000	207,000

Machinery — 2.2%
AGCO Corp. 9.50% due 05/01/08	175,000	188,125
Amsted Industries, Inc. 10.25% due 10/15/11*	400,000	440,000
Briggs & Stratton Corp. 7.25% due 09/15/07	100,000	107,000
Briggs & Stratton Corp. 8.88% due 03/15/11	1,400,000	1,687,000
Case New Holland, Inc. 9.25% due 08/01/11*	600,000	684,000

CLARK Material Handling Co., Series D 10.75% due 11/15/06†(1)(2)(8)	100,000	10
Columbus McKinnon Corp. 8.50% due 04/01/08	500,000	492,500
Columbus McKinnon Corp. 10.00% due 08/01/10	50,000	55,000
Erico International Corp. 8.88% due 03/01/12	375,000	391,875
Kennametal, Inc. 7.20% due 06/15/12	2,400,000	2,669,988
Tekni-Plex, Inc., Series B 12.75% due 06/15/10	350,000	262,500
Thermadyne Holdings Corp. 9.25% due 02/01/14	250,000	237,500
Tyco International Group SA 5.80% due 08/01/06	1,600,000	1,675,591
Tyco International Group SA 6.38% due 06/15/05	125,000	127,847

Multi-Industry — 1.2%
Aearo Co. 8.25% due 04/15/12	375,000	388,125
Clean Harbors, Inc. 11.25% due 07/15/12*	325,000	347,750
Crystal US Holdings 10.50% due 10/01/14(4)	775,000	488,250
Eaglepicher, Inc. 9.75% due 09/01/13	750,000	761,250
Graphic Packaging International, Inc. 9.50% due 08/15/13	600,000	691,500
Hutchison Whampoa, Ltd. 6.50% due 02/13/13*	500,000	532,189
Koppers, Inc. 9.88% due 10/15/13	300,000	339,000
Lazy Days RV Center, Inc. 11.75% due 05/15/12*	300,000	316,500
Polypore, Inc. 8.75% due 05/15/12*	275,000	287,375
Reddy Ice Holdings Inc. 10.50% due 11/01/12*(4)	500,000	337,500
Superior Essex Communications LLC 9.00% due 04/15/12	325,000	329,875

Transportation — 1.2%
Allied Holdings, Inc. 8.63% due 10/01/07	175,000	140,438
Ameritruck Distribution Corp. 12.25% due 11/15/05†(1)(2)(5)(8)	100,000	0
Burlington Northern and Santa Fe Railway Corp., Series 99-2 7.57% due 01/02/21	467,483	554,224
Fedex Corp. 2.65% due 04/01/07	2,250,000	2,222,289
Hertz Corp. 4.70% due 10/02/06	1,000,000	1,016,406
Holt Group, Inc. 9.75% due 01/15/06†(1)(2)(8)	100,000	0
Petroleum Helicopters, Inc. 9.38% due 05/01/09	250,000	270,312
Stena AB 9.63% due 12/01/12	550,000	619,437

		39,107,957

INFORMATION & ENTERTAINMENT — 12.2%
Broadcasting & Media — 7.5%
Advertising Directory Solutions Inc. 9.25% due 11/15/12*	50,000	52,187
American Media Operations, Inc. 8.88% due 01/15/11	125,000	133,125
American Media Operations, Inc. 10.25% due 05/01/09	400,000	421,000
AOL Time Warner, Inc. 7.70% due 05/01/32	1,500,000	1,796,307
British Sky Broadcasting Group, PLC 7.30% due 10/15/06	1,245,000	1,339,645
Cablevision Systems Corp. 8.00% due 04/15/12*	350,000	376,250
CBD Media Holdings, LLC 9.25% due 07/15/12*	325,000	326,625
CF Cable TV, Inc. 9.13% due 07/15/07	500,000	519,626
Charter Communications Holdings II, LLC 10.25% due 09/15/10	650,000	676,000
Charter Communications Holdings, LLC 9.92% due 04/01/11(4)	700,000	561,750
Clear Channel Communications, Inc. 3.13% due 02/01/07	500,000	495,650
Clear Channel Communications, Inc. 4.63% due 01/15/08	2,000,000	2,038,896
Coleman Cable, Inc. 9.88% due 10/01/12	200,000	206,000
Comcast Cable Communications, Inc. 6.38% due 01/30/06	290,000	302,499
Comcast Cable Communications, Inc. 6.88% due 06/15/09	1,000,000	1,118,703
Comcast Corp. 7.05% due 03/15/33	400,000	451,809
Continental Cablevision, Inc. 9.50% due 08/01/13	1,950,000	2,136,161
Cox Enterprises, Inc. 4.38% due 05/01/08*	1,000,000	991,746
CSC Holdings, Inc. 7.25% due 07/15/08	550,000	583,687
CSC Holdings, Inc. 7.88% due 12/15/07	75,000	80,813
CSC Holdings, Inc. 8.13% due 07/15/09	250,000	275,000
Dex Media East, LLC 12.13% due 11/15/12	504,000	626,220
Dex Media West, LLC 9.88% due 08/15/13	806,000	953,095
Dex Media, Inc. 9.00% due 11/15/13(4)	425,000	323,000
DirecTV Holdings, LLC 8.38% due 03/15/13	675,000	769,500
Echostar DBS Corp. 6.38% due 10/01/11	125,000	129,531
Echostar DBS Corp. 6.63% due 10/01/14	675,000	690,188
Fisher Communications, Inc. 8.63% due 09/15/14	125,000	131,875
Grupo Televisa SA 8.00% due 09/13/11	1,700,000	1,963,500

HM Publishing Corp. 11.50% due 10/15/13(4)	300,000	196,125
Kabel Deutschland GmbH 10.63% due 07/01/14*	725,000	812,000
Lamar Media Corp. 7.25% due 01/01/13	450,000	488,250
Liberty Group Operating, Inc. 9.38% due 02/01/08	250,000	251,875
Lodgenet Entertainment Corp. 9.50% due 06/15/13	275,000	300,437
News America Holdings, Inc. 8.00% due 10/17/16	650,000	804,802
News America Holdings, Inc. 8.50% due 02/15/05	250,000	253,633
News America Holdings, Inc. 9.25% due 02/01/13	1,000,000	1,294,104
News America, Inc. 7.63% due 11/30/28	1,000,000	1,195,386
PRIMEDIA, Inc. 8.88% due 05/15/11	300,000	312,750
Readers Digest Assoc., Inc. 6.50% due 03/01/11	350,000	363,125
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,139,756
RH Donnelley Finance Corp. I 10.88% due 12/15/12*	400,000	489,000
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	600,000	654,000
Univision Communications, Inc. 3.50% due 10/15/07	1,200,000	1,195,180
XM Satellite Radio, Inc. 14.00% due 12/31/09(4)	315,499	317,471
XM Satellite Radio, Inc. 12.00% due 06/15/10	171,000	201,352

Entertainment Products — 0.6%
Cinemark, Inc. 9.75% due 03/15/14(4)	850,000	601,375
International Speedway Corp. 4.20% due 04/15/09	1,300,000	1,309,951
Loews Cineplex Entertainment Corp. 9.00% due 08/01/14*	525,000	549,938

Leisure & Tourism — 4.1%
AMC Entertainment, Inc. 8.00% due 03/01/14*	350,000	336,000
AMC Entertainment, Inc. 9.88% due 02/01/12	225,000	240,750
Boyd Gaming Corp. 7.75% due 12/15/12	225,000	248,063
Boyd Gaming Corp. 8.75% due 04/15/12	200,000	226,000
Buffets, Inc. 11.25% due 07/15/10	125,000	133,125
Carnival Corp. 3.75% due 11/15/07	1,800,000	1,814,063
Cinemark USA, Inc. 9.00% due 02/01/13	200,000	226,000
Continental Airlines, Inc., Series 99-2 7.73% due 03/15/11	234,019	159,250
Courtyard by Marriott II 10.75% due 02/01/08	200,000	201,000
Delta Air Lines, Inc., Series 02-1 6.42% due 07/02/12	500,000	515,218
Dominos, Inc. 8.25% due 07/01/11	255,000	279,225
Harrah’s Operating Co., Inc. 7.88% due 12/15/05	600,000	630,000
Hilton Hotels Corp. 8.25% due 02/15/11	650,000	774,857
HMH Properties, Inc., Series B 7.88% due 08/01/08	185,000	190,088
Host Marriott LP 7.13% due 11/01/13	325,000	351,000
Intrawest Corp. 7.50% due 10/15/13	275,000	294,250
Isle of Capri Casinos, Inc. 7.00% due 03/01/14	75,000	77,625
Isle of Capri Casinos, Inc. 9.00% due 03/15/12	350,000	392,000
K2, Inc. 7.38% due 07/01/14*	75,000	81,750
Majestic Star Casino, LLC 9.50% due 10/15/10	300,000	309,750
Mandalay Resort Group 9.38% due 02/15/10	100,000	116,000
Mandalay Resort Group 9.50% due 08/01/08	200,000	230,250
Mandalay Resort Group 10.25% due 08/01/07	600,000	684,000
MGM Mirage, Inc. 9.75% due 06/01/07	950,000	1,068,750
MGM Mirage, Inc. 5.88% due 02/27/14	400,000	394,500
MGM Mirage, Inc. 8.38% due 02/01/11	100,000	112,750
Mohegan Tribal Gaming Authority 8.00% due 04/01/12	350,000	386,750
Motor Gaming Group, Inc. 9.75% due 04/01/10	425,000	463,250
Northwest Airlines Corp. 8.07% due 04/01/21	526,854	586,009
Park Place Entertainment Corp. 7.88% due 03/15/10	275,000	315,219
Park Place Entertainment Corp. 8.13% due 05/15/11	650,000	759,687
Penn National Gaming, Inc. 8.88% due 03/15/10	75,000	82,688
Penn National Gaming, Inc. 11.13% due 03/01/08	300,000	324,375
Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10	350,000	400,750
Southwest Airlines Co. 6.50% due 03/01/12	1,000,000	1,102,472
Southwest Airlines Co. 7.38% due 03/01/27	215,000	238,604
Starwood Hotels & Resorts Worldwide, Inc. 7.38% due 05/01/07	825,000	887,906
Sun International Hotels, Ltd. 8.88% due 08/15/11	450,000	496,125
True Temper Sports, Inc. 8.38% due 09/15/11	300,000	273,000
Venetian Casino Resort, LLC 11.00% due 06/15/10	375,000	430,781
Wynn Las Vegas, LLC 12.00% due 11/01/10	151,000	188,750

		50,223,528

INFORMATION TECHNOLOGY — 9.8%
Computers & Business Equipment — 1.0%
Dell, Inc. 7.10% due 04/15/28	1,000,000	1,192,982
Hawk Corp. 8.75% due 11/01/14*	325,000	333,938
International Business Machines Corp. 5.88% due 11/29/32	1,000,000	1,050,317
Seagate Technology Holdings 8.00% due 05/15/09	375,000	405,469
Xerox Corp. 7.63% due 06/15/13	350,000	385,000
Xerox Corp. 9.75% due 01/15/09	775,000	908,687

Computer Services — 0.2%
Activant Solutions, Inc. 10.50% due 06/15/11	375,000	390,000
Sungard Data Systems, Inc. 4.88% due 01/15/14	400,000	392,564

Computer Software — 0.5%
Unisys Corp. 6.88% due 03/15/10	400,000	428,000
Unisys Corp. 8.13% due 06/01/06	1,350,000	1,434,375

Electronics — 0.5%
AMI Semiconductor, Inc. 10.75% due 02/01/13	163,000	191,117
FIMEP SA 10.50% due 02/15/13	225,000	263,250
Fisher Scientific International, Inc. 8.00% due 09/01/13	400,000	451,000
Freescale Semiconductor 7.13% due 07/15/14*	275,000	291,500
Stoneridge, Inc. 11.50% due 05/01/12	400,000	458,000
Telex Communications Holdings, Inc. 11.50% due 10/15/08	300,000	327,000

Internet Content — 0.1%
FTD, Inc. 7.75% due 02/15/14	375,000	375,938

Telecommunications — 7.5%
Alaska Communications Systems Holdings 9.88% due 08/15/11	375,000	371,250
AT&T Wireless Services, Inc. 6.88% due 04/18/05	1,000,000	1,019,737
AT&T Wireless Services, Inc. 8.75% due 03/01/31	250,000	335,629
Block Communications, Inc. 9.25% due 04/15/09	250,000	267,500
CenturyTel, Inc., Series H 8.38% due 10/15/10	1,510,000	1,799,822
Cincinnati Bell, Inc. 7.25% due 07/15/13	350,000	350,875
Cincinnati Bell, Inc. 8.38% due 01/15/14	275,000	262,625
Citizens Communications Co. 8.50% due 05/15/06	1,650,000	1,773,750
Citizens Communications Co. 9.00% due 08/15/31	1,000,000	1,067,500
Citizens Communications Co. 9.25% due 05/15/11	125,000	144,062
Cox Communications, Inc. 7.75% due 08/15/06	2,250,000	2,425,862
Inmarsat Finance, PLC 7.63% due 06/30/12*	50,000	50,500
KT Corp. 5.88% due 06/24/14*	1,800,000	1,926,144
Lenfest Communications, Inc. 10.50% due 06/15/06	2,600,000	2,885,015
Newskies Satellites 9.13% due 11/01/12*	175,000	178,938
Nextel Communications, Inc. 7.38% due 08/01/15	900,000	999,000
Nextel Partners, Inc. 12.50% due 11/15/09	308,000	352,275
Panamsat Corp., 9.00% due 08/15/14	425,000	448,375
Panamsat Holding Corp. 10.38% due 11/01/14(4)	700,000	418,250
Primus Telecommunications Group 8.00% due 01/15/14	300,000	215,250
Qwest Capital Funding, Inc. 7.25% due 02/15/11	150,000	139,875
Qwest Services Corp. 8.88% due 03/15/12(4)*	1,350,000	1,522,125
Qwest Services Corp. 13.50% due 12/15/10*	1,175,000	1,395,312
Rogers Wireless, Inc. 6.38% due 03/01/14	325,000	310,375
Sprint Capital Corp. 6.13% due 11/15/08	2,000,000	2,166,894
Sprint Capital Corp. 6.38% due 05/01/09	350,000	384,337
Sprint Capital Corp. 7.13% due 01/30/06	1,250,000	1,314,755
Telecom de Puerto Rico Inc. 6.65% due 05/15/06	2,000,000	2,101,126
Telefonos de Mexico SA 4.50% due 11/19/08	2,150,000	2,168,944
Tritel PCS, Inc. 10.38% due 01/15/11	1,007,000	1,143,539
United States Unwired, Inc. 10.00% due 06/15/12	325,000	351,813
Verizon Global Funding Corp. 7.75% due 06/15/32	500,000	613,746

		40,184,337

MATERIALS — 7.5%
Chemicals — 1.3%
Equistar Chemicals LP 10.13% due 09/01/08	400,000	459,500
FMC Corp. 10.25% due 11/01/09	300,000	348,000
Foamex LP 9.88% due 06/15/07	175,000	126,000
Hexcel Corp. 9.75% due 01/15/09	450,000	473,625
Hexcel Corp. 9.88% due 10/01/08	200,000	224,000
Huntsman International, LLC 10.13% due 07/01/09	600,000	630,000
Lyondell Chemical Co. 9.50% due 12/15/08	450,000	490,500
Lyondell Chemical Co. 10.50% due 06/01/13	150,000	177,000
Lyondell Chemical Co. 10.88% due 05/01/09	525,000	557,156
Lyondell Chemical Co., Series A 9.63% due 05/01/07	150,000	164,625
Nalco Co. 7.75% due 11/15/11	100,000	108,250
Nalco Co. 8.88% due 11/15/13	200,000	219,250
Reliance Industries, Ltd. 8.25% due 01/15/27*	500,000	543,290
Rhodia SA 8.88% due 06/01/11	100,000	93,500
Union Carbide Chemical & Plastics Co., Inc. 7.88% due 04/01/23	50,000	51,000
Union Carbide Chemical & Plastics Co., Inc. 8.75% due 08/01/22	300,000	312,000
Union Carbide Corp. 6.79% due 06/01/25	100,000	102,000
Union Carbide Corp. 7.50% due 06/01/25	75,000	75,000
United Industries Corp. 9.88% due 04/01/09	425,000	446,250

Forest Products — 3.4%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	1,500,000	1,642,500
Associated Materials, Inc. 11.25% due 03/01/14*(4)	450,000	335,250
Berry Plastics Corp. 10.75% due 07/15/12	325,000	373,750
Boise Cascade Corp. 7.00% due 11/01/13	75,000	87,750
Boise Cascade, LLC 5.01% due 10/15/12*(6)	125,000	127,813
Boise Cascade, LLC 7.13% due 10/15/14*	150,000	156,571
Georgia-Pacific Corp. 8.13% due 05/15/11	850,000	992,375
Georgia-Pacific Corp. 9.38% due 02/01/13	825,000	971,437
Graham Packaging Co., Inc. 8.50% due 10/15/12	175,000	183,750
International Paper Co. 4.25% due 01/15/09	750,000	756,856
Louisiana-Pacific Corp. 8.88% due 08/15/10	1,250,000	1,493,750
Owens-Brockway Glass Container Inc. 7.75% due 05/15/11	300,000	326,250
Owens-Brockway Glass Container Inc. 8.25% due 05/15/13	675,000	742,500
Owens-Illinois, Inc. 7.35% due 05/15/08	325,000	339,625
Pliant Corp. 13.00% due 06/01/10	325,000	303,063
Pope & Talbot, Inc. 8.38% due 06/01/13	250,000	262,500
Stone Container Corp. 9.75% due 02/01/11	400,000	446,000
Tembec Industries, Inc. 8.50% due 02/01/11	375,000	383,438
Westvaco Corp. 7.65% due 03/15/27	1,500,000	1,723,710
Weyerhaeuser Co. 7.38% due 03/15/32	2,000,000	2,332,984

Metals & Minerals — 2.8%
Alltrista Corp. 9.75% due 05/01/12	550,000	596,750
Associated Materials, Inc. 9.75% due 04/15/12	175,000	199,500
Barrick Gold Corp. 7.50% due 05/01/07	2,000,000	2,198,030
California Steel Industries, Inc. 6.13% due 03/15/14	325,000	319,312
Commonwealth Aluminum Corp. 10.75% due 10/01/06	100,000	100,250
Compass Minerals Group, Inc. 10.00% due 08/15/11	325,000	364,000
Compass Minerals International, Inc. 12.00% due 06/01/13(4)	475,000	375,250
Compass Minerals International, Inc. 12.75% due 12/15/12(4)	175,000	147,000
Euramax International, Inc. 8.50% due 08/15/11	500,000	532,500
Inco, Ltd. 5.70% due 10/15/15	1,050,000	1,095,162
Ispat Inland ULC 9.75% due 04/01/14	200,000	243,000
Mueller Group Inc. 10.00% due 05/01/12	250,000	270,000
Neenah Corp. 11.00% due 09/30/10*	358,000	393,800
Neenah Corp. 13.00% due 09/30/13*	257,092	264,805
Noranda, Inc. 6.00% due 10/15/15	750,000	797,721
Placer Dome, Inc., Series B 8.50% due 12/31/45	1,870,000	2,148,643
Republic Technologies International, LLC 13.75% due 07/15/09†(1)(2)(8)	150,000	0
Russell-Stanley Holdings, Inc. 9.00% due 11/30/08*(2)(3)(8)	12,811	5,360
Ryerson Tull, Inc. 9.13% due 07/15/06	275,000	288,750
Transportation Technologies Industries, Inc. 12.50% due 03/31/10*	350,000	359,187
United States Steel Corp. 9.75% due 05/15/10	252,000	288,540

Valmont Industries, Inc. 6.88% due 05/01/14*	150,000	154,500
Wise Metals Group, LLC 10.25% due 05/15/12*	300,000	298,500

		31,023,378

MUNICIPAL BONDS — 0.1%
Municipal Bonds — 0.1%
McKeesport, Pennsylvania 7.30% due 03/01/20	250,000	276,433

NON-U.S. GOVERNMENT OBLIGATIONS — 0.9%
Foreign Government — 0.9%
United Mexican States 6.63% due 03/03/15	1,900,000	2,036,800
United Mexican States 7.50% due 04/08/33	1,400,000	1,492,400

		3,529,200

REAL ESTATE — 1.3%
Real Estate Companies — 0.6%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10	98,000	111,720
EOP Operating LP 7.75% due 11/15/07	250,000	279,520
EOP Operating LP 8.38% due 03/15/06	1,500,000	1,606,294
Susa Partnership LP 8.20% due 06/01/17	250,000	326,455

Real Estate Investment Trusts — 0.7%
Apache Finance Property, Ltd. 7.00% due 03/15/09	550,000	629,930
Rouse Co. 5.38% due 11/26/13	900,000	848,463
Simon Property Group LP 6.35% due 08/28/12	1,400,000	1,530,714

		5,333,096

U.S. GOVERNMENT AGENCIES — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mtg. Assoc. 6.50% due 03/01/29	257,113	271,020
Federal National Mtg. Assoc. 6.50% due 06/01/29	191,220	201,562
Federal National Mtg. Assoc. 6.50% due 08/01/29	359,742	379,336
Federal National Mtg. Assoc. 6.50% due 11/01/31	64,394	67,841
Federal National Mtg. Assoc. 6.50% due 05/01/32	105,536	111,155

		1,030,914

U.S. GOVERNMENT OBLIGATIONS — 0.8%
U.S. Treasuries — 0.8%
United States Treasury Bonds 6.25% due 08/15/23	2,650,000	3,130,312

UTILITIES — 6.0%
Electric Utilities — 3.1%
Alabama Power Co. 5.70% due 02/15/33	1,000,000	1,024,798
American Electric Power, Inc. 6.13% due 05/15/06	3,000,000	3,140,169
Hydro Quebec 6.30% due 05/11/11	2,700,000	3,041,839
Illinois Power Co. 11.50% due 12/15/10	550,000	652,259
Israel Electric Corp., Ltd. 7.75% due 03/01/09*	500,000	564,679
Israel Electric Corp., Ltd. 7.88% due 12/15/26*	1,250,000	1,410,981
Nevada Power Co. 6.50% due 04/15/12	50,000	52,000
Nevada Power Co. 9.00% due 08/15/13	575,000	669,875
Northwestern Corp. 5.88% due 11/01/14*	100,000	103,125
NRG Energy, Inc. 8.00% due 12/15/13*	275,000	302,844
Pacific Gas & Electric Co. 4.20% due 03/01/11	600,000	598,050
Pacific Gas & Electric Co. 6.05% due 03/01/34	660,000	679,752
Reliant Resources, Inc. 9.25% due 07/15/10	175,000	194,250
Reliant Resources, Inc. 9.50% due 07/15/13	225,000	253,125

Gas & Pipeline Utilities — 1.4%
El Paso Energy Corp. 6.75% due 05/15/09	225,000	228,375
El Paso Energy Corp. 6.95% due 12/15/07	250,000	256,875
El Paso Energy Corp. 7.80% due 08/01/31	1,025,000	940,437
El Paso Energy Corp. 8.05% due 10/15/30	400,000	371,000
Markwest Energy Partners LP 6.88% due 11/01/14*	75,000	76,500
Pacific Energy 7.13% due 06/15/14*	250,000	268,750
SEMCO Energy, Inc. 7.13% due 05/15/08	225,000	237,375
Statoil Inc. 5.13% due 04/30/14*	1,310,000	1,353,348
Tennessee Gas Pipeline Co. 7.50% due 04/01/17	350,000	374,500
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	175,000	189,000
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	375,000	463,125
Transcontinental Gas Pipe Line Corp., Series B 7.00% due 08/15/11	100,000	111,250
Williams Cos., Inc. 7.63% due 07/15/19	250,000	281,250
Williams Cos., Inc. 7.88% due 09/01/21	575,000	652,625

Telephone — 1.5%
AT&T Corp. 8.50% due 11/15/31	1,375,000	1,591,562
Bellsouth Corp. 5.20% due 09/15/14	1,400,000	1,428,181
Deutsche Telekom International Finance BV 5.25% due 07/22/13	900,000	930,521
MCI, Inc. 7.74% due 05/01/14	825,000	795,094
SBC Communications, Inc. 5.10% due 09/15/14	1,400,000	1,409,737

		24,647,251

TOTAL BONDS & NOTES (cost $334,407,669)		350,945,927

Common Stock — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Housing — 0.0%
Sleepmaster, LLC(8)	264	74,593

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
NTL, Inc.†	1,241	82,539
Viatel Holding (Bermuda), Ltd.†	1,590	1,511

		84,050

MATERIALS — 0.0%
Chemicals — 0.0%
General Chemical Industrial Product, Inc.(2)(8)	71	13,210

Metals & Minerals — 0.0%
Russell-Stanley Holdings, Inc.†*(2)(8)	1,500	15

		13,225

TOTAL COMMON STOCK (cost $985,759)		171,868

Preferred Stock — 1.4%
CONSUMER DISCRETIONARY — 0.1%
Retail — 0.1%
General Nutrition Centers 12.00%(2)	300	315,000

FINANCE — 0.9%
Financial Services — 0.9%
Citigroup, Inc., Series F 6.37%	42,000	2,236,920
Lehman Brothers Holdings, Inc., Series D 5.67%	30,000	1,507,500

		3,744,420

INFORMATION & ENTERTAINMENT — 0.1%
Broadcasting & Media — 0.1%
PRIMEDIA, Inc., Series F 9.20%	4,275	376,200

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
McLeodUSA, Inc. 2.50%	2,455	4,296

REAL ESTATE — 0.3%
Real Estate Investment Trusts — 0.3%
ProLogis Trust, Series C 8.54%	20,000	1,140,000

TOTAL PREFERRED STOCK (cost $5,482,446)		5,579,916

Warrants — 0.0%†
FINANCE — 0.0%
Financial Services — 0.0%
MDP Acquisitions, PLC	100	3,900

INDUSTRIAL & COMMERCIAL — 0.0%
Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11*(2)	75	1
Pliant Corp. Expires 06/01/10*	100	1

		2

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media — 0.0%
XM Satellite Radio, Inc. Expires 03/15/10*	125	7,500

Leisure & Tourism — 0.0%
AMF Bowling Worldwide, Inc. Expires 03/09/09(2)	576	0

		7,500

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
McLeodUSA, Inc. Expires 04/16/07	5,443	408

MATERIALS — 0.0%
Chemicals — 0.0%
General Chemical Industrial Products, Inc. Series A, Expires 04/30/11(2)(8)	31	0
General Chemical Industrial Products, Inc. Series B, Expires 03/31/11(2)(8)	42	0

Metals & Minerals — 0.0%
ACP Holding Co., Expires 09/30/13*	40,587	56,822
Republic Technologies International, LLC Expires 07/15/09*(2)(8)	150	0

		56,822

TOTAL WARRANTS (cost $119,668)		68,632

TOTAL INVESTMENT SECURITIES (cost $340,995,542)		356,766,343

Short-Term Securities — 12.1%
Time Deposit — 12.1%
Euro Time Deposit with State Street Bank & Trust Co. 1.25% due 11/01/04 (cost $49,609,000)		$49,609,000	49,609,000

TOTAL INVESTMENTS — (cost $390,604,542)@	98.9%		406,375,343
Other assets less liabilities—	1.1		4,439,916

NET ASSETS—	100.0%		$410,815,259

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $46,713,564 representing 11.37% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
(1)	Bond in default.
(2)	Fair valued security; see Note 1.
(3)	PIK (“Payment-in-Kind”) bond. Payments made with additional securities in lieu of cash.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Variable rate security — the rate reflected is as of October 31, 2004; maturity date reflects next reset date.
(6)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2004.
(7)	Company has filed Chapter 11 bankruptcy.
(8)	Illiquid security.
(9)	Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO Goldman Sachs Asset Management International	Investment Portfolio — October 31, 2004 (unaudited)

Bonds & Notes — 77.8%	Principal Amount (Denominated in Local Currency)/ Shares		Value (Note 1)
AUSTRALIA — 1.6%
Commonwealth of Australia 7.50% due 07/15/05		2,900,000	$2,206,841

BELGIUM — 2.3%
Kingdom of Belgium 3.75% due 03/28/09(4)	EUR	1,700,000	2,234,790
Kingdom of Belgium 5.50% due 03/28/28(4)	EUR	600,000	872,009

			3,106,799

CANADA — 3.8%
Government of Canada 5.00% due 06/01/14		2,890,000	2,467,956
Government of Canada 5.25% due 06/01/13(4)		600,000	522,113
Government of Canada 5.75% due 06/01/29(4)		1,000,000	911,442
Government of Canada 6.00% due 06/01/08(4)		1,300,000	1,151,069

			5,052,580

DENMARK — 0.7%
Kingdom of Denmark 6.00% due 11/15/11(4)		5,000,000	982,932

FRANCE — 11.7%
France Telecom SA 7.00% due 12/23/09 (Information Technology)(4)	EUR	280,000	411,992
France Telecom SA 8.13% due 01/28/33 (Information Technology)(4)	EUR	170,000	293,561
Government of France 5.50% due 10/25/07(4)	EUR	4,950,000	6,833,657
Government of France 5.50% due 04/25/10(4)	EUR	1,600,000	2,272,856
Government of France 5.50% due 04/25/29(4)	EUR	300,000	438,835
Government of France 8.50% due 04/25/23(4)	EUR	400,000	780,689
Natexis Banques Populaires 7.00% due 11/14/05 (Finance)(4)	EUR	800,000	832,254
Republic of France 3.00% due 07/25/09	EUR	1,010,000	1,413,346
Republic of France 5.00% due 04/25/12(4)	EUR	1,650,000	2,298,407

			15,575,597

GERMANY — 12.4%
Federal Republic of Germany 3.00% due 04/11/08	EUR	980,000	1,260,990
Federal Republic of Germany 3.50% due 10/10/08(4)	EUR	350,000	457,132
Federal Republic of Germany 4.50% due 01/04/13(4)	EUR	7,000,000	9,446,555
Federal Republic of Germany 5.50% due 01/04/31	EUR	1,500,000	2,197,532
Federal Republic of Germany 6.00% due 01/04/07(4)	EUR	1,600,000	2,197,557
Federal Republic of Germany 6.25% due 01/04/24(4)	EUR	600,000	949,196

			16,508,962

ITALY — 8.3%
Banca Popolare di Bergamo Capital Trust 8.36% due 02/15/11 (Finance)(1)(4)	EUR	450,000	695,933
Republic of Italy 4.38% due 10/25/06(4)	USD	600,000	616,601
Republic of Italy 4.75% due 02/01/13(4)	EUR	650,000	889,442
Republic of Italy 5.25% due 08/01/17(4)	EUR	750,000	1,060,093
Republic of Italy 5.25% due 11/01/29(4)	EUR	1,400,000	1,935,559
Republic of Italy 6.00% due 05/01/31(4)	EUR	800,000	1,225,981
Republic of Italy 6.50% due 11/01/27(4)	EUR	1,100,000	1,777,692
Republic of Italy 6.75% due 07/01/07(4)	EUR	2,000,000	2,827,301

			11,028,602

JAPAN — 21.1%
Government Of Japan 0.80% due 06/20/09		1,100,000,000	10,503,028
Government Of Japan 1.80% due 06/20/14		160,000,000	1,559,067
Government Of Japan 1.90% due 03/20/24		280,000,000	2,567,009
Japan Development Bank 1.40% due 06/20/12 (Finance)(4)		375,000,000	3,590,330
Japan Development Bank 1.60% due 06/20/14 (Finance)		640,000,000	6,074,542
Japan Finance Corporation for Municipal Enterprises 1.35% due 11/26/13		410,000,000	3,851,094

			28,145,070

LUXEMBOURG — 0.7%
Tyco International Group SA 5.50% due 11/19/08 (Industrial & Commercial)(4)	EUR	370,000	508,528
Tyco International Group SA 6.13% due 04/04/07 (Industrial & Commercial)(4)	EUR	350,000	479,785

			988,313

MEXICO — 0.4%
Telefonos De Mexico SA 4.50% due 11/19/08 (Information Technology)(4)	USD	300,000	302,643
United Mexican States 7.50% due 04/08/33(4)	USD	270,000	287,820

			590,463

NETHERLANDS — 3.0%
BAT Holdings NV 3.02% due 07/21/05 (Finance)(2)(4)	EUR	360,000	462,867
Deutsche Telekom International Finance BV 8.75% due 06/15/30 (Information Technology)	EUR	90,000	118,761
Deutsche Telekom International Finance BV 9.25% due 06/01/32 (Information Technology)(4)	EUR	150,000	214,390
Imperial Tobacco Overseas BV 7.13% due 04/01/09 (Consumer Staples)(4)	USD	570,000	635,498
Kingdom of Netherlands 3.75% due 07/15/14(4)	EUR	1,000,000	1,261,775
Telecom Italia SpA 6.58% due 07/30/09 (Information Technology)(4)		930,000	1,319,181

			4,012,472

SPAIN — 2.8%
Kingdom of Spain 4.00% due 01/31/10(4)	EUR	2,000,000	2,653,853
Kingdom of Spain 4.20% due 07/30/13(4)	EUR	800,000	1,054,144

			3,707,997

SWEDEN — 0.8%
Kingdom of Sweden 5.00% due 01/28/09(4)		4,700,000	703,596
Kingdom of Sweden 6.75% due 05/05/14(4)		2,300,000	388,864

			1,092,460

UNITED KINGDOM — 8.2%
British Telecommunications, PLC 7.13% due 02/15/11 (Information Technology)(4)	EUR	270,000	405,615
Gallaher Group 4.88% due 01/28/05 (Consumer Staples)(4)	EUR	1,400,000	1,801,108
HBOS PLC 6.05% due 11/23/11(1)	EUR	500,000	711,961
Imperial Tobacco Finance, PLC 6.25% due 06/06/07 (Consumer Staples)(4)	EUR	110,000	151,560
Midland Bank, PLC 8.63% due 12/15/04 (Finance)(4)	USD	1,300,000	1,309,366
National Westminster Bank, PLC 7.75% due 10/16/07 (Finance)(1)(4)	USD	330,000	366,861
NGG Finance, PLC 5.25% due 08/23/06 (Finance)(4)	EUR	620,000	827,706
Royal Bank of Scotland Group, PLC 5.25% due 07/22/08 (Finance)(4)		900,000	627,090
SL Finance, PLC 6.38% due 07/12/12 (Finance)(1)(4)	EUR	120,000	171,255
United Kingdom Treasury 4.25% due 06/07/32(4)		1	2
United Kingdom Treasury 5.00% due 09/07/14(4)		250,000	468,856
United Kingdom Treasury 5.75% due 12/07/09(4)		500,000	963,716
United Kingdom Treasury 7.25% due 12/07/07(4)		570,000	1,126,395
United Kingdom Treasury 8.50% due 07/16/07(4)		500,000	1,009,735
United Kingdom Treasury 8.75% due 08/25/17(4)		400,000	1,015,344

			10,956,570

UNITED STATES — 18.5%
ACE INA Holdings Inc. 5.88% due 06/15/14 (Finance)		160,000	166,299
Arch Capital Group, Ltd. 7.35% due 05/01/34 (Finance)		190,000	200,342
AT&T Broadband Corporation 9.46% due 11/15/22 (Information & Entertainment)		190,000	260,813
Citicorp 5.50% due 06/30/10 (Finance)		570,000	401,212
Citigroup, Inc. 6.75% due 12/01/05 (Finance)		400,000	417,468
CNA Financial Corp. 6.60% due 12/15/08 (Finance)(4)		330,000	355,042
Comcast Cable Communications, Inc. 8.38% due 05/01/07(4)		500,000	559,264
Continental Cablevision, Inc. 8.88% due 09/15/05 (Information & Entertainment)		100,000	105,142
Countrywide Home Loans, Inc. 5.25% due 12/15/05		650,000	437,656
Credit Suisse First Boston 7.90% due 05/01/07 (Finance)		550,000	606,494
Endurance Specialty Holdings Ltd. 7.00% due 07/15/34 (Finance)(4)		200,000	203,471
EOP Operating LP 8.38% due 03/15/06 (Real Estate)(4)		170,000	182,047
General Motors Acceptance Corp. 7.00% due 11/15/05 (Finance)		280,000	371,290
Harrah’s Operating Co., Inc. 5.50% due 07/01/10 (Information & Entertainment)*(6)		450.000	469,557
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14 (Finance)*(4)(6)		470,000	489,058
Santander Financial Issuances, Ltd. 7.88% due 04/15/05 (Finance)		600,000	614,912
Sequoia Mortgage Trust 2.56% due 11/20/04 (Finance)(5)		1,540,000	1,540,000
Simon Property Group, Inc. 7.13% due 06/24/05 (Real Estate)(4)		300,000	308,181
Sprint Capital Corp. 4.78% due 08/17/06 (Finance)(3)(4)		530,000	544,836
Sprint Capital Corp. 6.88% due 11/15/28 (Finance)		140,000	150,350
Tele-Communications, Inc. 7.25% due 08/01/05 (Information Technology)(4)		180,000	185,509
United States Treasury Notes 3.13% due 10/15/08(4)		3,150,000	3,156,892
United States Treasury Notes 4.25% due 08/15/13(4)		1,700,000	1,737,519
United States Treasury Notes 4.25% due 11/15/13(4)		800,000	816,250
United States Treasury Notes 5.63% due 05/15/08(4)		270,000	294,005
United States Treasury Notes 6.50% due 02/15/10(4)		750,000	862,939
United States Treasury Bonds 6.25% due 05/15/30(4)		350,000	420,875
United States Treasury Bonds 7.50% due 11/15/24(4)		1,500,000	2,022,949
United States Treasury Bonds 8.00% due 11/15/21(4)		1,100,000	1,526,465
United States Treasury Bonds 8.13% due 08/15/19(4)		1,000,000	1,381,172
United States Treasury Bonds 8.88% due 08/15/17(4)		1,500,000	2,155,429
Verizon Global Funding Corp. 6.13% due 06/15/07 (Finance)		520,000	557,595
Vodafone Airtouch, PLC 7.63% due 02/15/05 (Information Technology)		650,000	659,601
Washington Mutual, Inc. 8.25% due 06/15/05 (Finance)(4)		630,000	652,514

			24,813,148

TOTAL BONDS & NOTES (COST $119,425,995)			128,768,804

Preferred Stock — 0.7%
UNITED KINGDOM — 0.3%
Fortis Capital Company 6.25% (Finance)	320	$440,217

UNITED STATES — 0.4%
BCI US Funding Trust II 3.75% (Finance)(2)(4)	340,000	443,800

TOTAL PREFERRED STOCK (cost $880,960)		884,017

TOTAL INVESTMENT SECURITIES (cost $119,306,955)		129,652,821

Short-Term Securities — 1.0%
Time Deposit — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 11/01/04 (cost $1,296,000)	$1,296,000	1,296,000

TOTAL INVESTMENTS — (cost $120,602,955)@	98.0%	130,948,821
Other assets less liabilities—	2.0	2,654,337

NET ASSETS—	100.0%	$133,603,158

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $958,615 representing 0.72% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Variable rate security — the rate reflected is as of October 31, 2004; maturity date reflects next reset date.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2004.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security or a portion thereof represents collateral for open futures contracts.
(5)	Fair valued security; see Note 1
(6)	Illiquid security

Open Future Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of October 31, 2004	Unrealized Appreciation/ (Depreciation)

20 Short	Australia 10 Year Bond	December 2004	$11,080,456	$11,087,651	$(7,195)
19 Short	Euro Bobl 5 Year Future	December 2004	2,698,935	2,714,897	(15,962)
29 Long	Euro Bund 10 Year Future	December 2004	4,260,705	4,313,850	53,145
176 Short	Euro 90 Day Future	March 2006	42,354,727	42,565,600	(210,873)
176 Long	Euro 90 Day Future	March 2005	42,838,085	42,886,800	48,715
7 Short	Japan 10 Year Bond	December 2004	9,098,126	9,106,790	(8,664)
10 Short	U.S. Treasury 2 Year Note	December 2004	2,115,227	2,117,656	(2,429)
6 Long	U.S. Treasury Long Bond	December 2004	661,526	683,063	21,537
7 Long	U.S. Treasury 5 Year Note	December 2004	771,561	779,625	8,064
104 Short	U.S. Treasury 10 Year Note	December 2004	11,655,480	11,810,500	(155,020)

					$(268,682)

Open Forward Currency Contracts

	Contract to Deliver		Delivery Date	In Exchange For		Gross Unrealized Appreciation

*	USD	2,250,348	11/19/2004	GBP	1,265,939	$72,550
*	USD	2,495,359	12/15/2004	GBP	1,407,162	81,543
	USD	5,011,221	12/15/2004	JPY	545,061,304	153,502
	USD	1,268,955	12/15/2004	NOK	8,636,000	89,447
*	USD	3,750,000	12/15/2004	SEK	27,633,696	157,034
*	USD	3,749,000	12/15/2004	AUD	5,233,252	153,075
*	USD	3,751,000	12/15/2004	CAD	4,793,778	182,329
*	USD	2,494,000	12/15/2004	CHF	3,136,342	137,758
*	EUR	49,454,993	11/30/2004	USD	63,292,896	11,694
	USD	4,028,529	11/30/2004	EUR	3,158,338	12,791
*	USD	3,753,000	12/15/2004	EUR	3,024,153	116,634

						1,168,357

	Contract to Deliver		Delivery Date	In Exchange For		Gross Unrealized Depreciation

	AUD	3,077,894	11/29/2004	USD	2,200,177	$(98,364)
*	AUD	3,529,474	12/15/2004	USD	2,498,000	(133,685)
*	CAD	11,433,957	12/15/2004	USD	8,874,853	(506,791)
*	CHF	9,411,228	12/15/2004	USD	7,510,407	(386,717)
	DKK	5,553,000	11/30/2004	USD	915,868	(40,154)
*	EUR	1,220,687	11/30/2004	USD	1,561,805	(152)
*	EUR	1,019,030	12/15/2004	USD	1,249,000	(54,927)
*	GBP	3,873,372	11/19/2004	USD	6,902,348	(204,981)
*	GBP	2,111,399	12/15/2004	USD	3,741,000	(125,555)
	JPY	3,112,576,043	11/26/2004	USD	29,201,680	(256,597)
	SEK	6,711,148	12/10/2004	USD	898,835	(50,019)
*	SEK	9,429,000	12/15/2004	USD	1,259,518	(73,617)

						(1,931,559)

		Net Unrealized Appreciation (Depreciation)				$(763,202)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD- Australian Dollar CAD- Canadian Dollar CHF- Swiss Franc DKK- Danish Krone EUR- Euro Dollar GBP- Pound Sterling JPY- Japanese Yen NOK- Norwegian Krone SEK- Swedish Krona

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — October 31, 2004
(unaudited)

Bonds & Notes — 91.5%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.7%
Apparel & Textiles — 0.1%
Warnaco, Inc. 8.88% due 06/15/13	$450,000	$502,875

Automotive — 0.6%
Diamond Triumph Autoglass 9.25% due 04/01/08	875,000	840,000
Stanadyne Corp. 10.00% due 08/15/14	1,050,000	1,102,500

Housing — 0.1%
International Utility Structures, Inc. 10.75% due 02/01/08†(1)(3)(9)	3,329,000	432,770

Retail — 2.9%
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	600,000	641,250
Doane Pet Care Co. 9.75% due 05/15/07	333,000	331,335
Ferrellgas LP 6.75% due 05/01/14	1,850,000	1,914,750
J.C. Penney Co., Inc. 6.88% due 10/15/15	1,300,000	1,400,750
Jean Coutu Group, Inc. 8.50% due 08/01/14*	1,975,000	2,014,500
Rental Way, Inc. 11.88% due 06/15/10	1,400,000	1,561,000
Rite Aid Corp. 6.88% due 08/15/13	475,000	425,125
Saks, Inc. 7.00% due 12/01/13	1,175,000	1,192,625
Saks, Inc. 9.88% due 10/01/11	725,000	851,875

		13,211,355

CONSUMER STAPLES — 2.6%
Food, Beverage & Tobacco — 1.5%
B&G Foods Holding Corp. 8.00% due 10/01/11	425,000	448,375
Great Atlantic & Pacific Tea, Inc. 7.75% due 04/15/07	1,050,000	987,000
Stater Brothers Holdings, Inc. 8.13% due 06/15/12	1,500,000	1,590,000
Wornick Co. 10.88% due 07/15/11*	1,925,000	2,079,000

Household Products — 1.1%
Jostens Holding Corp. 10.25% due 12/01/13(2)	1,375,000	959,063
Playtex Products, Inc. 9.38% due 06/01/11	300,000	315,750
Vitro Envases Norteamerica SA 10.25% due 09/24/06(9)	1,000,000	1,002,500
Vitro Envases Norteamerica SA 10.75% due 07/23/11*	1,150,000	1,116,293
Vitro SA de CV 11.75% due 11/01/13*	575,000	554,875

		9,052,856

ENERGY — 7.9%
Energy Services — 5.4%
Belden Blake Corp. 8.75% due 07/15/12*	250,000	270,000
Bluewater Finance, Ltd. 10.25% due 02/15/12(10)	1,350,000	1,491,750
Calpine Corp. 9.63% due 09/30/14	675,000	641,250
Citgo Petroleum Corp. 6.00% due 10/15/11*	575,000	585,063
El Paso Production Holding Co. 7.75% due 06/01/13	2,400,000	2,502,000
Encore Acquisition Co. 6.25% due 04/15/14	375,000	384,375
Encore Acquisition Co. 8.38% due 06/15/12	625,000	693,750
Exco Resources, Inc. 7.25% due 01/15/11	675,000	730,687
Frontier Oil Corp. 6.63% due 10/01/11	425,000	439,875
Hanover Compressor Co. zero coupon due 03/31/07	3,200,000	2,720,000
Hilcorp Energy LP 10.50% due 09/01/10*	1,875,000	2,114,062
KCS Energy, Inc. 7.13% due 04/01/12	900,000	940,500

North America Energy Partners, Inc. 8.75% due 12/01/11	675,000	653,063
Oslo Seismic Services, Inc. 8.28% due 06/01/11	1,335,916	1,436,743
Pride International, Inc. 7.38% due 07/15/14*	425,000	478,125
Seitel, Inc. 11.75% due 07/15/11*	875,000	888,125
Trico Marine Services, Inc. 8.88% due 05/15/12†(1)	4,125,000	2,021,250

Energy Sources — 2.5%
AES Drax Energy, Ltd., Series B 11.50% due 08/30/10†(1)	4,590,000	22,950
Calpine Canada Energy Finance 8.50% due 05/01/08	10,225,000	6,288,375
Chesapeake Energy Corp. 6.88% due 01/15/16	350,000	374,500
Chesapeake Energy Corp. 7.50% due 09/15/13	325,000	362,375
Chesapeake Energy Corp. 7.75% due 01/15/15	250,000	277,500
Chesapeake Energy Corp. 9.00% due 08/15/12	225,000	259,312
Tiverton/Rumford Power Assoc., Ltd. Pass Through 9.00% due 07/15/18*	1,316,221	934,517

		27,510,147

FINANCE — 10.0%
Financial Services — 7.6%
Alamosa Delaware, Inc. 12.00% due 07/31/09(2)	696,000	741,240
Arch Western Finance, LLC 6.75% due 07/01/13	950,000	1,009,375
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	2,475,000	2,577,094
Bear Island Paper Co., LLC, Series B 10.00% due 12/01/07	2,300,000	2,208,000
Borden United States Finance Corp. 9.00% due 07/15/14	825,000	902,344
Caithness Coso Funding Corp., Series B 9.05% due 12/15/09	19,891	22,079
Consolidated Communications Holdings 9.75% due 04/01/12*	1,625,000	1,681,875
ESI Tractebel Acquisition Corp., Series B 7.99% due 12/30/11	1,099,000	1,177,407
Georgia Pacific Corp. 8.00% due 01/15/24	1,350,000	1,562,625
Huntsman Advanced Materials, LLC 11.00% due 07/15/10*	1,475,000	1,703,625
Labranche & Co., Inc. 11.00% due 05/15/12	700,000	718,375
Madison River Capital, LLC 13.25% due 03/01/10	3,725,000	3,967,125
MedCath Holdings Corp. 9.88% due 07/15/12*	750,000	804,375
PCA LLC/PCA Finance Corp. 11.88% due 08/01/09	1,525,000	1,448,750
PX Escrow Corp. 9.63% due 02/01/06(2)	2,505,000	2,332,781
Rainbow National Services, LLC 10.38% due 09/01/14	650,000	708,500
Terra Capital, Inc. 11.50% due 06/01/10	1,900,000	2,147,000
Terra Capital, Inc. 12.88% due 10/15/08	675,000	837,000

Insurance — 2.4%
Chukchansi Economic Development Authority 14.50% due 06/15/09*	3,525,000	4,441,500
Crum & Forster Holdings Corp. 10.38% due 06/15/13	950,000	1,016,500
Fairfax Financial Holdings, Ltd. 7.38% due 04/15/18	700,000	617,750
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	2,375,000	2,285,937

		34,911,257

HEALTHCARE — 3.9%
Health Services — 2.5%
Concentra Operating Corp. 9.13% due 06/01/12*	450,000	497,250
Curative Health Services, Inc. 10.75% due 05/01/11	1,175,000	1,045,750
Genesis Healthcare Corp. 8.00% due 10/15/13	425,000	462,188
HCA, Inc. 6.95% due 05/01/12(10)	1,650,000	1,739,773
Pediatric Services of America, Inc. 10.00% due 04/15/08(3)(9)	250,000	252,500
Psychiatric Solutions, Inc. 10.63% due 06/15/13	775,000	889,312
Team Health, Inc. 9.00% due 04/01/12*	850,000	841,500
Tenet Healthcare Corp. 5.00% due 07/01/07	750,000	746,250
Tenet Healthcare Corp. 6.50% due 06/01/12	1,050,000	952,875
Triad Hospitals, Inc. 7.00% due 05/15/12	375,000	401,250
Triad Hospitals, Inc. 7.00% due 11/15/13	675,000	691,875

Medical Products — 1.4%
Encore Medical IHC, Inc. 9.75% due 10/01/12	650,000	637,000
Inverness Medical Innovations, Inc. 8.75% due 02/15/12*	1,000,000	1,030,000
NeighborCare, Inc. 6.88% due 11/15/13	1,915,000	2,001,175
Universal Hospital Services, Inc. 10.13% due 11/01/11	1,175,000	1,198,500

		13,387,198

INDUSTRIAL & COMMERCIAL — 4.3%
Aerospace & Military Technology — 0.3%
Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08	1,550,000	1,040,438

Business Services — 2.6%
Affinity Group, Inc. 9.00% due 02/15/12	1,175,000	1,257,250
Alderwoods Group, Inc. 7.75% due 09/15/12	425,000	459,000
Allied Waste North America, Inc. 7.38% due 04/15/14	925,000	855,625
H&E Equipment Services, LLC 11.13% due 06/15/12	1,575,000	1,645,875
Hydrochem Industrial Services 10.38% due 08/01/07	1,150,000	1,158,625
Imco Recycling, Inc. 9.00% due 11/15/04*	200,000	200,000
Mobile Mini, Inc. 9.50% due 07/01/13	750,000	855,000
Monitronics International, Inc. 11.75% due 09/01/10*	1,900,000	2,073,375
Pliant Corp. 11.13% due 09/01/09	700,000	752,500

Machinery — 0.5%
Briggs & Stratton Corp. 8.88% due 03/15/11	575,000	692,875
Dresser-Rand Group, Inc. 7.38% due 11/01/14*	825,000	864,187
Venture Holdings Trust 11.00% due 06/01/07†(1)(5)	750,000	30,000

Multi-Industry — 0.4%
Eaglepicher, Inc. 9.75% due 09/01/13	1,475,000	1,497,125
Exide Corp. 10.00% due 03/19/05†(1)(3)(5)(9)	1,975,000	0

Transportation — 0.5%
AMR Corp. 9.00% due 08/01/12	850,000	518,500
Atlas Air Worldwide Holdings, Inc. 9.06% due 07/02/17	1,281,640	996,642
Petroleum Helicopters, Inc. 9.38% due 05/01/09	350,000	378,437

		15,275,454

INFORMATION & ENTERTAINMENT — 22.2%
Broadcasting & Media — 11.8%
American Lawyer Media, Inc. 9.75% due 12/15/07	1,375,000	1,381,875
Cablevision Systems Corp. 8.00% due 04/15/12*	1,475,000	1,585,625
CF Cable TV, Inc. 9.13% due 07/15/07	475,000	493,645
Charter Communications Holdings, LLC 9.63% due 11/15/09	4,500,000	3,645,000
Charter Communications Holdings, LLC 9.92% due 04/01/11(2)	4,350,000	3,490,875
Charter Communications Holdings, LLC 10.00% due 05/15/11	625,000	500,000
Charter Communications Holdings, LLC 10.25% due 01/15/10	500,000	410,000
Charter Communications Holdings, LLC 10.75% due 10/01/09	3,200,000	2,704,000
Charter Communications Holdings, LLC 11.13% due 01/15/11	3,725,000	3,110,375
Coleman Cable, Inc. 9.88% due 10/01/12	500,000	515,000
CSC Holdings, Inc. 6.75% due 04/15/12*	550,000	569,250
CSC Holdings, Inc. 7.63% due 04/01/11	50,000	54,375
Fisher Communications, Inc. 8.63% due 09/15/14	875,000	923,125
Haights Cross Operating Co. 11.75% due 08/15/11	875,000	963,594
MJD Communications, Inc. 9.50% due 05/01/08	5,300,000	5,141,000
Muzak Finance Corp., LLC 9.88% due 03/15/09	1,760,000	1,214,400
Nexstar Finance Holdings, LLC 11.37% due 04/01/13(2)	2,575,000	1,982,750
Nextmedia Operating, Inc. 10.75% due 07/01/11	525,000	588,656
Paxson Communications Corp. 12.25% due 01/15/09(2)	2,100,000	1,827,000
Rogers Cable, Inc. 5.50% due 03/15/14	650,000	607,750
Rogers Cable, Inc. 6.25% due 06/15/13	125,000	124,687
Rogers Cable, Inc. 8.75% due 05/01/32	600,000	669,000
Salem Communications Holding Corp. 7.75% due 12/15/10	300,000	320,250

Telenet Group Holding NV 11.50% due 06/15/14*(2)	7,150,000	5,434,000
Young Broadcasting, Inc. 8.75% due 01/15/14(10)	700,000	679,000
Young Broadcasting, Inc. 10.00% due 03/01/11(10)	2,350,000	2,467,500

Entertainment Products — 0.4%
Cinemark, Inc. 9.75% due 03/15/14(2)	1,700,000	1,202,750

Leisure & Tourism — 10.0%
AMC Entertainment, Inc. 8.00% due 03/01/14*	50,000	48,000
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	750,000	669,322
American Airlines Trust, Series 01-2 Pass Through 7.80% due 04/01/08	2,400,000	2,007,239
Atlas Air, Inc., Series 99-1A Pass Through 6.88% due 07/02/09	2,529,233	2,407,682
Atlas Air, Inc., Series 99-1A Pass Through 7.20% due 01/02/19	352,333	339,400
Atlas Air, Inc., Series 99-1B Pass Through 7.63% due 01/02/15	6,100,446	4,441,767
Atlas Air, Inc., Series 99-1C Pass Through 8.77% due 01/02/11	586,827	251,056
Atlas Air, Inc., Series 00-1A Pass Through 8.71% due 07/02/21	2,425,343	2,401,575
Blockbuster, Inc. 9.00% due 09/01/12	225,000	230,625
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	456,338	310,537
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	946,451	691,497
Continental Airlines, Inc., Series 00-2 Pass Through 8.31% due 10/02/19	1,055,763	828,755
Courtyard by Marriott II 10.75% due 02/01/08	1,025,000	1,030,125
Delta Air Lines, Inc., Series 02-1 Pass Through 7.78% due 01/02/12	1,022,680	480,948
Delta Air Lines, Inc. 10.00% due 08/15/08	3,375,000	1,771,875
Dennys Holdings, Inc. 10.00% due 10/01/12	2,200,000	2,282,500
Eldorado Resorts, LLC 9.00% due 04/15/14(3)(9)	3,250,000	3,250,000
Grupo Posadas SA de CV 8.75% due 10/04/11	1,175,000	1,204,375
Hollywood Casino Corp., (Shreveport) 13.00% due 08/01/06†(1)	2,965,000	2,509,131
Riviera Holdings Corp. 11.00% due 06/15/10	1,000,000	1,110,000
Sbarro, Inc. 11.00% due 09/15/09	1,100,000	1,043,625
Six Flags, Inc. 9.75% due 04/15/13	2,900,000	2,794,875
Steinway Musical Instruments, Inc. 8.75% due 04/15/11	575,000	625,313
True Temper Sports, Inc. 8.38% due 09/15/11	1,225,000	1,114,750
Waterford Gaming, LLC 8.63% due 09/15/12*(9)	1,272,000	1,353,090

		77,803,544

INFORMATION TECHNOLOGY — 14.8%
Computers & Business Equipment — 0.5%
Seagate Technology Holdings 8.00% due 05/15/09	275,000	297,344
Xerox Corp. 6.88% due 08/15/11	1,200,000	1,281,000

Electronics — 0.7%
Freescale Semiconductor 7.13% due 07/15/14*	950,000	1,007,000
ON Semiconductor Corp. 12.00% due 03/15/10	905,000	1,061,113
Telex Communications Holdings, Inc. 11.50% due 10/15/08	375,000	408,750

Telecommunications — 13.6%
AirGate PCS, Inc. 9.38% due 09/01/09(9)	1,383,300	1,445,549
Alaska Communications Systems Holdings, Inc. 9.38% due 05/15/09	1,555,000	1,477,250
American Cellular Corp. 10.00% due 08/01/11	2,775,000	2,331,000
Cincinnati Bell, Inc. 7.18% due 12/15/23	450,000	438,187
Cincinnati Bell, Inc. 7.20% due 11/29/23	1,850,000	1,801,437
Cincinnati Bell, Inc. 7.25% due 06/15/23	275,000	263,313
Cincinnati Bell, Inc. 8.38% due 01/15/14	350,000	334,250
Empresa Brasileira de Telcom SA 11.00% due 12/15/08	200,000	222,500
Excelcomindo Finance Co. 8.00% due 01/27/09*	250,000	250,625
GCP IPCS, Inc. 14.00% due 07/15/10†(1)(3)(5)(9)	14,675,000	0
Insight Communications, Inc. 12.25% due 02/15/11(2)	3,850,000	3,763,375
IPCS Escrow Co. 11.50% due 05/01/12*	1,250,000	1,362,500
Iwo Holdings, Inc. 14.00% due 01/15/11†(1)(5)	12,850,000	5,782,500
Kyivstar GSM 10.38% due 08/17/09*	875,000	966,875
LCI International, Inc. 7.25% due 06/15/07	9,400,000	8,624,500
Midcom Communications, Inc. 8.25% due 08/15/03†(1)(2)(3)(7)(9)	550,000	0
Nextel Communications, Inc. 5.95% due 03/15/14	2,650,000	2,709,625
Qwest Corp. 8.88% due 06/01/31	425,000	429,250
Rural Cellular Corp. 9.63% due 05/15/08	2,825,000	2,655,500
Rural Cellular Corp. 9.75% due 01/15/10	1,875,000	1,612,500
Triton PCS, Inc. 8.75% due 11/15/11	450,000	317,250
Triton PCS, Inc. 9.38% due 02/01/11	4,200,000	3,087,000
TSI Telecommunications Services 12.75% due 02/01/09	475,000	532,000
United States West Communications, Inc. 7.13% due 11/15/43	2,500,000	2,075,000

United States West Communications, Inc. 7.25% due 10/15/35	3,650,000	3,184,625
United States West Communications, Inc. 7.50% due 06/15/23	300,000	282,000
Worldspan LP 9.63% due 06/15/11	1,900,000	1,805,000

		51,808,818

MATERIALS — 8.2%
Chemicals — 3.2%
Equistar Chemical LP 10.63% due 05/01/11	1,575,000	1,819,125
Foamex LP 10.75% due 04/01/09	425,000	403,750
Huntsman International, LLC 9.88% due 03/01/09	1,900,000	2,109,000
Huntsman International, LLC 10.13% due 07/01/09	1,425,000	1,496,250
Huntsman, LLC 11.50% due 07/15/12	150,000	168,750
Huntsman, LLC 11.63% due 10/15/10	950,000	1,119,813
Lyondell Chemical Co. 9.50% due 12/15/08	500,000	545,000
Rhodia SA 8.88% due 06/01/11	1,750,000	1,636,250
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	975,000	1,082,250
Westlake Chemical Corp. 8.75% due 07/15/11	634,000	714,835

Forest Products — 2.8%
Abitibi Consolidated, Inc. 8.55% due 08/01/10	775,000	848,625
Associated Materials, Inc. 11.25% due 03/01/14*(2)	1,875,000	1,396,875
Boise Cascade, LLC 4.95% due 01/14/05*(8)	2,600,000	2,658,500
Caraustar Industries, Inc. 7.38% due 06/01/09	350,000	368,375
Caraustar Industries, Inc. 9.88% due 04/01/11	650,000	705,250
Constar International, Inc. 11.00% due 12/01/12	717,000	684,735
FiberMark, Inc. 10.75% due 04/15/11†(1)(5)(9)	925,000	587,375
Georgia-Pacific Corp. 7.75% due 11/15/29	300,000	331,500
Specialty Paperboard, Inc. 9.38% due 10/15/06†(1)(5)	3,850,000	2,435,125

Metals & Minerals — 2.2%
Allegheny Technologies, Inc. 8.38% due 12/15/11	675,000	729,000
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	2,750,000	2,660,625
CSN Islands VII Corp. 10.75% due 09/12/08*	755,000	838,050
CSN Islands VIII Corp. 9.75% due 12/16/13*	1,700,000	1,725,500
Freeport McMoRan, Inc. 7.00% due 02/15/08	975,000	1,033,500
Renco Metals, Inc. 11.50% due 07/01/03†(1)(3)(5)(7)(9)	600,000	0
Ryerson Tull, Inc. 9.13% due 07/15/06	650,000	682,500

		28,780,558

REAL ESTATE — 1.4%
Real Estate Companies — 0.2%
LNR Property Corp. 7.63% due 07/15/13	550,000	613,250

Real Estate Investment Trusts — 1.2%
National Health Investors, Inc. 7.30% due 07/16/07	1,275,000	1,307,015
Omega Healthcare Investors, Inc. 6.95% due 08/01/07	300,000	309,750
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	725,000	743,125
Senior Housing Property Trust 8.63% due 01/15/12(10)	1,750,000	1,973,125
Ventas Realty, Ltd. 6.63% due 10/15/14*	250,000	255,000

		5,201,265

UTILITIES — 12.5%
Electric Utilities — 6.3%
AES Corp. 8.88% due 11/01/27	1,632,000	1,632,000
Edison Mission Energy 9.88% due 04/15/11	1,675,000	1,980,688
Mirant Corp. 7.90% due 07/15/09†*(1)(5)	7,650,000	5,049,000
Mission Energy Holding Co. 13.50% due 07/15/08	9,725,000	12,326,437
Reliant Resources, Inc. 9.50% due 07/15/13	875,000	984,375

Gas & Pipeline Utilities — 6.0%
Colorado Interstate Gas Co. 6.85% due 06/15/37	1,000,000	1,051,585
Dynegy Holdings, Inc. 8.75% due 02/15/12	975,000	1,028,625
Dynegy-Roseton Danskammer 7.67% due 11/08/16	1,500,000	1,443,750

El Paso Natural Gas Co. 7.63% due 08/01/10	775,000	837,969
El Paso Natural Gas Co. 8.63% due 01/15/22	3,450,000	3,864,000
Markwest Energy Partners LP 6.88% due 11/01/14*	300,000	306,000
NGC Corp. Capital Trust 8.32% due 06/01/27	7,500,000	6,300,000
Pacific Energy 7.13% due 06/15/14*	1,025,000	1,101,875
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	775,000	957,125
Williams Cos., Inc. 7.88% due 09/01/21	3,575,000	4,057,625

Water Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo 12.00% due 06/20/08*	775,000	856,375

		43,777,429

TOTAL BONDS & NOTES (cost $308,596,237)		320,719,881

Common Stock — 5.4%
CONSUMER DISCRETIONARY — 0.5%
Automotive — 0.5%
Exide Technologies†	9,551	141,642
Nes Rentals Holding, Inc.†	184,305	1,520,516

		1,662,158

ENERGY — 0.0%
Energy Sources — 0.0%
Tri-Union Development Corp.†(3)(9)	1,297	13
Tribo Petroleum Corp., Class A†(3)(9)	2,200	22

		35

INDUSTRIAL & COMMERCIAL — 0.6%
Multi-Industry — 0.6%
Telewest Global, Inc.†	153,500	1,888,050

INFORMATION & ENTERTAINMENT — 0.5%
Broadcasting & Media — 0.3%
Cablevision Systems Corp., Class A†	45,840	943,387

Leisure & Tourism — 0.2%
Capital Gaming International, Inc.†(3)(9)	103	0
John Q Hammons Hotels, Inc.†	2,750	36,437
MGM Mirage, Inc.†	16,450	885,010

		1,864,834

INFORMATION TECHNOLOGY — 3.4%
Telecommunications — 3.4%
AirGate PCS, Inc.†	45,700	1,031,678
AirGate PCS, Inc.*†(3)	112,891	2,548,514
Dobson Communications Corp., Class A†	28,964	38,522
IPCS, Inc.†	418,187	8,384,650

		12,003,364

REAL ESTATE — 0.4%
Real Estate Investment Trusts — 0.4%
MeriStar Hospitality Corp.†	252,325	1,473,578

TOTAL COMMON STOCK (cost $17,379,812)		18,892,019

Preferred Stock — 0.9%
CONSUMER DISCRETIONARY — 0.3%
Retail — 0.3%
General Nutrition Centers 12.00% (3)(4)	900	945,000
Rent-Way, Inc. 11.88% (Convertible) †(3)(9)(11)	20	200,000

		1,145,000

FINANCE — 0.1%
Financial Services — 0.1%
Alamosa Holdings, Inc. 7.50% (Convertible) Series B	407	306,141

INFORMATION & ENTERTAINMENT — 0.5%
Broadcasting & Media — 0.5%
Paxson Communications Corp. 14.25% (4)(9)	214	1,626,400

TOTAL PREFERRED STOCK (cost $3,256,565)		3,077,541

Warrants — 0.0%†
CONSUMER DISCRETIONARY — 0.0%
Automotive — 0.0%
Exide Technologies Expires 05/05/11	23,879	53,752

INDUSTRIAL & COMMERCIAL — 0.0%
Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 *(3)(9)	1,000	10

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media — 0.0%
Knology, Inc. Expires 10/22/07 *(3)(9)	6,000	1,500
XM Satellite Radio, Inc. Expires 03/15/10 *	1,000	60,000

		61,500

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 *(3)(9)	2,400	24
KMC Telecom Holdings, Inc. Expires 04/15/08 (3)(9)	4,650	0
Leap Wireless International, Inc. Expires 04/15/10 *(3)(9)	3,500	0
Leap Wireless, Inc. Expires 04/15/10 *(3)(9)	3,700	0

		24

TOTAL WARRANTS (cost $640,809)		115,286

TOTAL INVESTMENT SECURITIES (cost $329,873,423)		342,804,727

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(6)(10) (cost $1,147,000)	$1,147,000	1,147,000

TOTAL INVESTMENTS — (cost $331,020,423)@	98.1%	343,951,727
Other assets less liabilities—	1.9	6,644,058

NET ASSETS—	100.0%	$350,595,785

Pass Through-These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $54,546,436 representing 15.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Bond in default
(2)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security; see Note 1
(4)	PIK (“Payment-in-Kind”) bond. Payments made with additional securities in lieu of cash.
(5)	Company has filed Chapter 11 bankruptcy.
(6)	See Note 2 for details of Joint Repurchase Agreement.
(7)	Security is subject to litigation, the outcome of which is still to be determined.
(8)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2004.
(9)	Illiquid security
(10)	The security or a portion thereof represents collateral for securities sold short.
(11)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2004, the High-Yield Bond Portfolio held the following restricted security:

					Value as a
	Acquisition		Acquisition	Market	% of
Name	Date	Shares	Cost	Value	Net Assets

Rent-Way, Inc. 7.42% (Convertible)
Preferred Stock	05/29/03	15	$ 150,000	$ 150,000	0.04%
Rent-Way, Inc. 7.42% (Convertible)
Preferred Stock	05/19/04	5	50,000	50,000	0.02%

SECURITIES SOLD SHORT — (0.5%)	Shares / Principal Amount	Value (Note 1)
Bonds & Notes — (0.5%)
INDUSTRIAL & COMMERCIAL — (0.4%)
Building Materials — (0.4%)
Ainsworth Lumber Co., Ltd. 6.75% due 03/15/14	$(1,300,000)	$(1,248,000)

INFORMATION & TECHNOLOGY — (0.1%)
Electronics — (0.1%)
Amkor Technology, Inc. 7.75% due 05/15/13	(475,000)	(409,688)

TOTAL BONDS & NOTES (proceeds $1,663,875)		(1,657,688)

Preferred Stock — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Retail — (0.0%)
Fedders Corp. 8.60% Series A (proceeds $197,147)	(8,314)	(197,208)

TOTAL SECURITIES SOLD SHORT (proceeds $1,861,022)		(1,854,896)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	Investment Portfolio — October 31, 2004

Bonds & Notes 95.7%	Principal	Value
	Amount/ Shares	(Note 1)
CONSUMER DISCRETIONARY — 4.7%
Apparel & Textiles — 0.6%
Oxford Industries, Inc. 8.88% due 06/01/11	$105,000	$113,400
Phillips-Van Heusen Corp. 7.25% due 02/15/11	400,000	419,000

Automotive — 1.4%
AutoNation, Inc. 9.00% due 08/01/08	225,000	258,750
Sonic Automotive, Inc. 8.63% due 08/15/13	265,000	280,238
Tenneco Automotive, Inc., Series B 11.63% due 10/15/09	230,000	244,375
TRW Automotive, Inc. 9.38% due 02/15/13	493,000	566,950

Housing — 0.7%
Brand Services, Inc. 12.00% due 10/15/12	265,000	296,800
Technical Olympic USA, Inc. 9.00% due 07/01/10	225,000	245,250
Technical Olympic USA, Inc. 10.38% due 07/01/12	135,000	151,875

Retail — 2.0%
Buhrmann U.S., Inc. 8.25% due 07/01/14*	225,000	223,312
General Nutrition Centers, Inc. 8.50% due 12/01/10	130,000	130,975
Interface, Inc. 7.30% due 04/01/08	50,000	50,875
Interface, Inc. 9.50% due 02/01/14	205,000	221,912
Interface, Inc. 10.38% due 02/01/10	60,000	69,000
Jean Coutu Group, Inc. 7.63% due 08/01/12*	75,000	79,312
Jean Coutu Group, Inc. 8.50% due 08/01/14*	345,000	351,900
Nebraska Book Co., Inc. 8.63% due 03/15/12	185,000	187,312
Petro Stopping Centers LP 9.00% due 02/15/12	295,000	315,650
Rite Aid Corp. 7.13% due 01/15/07	135,000	136,350
Rite Aid Corp. 8.13% due 05/01/10	55,000	58,713
Tempur Pedic, Inc. 10.25% due 08/15/10	71,000	82,183

		4,484,132

CONSUMER STAPLES — 2.0%
Food, Beverage & Tobacco — 1.9%
Delhaize America, Inc. 8.13% due 04/15/11	260,000	299,553
Michael Foods, Inc. 8.00% due 11/15/13	155,000	163,525
Pilgrim’s Pride Corp. 9.25% due 11/15/13	100,000	111,500
Pilgrim’s Pride Corp. 9.63% due 09/15/11	345,000	387,694
Smithfield Foods, Inc. 7.00% due 08/01/11*	495,000	529,650
Smithfield Foods, Inc. 7.63% due 02/15/08	115,000	122,762
Smithfield Foods, Inc. 7.75% due 05/15/13	100,000	110,500
Smithfield Foods, Inc. 8.00% due 10/15/09	50,000	55,500

Household Products — 0.1%
Amscan Holdings, Inc. 8.75% due 05/01/14	125,000	125,625

		1,906,309

ENERGY — 8.9%
Energy Services — 2.6%
Citgo Petroleum Corp. 6.00% due 10/15/11 *	75,000	76,313
CMS Energy Corp. 7.50% due 01/15/09	135,000	144,788
CMS Energy Corp. 8.50% due 04/15/11	150,000	170,250
El Paso Production Holding Co. 7.75% due 06/01/13	415,000	432,637
Hanover Compressor Co. 8.63% due 12/15/10	40,000	44,000
Hanover Compressor Co. 9.00% due 06/01/14	70,000	78,050

Hanover Equipment Trust 8.50% due 09/01/08	140,000	151,550
Hanover Equipment Trust 8.75% due 09/01/11	105,000	116,025
Hilcorp Energy LP 10.50% due 09/01/10*	315,000	355,162
Magnum Hunter Resources, Inc. 9.60% due 03/15/12	84,000	95,970
Petroleos Mexicanos 9.50% due 09/15/27	470,000	579,275
PSEG Energy Holdings, Inc. 8.63% due 02/15/08	175,000	193,375

Energy Sources — 6.3%
Calpine Corp. 8.50% due 07/15/10*	290,000	213,150
Chesapeake Energy Corp. 7.50% due 09/15/13	275,000	306,625
Empresa Nacional De Petroleo 6.75% due 11/15/12	720,000	805,149
Foundation Pennsylvania Coal Co. 7.25% due 08/01/14*	70,000	74,813
Husky Oil, Ltd. 8.90% due 08/15/08(1)	145,000	167,897
Pemex Project Funding Master Trust 3.18% due 12/15/04*(2)	1,000,000	1,017,000
Pemex Project Funding Master Trust 9.13% due 10/13/10(7)	1,130,000	1,358,825
Petroleos Mexicanos 8.63% due 12/01/23	440,000	502,700
Petroleos Mexicanos 9.50% due 09/15/27	700,000	866,250
Plains Exploration & Production Co. 7.13% due 06/15/14	120,000	133,200
Tesoro Petroleum Corp. 9.63% due 04/01/12	115,000	134,262
Vintage Petroleum, Inc. 7.88% due 05/15/11	400,000	432,000

		8,449,266

FINANCE — 7.1%
Banks — 2.5%
Banque Centrale De Tunisie 7.38% due 04/25/12	230,000	263,350
Citigroup Global Markets Holdings, Inc. 5.30% due 12/30/04*	990,000	1,052,568
Citigroup Global Markets Holdings, Inc. 5.30% due 02/23/05*	450,000	467,685
Citigroup Global Markets Holdings, Inc. 5.30% due 02/23/06*	380,000	418,342
Global Cash Access, Inc. 8.75% due 03/15/12	110,000	119,350

Financial Services — 4.7%
Aries Vermogensverwaltung GmbH 9.60% due 10/25/14	1,000,000	1,167,310
CA FM Lease Trust 8.50% due 07/15/17*	244,500	287,018
Fresenius Medical Care Capital Trust II 7.88% due 02/01/08	370,000	398,675
Hollinger Participation Trust 12.13% due 02/01/05*	290,064	353,878
JSG Funding, PLC 10.13% due 10/01/12	250,000	363,115
MedCath Holdings Corp. 9.88% due 07/15/12*	220,000	235,950
Pindo Deli Finance Mauritius, Ltd. 10.75% due 10/01/07†(3)	2,940,000	896,700
Refco Finance Holdings, LLC 9.00% due 08/01/12*	410,000	442,800
RMCC Acquisition Co. 9.50% due 11/01/12*	235,000	237,938

		6,704,679

HEALTHCARE — 2.9%
Drugs — 0.4%
AmeriSourceBergen Corp. 8.13% due 09/01/08	295,000	324,500

Health Services — 1.5%
Extendicare Health Services, Inc. 6.88% due 05/01/14	485,000	498,337
HCA, Inc. 6.30% due 10/01/12	50,000	50,612
HCA, Inc. 7.69% due 06/15/25	325,000	328,318
National Mentor, Inc. 9.63% due 12/01/12*	75,000	76,875
National Nephrology Associates, Inc. 9.00% due 11/01/11*	40,000	46,200
Team Health, Inc. 9.00% due 04/01/12*	220,000	217,800
Tenet Healthcare Corp. 6.50% due 06/01/12	140,000	127,050
Tenet Healthcare Corp. 9.88% due 07/01/14*	100,000	104,750

Medical Products — 1.0%
Fisher Scientific International, Inc. 6.75% due 08/15/14*	95,000	101,650
Fisher Scientific International, Inc. 8.13% due 05/01/12	178,000	198,470
Leiner Health Products, Inc. 11.00% due 06/01/12*	115,000	124,631
Safilo Capital International SA 9.63% due 05/15/13*	240,000	300,218
VWR International Inc. 8.00% due 04/15/14*	100,000	107,250
VWR International, Inc. 6.88% due 04/15/12*	95,000	100,700

		2,707,361

INDUSTRIAL & COMMERCIAL — 5.6%
Building Materials — 0.4%
Nortek Holdings, Inc. 8.50% due 09/01/14*	330,000	349,800

Business Services — 3.0%
Advanstar Communications, Inc. 9.22% due 11/15/04(2)	188,100	197,035
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	167,250
Advanstar Communications, Inc. 12.00% due 02/15/11	35,000	37,625
Allied Waste North America, Inc. 7.88% due 04/15/13	155,000	157,712
Allied Waste North America, Inc. 8.88% due 04/01/08	300,000	318,000
Allied Waste North America, Inc. 9.25% due 09/01/12	70,000	75,600
Interep National Radio Sales, Inc., Series B 10.00% due 07/01/08	180,000	139,050
Iron Mountain, Inc. 7.75% due 01/15/15	210,000	226,800
Iron Mountain, Inc. 8.63% due 04/01/13	225,000	243,563
JohnsonDiversey, Inc. 9.63% due 05/15/12	300,000	366,785
Pliant Corp. 13.00% due 06/01/10	180,000	167,850
United Rentals North America, Inc. 6.50% due 02/15/12	180,000	178,200
United Rentals North America, Inc. 7.75% due 11/15/13	190,000	183,825
USA Waste Services, Inc. 7.13% due 12/15/17	125,000	144,685
Vertis, Inc. 13.50% due 12/07/09*	225,000	234,000

Machinery — 1.0%
Amsted Industries, Inc. 10.25% due 10/15/11*	185,000	203,500
Flowserve Corp. 12.25% due 08/15/10	65,000	72,963
Manitowoc Co., Inc. 10.38% due 05/15/11	260,000	370,985
NMHG Holding Co. 10.00% due 05/15/09	225,000	248,906
Tekni-Plex, Inc. 8.75% due 11/15/13*	105,000	100,144

Multi-Industry — 0.6%
Graphic Packaging International, Inc. 9.50% due 08/15/13	410,000	472,525
Koppers, Inc. 9.88% due 10/15/13	65,000	73,450

Transportation — 0.6%
CHC Helicopter Corp 7.38% due 05/01/14	225,000	239,625
Laidlaw International, Inc. 10.75% due 06/15/11	250,000	287,500

		5,257,378

INFORMATION & ENTERTAINMENT — 9.1%
Broadcasting & Media — 4.5%
Avalon Cable Holding Finance, Inc. 11.88% due 12/01/08(4)	56,719	59,413
Cablevision Systems Corp. 6.67% due 04/01/05*(2)	200,000	211,000
Charter Communications Holdings, LLC 13.50% due 01/15/11(4)	220,000	164,450
Charter Communications Holdings, LLC 10.25% due 01/15/10	200,000	164,000
Charter Communications Holdings, LLC 10.75% due 10/01/09	135,000	114,075
Dex Media East, LLC 12.13% due 11/15/12	101,000	125,493
Dex Media West, LLC 9.88% due 08/15/13	156,000	184,470
Dex Media, Inc. 9.00% due 11/15/13(4)	295,000	224,200
DirecTV Holdings, LLC 8.38% due 03/15/13	70,000	79,800
EchoStar DBS Corp. 6.38% due 10/01/11	515,000	533,669
Granite Broadcasting Corp. 9.75% due 12/01/10	80,000	73,800
HM Publishing Corp. 11.50% due 10/15/13(4)	95,000	62,106
Houghton Mifflin Co. 9.88% due 02/01/13	300,000	325,500
Kabel Deutschland GmbH 10.63% due 07/01/14*	260,000	291,200
Lighthouse International Co. SA 8.00% due 04/30/14*	150,000	188,116
Muzak Finance Corp., LLC 9.88% due 03/15/09	210,000	144,900
PEI Holdings, Inc. 11.00% due 03/15/10	73,000	84,771
Primedia, Inc. 8.88% due 05/15/11	410,000	427,425
Renaissance Media Group 10.00% due 04/15/08(4)	95,000	98,325
Salem Communications Holding Corp. 9.00% due 07/01/11	390,000	429,000
Telenet Group Holding NV 11.50% due 06/15/14*(4)	320,000	243,200

Entertainment Products — 0.5%
AMC Entertainment Inc. 1.71% due 11/15/04*	165,000	171,600

Cinemark, Inc. 9.75% due 03/15/14(4)	85,000	60,138
Muzak, LLC 10.00% due 02/15/09	110,000	98,450
Telenet Communications NV 9.00% due 12/15/13*	135,000	186,580

Leisure & Tourism — 4.1%
Harrah’s Operating Co., Inc. 7.88% due 12/15/05	195,000	204,750
Hilton Hotels Corp. 7.63% due 12/01/12	40,000	47,051
Hilton Hotels Corp. 7.95% due 04/15/07	235,000	259,391
Host Marriott LP 7.13% due 11/01/13	460,000	496,800
Isle of Capri Casinos, Inc. 7.00% due 03/01/14	465,000	481,275
MGM Mirage, Inc. 5.88% due 02/27/14	265,000	261,356
MGM Mirage, Inc. 6.00% due 10/01/09*	435,000	450,225
Mohegan Tribal Gaming Authority 7.13% due 08/15/14*	465,000	496,387
Park Place Entertainment Corp. 8.88% due 09/15/08	300,000	345,375
Starwood Hotels & Resorts Worldwide, Inc. 7.38% due 05/01/07	65,000	69,956
Starwood Hotels & Resorts Worldwide, Inc. 8.38% due 05/01/12	145,000	170,013
Station Casinos, Inc. 6.50% due 02/01/14	390,000	411,450
Venetian Casino Resort, LLC 11.00% due 06/15/10	135,000	155,081

		8,594,791

INFORMATION TECHNOLOGY — 6.4%
Communication Equipment — 0.8%
American Tower Corp. 7.13% due 10/15/12*	175,000	178,062
American Tower Corp. 7.50% due 05/01/12	165,000	172,425
American Tower Corp. 9.38% due 02/01/09	143,000	151,223
Nortel Networks, Ltd. 6.13% due 02/15/06	215,000	219,837
Rhythms NetConnections, Inc., Series B 13.50% due 05/15/08†(3)(5)	1,700,000	0
Rhythms NetConnections, Inc., Series B 14.00% due 02/15/10†(3)(5)	400,000	0

Computers & Business Equipment — 0.5%
Xerox Corp. 7.13% due 06/15/10	450,000	487,125

Electronics — 0.4%
Rayovac Corp. 8.50% due 10/01/13	145,000	159,138
UCAR Finance, Inc. 10.25% due 02/15/12	230,000	262,200

Internet Content — 0.5%
Cablecom Luxembourg SCA 9.38% due 04/15/14*	335,000	452,278

Internet Software — 0.0%
Exodus Communications, Inc. 11.63% due 07/15/10†(3)(5)	485,000	0

Telecommunications — 4.2%
Airgate PCS, Inc. 13.50% due 10/15/11*(2)	75,000	76,875
Axtel SA 11.00% due 12/15/13	265,000	275,600
General Cable Corp. 9.50% due 11/15/10	95,000	107,350
MetroPCS, Inc. 10.75% due 10/01/11	220,000	228,800
Nextel Communications, Inc. 6.88% due 10/31/13	455,000	493,675
Nortel Networks Corp. 4.25% due 09/01/08	200,000	192,250
PanAmSat Corp. 9.00% due 08/15/14*(4)	130,000	137,150
PanAmSat Holding Corp. 9.00% due 08/15/14*	400,000	239,000
Primus Telecommunications Group 8.00% due 01/15/14	380,000	272,650
Qwest Communications International Inc. 5.21% due 11/15/04*(2)	365,000	354,962
Qwest Services Corp. 13.50% due 12/15/07*	135,000	154,575
Rural Cellular Corp. 6.38% due 12/15/04*(2)	115,000	118,450
Satelites Mexicanos SA de CV 10.13% due 11/01/04†(3)	713,000	363,630
SBA Communications Corp. 10.25% due 02/01/09	260,000	277,225
SBA Telecommunicatios, Inc. 9.75% due 12/15/11(4)	390,000	328,575
Ubiquitel Operating Co. 9.88% due 03/01/11*	225,000	243,563
United States West Communications Inc. 5.63% due 11/15/08	60,000	60,000
United States West Communications, Inc. 6.63% due 09/15/05	100,000	102,000

		6,108,618

MATERIALS — 8.1%
Chemicals — 3.8%

Avecia Group, PLC 11.00% due 07/01/09	120,000	112,800
Cognis Deutschland GmbH & Co. KG 6.90% due 11/15/04*(2)	200,000	268,737
Equistar Chemical LP 10.63% due 05/01/11	175,000	202,125
Equistar Chemicals LP 10.13% due 09/01/08	225,000	258,469
FMC Corp. 10.25% due 11/01/09	85,000	98,600
Huntsman International, LLC 10.13% due 07/01/09	275,000	357,766
Innophos, Inc. 8.88% due 08/15/14*	145,000	156,237
International Specialty Holdings, Inc. 10.63% due 12/15/09	285,000	314,925
ISP Chemco, Inc. 10.25% due 07/01/11	235,000	262,025
Lyondell Chemical Co. 10.50% due 06/01/13	210,000	247,800
Millennium America, Inc. 7.00% due 11/15/06	130,000	135,850
Millennium America, Inc. 9.25% due 06/15/08	190,000	211,850
Nalco Co. 7.75% due 11/15/11	80,000	86,600
Nalco Co. 8.88% due 11/15/13	265,000	290,506
Rhodia SA 8.88% due 06/01/11	240,000	224,400
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	175,000	194,250
SGL Carbon Luxembourg SA 8.50% due 02/01/12*	110,000	149,917
Westlake Chemical Corp. 8.75% due 07/15/11	62,000	69,905

Forest Products — 3.6%
Abitibi Consolidated Co. Canada 7.75% due 06/15/11	185,000	196,100
Abitibi Consolidated, Inc. 6.00% due 06/20/13	300,000	287,250
Associated Materials, Inc. 11.25% due 03/01/14*(4)	595,000	443,275
Georgia-Pacific Corp. 8.88% due 02/01/10	325,000	382,687
Graham Packaging Co., Inc. 8.50% due 10/15/12*	120,000	126,000
Norampac, Inc. 6.75% due 06/01/13	110,000	116,050
Owens-Illinois, Inc. 7.35% due 05/15/08	30,000	31,350
Owens-Illinois, Inc. 7.50% due 05/15/10	535,000	559,075
Pliant Corp. 13.00% due 06/01/10	85,000	79,263
Tembec Industries, Inc. 8.50% due 02/01/11	435,000	444,787
Tjiwi Kimia Finance Mauritius, Ltd. 10.00% due 08/01/49†(3)	640,000	257,600
Tjiwi Kimia International Finance BV 13.25% due 08/01/49†(3)	900,000	362,250
WII Components, Inc. 10.00% due 02/15/12	85,000	79,900

Metals & Minerals — 0.7%
Glencore Nickel Property, Ltd. 9.00% due 12/01/14†(3)(5)	135,000	14
Murrin Murrin Holdings Property., Ltd. 9.38% due 08/31/07†(3)(5)	600,000	60
Trimas Corp. 9.88% due 06/15/12	360,000	369,000
United States Steel Corp. 9.75% due 05/15/10	236,000	270,220

		7,647,643

NON-U.S. GOVERNMENT OBLIGATIONS — 37.1%
Foreign Government — 37.1%
Central Bank of Nigeria, Series WW 6.25% due 11/15/20(4)	750,000	708,750
Federal Republic of Brazil 3.06% due 04/15/05(2)	1,110,000	968,475
Federal Republic of Brazil 8.00% due 04/15/14	1,275,681	1,263,689
Federal Republic of Brazil 8.88% due 04/15/24	1,080,000	1,039,500
Federal Republic of Brazil 10.50% due 07/14/14	820,000	918,810
Federal Republic of Brazil 11.00% due 08/17/40	670,000	755,760
Federal Republic of Brazil 14.50% due 10/15/09	1,760,000	2,261,600
Government of Malaysia 8.75% due 06/01/09	780,000	936,858
Republic of Argentina 82.33% due 04/10/05	1,520,000	516,800
Republic of Argentina 6.00% due 03/31/23	707,000	380,012
Republic of Argentina 11.38% due 03/15/10	245,000	75,337
Republic of Argentina 11.38% due 01/30/17	165,000	52,388
Republic of Argentina 11.75% due 04/07/09	1,990,000	611,925
Republic of Argentina 11.75% due 06/15/15	80,000	25,200
Republic of Argentina 12.00% due 02/01/20	40,000	11,800
Republic of Argentina 12.13% due 05/21/05	320,000	89,443
Republic of Brazil 6.00% due 04/15/24(1)	370,000	329,300
Republic of Bulgaria 8.25% due 01/15/15*(7)	599,000	748,914
Republic of Colombia 9.75% due 04/09/11	646,239	746,406
Republic of Colombia 11.75% due 02/25/20	625,000	764,063
Republic of Columbia 10.38% due 01/28/33	360,000	391,500
Republic of Ivory Coast 2.00% due 03/29/18	570,000	99,750

Republic of Panama 9.38% due 04/01/29	210,000	239,925
Republic of Panama 9.63% due 02/08/11	430,000	491,275
Republic of Peru 4.50% due 02/02/05(1)	360,000	318,600
Republic of Peru 8.38% due 05/03/16	330,000	344,025
Republic of Peru 9.88% due 02/06/15	405,000	468,788
Republic of Phillippines 8.88% due 03/17/15	2,070,000	2,036,362
Republic of Turkey 11.00% due 01/14/13	980,000	1,209,075
Republic of Turkey 11.50% due 01/23/12	710,000	890,162
Republic of Venezuela 0.00% due 04/15/20(1)(5)	2,650	0
Republic of Venezuela 8.50% due 10/08/14	320,000	324,800
Republic of Venezuela 9.38% due 01/13/34	500,000	510,500
Republic of Venezuela 10.75% due 09/19/13(7)	1,000,000	1,156,000
Russian Federation 5.00% due 03/31/07*(4)(7)	1,904,556	1,905,220
Russian Federation 8.25% due 03/31/10	950,000	1,045,000
Russian Federation 11.00% due 07/24/18	1,411,000	1,915,433
Russian Federation 12.75% due 06/24/28(7)	1,685,000	2,679,150
State of Qatar 9.75% due 06/15/30	320,000	459,648
Ukraine Government 5.33% due 02/05/05*(2)	540,000	554,850
United Mexican States 8.13% due 12/30/19	840,000	984,060
United Mexican States 8.30% due 08/15/31	450,000	520,200
United Mexican States 8.38% due 01/14/11	680,000	802,400
United Mexican States 10.38% due 02/17/09	750,000	926,625
United Mexican States 11.50% due 05/15/26	816,000	1,242,360
United Mexican States, Series A 8.00% due 09/24/22	300,000	344,250

		35,064,988

REAL ESTATE — 0.4%
Real Estate Companies — 0.4%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10	36,000	41,040
CB Richard Ellis Services, Inc. 11.25% due 06/15/11	280,000	327,600

		368,640

UTILITIES — 3.4%
Electric Utilities — 1.8%
AES Corp. 7.75% due 03/01/14	135,000	146,812
AES Corp. 8.88% due 02/15/11	26,000	29,933
AES Corp. 9.00% due 05/15/15*	175,000	203,875
AES Corp. 9.38% due 09/15/10	30,000	35,100
Allegheny Energy, Inc. 7.75% due 08/01/05	105,000	108,150
BRL Universal Equipment 2001 A., LP 8.88% due 02/15/08	265,000	279,575
Ipalco Enterprises, Inc. 7.63% due 11/14/11	80,000	90,400
Monongahela Power Co. 5.00% due 10/01/06	205,000	210,462
MSW Energy Holdings, LLC 7.38% due 09/01/10	175,000	183,750
MSW Energy Holdings, LLC 8.50% due 09/01/10	45,000	49,275
Nevada Power Co. 8.25% due 06/01/11	140,000	159,600
Nevada Power Co. 9.00% due 08/15/13	160,000	186,400

Gas & Pipeline Utilities — 1.3%
Dynegy Holdings, Inc. 6.88% due 04/01/11	300,000	290,250
Dynegy Holdings, Inc. 9.88% due 07/15/10*	135,000	153,394
Northwest Pipeline Corp. 8.13% due 03/01/10	45,000	50,456
Pacific Energy Partners LP 7.13% due 06/15/14*	165,000	177,375
Southern Natural Gas Co. 8.88% due 03/15/10	85,000	95,732
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	70,000	86,450
Williams Cos., Inc. 7.88% due 09/01/21	395,000	448,325

Telephone — 0.3%
Centennial Communications Corp. 8.13% due 02/01/14*	270,000	270,000

		3,255,314

TOTAL BONDS & NOTES (cost $88,527,277)		90,549,119

Common Stock — 0.0%

INFORMATION TECHNOLOGY — 0.0%
Telecommunications — 0.0%
Ventelo GmbH(5)	11,286	0
Viatel Holding (Bermuda), Ltd.†	603	573

		573

TOTAL COMMON STOCK (cost $400,000)		573

Preferred Stock — 0.7%

ENERGY — 0.4%
Energy Services — 0.4%
TNP Enterprises, Inc. 14.50% (6)	342	393,300

INFORMATION & ENTERTAINMENT — 0.3%
Broadcasting & Media — 0.3%
Paxson Communications Corp. 13.25% (6)	24	182,400
Paxson Communications Corp. 9.75% *(6)	8	44,000

		226,400

TOTAL PREFERRED STOCK (cost $443,774)		619,700

Warrants — 0.0%†

NON-U.S. GOVERNMENT OBLIGATIONS — 0.0%
Foreign Government — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (5)	750	0

UTILITIES — 0.0%
Electric Utilities — 0.0%
SW Acquisition LP Expires 04/01/2011 *	600	18,000

TOTAL WARRANTS (cost $22,866)		18,000

TOTAL INVESTMENT SECURITIES (cost $89,393,917)		91,273,454

Short-Term Securities — 2.1%

SHORT-TERM SECURITIES — 0.1%
United States Treasury Bills 1.65% due 01/13/05
(cost $99,667)(7)		$100,000	99,627

REPURCHASE AGREEMENT — 2.0%
Agreement with State Steet Bank & Trust Co., bearing interest at 0.90% dated 10/29/04 to be repurchased 11/01/04 in the amount of $1,889,142 and collateralized by $1,285,000 of United States Treasury Bonds, bearing interest at 9.00% due 11/15/18 having an approximate value of $1,933,200

(cost $1,889,000)(7)		1,889,000	1,889,000

TOTAL SHORT-TERM SECURITIES (cost $1,988,667)			1,988,627

TOTAL INVESTMENTS —
(cost $91,382,584)@	98.5%		93,176,019
Other assets less liabilities—	1.5		1,423,129

NET ASSETS—	100.0%	$94,599,148

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $16,121,163 representing 17.04% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Variable rate security — the rate reflected is as of October 31, 2004; maturity date reflects next reset date.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2004.
(3)	Bond in default
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Fair valued security; see Note 1.
(6)	PIK (“Payment-in-Kind”) bond. Payments made with additional securities in lieu of cash.
(7)	The security or a portion thereof represents collateral for open futures contracts.

Allocation of investments as a percentage of net assets by country as of October 31, 2004:

COUNTRY	PERCENTAGE
United States	65.0%
Russia	8.0%
Brazil	5.6%
Phillippines	2.2%
Germany	1.8%
Mexico	1.8%
Canada	1.5%
Luxembourg	1.2%
Peru	1.2%
Argentina	1.1%
Malaysia	1.0%
Venezuela	0.9%
Chile	0.8%
Colombia	0.8%
Panama	0.8%
Indonesia	0.7%
Nigeria	0.7%
Ukraine	0.6%
Belgium	0.5%
Qatar	0.5%
Bangladesh	0.5%
Czech Republic	0.4%
Ireland	0.4%
Tunisia	0.3%
France	0.2%
China	0.1%

98.6%

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation/
Contracts	Description	Date	Trade Date	2004	(Depreciation)
9 Short	U.S. Treasury 5 Year Note	March 2005	994,609	994,781	$(172)
74 Short	U.S. Treasury 5 Year Note	December 2004	8,173,545	8,241,750	(68,205)

					$(68,377)

Open Forward Foreign Currency Contracts
					Gross Unrealized
Contract to		In Exchange		Delivery	Appreciation/
Deliver		For		Date	(Depreciation)
EUR	305,000	USD	385,063	01/26/2005	$(5,229)
EUR	1,080,000	USD	1,364,029	01/26/2005	(17,985)
EUR	35,000	USD	44,205	01/26/2005	(583)
EUR	600,000	USD	757,800	01/26/2005	(9,986)

Net Unrealized Appreciation (Depreciation)					$(33,783)

USD — United States Dollar
EUR — Euro

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SUNAMERICA BALANCED PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 63.4%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 7.8%
Apparel & Textiles — 0.7%
Nike, Inc., Class B	29,400	$2,390,514

Housing — 0.7%
Masco Corp.	62,500	2,141,250

Retail — 6.4%
Bed Bath & Beyond, Inc.†	50,000	2,039,500
Home Depot, Inc.	65,000	2,670,200
Kohl’s Corp.†	78,400	3,979,584
Limited, Inc.	146,900	3,640,182
Target Corp.	45,000	2,250,900
Wal-Mart Stores, Inc.	73,900	3,984,688
Williams-Sonoma, Inc.†	47,400	1,809,258

		24,906,076

CONSUMER STAPLES — 3.3%
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	58,000	2,810,680
Diageo, PLC Sponsored ADR	45,000	2,420,100
PepsiCo, Inc.	28,800	1,427,904

Household Products — 1.2%
Estee Lauder Cos., Inc., Class A	41,800	1,795,310
Procter & Gamble Co.	40,200	2,057,436

		10,511,430

ENERGY — 4.4%
Energy Services — 4.2%
Baker Hughes, Inc.	26,900	1,152,127
BJ Services Co.	34,100	1,739,100
ChevronTexaco Corp.	38,800	2,058,728
Exxon Mobil Corp.	129,700	6,383,834
Marathon Oil Corp.	26,900	1,025,159
Transocean, Inc.†	25,000	881,250

Energy Sources — 0.2%
XTO Energy, Inc.	22,100	737,698

		13,977,896

FINANCE — 11.7%
Banks — 5.1%
Bank of America Corp.	107,100	4,797,009
Comerica, Inc.	44,100	2,712,591
North Fork Bancorp, Inc.	50,000	2,205,000
U.S. Bancorp	106,500	3,046,965
Wells Fargo & Co.	59,100	3,529,452

Financial Services — 6.0%
American Express Co.	83,400	4,426,038
Capital One Financial Corp.	28,100	2,072,656
Citigroup, Inc.	58,800	2,608,956
Goldman Sachs Group, Inc.	37,100	3,649,898
J.P. Morgan Chase & Co.	87,600	3,381,360
Morgan Stanley	58,700	2,998,983

Insurance — 0.6%
Berkshire Hathaway, Inc., Class B†	700	1,962,800

		37,391,708

HEALTHCARE — 8.5%
Drugs — 3.2%
Abbott Laboratories	45,000	1,918,350
Amgen, Inc.†	39,200	2,226,560
Forest Laboratories, Inc.†	45,000	2,007,000
Pfizer, Inc.	142,340	4,120,743

Health Services — 0.5%
Pacificare Health Systems, Inc.†	40,000	1,424,800

Medical Products — 4.8%
Becton Dickinson & Co.	52,800	2,772,000
Charles River Laboratories International, Inc.†	35,000	1,637,650
Guidant Corp.	35,000	2,331,700
Johnson & Johnson	62,600	3,654,588
Medtronic, Inc.	40,000	2,044,400
St. Jude Medical, Inc.†	25,800	1,975,506
Stryker Corp.	20,000	861,800

		26,975,097

INDUSTRIAL & COMMERCIAL — 8.8%
Aerospace & Military Technology — 2.5%
General Dynamics Corp.	34,300	3,502,716
United Technologies Corp.	47,300	4,390,386

Machinery — 2.1%
Dover Corp.	55,000	2,159,850
ITT Industries, Inc.	25,000	2,028,500
Tyco International, Ltd.	86,900	2,706,935

Multi-Industry — 3.0%
General Electric Co.	222,600	7,595,112
Honeywell International, Inc.	55,800	1,879,344

Transportation — 1.2%
United Parcel Service, Inc., Class B	49,400	3,911,492

		28,174,335

INFORMATION & ENTERTAINMENT — 5.0%
Broadcasting & Media — 2.9%
Comcast Corp., Class A†	50,000	1,475,000
McGraw-Hill Cos., Inc.	15,700	1,354,125
Omnicom Group, Inc.	15,000	1,183,500
Time Warner, Inc.†	191,800	3,191,552
Viacom Inc., Class B	55,000	2,006,950

Entertainment Products — 0.7%
International Game Technology	65,000	2,147,600

Leisure & Tourism — 1.4%
Carnival Corp.	49,400	2,497,664
McDonald’s Corp.	70,000	2,040,500

		15,896,891

INFORMATION TECHNOLOGY — 13.2%
Communication Equipment — 2.6%
Motorola, Inc.	140,000	2,416,400
Nokia Corp. Sponsored ADR	120,000	1,850,400
QUALCOMM, Inc.	95,700	4,001,217

Computers & Business Equipment — 2.2%
Dell, Inc.†	38,000	1,332,280
International Business Machines Corp.	46,200	4,146,450
VERITAS Software Corp.†	70,000	1,531,600

Computer Software — 2.9%
Adobe Systems, Inc.	42,600	2,386,878
Microsoft Corp.	242,200	6,779,178

Electronics — 2.8%
Analog Devices, Inc.	35,000	1,409,100
Applied Materials, Inc.†	167,200	2,691,920
Intel Corp.	124,600	2,773,596
Texas Instruments, Inc.	92,200	2,254,290

Telecommunications — 2.7%
Cisco Systems, Inc.†	134,100	2,576,061
Nextel Communications, Inc., Class A†	79,000	2,092,710
Verizon Communications, Inc.	100,600	3,933,460

		42,175,540

MATERIALS — 0.7%
Chemicals — 0.7%
Dow Chemical Co.	50,000	2,247,000

TOTAL COMMON STOCK (cost $188,751,606)		202,255,973

Asset-Backed Securities — 0.6%
FINANCE — 0.6%
Financial Services — 0.6%
Residential Funding Mtg. Securities II, Series 2004-HI1 A3 3.05% due 07/25/16
(cost $2,012,468)	$2,017,000	1,994,763

Bonds & Notes — 35.1%
CONSUMER DISCRETIONARY — 1.2%
Automotive — 0.7%
Delphi Corp. 6.50% due 08/15/13	305,000	306,378
Ford Motor Co. 7.45% due 07/16/31	396,000	385,659
General Motors Corp. 7.20% due 01/15/11	395,000	416,100
General Motors Corp. 8.38% due 07/15/33	744,000	774,197
Goodrich Corp. 6.45% due 12/15/07	341,000	369,230

Retail — 0.5%
Jean Coutu Group, Inc. 8.50% due 08/01/14*	175,000	178,500
May Department Stores Co. 3.95% due 07/15/07*	289,000	291,983
May Department Stores Co. 6.70% due 07/15/34*	372,000	388,236
Rental Way, Inc. 11.88% due 06/15/10	150,000	167,250
Wal-Mart Stores, Inc. 6.88% due 08/10/09	395,000	449,683

		3,727,216

CONSUMER STAPLES — 0.4%
Food, Beverage & Tobacco — 0.3%
Anheuser-Busch Cos., Inc. 5.95% due 01/15/33	387,000	415,258
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	259,000	344,460
Pepsico, Inc. 3.20% due 05/15/07	334,000	335,932

Household Products — 0.1%
Procter & Gamble Co. 5.80% due 08/15/34	207,000	219,175

		1,314,825

ENERGY — 0.9%
Energy Services — 0.4%
Amerada Hess Corp. 7.13% due 03/15/33(2)	254,000	281,148
Devon Energy Corp. 2.75% due 08/01/06	250,000	248,826
Duke Energy Corp. 5.30% due 10/01/15	323,000	333,556
El Paso Production Holding Co. 7.75% due 06/01/13	200,000	208,500
Gazprom International SA 7.20% due 02/01/20*	146,000	153,300

Energy Sources — 0.5%
Calpine Canada Energy Finance 8.50% due 05/01/08	750,000	461,250
Chesapeake Energy Corp. 7.75% due 01/15/15	300,000	333,000
Enterprise Products Operating LP 5.60% due 10/15/14*	186,000	189,538
Enterprise Products Operating LP 6.65% due 10/15/34	422,000	430,260
Pemex Project Funding Master Trust 8.63% due 02/01/22	212,000	244,860

		2,884,238

FINANCE — 6.1%
Banks — 1.4%
Bank of America Corp. 4.25% due 10/01/10	260,000	261,829
BankBoston Capital Trust IV 2.45% due 06/08/28(2)	307,000	294,481
BNP Paribas Capital Trust 7.20% due 12/31/04	344,000	360,787
European Investment Bank 4.00% due 03/15/05	256,000	257,911
First Maryland Capital II 2.54% due 02/01/27(2)	271,000	262,396
Huntington National Bank 4.65% due 06/30/09	145,000	149,436
Key Bank NA 4.10% due 06/30/05	341,000	345,067
Key Bank NA 7.00% due 02/01/11	123,000	140,389
National City Bank 2.50% due 04/17/06	54,000	53,929
National City Bank 3.38% due 10/15/07	360,000	361,363
Rabobank Capital Funding III Trust 5.25% due 12/31/16*(3)	338,000	341,791
US Bank NA 3.70% due 08/01/07	289,000	292,636
US Bank NA 3.90% due 08/15/08	54,000	54,745
Wachovia Bank NA 4.80% due 11/01/14	477,000	476,609
Washington Mutual Finance Corp. 6.25% due 05/15/06	332,000	349,634
Wells Fargo & Co. 5.13% due 09/01/12	242,000	250,318
World Savings Bank 4.50% due 06/15/09	174,000	178,808

Financial Services — 3.9%
American Express Centurion Bank 4.38% due 07/30/09	172,000	176,508
American Express Co. 3.75% due 11/20/07	54,000	54,757
American Honda Finance Corp. 4.50% due 05/26/09*	161,000	165,484
Canadian Oil Sands, Ltd. 4.80% due 08/10/09	52,000	53,130
CIT Group, Inc. 4.13% due 11/03/09	282,000	282,722
CIT Group, Inc. 5.13% due 09/30/14	225,000	226,413
CIT Group, Inc. 5.75% due 09/25/07	152,000	161,709
Citicorp Capital I 7.93% due 02/15/27	242,000	269,754
Citigroup, Inc. 2.48% due 11/05/14(2)	152,000	152,000
Citigroup, Inc. 5.00% due 09/15/14	167,624	170,071
CS First Boston Mtg. Securities Corp., Series 1998-C1 A1B 6.48% due 05/17/40(5)	2,500,000	2,726,971
Downey Financial Corp. 6.50% due 07/01/14	24,000	25,305
Dresdner Funding Trust I 8.15% due 06/30/31	321,000	391,815
Duke Capital, LLC 5.67% due 08/15/14	261,000	270,260
Duke Capital, LLC 6.25% due 07/15/05	127,000	130,027
Ford Motor Credit Co. 2.07% due 03/13/07(2)	224,000	220,067

Ford Motor Credit Co. 7.38% due 10/28/09	323,000	351,296
FPL Group Capital, Inc. 3.25% due 04/11/06	54,000	54,367
General Electric Capital Corp. 2.80% due 01/15/07	362,000	360,398
General Electric Capital Corp. 6.13% due 02/22/11	395,000	436,679
General Electric Capital Corp., Series A 4.75% due 09/15/14	410,000	411,254
General Motors Acceptance Corp. 4.50% due 07/15/06	341,000	346,057
Goldman Sachs Group, Inc. 6.13% due 02/15/33	372,000	379,329
Household Finance Corp. 3.38% due 02/21/06	54,000	54,427
J.P.Morgan Chase & Co. 5.25% due 05/30/07	395,000	414,267
J.P.Morgan Chase & Co. 6.63% due 03/15/12	341,000	385,013
J.P.Morgan Chase Capital XIII 2.88% due 12/30/04	257,000	250,997
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	191,000	215,419
Morgan Stanley 3.88% due 01/15/09	34,000	34,176
PNC Funding Corp. 5.75% due 08/01/06	333,000	348,744
Pricoa Global Funding I 4.35% due 06/15/08*	181,000	184,761
PX Escrow Corp. 9.63% due 02/01/06(1)	75,000	69,844
Royal KPN NV 7.50% due 10/01/05	231,000	241,048
Royal KPN NV 8.00% due 10/01/10	341,000	408,089
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	395,000	411,878
TIAA Global Markets, Inc. 4.13% due 11/15/07	251,000	256,520
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	290,000	297,470
Washington Mutual Bank FA 5.50% due 01/15/13	341,000	356,527
Washington Mutual Bank FA 5.65% due 08/15/14	46,000	47,997
Westfield Capital Corp., Ltd. 4.38% due 11/15/10*	396,000	395,578
Weyerhaeuser Co. 5.50% due 03/15/05	102,000	103,065

Insurance — 0.8%
Allstate Corp. 7.20% due 12/01/09	341,000	393,365
Assurant, Inc. 5.63% due 02/15/14	140,000	144,341
Chukchansi Economic Development Authority 14.50% due 06/15/09*	250,000	315,000
Fairfax Financial Holdings, Ltd. 7.38% due 04/15/18	75,000	66,188
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	375,000	360,937
Markel Corp. 6.80% due 02/15/13	337,000	363,960
Metropolitan Life Global Funding 4.75% due 06/20/07*	396,000	408,613
Ohio Casualty Corp. 7.30% due 06/15/14	277,000	294,064
Prudential Financial, Inc. 5.10% due 09/20/14	161,000	161,430

		19,232,220

FOREIGN GOVERNMENT BONDS — 1.4%
Foreign Government Bonds — 1.4%
Federal Republic of Brazil 8.00% due 04/15/14	345,380	342,134
Federal Republic of Brazil 11.00% due 08/17/40	500,000	564,000
Province of Quebec 5.00% due 07/17/09	395,000	416,969
Province of Quebec 7.50% due 09/15/29	338,000	440,910
Republic of Ecuador 8.00% due 02/15/05	235,000	196,812
Republic of Italy 3.75% due 12/14/07	290,000	294,082
Republic of Turkey 9.00% due 06/30/11	265,000	294,481
Republic of Venezuela 8.50% due 10/08/14	140,000	142,100
Republic of Venezuela 9.25% due 09/15/27	315,000	322,245
Russian Federation 5.00% due 03/31/30*(1)	843,000	843,216
Russian Ministry of Finance 3.00% due 05/14/08	300,000	277,500
United Mexican States 6.75% due 09/27/34	154,000	150,535
United Mexican States 7.50% due 04/08/33	199,000	212,134

		4,497,118

HEALTHCARE — 0.7%
Drugs — 0.6%
Merck & Co., Inc. 5.95% due 12/01/28	558,000	588,049
Pfizer, Inc. 2.50% due 03/15/07	395,000	391,541
Schering-Plough Corp. 6.50% due 12/01/33(2)	205,000	225,454
Wyeth 6.45% due 02/01/24	341,000	355,552
Wyeth 6.95% due 03/15/11	171,000	191,774

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	225,000	237,242
IASIS Healthcare Corp. 8.75% due 06/15/14*	45,000	48,375
Tenet Healthcare Corp. 6.50% due 06/01/12	200,000	181,500

		2,219,487

INDUSTRIAL & COMMERCIAL — 0.5%
Aerospace & Military Technology — 0.1%
Northrop Grumman Corp. 4.08% due 11/16/06	353,000	359,255

Business Services — 0.1%
Allied Waste North America, Inc. 5.75% due 02/15/11	225,000	207,563

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	123,000	133,280

Multi-Industry — 0.1%
Bombardier, Inc. 6.30% due 05/01/14*	186,000	173,445

Transportation — 0.2%
Burlington Northern Santa Fe 8.13% due 04/15/20	259,000	328,826
Hertz Corp. 4.70% due 10/02/06	46,000	46,755
Hertz Corp. 6.90% due 08/15/14	101,000	105,060
Hertz Corp. 7.63% due 06/01/12	183,000	200,439

		1,554,623

INFORMATION & ENTERTAINMENT — 2.6%
Broadcasting & Media — 1.7%
AOL Time Warner, Inc. 6.13% due 04/15/06	395,000	412,930
Cablevision Systems Corp. 8.00% due 04/15/12*	410,000	440,750
Charter Communications Holdings, LLC 11.13% due 01/15/11	710,000	592,850
Clear Channel Communications, Inc. 5.00% due 03/15/12	183,000	182,332
Clear Channel Communications, Inc. 6.00% due 11/01/06	172,000	180,505
Comcast Cable Communications, Inc. 6.88% due 06/15/09	368,000	411,683
Cox Communications, Inc. 7.13% due 10/01/12	152,000	170,963
Cox Communications, Inc. 7.75% due 08/15/06	190,000	204,851
Cox Communications, Inc. 7.75% due 11/01/10	372,000	426,886
Cox Communications, Inc. Series MTN 6.85% due 01/15/18	179,000	190,360
CSC Holdings, Inc. 7.88% due 02/15/18	125,000	135,000
Liberty Media Corp. 3.38% due 09/17/06(2)	308,000	311,499
MJD Communications, Inc. 9.50% due 05/01/08	375,000	363,750
News America Holdings, Inc. 7.75% due 12/01/45	283,000	343,016
Telenet Group Holding NV 11.50% due 06/15/14*(1)	575,000	437,000
Young Broadcasting, Inc. 10.00% due 03/01/11	300,000	315,000

Leisure & Tourism — 0.9%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	475,000	423,904
Atlas Air, Inc., Series 99-1A Pass Through 6.88% due 07/02/09	322,353	306,861
Atlas Air, Inc., Series 99-1B Pass Through 7.63% due 01/02/15	720,560	524,644
Atlas Air, Inc., Series 00-1 Pass Through 8.71% due 07/02/21	346,478	343,082
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	176,907	129,252
Continental Airlines, Inc., Series RJ04 Pass Through 9.56% due 09/01/19	305,104	304,881
Delta Air Lines, Inc. 10.00% due 08/15/08	150,000	78,750
Hilton Hotels Corp. 7.50% due 12/15/17	262,000	308,328
MGM Mirage, Inc. 5.88% due 02/27/14	475,000	468,469
Riviera Holdings Corp. 11.00% due 06/15/10	35,000	38,850
Six Flags, Inc. 9.75% due 04/15/13	115,000	110,831

		8,157,227

INFORMATION TECHNOLOGY — 2.6%
Computers & Business Equipment — 0.1%
Xerox Corp. 6.88% due 08/15/11	275,000	293,562

Computer Services — 0.0%
Computer Sciences Corp. 6.75% due 06/15/06	54,000	57,251

Telecommunications — 2.5%
America Movil SA de CV 5.75% due 01/15/15	317,000	315,761
American Cellular Corp. 10.00% due 08/01/11	540,000	453,600
British Telecom, PLC 7.63% due 12/15/05	54,000	57,043
Citizens Communications Co. 9.00% due 08/15/31	188,000	200,690
Consolidated Communications Holdings 9.75% due 04/01/12*	480,000	496,800
France Telecom SA 8.75% due 03/01/11(2)	387,000	464,797
GTE Corp. 7.90% due 02/01/27	362,000	398,701
Insight Communications, Inc. 12.25% due 02/15/11(1)	650,000	635,375
IPCS Escrow Co. 11.50% due 05/01/12*	675,000	735,750
LCI International, Inc. 7.25% due 06/15/07	905,000	830,338
Nextel Communications, Inc. 5.95% due 03/15/14	200,000	204,500
Nextel Communications, Inc. 7.38% due 08/01/15	495,000	549,450
Pacific Bell 6.63% due 10/15/34	228,000	231,858
Rural Cellular Corp. 9.75% due 01/15/10	500,000	430,000
SBC Communications, Inc. 6.45% due 06/15/34	223,000	234,407
Sprint Capital Corp. 6.13% due 11/15/08	249,000	269,778
TCI Communications, Inc. 8.75% due 08/01/15	228,000	289,621
Telecom Italia Capital 6.00% due 09/30/34	186,000	182,816
TELUS Corp. 7.50% due 06/01/07	290,000	318,645
TELUS Corp. 8.00% due 06/01/11	341,000	403,195
United States West Communications, Inc. 7.13% due 11/15/43	375,000	311,250

		8,365,188

MATERIALS — 0.9%
Chemicals — 0.3%
du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10	54,000	54,555
Huntsman, LLC 11.63% due 10/15/10	240,000	282,900
Lubrizol Corp. 6.50% due 10/01/34	423,000	426,312
Rohm and Haas Co. 7.85% due 07/15/29	215,000	276,174

Forest Products — 0.2%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	125,000	136,875
Georgia Pacific Corp. 8.00% due 01/15/24	175,000	202,562
Weyerhaeuser Co. 6.13% due 03/15/07	334,000	356,145

Metals & Minerals — 0.4%
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	525,000	507,938
Noranda, Inc. 6.00% due 10/15/15	583,000	620,095

		2,863,556

REAL ESTATE — 0.1%
Real Estate Investment Trusts — 0.1%
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	225,000	230,625

U.S. GOVERNMENT AGENCIES — 14.7%
U.S. Government Agencies — 14.7%
Federal Farm Credit Bank 2.63% due 09/17/07	625,000	617,420
Federal Home Loan Bank 2.75% due 12/15/06	800,000	798,445
Federal Home Loan Mtg. Corp. 2.50% due 12/04/06	515,000	511,530
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07	588,000	588,833
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	800,000	804,416
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	4,811,443	4,836,926
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	245,402	250,555
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34	2,311,389	2,307,213
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,144,063	1,141,996
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	2,278,947	2,274,830
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	991,757	1,011,350
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	2,858,723	2,963,853
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	289,863	307,403
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	545,000	630,742
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	541,017	574,626
Federal National Mtg. Assoc. 3.25% due 06/28/06	617,000	618,084
Federal National Mtg. Assoc. 3.41% due 08/30/07	800,000	803,476
Federal National Mtg. Assoc. 5.00% due 03/01/18	824,258	842,349
Federal National Mtg. Assoc. 5.00% due 04/01/18	62,020	63,566
Federal National Mtg. Assoc. 5.00% due 07/01/18	512,114	523,353
Federal National Mtg. Assoc. 5.00% due 08/01/18	346,192	353,790
Federal National Mtg. Assoc. 5.00% due 09/01/18	1,247,326	1,274,702
Federal National Mtg. Assoc. 5.00% due 06/01/19	293,202	299,598
Federal National Mtg. Assoc. 5.00% due 07/01/33	2,638,280	2,636,142
Federal National Mtg. Assoc. 5.50% due 11/01/17	1,792,777	1,859,775
Federal National Mtg. Assoc. 5.50% due 07/01/19	188,227	195,156
Federal National Mtg. Assoc. 5.50% due 12/01/33	6,518,172	6,649,727
Federal National Mtg. Assoc. 6.00% due 08/01/17	581,690	610,801
Federal National Mtg. Assoc. 6.00% due 12/01/33	1,900,001	1,972,716
Federal National Mtg. Assoc. 6.00% due 05/01/34	981,305	1,018,909
Federal National Mtg. Assoc. 6.00% due 08/01/34	964,538	1,001,687
Federal National Mtg. Assoc. 6.50% due 09/01/32	2,879,152	3,032,446
Federal National Mtg. Assoc. 6.50% due 04/01/34	506,523	533,076
Federal National Mtg. Assoc. 6.63% due 11/15/30	345,000	409,698

Government National Mtg. Assoc. 5.50% due 01/15/34		1,913,808	1,961,168
Government National Mtg. Assoc. 7.50% due 04/15/29		3,125	3,366
Government National Mtg. Assoc. 7.50% due 01/15/32		574,133	618,341

			46,902,064

U.S. GOVERNMENT OBLIGATIONS — 1.0%
U.S. Treasuries — 1.0%
United States Treasury Bonds 5.38% due 02/15/31		93,000	101,010
United States Treasury Notes 2.00% due 08/31/05		2,550,000	2,546,017
United States Treasury Notes 3.38% due 10/15/09		457,000	458,749
United States Treasury Notes 4.25% due 08/15/14		45,000	45,795

			3,151,571

UTILITIES — 2.1%
Electric Utilities — 0.9%
AES Corp. 7.75% due 03/01/14		800,000	870,000
Alabama Power Co. 2.80% due 12/01/06		341,000	339,809
Appalachian Power Co. 3.60% due 05/15/08		203,000	202,331
Connecticut Light & Power Co. 5.75% due 09/15/34		37,000	37,717
Edison Mission Energy 9.88% due 04/15/11		450,000	532,125
PNPP II Funding Corp. 9.12% due 05/30/16		188,000	224,030
Progress Energy, Inc. 6.75% due 03/01/06		334,000	350,237
Reliant Resources, Inc. 9.50% due 07/15/13		300,000	337,500
Virginia Electric & Power Co. 5.75% due 03/31/06		246,000	255,793

Gas & Pipeline Utilities — 0.7%
Arkla, Inc. 8.90% due 12/15/06		308,000	342,035
Dynegy Holdings, Inc. 8.75% due 02/15/12		475,000	501,125
Kinder Morgan Energy Partners LP 7.40% due 03/15/31		186,000	215,051
Nexen, Inc. 7.88% due 03/15/32		186,000	229,911
NGC Corp. Capital Trust 8.32% due 06/01/27		550,000	462,000
Williams Cos., Inc. 7.88% due 09/01/21		250,000	283,750

Telephone — 0.5%
Bell Telephone Co. 8.75% due 08/15/31		216,000	289,430
Deutsche Telekom International Finance BV 8.75% due 06/15/30(2)		564,000	744,234
New York Telephone Co. 7.00% due 06/15/13		335,000	374,969
Verizon New York, Inc. 7.38% due 04/01/32		46,000	52,116

			6,644,163

TOTAL BONDS & NOTES (cost $110,625,358)			111,744,121

TOTAL INVESTMENT SECURITIES (cost $301,389,432)			315,994,857

Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(4)
(cost $3,909,000)		3,909,000	3,909,000

TOTAL INVESTMENTS — (cost $305,298,432)@	100.3%		319,903,857
Liabilities in excess of other assets—	(0.3)		(1,022,065)

NET ASSETS—	100.0%		$318,881,792

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $5,760,151 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of October 31, 2004
(3)	Variable rate security – the rate reflected is as of October 31, 2004; maturity date reflects next reset date.
(4)	See Note 2 for detail of Joint Repurchase Agreement.
(5)	Commercial Mortgage-Backed Security

ADR — American Depository Receipt
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

Massachusetts Financial Services Company	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 58.7%
	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 2.5%
Apparel & Textiles — 0.7%
Gap, Inc.	309,320	$6,180,214

Automotive — 0.1%
Toyota Motor Corp.	20,900	815,658

Housing — 0.7%
Masco Corp.	77,080	2,640,761
Newell Rubbermaid, Inc.	168,630	3,635,662

Retail — 1.0%
Family Dollar Stores, Inc.	41,470	1,225,439
Home Depot, Inc.	69,390	2,850,541
Rite Aid Corp.†	559,050	2,079,666
TJX Cos., Inc.	121,240	2,907,335

		22,335,276

CONSUMER STAPLES — 4.0%
Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.	132,090	6,401,081
Archer-Daniels-Midland Co.	199,876	3,871,598
Diageo, PLC	58,870	788,152
General Mills, Inc.	119,610	5,292,743
H.J. Heinz Co.	77,440	2,814,944
Kellogg Co.	61,270	2,634,610
PepsiCo, Inc.	92,440	4,583,175
Sara Lee Corp.	152,150	3,542,052

Household Products — 0.7%
Colgate-Palmolive Co.	32,840	1,465,321
Kimberly-Clark Corp.	72,310	4,314,737

		35,708,413

ENERGY — 8.1%
Energy Services — 6.1%
BJ Services Co.	28,810	1,469,310
BP, PLC ADR	164,180	9,563,485
Cinergy Corp.	49,130	1,941,618
ConocoPhillips	44,960	3,790,577
Dominion Resources, Inc.	38,040	2,446,733
EnCana Corp.	40,370	1,994,278
Energy East Corp.	35,480	894,096
Entergy Corp.	63,130	4,126,177
Exelon Corp.	53,400	2,115,708
Exxon Mobil Corp.	159,886	7,869,589
FirstEnergy Corp.	10,560	436,445
GlobalSantaFe Corp.	205,820	6,071,690
Noble Corp.†	176,380	8,057,038
PPL Corp.	47,430	2,466,360
Schlumberger, Ltd.	12,100	761,574
TXU Corp.	18,070	1,106,245

Energy Sources — 2.0%
Calpine Corp.†	1,037,710	2,583,898
Cooper Cameron Corp.†	57,650	2,787,377
Devon Energy Corp.	74,000	5,473,780

EOG Resources, Inc.	12,830	853,965
Total SA Sponsored ADR	37,590	3,919,885
Unocal Corp.	59,110	2,467,843

		73,197,671

FINANCE — 14.7%
Banks — 4.8%
Bank of America Corp.	369,362	16,543,724
Mellon Financial Corp.	353,520	10,216,728
PNC Financial Services Group, Inc.	142,250	7,439,675
SunTrust Banks, Inc.	96,500	6,791,670
U.S. Bancorp	71,268	2,038,978

Financial Services — 7.0%
American Express Co.	71,260	3,781,768
Citigroup, Inc.*	298,493	13,244,134
Fannie Mae	54,300	3,809,145
Franklin Resources, Inc.	24,940	1,511,863
Freddie Mac	102,870	6,851,142
Goldman Sachs Group, Inc.	40,760	4,009,969
J.P. Morgan Chase & Co.	355,494	13,722,068
MBNA Corp.	102,870	2,636,558
Merrill Lynch & Co., Inc.	177,592	9,579,313
Morgan Stanley	70,520	3,602,867

Insurance — 2.9%
AFLAC, Inc.	34,520	1,238,578
Allstate Corp.	156,030	7,503,483
Chubb Corp.	11,500	829,495
Conseco, Inc.†	253,470	4,248,157
Hartford Financial Services Group, Inc.	123,040	7,195,379
MetLife, Inc.	135,010	5,177,633

		131,972,327

HEALTHCARE — 6.0%
Drugs — 3.5%
Abbott Laboratories	182,700	7,788,501
Eli Lilly and Co.	7,690	422,258
Merck & Co., Inc.	300,270	9,401,454
Novartis AG	23,600	1,128,704
Pfizer, Inc.	37,400	1,082,730
Roche Holding AG	12,040	1,234,355
Wyeth	259,770	10,299,880

Health Services — 0.8%
Apria Healthcare Group, Inc.†	92,150	2,521,224
HCA, Inc.	29,520	1,084,270
Tenet Healthcare Corp.†	329,220	3,529,238

Medical Products — 1.7%
Baxter International, Inc.	26,040	800,990
Johnson & Johnson	211,540	12,349,705
MedImmune, Inc.†	66,570	1,891,920

		53,535,229

INDUSTRIAL & COMMERCIAL — 4.6%
Aerospace & Military Technology — 1.6%
Lockheed Martin Corp.	187,820	10,347,004
Northrop Grumman Corp.	43,070	2,228,872
United Technologies Corp.	24,330	2,258,311

Business Services — 0.5%
Accenture, Ltd., Class A†	123,270	2,984,367

Fiserv, Inc.†	25,940	921,907
Magna International, Inc., Class A ADR	10,540	768,893

Machinery — 1.0%
Caterpillar, Inc.	21,860	1,760,604
Cooper Industries, Ltd., Class A	16,950	1,083,105
Deere & Co.	26,200	1,566,236
Eaton Corp.	20,650	1,320,568
Ingersoll-Rand Co., Class A	21,480	1,470,091
Tyco International, Ltd.	61,280	1,908,872

Multi-Industry — 1.2%
General Electric Co.	291,150	9,934,038
Honeywell International, Inc.	12,600	424,368

Transportation — 0.3%
Burlington Northern Santa Fe Corp.	40,360	1,687,452
Union Pacific Corp.	14,970	942,661

		41,607,349

INFORMATION & ENTERTAINMENT — 5.1%
Broadcasting & Media — 4.3%
Comcast Corp., Special Class A†	389,480	11,310,499
Cox Communications, Inc., Class A†	14,420	496,625
Dex Media, Inc.†	47,210	1,000,852
Grupo Televisa SA Sponsored ADR	5,900	324,500
Reed International, PLC	348,900	3,119,392
Time Warner, Inc.†	41,250	686,400
Tribune Co.	46,610	2,013,552
Viacom Inc., Class B	395,275	14,423,585
Walt Disney Co.	201,510	5,082,082

Entertainment Products — 0.4%
Hasbro, Inc.	26,340	465,955
Mattel, Inc.	206,520	3,616,165

Leisure & Tourism — 0.4%
Hilton Hotels Corp.	72,850	1,449,715
McDonald’s Corp.	36,480	1,063,392
Southwest Airlines Co.	75,980	1,198,205

		46,250,919

INFORMATION TECHNOLOGY — 6.9%
Communication Equipment — 0.9%
Nokia Corp. ADR	528,130	8,143,765

Computers & Business Equipment — 0.5%
Hewlett-Packard Co.	141,040	2,631,806
International Business Machines Corp.	9,550	857,113
Xerox Corp.†	57,790	853,558

Computer Services — 0.4%
Computer Associates International, Inc.	126,400	3,502,544

Computer Software — 1.2%
Microsoft Corp.	363,390	10,171,286
Oracle Corp.†	69,740	882,908

Electronics — 0.3%
Analog Devices, Inc.†	6,710	270,145
Emerson Electric Co.	32,750	2,097,637
Novellus Systems, Inc.†	12,460	322,839

Software — 0.0%

Cadence Design Systems, Inc.†	39,510	491,504

Telecommunications — 3.6%
Cisco Systems, Inc.†	44,580	856,382
Nortel Networks Corp.†	1,184,580	4,015,726
SBC Communications, Inc.	62,730	1,584,560
Verizon Communications, Inc.	417,166	16,311,191
Vodafone Group, PLC Sponsored ADR	365,651	9,430,139

		62,423,103

MATERIALS — 4.5%
Chemicals — 2.4%
Air Products and Chemicals, Inc.	58,870	3,130,707
Dow Chemical Co.	64,930	2,917,954
du Pont (E.I.) de Nemours and Co.	151,810	6,508,095
Monsanto Co.	65,240	2,789,010
PPG Industries, Inc.	67,050	4,274,438
Praxair, Inc.	7,940	335,068
Syngenta AG†	14,810	1,416,619

Forest Products — 1.5%
Bowater, Inc.	77,620	2,859,521
International Paper Co.	87,820	3,381,948
Owens-Illinois, Inc.†	283,040	5,244,731
Smurfit-Stone Container Corp.†	120,020	2,083,547

Metals & Minerals — 0.6%
BHP Billiton, PLC	129,660	1,318,894
Companhia Vale do Rio Doce ADR	123,460	2,612,413
Precision Castparts Corp.	32,480	1,948,800

		40,821,745

UTILITIES — 2.3%
Electric Utilities — 0.2%
NiSource, Inc.	59,621	1,278,870
Sempra Energy	7,900	264,966

Gas & Pipeline Utilities — 0.2%
AGL Resources, Inc.	37,700	1,176,240
KeySpan Corp.	15,800	631,210
National Fuel Gas Co.	7,050	197,541

Telephone — 1.9%
Sprint Corp. (FON Group)	827,220	17,330,259

		20,879,086

TOTAL COMMON STOCK (cost $477,496,321)		528,731,118

Preferred Stock — 0.2%
INFORMATION & ENTERTAINMENT — 0.2%
Broadcasting & Media — 0.2%
News Corp., Ltd. ADR
(cost $1,659,746)	50,800	1,597,152

Warrants — 0.0%†

Foreign Governments — 0.0%
Republic of Venezuela 04/15/20	535	0

ASSET-BACKED SECURITIES — 2.3%

FINANCE — 2.3%
AmeriCredit Automobile Receivables Trust, Series 2004-AF A3 2.18% due 07/07/08(3)	$939,000	931,730
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A1 6.80% due 07/15/31(3)	166,711	175,789
Capital One Auto Finance Trust, Series 2002-A A4 4.79% due 01/15/09	1,750,000	1,780,896
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(3)	1,073,000	1,173,846
Chase Commercial Mtg. Securities Corp., Series 2000-2 A1 7.54% due 11/15/04(3)	109,330	119,090
Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65% due 05/15/08	943,000	991,553
CPS Auto Receivables Trust, Series 2003-A A2 2.89% due 12/15/09*(6)	75,664	75,096
Credit Suisse First Boston Mtg. Securities Corp., Series 2001-CK1 A3 6.38% due 12/16/35(3)	298,000	331,906
Crimmi Mae Commercial Mtg. Trust, Series 1998-1 C 6.70% due 06/20/30*(3)	140,000	147,504
Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00% due 06/02/33*(3)	842,000	914,760
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1 A2 6.54% due 06/15/31(3)	874,899	942,991
Falcon Franchise Loan LLC 7.38% due 05/05/10*(6)	257,853	275,365
First Union Commercial Mtg. Securities, Inc., Series 1997-C1 A3 7.38% due 04/18/29(3)	266,481	287,122
First Union Commercial Mtg. Securities, Inc., Series 1997- C2 A3 6.65% due 11/18/29(3)	256,519	276,136
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(3)	1,461,549	1,590,088
GS Mtg. Securities Corp. II, Series 1998-C1 A1 6.06% due 10/18/30(3)	219,462	224,366
J.P. Morgan Commercial Mtg. Finance Corp., Series 1998-C6 A3 6.61% due 01/15/30(3)	136,000	146,912
LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48% due 02/18/30(3)	1,123,560	1,217,226
Lehman Large Loan, Series 1997-LLI B 6.95% due 10/12/34(3)	140,000	151,412
Merrill Lynch Mtg. Investors, Inc., Series 1998-C2 A2 6.39% due 02/15/30(3)	1,565,668	1,670,481
Morgan Stanley Capital I, Inc., Series 1998-HF2 X 0.63% due 11/15/04*(1)(3)(4)	22,385,608	540,655
Mortgage Capital Funding, Inc., Series 1998-MC3 A2 6.34% due 11/18/31(3)	1,048,083	1,134,272
Multi-Family Capital Access One, Inc., Series 1 A 6.65% due 01/15/24(3)	232,886	257,788
Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3 3.80% due 07/25/30	419,421	420,105
Residential Funding Mtg. Securities I, Series 2001-S28 A1 6.00% due 12/25/16(5)	133,844	133,603
Small Business Administration Guaranteed Development 4.99% due 03/02/05(5)	695,000	710,335
Small Business Administration Participation Certificates, Series 2004-20D 1 4.77% due 04/01/24(5)	503,917	509,909
Small Business Administration Participation Certificates, Series 2004-20E 1 5.18% due 05/01/24(5)	830,000	858,427
Small Business Administration Participation Certificates, Series 2004-20F 1 5.52% due 11/30/04(5)	1,204,000	1,266,067
Small Business Administration Participation Certificates, Series 2004-20G 1 4.35% due 12/31/04(5)	186,238	184,946
TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due 01/15/32*(3)	1,003,367	1,064,490

TOTAL ASSET-BACKED SECURITIES (cost $20,571,869)		20,504,866

Bonds & Notes — 34.9%

CONSUMER DISCRETIONARY — 0.4%

Automotive — 0.4%
DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13	1,606,000	1,753,731
DaimlerChrysler NA Holdings Corp 8.00% due 06/15/10	348,000	406,161
General Motors Corp. 7.20% due 01/15/11	374,000	393,979
General Motors Corp. 8.38% due 07/15/33	617,000	642,042

		3,195,913

CONSUMER STAPLES — 0.4%
Food, Beverage & Tobacco — 0.4%
Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*	1,119,000	1,142,627
Coca-Cola HBC Finance BV 5.13% due 09/17/13	850,000	876,537
Kraft Foods, Inc. 6.25% due 06/01/12	458,000	504,084
Miller Brewing Co. 5.50% due 08/15/13*	1,082,000	1,135,678

		3,658,926

ENERGY — 0.9%
Energy Services — 0.7%
Amerada Hess Corp. 7.30% due 08/15/31	500,000	562,815
DTE Energy Co. 7.05% due 06/01/11	413,000	469,375
Encana Holdings Finance Corp. 5.80% due 05/01/14	412,000	443,019
Exelon Generation Co., LLC 6.95% due 06/15/11	1,087,000	1,237,938
FirstEnergy Corp. 6.45% due 11/15/11	1,089,000	1,193,191
Midamerican Energy Holdings Co. 3.50% due 05/15/08	411,000	406,420
Midamerican Energy Holdings Co. 5.88% due 10/01/12	340,000	363,830
Pioneer Natural Resource Co. 5.88% due 07/15/16	405,000	430,162
PSEG Power, LLC 6.95% due 06/01/12	313,000	352,582
PSEG Power, LLC 8.63% due 04/15/31	412,000	531,652
Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17	194,489	217,868

Energy Sources — 0.2%
Kerr-Mcgee Corp. 6.95% due 07/01/24	338,000	372,253
Ocean Energy, Inc. 4.38% due 10/01/07	600,000	614,044
Pemex Project Funding Master Trust 7.38% due 12/15/14	759,000	840,972
Pemex Project Funding Master Trust 8.63% due 02/01/22	120,000	138,600

		8,174,721

FINANCE — 3.7%
Banks — 1.0%
Bank of America Corp. 7.40% due 01/15/11	2,049,000	2,400,580
Barclays Bank, PLC 6.86% due 06/15/32*(1)	1,001,000	1,120,044
HBOS Capital Funding LP6.07% due 06/30/14*(1)	423,000	454,353
KFW International Finance, Inc. 4.25% due 04/18/05	1,850,000	1,866,744
Popular North America, Inc. 4.25% due 04/01/08	639,000	652,029
RBS Capital Trust I 6.43% due 12/29/49(1)	679,000	706,275
UniCredito Italiano Capital Trust II 9.20% due 10/05/10*(1)	612,000	766,922
Wachovia Corp. 5.25% due 08/01/14	645,000	666,305
Wells Fargo Bank NA 6.45% due 02/01/11	151,000	170,099

Financial Services — 2.3%
Boeing Capital Corp. 6.50% due 02/15/12	2,220,000	2,498,430
Citigroup, Inc. 5.00% due 09/15/14*(6)	1,705,753	1,730,650
Credit Suisse First Boston USA, Inc. 4.63% due 01/15/08	1,101,000	1,139,865
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12	956,000	1,071,188
DBS Capital Funding Corp. 7.66% due 03/15/11*(1)	669,000	780,849
Devon Financing Corp. 6.88% due 09/30/11	649,000	743,125
Ford Motor Co. 7.45% due 07/16/31	1,011,000	984,599
Ford Motor Credit Co. 6.50% due 01/25/07	360,000	378,235

Ford Motor Credit Co. 7.38% due 02/01/11	518,000	561,924
Ford Motor Credit Co. 7.88% due 06/15/10	800,000	887,725
Fund American Cos, Inc. 5.88% due 05/15/13	484,000	493,522
General Electric Capital Corp. 6.75% due 03/15/32	1,074,000	1,252,521
General Electric Capital Corp. 7.50% due 05/15/05	424,000	435,603
General Electric Capital Corp. 8.75% due 05/21/07	109,000	124,287
General Motors Acceptance Corp. 7.25% due 03/02/11	729,000	774,070
Goldman Sachs Group, Inc. 5.70% due 09/01/12	1,090,000	1,160,996
Lehman Brothers Holdings, Inc. 7.75% due 01/15/05	340,000	343,682
Lehman Brothers Holdings, Inc. 8.25% due 06/15/07	513,000	577,740
Merrill Lynch & Co., Inc. 5.45% due 07/15/14	692,000	722,686
MidAmerican Funding, LLC 6.93% due 03/01/29	166,000	186,923
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	444,000	462,004
Morgan Stanley Group, Inc. 6.75% due 04/15/11	664,000	753,682
Natexis Ambs Co., LLC 8.44% due 12/29/49*(1)	215,000	247,013
Prudential Funding, LLC 6.60% due 05/15/08*	512,000	564,320
SLM Corp. 4.00% due 01/15/09	900,000	908,208
SLM Corp. 5.38% due 01/15/13	633,000	657,015

Insurance — 0.4%
Allstate Corp. 6.13% due 12/15/32	604,000	629,935
MetLife, Inc. 6.50% due 12/15/32	1,151,000	1,250,916
Prudential Financial, Inc. 5.10% due 09/20/14	1,457,000	1,460,887
SAFECO Corp. 4.88% due 02/01/10	109,000	111,206
Travelers Property Casualty Corp. 6.38% due 03/15/33	251,000	258,170

		32,955,327

HEALTHCARE — 0.2%
Drugs — 0.1%
Wyeth 5.50% due 03/15/05	544,000	559,753

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	622,000	655,842
HCA, Inc. 8.75% due 09/01/10	160,000	184,493

		1,400,088

INDUSTRIAL & COMMERCIAL — 0.8%
Aerospace & Military Technology — 0.3%

BAE Systems Holdings, Inc 6.40% due 12/15/11*	802,000	899,215
Northrop Grumman Corp. 7.75% due 02/15/31	1,072,000	1,342,843
Raytheon Co. 6.15% due 11/01/08	698,000	760,951

Building Materials — 0.1%
CRH America, Inc. 6.95% due 03/15/12	687,000	789,682

Business Services — 0.3%
Cendant Corp. 6.25% due 01/15/08	461,000	497,496
Cendant Corp. 6.88% due 08/15/06	851,000	906,700
USA Waste Services, Inc. 7.00% due 07/15/28	415,000	463,119
Waste Management, Inc. 7.38% due 08/01/10	601,000	696,332

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	490,000	545,122

Transportation — 0.0%
Union Pacific Corp. 5.38% due 05/01/14	218,000	224,451
Union Pacific Corp. 6.13% due 01/15/12	227,000	247,730

		7,373,641

INFORMATION & ENTERTAINMENT — 0.4%
Broadcasting & Media — 0.3%
Belo Corp. 7.75% due 06/01/27	303,000	351,878
Disney Walt Company 6.75% due 03/30/06	286,000	301,288
Hearst Argyle Television, Inc. 7.50% due 11/15/27	800,000	908,408
News America Holdings, Inc. 8.50% due 02/23/25	444,000	575,171
Time Warner Entertainment, Inc. 10.15% due 05/01/12	262,000	343,385

Leisure & Tourism — 0.1%
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17	422,910	397,474
Walt Disney Co. 6.38% due 03/01/12	505,000	562,562

		3,440,166

INFORMATION TECHNOLOGY — 0.8%
Electronics — 0.1%
System Energy Resources, Inc. 5.13% due 01/15/14*(6)	481,000	488,393

Telecommunications — 0.8%
AT&T Wireless Services, Inc. 7.35% due 03/01/06	220,000	233,023
Citizens Communications Co. 8.50% due 05/15/06	370,000	397,750
France Telecom SA 8.50% due 11/01/04	354,000	425,163
PCCW, Ltd. 6.00% due 07/15/13*	1,500,000	1,566,023
TCI Communications Financing III 9.65% due 03/31/27	1,434,000	1,676,878
Telecom de Puerto Rico 6.65% due 05/15/06	150,000	157,584
Telecom Italia Capital 6.00% due 09/30/34*(6)	367,000	360,718
Verizon New York, Inc. 6.88% due 04/01/12	1,848,000	2,087,249

		7,392,781

MATERIALS — 0.2%
Chemicals — 0.1%
Dow Chemical Co. 5.75% due 12/15/08	486,000	521,587

Forest Products — 0.1%
MeadWestvaco Corp. 6.80% due 11/15/32	333,000	355,210
Weyerhaeuser Co. 6.75% due 03/15/12	581,000	657,555

		1,534,352

NON-U.S. GOVERNMENT OBLIGATIONS — 0.3%
Foreign Government — 0.3%
Republic of Italy 4.63% due 06/15/05	1,500,000	1,523,778
State of Israel 4.63% due 06/15/13	408,000	396,012
United Mexican States 7.50% due 04/08/33	294,000	313,404
United Mexican States 8.13% due 12/30/19	208,000	243,672

United Mexican States, Series A 8.00% due 09/24/22	170,000	195,075

		2,671,941

REAL ESTATE — 0.8%
Real Estate Companies — 0.3%
EOP Operating LP 6.80% due 01/15/09	1,981,000	2,187,428
Socgen Real Estate Co., LLC 7.64% due 09/30/07*(1)	1,051,000	1,169,718
Real Estate Investment Trusts — 0.5%
Boston Properties, Inc. 5.00% due 06/01/15	147,000	144,309
HRPT Properties Trust 6.25% due 08/15/16	520,000	547,570
Kimco Realty Corp. 6.00% due 11/30/12	750,000	806,848
Simon Property Group LP 6.38% due 11/15/07	636,000	686,931
Vornado Realty Trust 5.63% due 06/15/07	2,023,000	2,124,852

		7,667,656

U.S. GOVERNMENT AGENCIES — 17.7%
U.S. Government Agencies — 17.8%
Federal Home Loan Bank 2.88% due 09/15/06	1,450,000	1,454,150
Federal Home Loan Mtg. Corp. 2.75% due 10/15/06	4,354,000	4,351,025
Federal Home Loan Mtg. Corp. 2.88% due 12/15/06	2,794,000	2,796,489
Federal Home Loan Mtg. Corp. 4.50% due 08/01/18	1,410,655	1,418,126
Federal Home Loan Mtg. Corp. 4.50% due 11/01/18	1,880,875	1,890,836
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,226,569	1,233,065
Federal Home Loan Mtg. Corp. 4.88% due 11/15/13	1,788,000	1,848,654
Federal Home Loan Mtg. Corp. 5.00% due 03/01/18	909,653	928,848
Federal Home Loan Mtg. Corp. 5.00% due 05/01/18	1,166,479	1,191,094
Federal Home Loan Mtg. Corp. 5.00% due 02/01/19	1,425,776	1,455,717
Federal Home Loan Mtg. Corp. 5.00% due 09/01/33	2,873,529	2,873,076
Federal Home Loan Mtg. Corp. 5.00% due 11/01/33	1,412,420	1,412,198
Federal Home Loan Mtg. Corp. 5.50% due 01/01/19	868,383	899,808
Federal Home Loan Mtg. Corp. 5.50% due 04/01/19	59,735	61,917
Federal Home Loan Mtg. Corp. 5.50% due 06/01/19	46,173	47,844
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	356,442	369,341
Federal Home Loan Mtg. Corp. 5.50% due 05/01/33	2,362,855	2,410,898
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	523,778	534,427
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	2,299,900	2,346,663
Federal Home Loan Mtg. Corp. 5.50% due 04/01/34	234,885	239,526
Federal Home Loan Mtg. Corp. 6.00% due 08/01/19	210,943	221,530
Federal Home Loan Mtg. Corp. 6.00% due 02/01/23	1,089,192	1,134,976
Federal Home Loan Mtg. Corp. 6.00% due 04/01/34	218,847	226,864
Federal Home Loan Mtg. Corp. 6.00% due 07/01/34	383,670	397,724
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	3,279,917	3,400,064
Federal Home Loan Mtg. Corp. 6.50% due 12/01/15	59,192	62,739
Federal Home Loan Mtg. Corp. 6.50% due 05/01/34	227,442	239,189
Federal Home Loan Mtg. Corp. 6.50% due 06/01/34	304,411	320,134
Federal Home Loan Mtg. Corp. 6.50% due 08/01/34	1,065,706	1,120,750
Federal National Mtg. Assoc. 2.50% due 06/15/06	1,498,000	1,494,363
Federal National Mtg. Assoc. 4.02% due 08/01/13	313,748	306,170
Federal National Mtg. Assoc. 4.13% due 04/15/14	1,348,000	1,314,958
Federal National Mtg. Assoc. 4.50% due 04/01/18	1,154,371	1,160,495
Federal National Mtg. Assoc. 4.50% due 06/01/18	1,197,647	1,204,001
Federal National Mtg. Assoc. 4.50% due 07/01/18	924,466	929,370
Federal National Mtg. Assoc. 4.50% due 03/01/19	934,809	938,373
Federal National Mtg. Assoc. 4.52% due 04/15/05	774,631	775,803
Federal National Mtg. Assoc. 4.63% due 04/01/14	219,462	222,529
Federal National Mtg. Assoc. 4.63% due 10/15/14	1,122,000	1,130,868
Federal National Mtg. Assoc. 4.67% due 04/01/13	108,765	110,923
Federal National Mtg. Assoc. 4.82% due 12/01/12	1,024,272	1,055,858
Federal National Mtg. Assoc. 5.00% due 11/18/04	1,535,721	1,569,426
Federal National Mtg. Assoc. 5.00% due 02/01/18	3,974,248	4,061,179
Federal National Mtg. Assoc. 5.00% due 07/01/19	808,182	825,811
Federal National Mtg. Assoc. 5.00% due 06/01/34	265,824	265,177
Federal National Mtg. Assoc. 5.25% due 04/15/07	6,004,000	6,329,056
Federal National Mtg. Assoc. 5.50% due 04/15/05	657,511	670,392
Federal National Mtg. Assoc. 5.50% due 11/01/17	1,101,839	1,143,015
Federal National Mtg. Assoc. 5.50% due 01/01/18	1,343,987	1,394,213
Federal National Mtg. Assoc. 5.50% due 02/01/18	915,312	949,338
Federal National Mtg. Assoc. 5.50% due 03/01/19	1,460,483	1,514,774
Federal National Mtg. Assoc. 5.50% due 07/01/19	1,818,700	1,885,651
Federal National Mtg. Assoc. 5.50% due 08/01/19	193,249	200,362
Federal National Mtg. Assoc. 5.50% due 09/01/19	185,579	192,410
Federal National Mtg. Assoc. 5.50% due 02/01/33	2,675,656	2,729,658
Federal National Mtg. Assoc. 5.50% due 04/01/33	823,284	839,900
Federal National Mtg. Assoc. 5.50% due 06/01/33	387,682	395,507
Federal National Mtg. Assoc. 5.50% due 07/01/33	8,519,525	8,691,472
Federal National Mtg. Assoc. 5.50% due 10/01/33	1,048,939	1,070,109
Federal National Mtg. Assoc. 5.50% due 11/01/33	2,193,904	2,238,183
Federal National Mtg. Assoc. 5.50% due 12/01/33	355,302	362,473
Federal National Mtg. Assoc. 5.50% due 01/01/34	204,981	209,118
Federal National Mtg. Assoc. 5.50% due 01/01/34	714,029	728,440
Federal National Mtg. Assoc. 5.50% due 02/01/34	2,668,364	2,721,939
Federal National Mtg. Assoc. 5.50% due 03/01/34	194,835	198,712
Federal National Mtg. Assoc. 5.50% due 04/01/34	513,979	524,048
Federal National Mtg. Assoc. 5.50% due 05/01/34	1,759,314	1,793,779
Federal National Mtg. Assoc. 5.50% due 06/01/34	236,736	241,374
Federal National Mtg. Assoc. 5.50% due 07/01/34	2,548,453	2,598,377
Federal National Mtg. Assoc. 5.50% due 09/01/34	2,188,601	2,231,476
Federal National Mtg. Assoc. 5.50% due 10/01/34	1,984,534	2,023,411
Federal National Mtg. Assoc. 5.72% due 02/01/09	385,000	410,645
Federal National Mtg. Assoc. 6.00% due 05/15/08	898,000	979,222
Federal National Mtg. Assoc. 6.00% due 05/15/11	1,750,000	1,947,670
Federal National Mtg. Assoc. 6.00% due 04/01/16	273,325	287,110
Federal National Mtg. Assoc. 6.00% due 12/01/16	394,696	414,403
Federal National Mtg. Assoc. 6.00% due 01/01/17	352,347	369,972
Federal National Mtg. Assoc. 6.00% due 02/01/17	1,501,560	1,576,534
Federal National Mtg. Assoc. 6.00% due 05/01/17	211,927	222,532
Federal National Mtg. Assoc. 6.00% due 08/01/17	856,572	899,438
Federal National Mtg. Assoc. 6.00% due 11/01/18	1,906,974	2,002,190
Federal National Mtg. Assoc. 6.00% due 04/01/34	1,318,796	1,369,333
Federal National Mtg. Assoc. 6.00% due 05/01/34	1,363,641	1,415,896
Federal National Mtg. Assoc. 6.00% due 05/01/34	397,602	412,839
Federal National Mtg. Assoc. 6.00% due 07/01/34	309,959	321,837
Federal National Mtg. Assoc. 6.00% due 06/01/34	4,360,301	4,527,389
Federal National Mtg. Assoc. 6.00% due 07/01/34	1,779,053	1,847,227
Federal National Mtg. Assoc. 6.00% due 08/01/34	2,855,901	2,965,340
Federal National Mtg. Assoc. 6.13% due 03/15/12	8,239,000	9,257,291
Federal National Mtg. Assoc. 6.33% due 03/01/11	147,848	163,416
Federal National Mtg. Assoc. 6.50% due 06/01/31	1,236,090	1,302,258
Federal National Mtg. Assoc. 6.50% due 07/01/31	259,228	273,104
Federal National Mtg. Assoc. 6.50% due 08/01/31	291,281	306,874
Federal National Mtg. Assoc. 6.50% due 09/01/31	1,419,101	1,495,064
Federal National Mtg. Assoc. 6.50% due 02/01/32	711,667	749,762
Federal National Mtg. Assoc. 6.50% due 07/01/32	1,278,808	1,346,895
Federal National Mtg. Assoc. 6.50% due 08/01/32	1,300,471	1,369,712
Federal National Mtg. Assoc. 6.50% due 01/01/33	984,622	1,037,046
Federal National Mtg. Assoc. 6.50% due 03/01/34	218,420	229,870
Federal National Mtg. Assoc. 6.50% due 04/01/34	243,670	256,444
Federal National Mtg. Assoc. 6.50% due 06/01/34	394,556	415,239
Federal National Mtg. Assoc. 6.50% due 08/01/34	780,212	821,112
Federal National Mtg. Assoc. 6.63% due 09/15/09	3,939,000	4,458,719
Federal National Mtg. Assoc. 6.63% due 11/15/10	1,120,000	1,282,197
Federal National Mtg. Assoc. 7.50% due 02/01/30	117,220	125,837
Federal National Mtg. Assoc. 7.50% due 03/01/31	335,974	360,100
Federal National Mtg. Assoc. 7.50% due 11/01/31	476,641	510,868
Federal National Mtg. Assoc. 7.50% due 02/01/32	270,809	290,256
Government National Mtg. Assoc. 5.00% due 06/15/34	670,001	673,181
Government National Mtg. Assoc. 5.50% due 11/15/32	1,265,514	1,298,306
Government National Mtg. Assoc. 5.50% due 05/15/33	5,431,274	5,568,339
Government National Mtg. Assoc. 5.50% due 08/15/33	554,172	568,157
Government National Mtg. Assoc. 6.00% due 09/15/32	1,318,156	1,373,867
Government National Mtg. Assoc. 6.00% due 04/15/33	1,175,281	1,223,813
Government National Mtg. Assoc. 6.00% due 02/15/34	1,268,389	1,320,511
Government National Mtg. Assoc. 6.00% due 07/15/34	524,244	545,787
Government National Mtg. Assoc. 6.50% due 03/15/28	12,590	13,352
Government National Mtg. Assoc. 6.50% due 04/15/28	93,984	99,676
Government National Mtg. Assoc. 6.50% due 07/15/28	8,627	9,150
Government National Mtg. Assoc. 6.50% due 12/15/28	18,527	19,650
Government National Mtg. Assoc. 6.50% due 04/15/32	462,766	490,191
Government National Mtg. Assoc. 6.50% due 08/15/34	499,110	528,199
Government National Mtg. Assoc. 7.00% due 08/15/32	330,719	353,082
Government National Mtg. Assoc. 7.50% due 07/15/29	34,473	37,132

		160,274,197

U.S. GOVERNMENT OBLIGATIONS — 7.1%
U.S. Treasuries — 7.1%
United States Treasury Bonds 5.38% due 02/15/31	2,970,000	3,225,815
United States Treasury Bonds 6.25% due 08/15/23	12,546,000	14,819,963
United States Treasury Bonds 8.00% due 11/15/21	318,000	441,287
United States Treasury Notes 1.25% due 05/31/05	934,000	929,403
United States Treasury Notes 3.00% due 07/15/12	3,829,836	4,287,620
United States Treasury Notes 3.88% due 02/15/13	1,202,000	1,202,375
United States Treasury Notes 4.25% due 01/15/10	2,280,717	2,673,249
United States Treasury Notes 4.38% due 05/15/07	1,278,000	1,330,168
United States Treasury Notes 4.75% due 11/15/08	5,344,000	5,679,667
United States Treasury Notes 4.75% due 05/15/14	1,278,000	1,351,286
United States Treasury Notes 5.50% due 02/15/08	4,439,000	4,798,976
United States Treasury Notes 5.75% due 11/15/05	6,747,000	6,988,151
United States Treasury Notes 6.50% due 05/15/05	4,973,000	5,088,389
United States Treasury Notes 6.88% due 05/15/06	1,716,000	1,831,763
United States Treasury Notes 7.00% due 07/15/06	8,458,000	9,095,327

		63,743,439

UTILITIES — 1.2%
Electric Utilities — 0.6%
CenterPoint Energy Resources Corp. 7.88% due 04/01/13	365,000	436,341
Hydro Quebec 6.30% due 05/11/11	820,000	923,817
Niagara Mohawk Power Corp. 7.75% due 05/15/06	649,000	695,519
Northeast Utilities 8.58% due 12/01/06	72,686	77,131
Oncor Electric Delivery Co. 7.00% due 09/01/22	905,000	1,028,387
Pacific Gas & Electric Co. 4.80% due 03/01/14	440,000	440,661
Progress Energy, Inc. 6.85% due 04/15/12	583,000	654,037
Progress Energy, Inc. 7.10% due 03/01/11	500,000	567,059
TXU Energy Co. 7.00% due 03/15/13	454,000	515,460

Gas & Pipeline Utilities — 0.1%
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	494,000	555,566
Kinder Morgan Energy Partners LP 7.40% due 03/15/31	187,000	216,207
Kinder Morgan Energy Partners LP 7.75% due 03/15/32	350,000	421,004

Telephone — 0.5%
Bellsouth Corp. 6.55% due 06/15/34	662,000	707,768
Deutsche Telekom International Finance BV 8.75% due 06/15/30	630,000	831,325
SBC Communications, Inc. 5.10% due 09/15/14	573,000	576,985
Sprint Capital Corp. 6.88% due 11/15/28	1,015,000	1,090,034
Telecom Italia Cap 5.25% due 11/15/13*	670,000	686,005

		10,423,306

TOTAL BONDS & NOTES (cost $306,239,968)		313,906,454

TOTAL INVESTMENT SECURITIES (cost $805,967,904)		864,739,590

Short-Term Securities —3.6%
GOVERNMENT AGENCIES — 3.6%
Federal Home Loan Bank Consolidated Disc. Notes 1.69% due 11/01/04
(cost $32,701,000)	32,701,000	32,701,000

TOTAL INVESTMENTS —
(cost $838,668,904)@	99.7%	897,440,590
Other assets less liabilities	0.3	2,571,711

NET ASSETS—	100.0%	$900,012,301

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $17,637,045 representing 1.96% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
ADR — American Depository Receipt
(1)	Variable rate security — the rate reflected is as of October 31,2004; maturity date reflects next reset date.
(2)	Fair valued security; see Note 1.
(3)	Commercial Mortgage-Back Security
(4)	Interest only
(5)	Collateralized Mortgage Obligation
(6)	Illiquid security

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO

Federated Equity Management Company of Pennsylvania	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 75.5%	Shares/ Principal	Value
	Amount	(Note 1)
ENERGY — 32.8%
Energy Services — 31.8%
American Electric Power Co., Inc.	16,000	$526,880
Cinergy Corp.	20,600	814,112
CMS Energy Corp.†	78,812	737,681
Consolidated Edison, Inc.	15,600	677,820
Constellation Energy Group, Inc.	10,000	406,200
DPL, Inc.	66,400	1,434,240
DTE Energy Co.	3,200	136,672
Edison International	9,400	286,700
Endesa SA ADR	63,500	1,296,670
Energy East Corp.	15,100	380,520
Exelon Corp.	70,500	2,793,210
FirstEnergy Corp.	6,400	264,512
Great Plains Energy, Inc.	35,700	1,017,093
IDACORP, Inc.	17,400	539,052
Pinnacle West Capital Corp.	55,700	2,373,934
PPL Corp.	32,890	1,710,280
Puget Energy, Inc.	11,700	272,142
SCANA Corp.	3,900	144,690
Southern Co.	27,300	862,407
TECO Energy, Inc.	9,800	137,200
WPS Resources Corp.	10,600	503,500

Energy Sources — 1.0%
Scottish Power, PLC ADR	16,900	547,222

		17,862,737

INFORMATION TECHNOLOGY — 23.8%
Telecommunications — 23.8%
AT&T Corp.	72,100	1,233,631
BCE, Inc.	72,600	1,685,772
BellSouth Corp.	87,600	2,336,292
Magyar Tavkozlesi RT Sponsored ADR	6,300	132,741
SBC Communications, Inc.	94,800	2,394,648
Telecom Italia SpA ADR	31,688	1,058,379
Telefonos de Mexico SA de CV ADR	28,800	986,112
Telstra Corp., Ltd. ADR	36,100	630,306
Verizon Communications, Inc.	64,400	2,518,040

		12,975,921

UTILITIES — 18.9%
Electric Utilities — 9.9%
CenterPoint Energy, Inc.	82,200	863,922
Duquesne Light Holdings, Inc.	14,000	240,240
Korea Electric Power Corp. ADR	78,400	900,032
National Grid Group, PLC ADR	6,900	304,290
NiSource, Inc.	37,085	795,473
Northeast Utilities	7,000	135,310
NSTAR	24,200	1,197,174
OGE Energy Corp.	17,300	438,901
Progress Energy, Inc.	9,300	384,090
RWE AG ADR	2,700	143,100

Gas & Pipeline Utilities — 4.5%
El Paso Energy Corp.	17,300	154,662
KeySpan Corp.	6,800	271,660

Kinder Morgan, Inc.	2,100	135,177
National Fuel Gas Co.	19,900	557,598
NICOR, Inc.	12,900	484,008
Peoples Energy Corp.	19,300	825,654

Telephone — 3.6%
CenturyTel, Inc.	8,400	269,556
Portugal Telecom SGPS SA ADR	19,100	216,212
Sprint Corp. (FON Group)	71,800	1,504,210

Water Utilities — 0.9% Suez SA ADR	9,200	216,200
Veolia Environnement ADR	9,600	290,880

		10,328,349

TOTAL COMMON STOCK (cost $35,616,449)		41,167,007

Preferred Stock — 19.5%
ENERGY — 13.5%
Energy Services — 13.5%
American Electric Power Co., Inc. 9.25%	37,700	1,793,766
Cinergy Corp. 9.50% (Convertible)	8,400	517,608
Dominion Resources, Inc. 9.50%	14,100	756,888
DTE Energy Co. 8.75% (Convertible)	25,800	670,284
FPL Group, Inc. 8.50%	41,100	2,349,276
Public Service Enterprise Group, Inc. 10.25% (Convertible)	5,000	291,500
TXU Corp. 8.75%	16,900	967,187

		7,346,509

INFORMATION TECHNOLOGY — 4.3%
Telecommunications — 4.3%
ALLTEL Corp. 7.75%	46,000	2,332,200

UTILITIES — 1.7%
Gas & Pipeline Utilities — 1.7%
KeySpan Corp. 8.75%	10,400	557,440
Sempra Energy 8.50%	13,100	373,743

		931,183

TOTAL PREFERRED STOCK (cost $9,524,952)		10,609,892

TOTAL INVESTMENT SECURITIES (cost $45,141,401)		51,776,899

Short-Term Securities — 4.8%
TIME DEPOSIT — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 11/01/04
(cost $2,607,000)		$2,607,000	2,607,000
TOTAL INVESTMENTS —
(cost $47,748,401)@	99.8%		54,383,899
Other assets less liabilities—	0.2		120,513

NET ASSETS—	100.0%		$54,504,412

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INCOME PORTFOLIO

U.S. Bancorp Asset Management, Inc.	Investment Portfolio — October 31, 2004
(unaudited)

Common — Stock 95.6%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 3.7%
Retail — 3.7%
Home Depot, Inc.	2,030	$83,392
Target Corp.	1,530	76,531
Wal-Mart Stores, Inc.	2,300	124,016

		283,939

CONSUMER STAPLES — 6.9%
Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	1,880	91,105
Anheuser-Busch Cos., Inc.	1,090	54,445
Coca-Cola Co.	2,030	82,540
General Mills, Inc.	1,480	65,490
H.J. Heinz Co.	2,610	94,873
PepsiCo, Inc.	1,300	64,454

Household Products — 0.9%
Procter & Gamble Co.	1,310	67,046

		519,953

ENERGY — 10.9%
Energy Services — 10.1%
Alliant Energy Corp.	2,900	76,502
Baker Hughes, Inc.	1,000	42,830
BP, PLC ADR	762	44,387
ChevronTexaco Corp.	1,750	92,855
Cinergy Corp.	2,030	80,226
ConocoPhillips	620	52,272
Exxon Mobil Corp.	4,376	215,387
Royal Dutch Petroleum Co.	700	37,968
Schlumberger, Ltd.	560	35,246
Xcel Energy, Inc.	5,140	87,894

Energy Sources — 0.8%
Kerr-McGee Corp.	1,060	62,773

		828,340

FINANCE — 21.2%
Banks — 7.9%
Bank of America Corp.	3,570	159,900
Northern Trust Corp.	840	35,734
SouthTrust Corp.	1,620	70,583
State Street Corp.	2,100	94,605
Wachovia Corp.	1,650	81,197
Wells Fargo & Co.	1,210	72,261
Zions Bancorp.	1,330	88,006

Financial Services — 10.3%
Alliance Capital Management Holding LP	1,800	68,400
American Express Co.	1,230	65,276
Citigroup, Inc.	3,913	173,620
Fannie Mae	1,200	84,180
Freddie Mac	960	63,936
Goldman Sachs Group, Inc.	350	34,433
J.P. Morgan Chase & Co.	3,914	151,080
Merrill Lynch & Co., Inc.	1,240	66,886

Morgan Stanley	1,000	51,090
Partners Trust Financial Group, Inc.	2,110	21,480

Insurance — 3.0%
Chubb Corp.	970	69,966
CIGNA Corp.	880	55,845
Hartford Financial Services Group, Inc.	1,180	69,006
Marsh & McLennan Cos., Inc.	1,180	32,639

		1,610,123

HEALTHCARE — 10.1%
Drugs — 5.9%
Abbott Laboratories	1,430	60,961
Bristol-Myers Squibb Co.	1,830	42,877
Eli Lilly and Co.	470	25,808
Merck & Co., Inc.	2,230	69,821
Pfizer, Inc.	6,500	188,175
Wyeth	1,390	55,113

Health Services — 1.1%
HCA, Inc.	1,060	38,934
McKesson Corp.	1,740	46,388

Medical Products — 3.1%
Baxter International, Inc.	2,670	82,129
Johnson & Johnson	1,990	116,176
Medtronic, Inc.	740	37,822

		764,204

INDUSTRIAL & COMMERCIAL — 11.1%
Aerospace & Military Technology — 1.0%
General Dynamics Corp.	780	79,654

Business Services — 1.7%
Automatic Data Processing, Inc.	1,300	56,407
Waste Management, Inc.	2,500	71,200

Machinery — 2.9%
Caterpillar, Inc.	1,800	144,972
Ingersoll-Rand Co., Class A	1,090	74,599

Multi-Industry — 4.5%
3M Co.	1,300	100,841
General Electric Co.	4,180	142,622
Honeywell International, Inc.	2,930	98,682

Transportation — 1.0%
United Parcel Service, Inc., Class B	920	72,846

		841,823

INFORMATION & ENTERTAINMENT — 4.5%
Broadcasting & Media — 2.0%
Gannett Co., Inc.	960	79,632
Omnicom Group, Inc.	450	35,505
Walt Disney Co.	1,580	39,848

Leisure & Tourism — 2.5%
McDonald’s Corp.	2,950	85,992
Starwood Hotels & Resorts Worldwide, Inc.	2,170	103,574

		344,551

INFORMATION TECHNOLOGY — 17.0%
Communication Equipment — 2.2%
Motorola, Inc.	5,780	99,763
QUALCOMM, Inc.	1,640	68,568

Computers & Business Equipment — 2.9%
Avery Denison Corp.	830	50,497
Hewlett-Packard Co.	3,750	69,975
International Business Machines Corp.	1,120	100,520

Computer Software — 3.8%
Microsoft Corp.	8,950	250,511
SAP AG ADR	900	38,385

Electronics — 4.2%
Analog Devices, Inc.	990	39,857
Emerson Electric Co.	1,140	73,017
Intel Corp.	5,380	119,759
Texas Instruments, Inc.	1,650	40,343
Xilinx, Inc.	1,370	41,922

Telecommunications — 3.9%
ALLTEL Corp.	620	34,056
BellSouth Corp.	2,530	67,475
SBC Communications, Inc.	3,530	89,168
Verizon Communications, Inc.	2,710	105,961

		1,289,777

MATERIALS — 6.3%
Chemicals — 3.4%
Dow Chemical Co.	1,060	47,636
du Pont (E.I.) de Nemours and Co.	1,480	63,448
Ecolab, Inc.	1,100	37,235
Praxair, Inc.	2,700	113,940

Forest Products — 2.0%
Bemis Co., Inc.	2,960	78,351
Temple-Inland, Inc.	310	18,327
Weyerhaeuser Co.	838	52,493

Metals & Minerals — 0.9%
Alcoa, Inc.	1,060	34,450
Compass Minerals International, Inc.	1,590	34,058

		479,938

REAL ESTATE — 3.9%
Real Estate Investment Trusts — 3.9%
AMB Property Corp.	1,180	44,250
Apartment Investment & Management Co., Class A	2,330	85,488
Duke Realty Corp.	1,272	43,375
Healthcare Realty Trust, Inc.	710	28,648
Kimco Realty Corp.	330	18,002
Manufactured Home Communities, Inc.	800	27,592
Simon Property Group, Inc.	890	51,905

		299,260

TOTAL COMMON STOCK (cost $6,215,936)		7,261,908

Preferred Stock — 1.5%
CONSUMER DISCRETIONARY — 0.2%
Automotive — 0.2%
Tower Automotive Capital Trust 6.75% (Convertible)	1,020	12,597

INFORMATION & ENTERTAINMENT — 1.3%
Broadcasting & Media — 1.3%
Tribune Co. 2.00% (Convertible)	1,100	100,100

TOTAL PREFERRED STOCK (cost $127,680)		112,697

Bonds & Notes — 0.6%
INFORMATION & ENTERTAINMENT — 0.6%
Broadcasting & Media — 0.6%
Charter Communications, Inc. (Convertible) 5.75% due 10/15/05 (cost $47,731)	$50,000	47,000

TOTAL INVESTMENT SECURITIES (cost $6,391,347)		7,421,605

Short-Term Securities — 2.9%
REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.65% dated 10/29/04 to be repurchased 11/01/04 in the amount of $219,012 and collateralized by $155,000 of United States Treasury Bonds, bearing interest at 8.88% due 08/15/17 having an approximate value of $224,753 (cost $219,000)		219,000	219,000

TOTAL INVESTMENTS — (cost $6,610,347) @	100.6%		7,640,605
Liabilities in excess of other assets—	(0.6)		(45,367)

NET ASSETS—	100.0%		$7,595,238

@ See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO
U.S. Bancorp Asset Management, Inc.	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 97.4%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 8.4%
Apparel & Textiles — 0.7%
Cintas Corp.	750	$32,355
Coach, Inc.†	805	37,537
Gap, Inc.	3,844	76,803
Jones Apparel Group, Inc.	570	20,121
Liz Claiborne, Inc.	438	17,906
Nike, Inc., Class B	1,158	94,157
Reebok International, Ltd.	257	9,509
V.F. Corp.	376	20,240

Automotive — 0.9%
AutoNation, Inc.†	1,169	20,142
AutoZone, Inc.†	366	29,942
Cooper Tire & Rubber Co.	259	5,045
Dana Corp.	669	9,975
Delphi Corp.	2,468	20,756
Ford Motor Co.	7,790	101,504
General Motors Corp.	2,406	92,751
Goodyear Tire & Rubber Co.†	814	8,205
Harley-Davidson, Inc.	1,260	72,538
Navistar International Corp.†	281	9,709
PACCAR, Inc.	724	50,180
Visteon Corp.	197	1,401

Housing — 0.7%
Black & Decker Corp.	346	27,777
Centex Corp.	546	28,359
KB Home Corp.	223	18,342
Leggett & Platt, Inc.	924	25,992
Masco Corp.	2,002	68,589
Maytag Corp.	342	5,951
Newell Rubbermaid, Inc.	1,259	27,144
Pulte Homes, Inc.	582	31,940
Sherwin-Williams Co.	631	26,956
Stanley Works	362	16,116
Vulcan Materials Co.	450	22,401
Whirlpool Corp.	316	18,565

Retail — 6.1%
Bed Bath & Beyond, Inc.†	1,282	52,293
Best Buy Co., Inc.	1,384	81,960
Big Lots, Inc.†	502	6,220
Circuit City Stores, Inc.	877	14,251
Costco Wholesale Corp.	1,963	94,106
CVS Corp.	1,708	74,230
Dillard’s, Inc., Class A	234	4,795
Dollar General Corp.	1,448	27,874
Family Dollar Stores, Inc.	720	21,276
Federated Department Stores, Inc.	767	38,695
Fortune Brands, Inc.	609	44,347
Home Depot, Inc.	9,345	383,892
J.C. Penney Co., Inc.	1,224	42,338
Kohl’s Corp.†	1,455	73,856
Limited, Inc.	2,016	49,956
Lowe’s Cos., Inc.	3,320	186,850
May Department Stores Co.	1,160	30,230
Nordstrom, Inc.	607	26,210
Office Depot, Inc.†	1,337	21,646

RadioShack Corp.	712	21,310
Sears Roebuck & Co.	902	31,570
Staples, Inc.	2,115	62,900
Target Corp.	3,843	192,227
Tiffany & Co.	648	19,006
TJX Cos., Inc.	1,964	47,097
Toys ‘R’ Us, Inc.†	989	17,812
Wal-Mart Stores, Inc.	18,064	974,011
Walgreen Co.	4,367	156,732
Wendy’s International, Inc.	501	16,718

		3,863,316

CONSUMER STAPLES — 7.5%
Food, Beverage & Tobacco — 5.1%
Adolph Coors Co., Class B	140	9,338
Albertson’s, Inc.	1,517	34,603
Altria Group, Inc.	8,739	423,492
Anheuser-Busch Cos., Inc.	3,394	169,530
Archer-Daniels-Midland Co.	2,865	55,495
Brown-Forman Corp., Class B	486	21,821
Campbell Soup Co.	1,846	49,547
Coca-Cola Co.	10,329	419,977
Coca-Cola Enterprises, Inc.	2,105	44,015
ConAgra Foods, Inc.	2,326	61,406
General Mills, Inc.	1,645	72,791
H.J. Heinz Co.	1,483	53,907
Hershey Foods Corp.	1,052	53,326
Kellogg Co.	1,803	77,529
Kroger Co.†	3,145	47,521
McCormick & Co., Inc.	230	8,149
Pepsi Bottling Group, Inc.	1,130	31,685
PepsiCo, Inc.	7,208	357,373
Reynolds American, Inc.	664	45,723
Safeway, Inc.†	1,969	35,915
Sara Lee Corp.	3,381	78,710
SUPERVALU, Inc.	626	18,461
Sysco Corp.	2,734	88,226
UST, Inc.	613	25,231
Winn-Dixie Stores, Inc.	636	2,188
Wm. Wrigley Jr. Co.	1,063	69,520

Household Products — 2.4%
Alberto-Culver Co.	125	5,607
Avon Products, Inc.	2,014	79,654
Clorox Co.	904	49,358
Colgate-Palmolive Co.	2,263	100,975
Gillette Co.	4,264	176,871
Kimberly-Clark Corp.	2,110	125,904
Pactiv Corp.†	671	15,896
Procter & Gamble Co.	10,822	553,870

		3,463,614

EDUCATION — 0.1%
Education — 0.1%
Apollo Group, Inc.†	830	54,780

ENERGY — 9.4%
Energy Services — 8.2%
Allegheny Energy, Inc.†	581	10,638
Amerada Hess Corp.	381	30,750
Ameren Corp.	789	37,872
American Electric Power Co., Inc.	1,682	55,388

Baker Hughes, Inc.	1,336	57,221
BJ Services Co.	690	35,190
ChevronTexaco Corp.	9,048	480,087
Cinergy Corp.	776	30,668
CMS Energy Corp.†	746	6,983
ConocoPhillips	2,930	247,028
Consolidated Edison, Inc.	1,001	43,493
Constellation Energy Group, Inc.	771	31,318
Dominion Resources, Inc.	1,332	85,674
DTE Energy Co.	769	32,844
Duke Energy Corp.	4,058	99,543
Edison International	1,429	43,584
Entergy Corp.	963	62,942
Exelon Corp.	2,806	111,174
Exxon Mobil Corp.	27,698	1,363,295
FirstEnergy Corp.	1,408	58,193
FPL Group, Inc.	786	54,155
Halliburton Co.	1,878	69,561
Marathon Oil Corp.	1,477	56,288
Nabors Industries, Ltd.†	636	31,240
Noble Corp.†	570	26,038
PG&E Corp.†	1,784	57,159
Pinnacle West Capital Corp.	240	10,229
PPL Corp.	795	41,340
Public Service Enterprise Group, Inc.	1,008	42,931
Rowan Cos., Inc.†	470	11,999
Schlumberger, Ltd.	2,514	158,231
Southern Co.	3,145	99,351
TECO Energy, Inc.	870	12,180
Transocean, Inc.†	1,369	48,257
TXU Corp.	1,268	77,627
Xcel Energy, Inc.	1,698	29,036

Energy Sources — 1.2%
Anadarko Petroleum Corp.	1,095	73,858
Apache Corp.	1,388	70,372
Burlington Resources, Inc.	1,676	69,554
Calpine Corp.†	1,910	4,756
Devon Energy Corp.	1,033	76,411
EOG Resources, Inc.	540	35,942
Kerr-McGee Corp.	536	31,742
Occidental Petroleum Corp.	1,666	93,013
Sunoco, Inc.	300	22,308
Unocal Corp.	1,165	48,639
Valero Energy Corp.	1,090	46,837

		4,322,939

FINANCE — 19.7%
Banks — 7.1%
AmSouth Bancorp	1,547	40,825
Bank of America Corp.	17,322	775,852
Bank of New York Co., Inc.	3,427	111,240
BB&T Corp.	2,442	100,391
Comerica, Inc.	804	49,454
Fifth Third Bancorp	2,490	122,483
First Horizon National Corp.	580	25,102
Golden West Financial Corp.	712	83,247
Huntington Bancshares, Inc.	751	17,987
Key Corp.	1,803	60,563
M&T Bank Corp.	540	55,620
Marshall & Ilsley Corp.	1,010	42,390
Mellon Financial Corp.	1,931	55,806
National City Corp.	2,823	110,012
North Fork Bancorp, Inc.	881	38,852
Northern Trust Corp.	988	42,030

PNC Financial Services Group, Inc.	1,248	65,270
Regions Financial Corp.	1,969	69,073
SouthTrust Corp.	1,290	56,205
Sovereign Bancorp, Inc.	1,326	28,708
State Street Corp.	1,536	69,197
SunTrust Banks, Inc.	1,238	87,131
Synovus Financial Corp.	1,339	36,407
U.S. Bancorp	7,998	228,823
Wachovia Corp.	5,678	279,414
Washington Mutual, Inc.	3,714	143,769
Wells Fargo & Co.	7,194	429,626
Zions Bancorp.	430	28,453

Financial Services — 8.4%
American Express Co.	5,400	286,578
Bear Stearns Cos., Inc.	441	41,785
Capital One Financial Corp.	1,037	76,489
Charles Schwab Corp.	5,814	53,198
CIT Group, Inc.	814	32,886
Citigroup, Inc.	22,052	978,447
Countrywide Credit Industries, Inc.	2,394	76,440
E*TRADE Group, Inc.†	1,610	20,769
Fannie Mae	4,123	289,228
Federated Investors, Inc., Class B	190	5,508
Franklin Resources, Inc.	1,060	64,257
Freddie Mac	2,925	194,805
Goldman Sachs Group, Inc.	2,070	203,647
J.P. Morgan Chase & Co.	15,167	585,446
Janus Capital Group, Inc.	1,042	15,891
Lehman Brothers Holdings, Inc.	1,155	94,883
MBIA, Inc.	630	36,452
MBNA Corp.	5,438	139,376
Merrill Lynch & Co., Inc.	3,999	215,706
MGIC Investment Corp.	442	28,425
Moody’s Corp.	627	48,787
Morgan Stanley	4,678	238,999
Providian Financial Corp.†	1,280	19,904
SLM Corp.	1,879	85,044
T. Rowe Price Group, Inc.	538	30,004

Insurance — 4.2%
ACE, Ltd.	1,210	46,053
AFLAC, Inc.	2,162	77,573
Allstate Corp.	2,946	141,673
Ambac Financial Group, Inc.	460	35,908
American International Group, Inc.#	11,093	673,456
Aon Corp.	1,282	26,166
Chubb Corp.	815	58,786
CIENA Corp.†	2,560	6,323
CIGNA Corp.	584	37,061
Cincinnati Financial Corp.	637	26,595
Hartford Financial Services Group, Inc.	1,246	72,866
Jefferson-Pilot Corp.	380	18,350
Lincoln National Corp.	780	34,164
Loews Corp.	818	48,998
Marsh & McLennan Cos., Inc.	2,290	63,341
MetLife, Inc.	3,190	122,336
Principal Financial Group, Inc.	1,320	49,843
Progressive Corp.	856	80,079
Prudential Financial, Inc.	2,310	107,346
SAFECO Corp.	536	24,785
St. Paul Cos., Inc.	2,845	96,616
Torchmark Corp.	453	24,471
UnumProvident Corp.	1,334	18,222
XL Capital, Ltd., Class A	599	43,427

		9,051,322

HEALTHCARE — 12.2%
Drugs — 6.4%
Abbott Laboratories	6,643	283,191
Allergan, Inc.	575	41,147
AmerisourceBergen Corp.	490	26,970
Amgen, Inc.†	5,392	306,265
Bristol-Myers Squibb Co.	7,986	187,112
Cardinal Health, Inc.	1,829	85,506
Eli Lilly and Co.	4,813	264,282
Express Scripts, Inc., Class A†	330	21,120
Forest Laboratories, Inc.†	1,578	70,379
Gilead Sciences, Inc.†	1,860	64,412
King Pharmaceuticals, Inc.†	1,030	11,237
Medco Health Solutions, Inc.†	1,163	39,437
Merck & Co., Inc.	9,445	295,723
Mylan Laboratories, Inc.	1,140	19,631
Pfizer, Inc.	32,149	930,713
Schering-Plough Corp.	6,265	113,459
Watson Pharmaceuticals, Inc.†	476	13,342
Wyeth	5,678	225,133

Health Services — 1.5%
Aetna, Inc.	657	62,415
Anthem, Inc.†	620	49,848
Caremark Rx, Inc.†	1,980	59,341
HCA, Inc.	2,056	75,517
Health Management Assoc., Inc., Class A	1,070	22,106
Humana, Inc.†	710	13,597
IMS Health, Inc.	1,029	21,794
Laboratory Corp. of America Holdings	590	27,022
Manor Care, Inc.	391	12,801
McKesson Corp.	1,254	33,432
Quest Diagnostics, Inc.	430	37,642
Tenet Healthcare Corp.†	2,092	22,426
UnitedHealth Group, Inc.	2,828	204,747
Wellpoint Health Networks, Inc.†	658	64,260

Medical Products — 4.2%
Applied Biosystems Group — Applera Corp.	887	16,924
Bausch & Lomb, Inc.	236	14,387
Baxter International, Inc.	2,622	80,653
Becton Dickinson & Co.	1,069	56,122
Biogen Idec, Inc.†	1,442	83,867
Biomet, Inc.	1,019	47,567
Boston Scientific Corp.†	3,584	126,515
C.R. Bard, Inc.	450	25,560
Chiron Corp.†	803	26,033
Fisher Scientific International, Inc.†	492	28,221
Genzyme Corp.†	970	50,896
Guidant Corp.	1,344	89,537
Hospira, Inc.†	662	21,124
Johnson & Johnson	12,636	737,697
MedImmune, Inc.†	1,057	30,040
Medtronic, Inc.	5,146	263,012
St. Jude Medical, Inc.†	758	58,040
Stryker Corp.	1,710	73,684
Zimmer Holdings, Inc.†	1,052	81,625

		5,617,505

INDUSTRIAL & COMMERCIAL — 11.5%
Aerospace & Military Technology — 1.6%
Boeing Co.	3,578	178,542
General Dynamics Corp.	854	87,211

Goodrich Corp.	482	14,860
Lockheed Martin Corp.	1,898	104,561
Northrop Grumman Corp.	1,528	79,074
Raytheon Co.	1,891	68,984
Rockwell Collins, Inc.	751	26,638
United Technologies Corp.	2,176	201,976

Business Services — 1.8%
Allied Waste Industries, Inc.†	1,280	10,445
Automatic Data Processing, Inc.	2,487	107,911
Cendant Corp.	4,527	93,211
Convergys Corp.†	626	8,144
Deluxe Corp.	106	4,037
Equifax, Inc.	598	15,638
First Data Corp.	3,653	150,796
Fiserv, Inc.†	857	30,458
Fluor Corp.	366	16,997
Genuine Parts Co.	765	30,516
H&R Block, Inc.	698	33,190
Interpublic Group of Cos., Inc.†	1,804	22,117
Johnson Controls, Inc.	798	45,765
Maxim Integrated Products, Inc.	1,381	60,750
Monster Worldwide, Inc.†	540	15,147
Paychex, Inc.	1,605	52,634
PerkinElmer, Inc.	114	2,342
R.R. Donnelley & Sons Co.	801	25,191
Robert Half International, Inc.	730	19,367
W.W. Grainger, Inc.	384	22,499
Waste Management, Inc.	2,375	67,640

Electrical Equipment — 0.2%
American Power Conversion Corp.	937	18,065
American Standard Cos., Inc.†	950	34,741
Power-One, Inc.†	130	913
Thermo Electron Corp.†	695	20,155

Machinery — 2.1%
Caterpillar, Inc.	1,463	117,830
Cooper Industries, Ltd., Class A	420	26,838
Crane Co.	122	3,400
Cummins, Inc.	190	13,315
Danaher Corp.	1,310	72,220
Deere & Co.	1,091	65,220
Dover Corp.	789	30,984
Eaton Corp.	584	37,347
Illinois Tool Works, Inc.	1,289	118,949
Ingersoll-Rand Co., Class A	739	50,577
ITT Industries, Inc.	392	31,807
Pall Corp.	450	11,637
Parker-Hannifin Corp.	512	36,163
Rockwell Automation, Inc.	781	32,560
Textron, Inc.	589	40,141
Tyco International, Ltd.	8,555	266,488

Multi-Industry — 4.2%
3M Co.	3,328	258,153
General Electric Co.	44,958	1,533,967
Honeywell International, Inc.	3,658	123,201

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	1,527	63,844
CSX Corp.	911	33,251
FedEx Corp.	1,276	116,269
Norfolk Southern Corp.	1,681	57,070
Ryder System, Inc.	279	13,978
Union Pacific Corp.	1,114	70,149

United Parcel Service, Inc., Class B	4,740	375,313

		5,271,186

INFORMATION & ENTERTAINMENT — 5.2%
Broadcasting & Media — 3.4%
Clear Channel Communications, Inc.	2,516	84,034
Comcast Corp., Class A†	9,513	280,634
Dow Jones & Co., Inc.	376	16,638
Gannett Co., Inc.	1,173	97,300
Knight-Ridder, Inc.	370	25,356
McGraw-Hill Cos., Inc.	813	70,121
Meredith Corp.	184	9,016
New York Times Co., Class A	623	24,951
Omnicom Group, Inc.	826	65,171
Time Warner, Inc.†	19,468	323,948
Tribune Co.	1,357	58,622
Univision Communications, Inc., Class A†	1,430	44,273
Viacom Inc., Class B	7,383	269,406
Walt Disney Co.	8,752	220,726

Entertainment Products — 0.3%
Eastman Kodak Co.	1,222	37,002
Hasbro, Inc.	613	10,844
International Game Technology	1,470	48,569
Mattel, Inc.	1,760	30,818

Leisure & Tourism — 1.5%
Brunswick Corp.	374	17,548
Carnival Corp.	2,651	134,034
Darden Restaurants, Inc.	674	16,513
Delta Air Lines, Inc.†	629	3,428
Harrah’s Entertainment, Inc.	471	27,563
Hilton Hotels Corp.	1,681	33,452
Marriott International, Inc., Class A	979	53,346
McDonald’s Corp.	5,203	151,667
Sabre Holdings Corp., Class A	588	12,648
Southwest Airlines Co.	3,438	54,217
Starbucks Corp.†	1,692	89,473
Starwood Hotels & Resorts Worldwide, Inc.	890	42,480
Yum! Brands, Inc.	1,240	53,940

		2,407,738

INFORMATION TECHNOLOGY — 19.0%
Communication Equipment — 1.1%
JDS Uniphase Corp.†	6,335	20,082
Motorola, Inc.	10,059	173,618
QUALCOMM, Inc.	6,928	289,660
Symbol Technologies, Inc.	1,017	14,940

Computers & Business Equipment — 3.9%
Apple Computer, Inc.†	1,674	87,935
Avery Denison Corp.	488	29,690
Dell, Inc.†	10,627	372,582
EMC Corp.†	10,239	131,776
Seagate Technology, Inc.†(1)	1,206	0
Gateway, Inc.†	1,649	9,647
Hewlett-Packard Co.	12,854	239,856
International Business Machines Corp.	7,129	639,828
Lexmark International, Inc., Class A†	548	45,544
Network Appliance, Inc.†	1,530	37,439
Pitney Bowes, Inc.	824	36,050
Sun Microsystems, Inc.†	14,162	64,154
VERITAS Software Corp.†	1,839	40,237
Xerox Corp.†	3,430	50,661

Computer Services — 0.3%
Computer Associates International, Inc.	2,489	68,970
Computer Sciences Corp.†	836	41,524
Compuware Corp.†	1,640	9,496
Sungard Data Systems, Inc.†	1,150	30,464

Computer Software — 4.3%
Adobe Systems, Inc.	1,016	56,926
Affiliated Computer Services, Inc., Class A†	600	32,730
Autodesk, Inc.	486	25,636
BMC Software, Inc.†	954	18,050
Citrix Systems, Inc.†	738	17,808
Electronic Arts, Inc.†	1,300	58,396
Electronic Data Systems Corp.	2,156	45,858
Intuit, Inc.†	820	37,195
Mercury Interactive Corp.†	393	17,068
Microsoft Corp.	46,292	1,295,713
NCR Corp.†	400	22,540
Novell, Inc.†	1,649	11,856
Oracle Corp.†	22,015	278,710
Parametric Technology Corp.†	1,178	6,114
Peoplesoft, Inc.†	1,566	32,526
Siebel Systems, Inc.†	2,150	20,425
Unisys Corp.†	1,546	16,419

Electronics — 3.5%
Advanced Micro Devices, Inc.†	1,518	25,533
Agilent Technologies, Inc.†	2,072	51,924
Altera Corp.†	1,578	35,868
Analog Devices, Inc.	1,612	64,899
Applied Materials, Inc.†	7,232	116,435
Applied Micro Circuits Corp.†	1,440	5,242
Broadcom Corp., Class A†	1,369	37,031
Emerson Electric Co.	1,795	114,970
Intel Corp.	27,314	608,010
Jabil Circuit, Inc.†	855	20,785
KLA-Tencor Corp.†	837	38,109
Linear Technology Corp.	1,305	49,433
LSI Logic Corp.†	1,755	7,985
Micron Technology, Inc.†	2,682	32,667
Millipore Corp.†	221	10,164
Molex, Inc.	805	23,804
National Semiconductor Corp.†	1,526	25,484
Novellus Systems, Inc.†	611	15,831
NVIDIA Corp.†	710	10,274
PMC-Sierra, Inc.†	800	8,208
QLogic Corp.†	410	13,325
Sanmina-SCI Corp.†	2,222	17,776
Solectron Corp.†	4,056	21,172
Tektronix, Inc.	382	11,586
Teradyne, Inc.†	865	14,324
Texas Instruments, Inc.	7,368	180,148
Waters Corp.†	500	20,645
Xilinx, Inc.	1,479	45,257

Internet Content — 1.1%
eBay, Inc.†	2,810	274,284
Yahoo!, Inc.†	5,858	212,001

Internet Software — 0.2%
Symantec Corp.†	1,340	76,300

Telecommunications — 4.6%
ADC Telecommunications, Inc.†	3,564	7,877
ALLTEL Corp.	1,204	66,136

Andrew Corp.†	681	9,520
AT&T Corp.	3,380	57,832
Avaya, Inc.†	1,932	27,821
BellSouth Corp.	7,794	207,866
Cisco Systems, Inc.†	28,786	552,979
Citizens Communications Co.	1,360	18,224
Comverse Technology, Inc.†	830	17,131
Corning, Inc.†	6,040	69,158
Lucent Technologies, Inc.†	18,354	65,157
Nextel Communications, Inc., Class A†	4,739	125,536
Qwest Communications International, Inc.†	8,039	27,493
SBC Communications, Inc.	14,105	356,292
Scientific-Atlanta, Inc.	657	17,995
Tellabs, Inc.†	1,776	14,208
Verizon Communications, Inc.	11,789	460,950

		8,719,772

MATERIALS — 3.0%
Chemicals — 1.6%
Air Products and Chemicals, Inc.	969	51,532
Ashland, Inc.	301	17,344
Dow Chemical Co.	3,997	179,625
du Pont (E.I.) de Nemours and Co.	4,278	183,398
Eastman Chemical Co.	341	16,187
Ecolab, Inc.	1,134	38,386
Engelhard Corp.	530	14,999
Great Lakes Chemical Corp.	232	5,944
Hercules, Inc.†	480	6,854
International Flavors & Fragrances, Inc.	400	15,620
Monsanto Co.	1,140	48,735
PPG Industries, Inc.	733	46,729
Praxair, Inc.	1,462	61,696
Rohm and Haas Co.	984	41,712
Sigma-Aldrich Corp.	316	17,582

Forest Products — 0.6%
Bemis Co., Inc.	200	5,294
Boise Cascade Corp.	397	11,719
Georgia-Pacific Corp.	1,100	38,049
International Paper Co.	2,068	79,639
Louisiana-Pacific Corp.	491	12,034
MeadWestvaco Corp.	860	27,116
Sealed Air Corp.†	410	20,311
Temple-Inland, Inc.	212	12,534
Weyerhaeuser Co.	1,015	63,580

Metals & Minerals — 0.8%
Alcoa, Inc.	3,702	120,315
Allegheny Technologies, Inc.	420	7,060
Ball Corp.	456	18,172
Freeport-McMoRan Copper & Gold, Inc., Class B	777	28,143
Newmont Mining Corp.	1,875	89,100
Nucor Corp.	684	28,885
Phelps Dodge Corp.	413	36,154
United States Steel Corp.	482	17,699
Worthington Industries, Inc.	44	873

		1,363,020

REAL ESTATE — 0.5%
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	360	13,208
Equity Office Properties Trust	1,690	47,523
Equity Residential	1,173	39,120
Plum Creek Timber Co., Inc.	780	28,306

ProLogis	770	30,015
Simon Property Group, Inc.	794	46,306

		204,478

UTILITIES — 0.9%
Electric Utilities — 0.3%
AES Corp.†	2,777	30,269
CenterPoint Energy, Inc.	1,351	14,199
NiSource, Inc.	983	21,085
Progress Energy, Inc.	1,055	43,572

Gas & Pipeline Utilities — 0.3%
Dynegy, Inc., Class A†	1,748	8,618
El Paso Energy Corp.	2,726	24,370
KeySpan Corp.	693	27,685
Kinder Morgan, Inc.	390	25,104
Sempra Energy	1,014	34,010
Williams Cos., Inc.	2,222	27,797

Telephone — 0.3%
CenturyTel, Inc.	576	18,484
Sprint Corp. (FON Group)	6,186	129,597

		404,790

TOTAL INVESTMENT SECURITIES (cost $51,538,268)		44,744,460

Short-Term Securities — 2.6%
U.S. TREASURY BILLS — 0.2%
United States Treasury Bills 1.81% due 03/03/05(2)
(cost $99,387)		$100,000	99,326

Repurchase Agreement — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.65% dated
10/29/04 to be repurchased 11/01/04 in the amount of $1,090,059 and collateralized by $940,000 of United States Treasury Notes, bearing interest at 6.125% due 08/15/29 having an approximate value of $1,117,703 (cost $1,090,000)(2)		1,090,000	1,090,000

TOTAL SHORT-TERM SECURITIES (cost $1,189,387)			1,189,326

TOTAL INVESTMENTS —
(cost $52,727,654)@	100.0%		45,933,786
Liabilities in excess of other assets—	0.0		(14,456)

NET ASSETS—	100.0%		$45,919,330

† Non-income producing security

@ See Note 4 for cost of investment on a tax basis.
# Security represents an investment in an affiliated company.
(1) Fair valued security; see Note 1
(2) The security or a portion thereof represents collateral for open future contracts.

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	October 31, 2004	Depreciation
20 Long	S&P 500 E-Mini Future Index	December 2004	1,138,362	1,130,300	(8,062)

See Notes to Portfolio of Investment

SUNAMERICA SERIES TRUST GROWTH – INCOME PORTFOLIO
Alliance Capital Management L.P.	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 90.9%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 9.6%
Automotive — 1.0%
Harley-Davidson, Inc.	160,000	$9,211,200

Housing — 0.7%
D.R. Horton, Inc.	70,000	2,100,000
Lennar Corp., Class A	50,000	2,249,000
Pulte Homes, Inc.	40,000	2,195,200

Retail — 7.9%
Bed Bath & Beyond, Inc.†	140,000	5,710,600
Fortune Brands, Inc.	105,000	7,646,100
Home Depot, Inc.	380,000	15,610,400
Lowe’s Cos., Inc.	180,000	10,130,400
Target Corp.	225,000	11,254,500
TJX Cos., Inc.	350,000	8,393,000
Wendy’s International, Inc.	160,000	5,339,200
Williams-Sonoma, Inc.†	180,000	6,870,600

		86,710,200

CONSUMER STAPLES — 6.9%
Food, Beverage & Tobacco — 2.2%
Dean Foods Co.†	95,000	2,835,750
General Mills, Inc.	200,000	8,850,000
PepsiCo, Inc.	165,000	8,180,700

Household Products — 4.7%
Avon Products, Inc.	356,000	14,079,800
Procter & Gamble Co.	550,000	28,149,000

		62,095,250

EDUCATION — 0.4%
Education — 0.4%
Apollo Group, Inc.†	60,000	3,960,000

ENERGY — 5.7%
Energy Services — 3.5%
Baker Hughes, Inc.	230,000	9,850,900
Halliburton Co.	260,000	9,630,400
Nabors Industries, Ltd.†	250,000	12,280,000

Energy Sources — 2.2%
Noble Energy, Inc.	160,000	9,280,000
XTO Energy, Inc.	320,000	10,681,600

		51,722,900

FINANCE — 15.5%
Banks — 1.5%
Commerce Bancorp, Inc.	120,000	7,108,800
North Fork Bancorp, Inc.	140,000	6,174,000

Financial Services — 12.0%
American Express Co.	210,000	11,107,278
Charles Schwab Corp.	300,000	2,745,000
Citigroup, Inc.	951,578	42,221,516

Franklin Resources, Inc.	130,000	7,880,600
J.P. Morgan Chase & Co.	543,400	20,975,240
Legg Mason, Inc.	97,500	6,211,725
MBNA Corp.	240,000	6,151,200
Merrill Lynch & Co., Inc.	200,000	10,788,000

Insurance — 2.0%
ACE, Ltd.	240,000	9,134,400
AFLAC, Inc.	245,000	8,790,600

		139,288,359

HEALTHCARE — 14.2%
Drugs — 4.6%
Amgen, Inc.†	150,000	8,520,000
Cephalon, Inc.†	65,000	3,098,550
Forest Laboratories, Inc.†	85,000	3,791,000
Pfizer, Inc.	915,000	26,489,250

Health Services — 4.3%
Anthem, Inc.†	85,000	6,834,000
Caremark Rx, Inc.†	200,000	5,994,000
UnitedHealth Group, Inc.	190,000	13,756,000
Wellpoint Health Networks, Inc.†	121,000	11,816,860

Medical Products — 5.3%
Alcon, Inc.	42,000	2,990,400
Applied Biosystems Group — Applera Corp.	135,000	2,575,800
Beckman Coulter, Inc.	80,000	4,760,000
Biogen Idec, Inc.†	125,000	7,270,000
Boston Scientific Corp.†	230,000	8,119,000
Genentech, Inc.†	80,000	3,642,400
St. Jude Medical, Inc.†	110,000	8,422,700
Zimmer Holdings, Inc.†	125,000	9,698,750

		127,778,710

INDUSTRIAL & COMMERCIAL — 8.8%
Aerospace & Military Technology — 1.6%
United Technologies Corp.	154,300	14,322,126

Business Services — 0.5%
BearingPoint, Inc.†	200,000	1,740,000
Fiserv, Inc.†	90,000	3,198,600

Electrical Equipment — 1.2%
American Standard Cos., Inc.†	300,000	10,971,000

Multi-Industry — 4.4%
General Electric Co.	1,150,000	39,238,000

Transportation — 1.1%
United Parcel Service, Inc., Class B	125,000	9,897,500

		79,367,226

INFORMATION & ENTERTAINMENT — 8.6%
Broadcasting & Media — 4.5%
News Corp., Ltd. ADR†	175,000	5,645,500
Time Warner, Inc.†	770,000	12,812,800
Univision Communications, Inc., Class A†	215,000	6,656,400
Viacom Inc., Class B	315,000	11,494,350
Westwood One, Inc.†	175,000	4,039,000

Entertainment Products — 0.6%
International Game Technology	150,000	4,956,000

Leisure & Tourism — 3.5%
Carnival Corp.	240,000	12,134,400
Royal Caribbean Cruises, Ltd.	230,000	10,718,000
Southwest Airlines Co.	390,000	6,150,300
Starbucks Corp.†	47,700	2,522,376

		77,129,126

INFORMATION TECHNOLOGY — 18.0%
Communication Equipment — 3.4%
Juniper Networks, Inc.†	420,000	11,176,200
QUALCOMM, Inc.	460,000	19,232,600

Computers & Business Equipment — 4.5%
Apple Computer, Inc.†	125,000	6,566,250
Dell, Inc.†	600,000	21,036,000
EMC Corp.†	720,000	9,266,400
Network Appliance, Inc.†	150,000	3,670,500

Computer Software — 2.5%
Electronic Arts, Inc.†	165,000	7,411,800
Mcafee, Inc.†	100,000	2,420,000
Mercury Interactive Corp.†	55,000	2,388,650
Oracle Corp.†	840,000	10,634,400

Electronics — 3.1%
Flextronics International, Ltd.†	325,000	3,916,250
Intel Corp.	550,000	12,243,000
Lam Research Corp.†	130,400	3,394,312
Marvell Technology Group, Ltd.†	280,000	7,999,600

Internet Content — 2.1%
eBay, Inc.†	100,000	9,761,000
Yahoo!, Inc.†	260,000	9,409,400

Internet Software — 1.4%
Symantec Corp.†	230,000	13,096,200

Telecommunications — 1.0%
Corning, Inc.†	500,000	5,725,000
Nextel Communications, Inc., Class A†	120,000	3,178,800

		162,526,362

MATERIALS — 1.6%
Chemicals — 1.6%
Air Products and Chemicals, Inc.	150,000	7,977,000
FMC Technologies, Inc.†	220,000	6,650,600

		14,627,600

UTILITIES — 1.6%
Telephone — 1.6%
CenturyTel, Inc.	150,000	4,813,500
Cincinnati Bell, Inc.†	600,000	2,046,000
Sprint Corp. (FON Group)	375,000	7,856,250

		14,715,750

TOTAL INVESTMENT SECURITIES (cost $677,190,172)		819,921,483

Short-Term Securities — 7.1%
Time Deposit — 7.1%
Euro Time Deposit with State Street Bank & Trust Co. 1.25% due 11/01/04
(cost $63,572,000)		$63,572,000	63,572,000

TOTAL INVESTMENTS —
(cost $740,762,172)@	98.0%		883,493,483
Other assets less liabilities—	2.0		18,040,437

NET ASSETS—	100.0%		$901,533,920

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FEDERATED AMERICAN LEADERS PORTFOLIO

Federated Equity Management Company of Pennsylvania	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 96.8%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 5.7%
Apparel & Textiles — 1.0%
Gap, Inc.	127,300	$2,543,454

Automotive — 0.7%
Ford Motor Co.	136,689	1,781,058

Housing — 1.2%
Masco Corp.	90,000	3,083,400

Retail — 2.8%
Federated Department Stores, Inc.	34,900	1,760,705
Home Depot, Inc.	106,800	4,387,344
Rite Aid Corp.†	195,400	726,888

		14,282,849

CONSUMER STAPLES — 3.0%
Food, Beverage & Tobacco — 3.0%
Altria Group, Inc.	110,300	5,345,138
Tyson Foods, Inc., Class A	141,300	2,048,850

		7,393,988

ENERGY — 16.0%
Energy Services — 16.0%
American Electric Power Co., Inc.	95,200	3,134,936
BP, PLC ADR	103,300	6,017,225
ChevronTexaco Corp.	145,100	7,699,006
ConocoPhillips	24,800	2,090,888
Edison International	116,200	3,544,100
Exxon Mobil Corp.	121,100	5,960,542
FirstEnergy Corp.	45,800	1,892,914
FPL Group, Inc.	33,700	2,321,930
Halliburton Co.	113,600	4,207,744
Marathon Oil Corp.	79,400	3,025,934

		39,895,219

FINANCE — 31.4%
Banks — 8.4%
Bank of America Corp.	240,400	10,767,516
U.S. Bancorp	173,600	4,966,696
Wachovia Corp.	54,000	2,657,340
Wells Fargo & Co.	41,900	2,502,268

Financial Services — 16.1%
Capital One Financial Corp.	44,500	3,282,320
Citigroup, Inc.	204,500	9,073,665
Fannie Mae	65,000	4,559,750
Freddie Mac	37,100	2,470,860
Goldman Sachs Group, Inc.	33,200	3,266,216
J.P. Morgan Chase & Co.	242,000	9,341,200
MBNA Corp.	118,700	3,042,281
Morgan Stanley	101,500	5,185,635

Insurance — 6.9%
ACE, Ltd.	92,800	3,531,968

Allstate Corp.	123,600	5,943,924
Aon Corp.	101,400	2,069,574
Hartford Financial Services Group, Inc.	54,500	3,187,160
Nationwide Financial Services, Inc., Class A	74,200	2,567,320

		78,415,693

HEALTHCARE — 3.8%
Drugs — 0.9%
Pfizer, Inc.	78,500	2,272,575

Health Services — 2.4%
McKesson Corp.	83,500	2,226,110
Tenet Healthcare Corp.†	180,500	1,934,960
UnitedHealth Group, Inc.	23,000	1,665,200

Medical Products — 0.5%
Johnson & Johnson	22,400	1,307,712

		9,406,557

INDUSTRIAL & COMMERCIAL — 11.5%
Aerospace & Military Technology — 1.0%
Northrop Grumman Corp.	50,034	2,589,260

Business Services — 5.5%
Cendant Corp.	305,970	6,299,922
H&R Block, Inc.	52,900	2,515,395
Interpublic Group of Cos., Inc.†	185,000	2,268,100
Johnson Controls, Inc.	44,100	2,529,135

Machinery — 5.0%
Eaton Corp.	43,600	2,788,220
Textron, Inc.	28,300	1,928,645
Tyco International, Ltd.	252,600	7,868,490

		28,787,167

INFORMATION & ENTERTAINMENT — 2.9%
Broadcasting & Media — 2.9%
Viacom Inc., Class B	93,933	3,427,615
Walt Disney Co.	149,300	3,765,346

		7,192,961

INFORMATION TECHNOLOGY — 15.4%
Communication Equipment — 1.4%
Motorola, Inc.	202,000	3,486,520

Computers & Business Equipment — 4.5%
Seagate Technology, Inc.†(1)	50,100	0
Hewlett-Packard Co.	101,298	1,890,221
International Business Machines Corp.	28,400	2,548,900
Pitney Bowes, Inc.	82,400	3,605,000
Storage Technology Corp.†	121,600	3,285,632

Computer Services — 1.8%
Computer Sciences Corp.†	38,900	1,932,163
Sungard Data Systems, Inc.†	93,500	2,476,815

Computer Software — 2.2%
BMC Software, Inc.†	145,700	2,756,644
Microsoft Corp.	96,600	2,703,834

Electronics — 1.9%
Applied Materials, Inc.†	135,900	2,187,990

Koninklijke Philips Electronics NV	109,400	2,605,908

Telecommunications — 3.6%
SBC Communications, Inc.	166,700	4,210,842
Verizon Communications, Inc.	124,456	4,866,229

		38,556,698

MATERIALS — 5.4%
Chemicals — 3.0%
Air Products and Chemicals, Inc.	67,600	3,594,968
PPG Industries, Inc.	60,500	3,856,875

Forest Products — 1.2%
Georgia-Pacific Corp.	35,300	1,221,027
International Paper Co.	46,400	1,786,864

Metals & Minerals — 1.2%
Alcoa, Inc.	94,300	3,064,750

		13,524,484

UTILITIES — 1.7%
Electric Utilities — 0.7%
NiSource, Inc.	84,500	1,812,525

Telephone — 1.0%
Sprint Corp. (FON Group)	113,500	2,377,825

		4,190,350

TOTAL COMMON STOCK (cost $218,864,765)		241,645,966

Preferred Stock — 1.8%
INFORMATION & ENTERTAINMENT — 1.8%
Broadcasting & Media — 1.8%
News Corp., Ltd. ADR
(cost $3,864,283)	145,400	4,571,376

TOTAL INVESTMENT SECURITIES (cost $222,729,048)		246,217,342

Short-Term Securities — 1.6%
TIME DEPOSIT — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 11/01/04
(cost $3,876,000)		$3,876,000	3,876,000

TOTAL INVESTMENTS —
(cost $226,605,048)@	100.2%		250,093,342
Liabilities in excess of other assets—	(0.2)		(475,269)

NET ASSETS—	100.0%		$249,618,073

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
(1) Fair valued security; see Note 1

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO

Davis Selected Advisers, L.P. (dba — Davis Advisors)	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 99.6%	Shares/ Principal	Value
	Amount	(Note 1)
CONSUMER DISCRETIONARY — 5.6%
Automotive — 0.9%
AutoZone, Inc.†	258,600	$21,156,066

Housing — 1.0%
Hunter Douglas Nv †	6,800	322,843
Vulcan Materials Co.	441,800	21,992,804

Retail — 3.7%
Costco Wholesale Corp.	1,720,600	82,485,564

		125,957,277

CONSUMER STAPLES — 8.9%
Food, Beverage & Tobacco — 8.9%
Altria Group, Inc.	2,385,025	115,578,311
Diageo, PLC ADR	708,700	38,113,886
Heineken Holding NV, Class A	756,990	21,321,534
Hershey Foods Corp.	482,800	24,473,132

		199,486,863

ENERGY — 9.1%
Energy Services — 3.6%
ConocoPhillips	774,904	65,332,156
Transocean, Inc.†	429,500	15,139,875

Energy Sources — 5.5%
Devon Energy Corp.	689,826	51,026,429
EOG Resources, Inc.	558,600	37,180,416
Occidental Petroleum Corp.	649,400	36,256,002

		204,934,878

FINANCE — 48.3%
Banks — 14.4%
Fifth Third Bancorp	616,300	30,315,797
Golden West Financial Corp.	697,200	81,516,624
HSBC Holdings, PLC	5,677,439	91,764,452
Lloyds TSB Group, PLC ADR	679,800	21,706,014
State Street Corp.	199,900	9,005,495
Wells Fargo & Co.	1,510,725	90,220,497

Financial Services — 18.4%
American Express Co.	3,313,850	175,866,019
Citigroup, Inc.	1,815,552	80,556,042
J.P. Morgan Chase & Co.	1,901,576	73,400,834
Moody’s Corp.	422,400	32,866,944
Morgan Stanley	384,150	19,626,224
Providian Financial Corp.†	813,000	12,642,150
Takefuji Corp.	321,360	20,345,967

Insurance — 15.5%
American International Group, Inc.#	137,437	8,343,801
Aon Corp.	879,900	17,958,759
Berkshire Hathaway, Inc., Class A†	1,052	88,631,000
Berkshire Hathaway, Inc., Class B†	1,461	4,096,644
Chubb Corp.	153,300	11,057,529
Everest Reinsurance Group, Ltd.	58,800	4,666,956

Loews Corp.	733,400	43,930,660
Markel Corp.†	8,400	2,671,200
Marsh & McLennan Cos., Inc.	784,900	21,710,334
Principal Financial Group, Inc.	267,300	10,093,248
Progressive Corp.	941,600	88,086,680
Sun Life Financial, Inc.	150,400	4,591,712
Transatlantic Holdings, Inc.#	769,025	44,795,706

		1,090,467,288

HEALTHCARE — 4.3%
Drugs — 3.5%
Cardinal Health, Inc.	483,500	22,603,625
Eli Lilly and Co.	445,900	24,484,369
Novartis AG	265,000	12,674,010
Pfizer, Inc.	651,300	18,855,135

Health Services — 0.8%
HCA, Inc.	505,900	18,581,707

		97,198,846

INDUSTRIAL & COMMERCIAL — 9.4%
Business Services — 3.7%
Dun & Bradstreet Corp.†	473,500	26,781,160
H&R Block, Inc.	567,200	26,970,360
Iron Mountain, Inc.†	335,600	11,091,580
Rentokil Initial, PLC	3,632,750	10,347,927
WPP Group, PLC ADR	187,500	9,423,750

Machinery — 4.8%
Tyco International, Ltd.	3,445,992	107,342,651

Transportation — 0.9%
United Parcel Service, Inc., Class B	264,000	20,903,520

		212,860,948

INFORMATION & ENTERTAINMENT — 4.1%
Broadcasting & Media — 4.1%
Comcast Corp., Special Class A†	1,585,200	46,034,208
Gannett Co., Inc.	153,900	12,766,005
Lagardere SCA†	508,000	32,829,430

		91,629,643

INFORMATION TECHNOLOGY — 4.6%
Communication Equipment — 0.3%
Nokia Corp. ADR	490,200	7,558,884

Computers & Business Equipment — 2.0%
Lexmark International, Inc., Class A†	538,600	44,763,046

Computer Software — 1.2%
Microsoft Corp.	935,800	26,193,042

Electronics — 0.1%
Agere Systems, Inc., Class A†	1,529,500	1,850,695

Internet Content — 0.5%
InterActiveCorp†	513,400	11,099,708

Telecommunications — 0.5%
SK Telecom Co., Ltd. ADR	570,000	11,246,100

		102,711,475

MATERIALS — 3.6%
Forest Products — 2.8%
Sealed Air Corp.†	1,264,300	62,633,422

Metals & Minerals — 0.8%
Martin Marietta Materials, Inc.	417,500	19,008,775

		81,642,197

REAL ESTATE — 1.7%
Real Estate Investment Trusts — 1.7%
CenterPoint Properties Corp.	82,000	3,796,600
General Growth Properties, Inc.	1,063,622	35,088,890

		38,885,490

TOTAL COMMON STOCK (cost $1,705,396,363)		2,245,774,905

Rights — 0.0% †
REAL ESTATE — 0.0%
Real Estate Investment Trusts — 0.0%
General Growth Properties, Inc. (cost $0)	106,362	80,835

TOTAL INVESTMENT SECURITIES (cost $1,705,396,363)		2,245,855,740

Short-Term Securities — 0.4%
Corporate Short-Term Notes — 0.4%
Total Fina Elf Capital 1.85% due 11/01/04 (cost $10,176,000)		$10,176,000	10,176,000

TOTAL INVESTMENTS —
(cost $1,715,572,363)@	100.0%		2,256,031,740
Liabilities in excess of other assets—	0.0		(70,882)

NET ASSETS—	100.0%		$2,255,960,858

† Non-income producing security

# Security represents an investment in an affiliated company.
@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 98.6%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 6.4%
Automotive — 2.3%
General Motors Corp.	76,782	$2,959,946

Housing — 4.1%
Sherwin-Williams Co.	120,195	5,134,731

		8,094,677

CONSUMER STAPLES — 30.1%
Food, Beverage & Tobacco — 23.5%
Albertson’s, Inc.	183,079	4,176,032
Altria Group, Inc.	76,101	3,687,854
Anheuser-Busch Cos., Inc.	78,574	3,924,771
Brown-Forman Corp., Class B	88,082	3,954,882
ConAgra Foods, Inc.	156,825	4,140,180
McCormick & Co., Inc.	138,774	4,916,763
Wm. Wrigley Jr. Co.	73,949	4,836,265

Household Products — 6.6%
Clorox Co.	84,569	4,617,467
Colgate-Palmolive Co.	82,383	3,675,930

		37,930,144

ENERGY — 4.0%
Energy Services — 4.0%
Exxon Mobil Corp.	101,076	4,974,961

FINANCE — 6.4%
Financial Services — 6.4%
Citigroup, Inc.	84,902	3,767,102
J.P. Morgan Chase & Co.	112,346	4,336,555

		8,103,657

HEALTHCARE — 14.7%
Drugs — 10.6%
Abbott Laboratories	88,292	3,763,888
Bristol-Myers Squibb Co.	144,684	3,389,946
Merck & Co., Inc.	90,369	2,829,453
Pfizer, Inc.	117,248	3,394,330

Medical Products — 4.1%
Becton Dickinson & Co.	99,200	5,208,000

		18,585,617

INDUSTRIAL & COMMERCIAL — 14.4%
Business Services — 10.8%
Automatic Data Processing, Inc.	104,921	4,552,522
Genuine Parts Co.	124,454	4,964,470
Johnson Controls, Inc.	71,351	4,091,980

Multi-Industry — 3.6%
General Electric Co.	133,852	4,567,030

		18,176,002

INFORMATION TECHNOLOGY — 12.8%
Computers & Business Equipment — 3.6%
Avery Denison Corp.	74,004	4,502,403

Electronics — 3.2%
Emerson Electric Co.	63,440	4,063,332

Telecommunications — 6.0%
AT&T Corp.	205,294	3,512,580
SBC Communications, Inc.	157,787	3,985,700

		16,064,015

MATERIALS — 9.8%
Chemicals — 6.3%
du Pont (E.I.) de Nemours and Co.	89,856	3,852,127
Rohm and Haas Co.	96,701	4,099,155

Forest Products — 3.5%
Bemis Co., Inc.	167,255	4,427,240

		12,378,522

TOTAL INVESTMENT SECURITIES (cost $118,130,814)		124,307,595

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $533,000)		$533,000	533,000

TOTAL INVESTMENTS — (cost $118,663,814)@	99.0%		124,840,595
Other assets less liabilities—	1.0		1,251,862

NET ASSETS—	100.0%		$126,092,457

@ See Note 4 for cost of investments on a tax basis.

(1) See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO

Alliance Capital Management L.P.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 100.0%	Shares/ Principal	Value
	Amount	(Note 1)
CONSUMER DISCRETIONARY — 8.8%
Retail — 8.8%
Amazon.com, Inc.†	327,500	$11,177,575
Lowe’s Cos., Inc.	713,500	40,155,780
Target Corp.	339,700	16,991,794
Wal-Mart Stores, Inc.	298,600	16,100,512
Whole Foods Market, Inc.	74,000	6,025,820

		90,451,481

CONSUMER STAPLES — 4.4%
Food, Beverage & Tobacco — 1.0%
Starbucks Corp.†	202,100	10,687,048

Household Products — 3.4%
Avon Products, Inc.	452,900	17,912,195
Procter & Gamble Co.	349,000	17,861,820

		46,461,063

ENERGY — 0.5%
Energy Services — 0.5%
Halliburton Co.	90,600	3,355,824
Nabors Industries, Ltd.†	44,900	2,205,488

		5,561,312

FINANCE — 15.2%
Financial Services — 13.3%
Citigroup, Inc.	876,409	38,886,267
Franklin Resources, Inc.	403,900	24,484,418
Goldman Sachs Group, Inc.	67,900	6,680,002
J.P. Morgan Chase & Co.	977,700	37,739,220
MBNA Corp.	943,500	24,181,905
Merrill Lynch & Co., Inc.	94,400	5,091,936

Insurance — 1.9%
AFLAC, Inc.	235,300	8,442,564
Progressive Corp.	114,470	10,708,669

		156,214,981

HEALTHCARE — 16.8%
Drugs — 7.2%
Amgen, Inc.†	590,500	33,540,400
Forest Laboratories, Inc.†	205,600	9,169,760
Pfizer, Inc.	778,716	22,543,828
Teva Pharmaceutical Industries, Ltd. ADR	329,400	8,564,400

Health Services — 2.0%
UnitedHealth Group, Inc.	286,600	20,749,840

Medical Products — 7.6%
Alcon, Inc.	221,400	15,763,680
Boston Scientific Corp.†	730,200	25,776,060
St. Jude Medical, Inc.†	294,800	22,572,836
Zimmer Holdings, Inc.†	183,100	14,206,729

		172,887,533

INDUSTRIAL & COMMERCIAL — 3.6%
Multi-Industry — 3.6%
General Electric Co.	1,084,800	37,013,376

INFORMATION & ENTERTAINMENT — 3.4%
Broadcasting & Media — 3.3%
E.W. Scripps Co., Class A	274,700	13,108,684
Time Warner, Inc.†	1,247,500	20,758,400

Entertainment Products — 0.1%
DreamWorks Animation SKG, Inc.†	18,200	710,710

		34,577,794

INFORMATION TECHNOLOGY — 47.3%
Communication Equipment — 5.6%
Juniper Networks, Inc.†	1,095,300	29,145,933
QUALCOMM, Inc.	694,100	29,020,321

Computers & Business Equipment — 6.8%
Apple Computer, Inc.†	274,400	14,414,232
Dell, Inc.†	1,215,900	42,629,454
Network Appliance, Inc.†	269,800	6,602,006
Research In Motion, Ltd.†	68,200	6,015,240

Computer Software — 8.3%
Electronic Arts, Inc.†	615,700	27,657,244
Microsoft Corp.	1,302,500	36,456,975
SAP AG ADR	491,300	20,953,945

Electronics — 11.2%
Altera Corp.†	110,200	2,504,846
Applied Materials, Inc.†	1,269,300	20,435,730
Broadcom Corp., Class A†	733,500	19,841,175
Intel Corp.	900,400	20,042,904
Lam Research Corp.†	72,900	1,897,587
Marvell Technology Group, Ltd.†	967,600	27,644,332
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,019,536	22,857,887

Internet Content — 8.6%
eBay, Inc.†	440,300	42,977,683
Yahoo!, Inc.†	1,254,940	45,416,279

Internet Software — 1.8%
Symantec Corp.†	333,300	18,978,102

Telecommunications — 5.0%
Cisco Systems, Inc.†	1,163,163	22,344,361
Corning, Inc.†	2,541,200	29,096,740

		486,932,976

TOTAL INVESTMENT SECURITIES (cost $942,941,788)		1,030,100,516

Short-Term Securities 0.2%
Time Deposit — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 11/01/04 (cost $1,860,000)	$1,860,000	1,860,000

TOTAL INVESTMENTS — (cost $944,801,788) @	100.2%	1,031,960,516
Liabilities in excess of other assets—	(0.2)	(2,554,130)

NET ASSETS—	100.0%	$1,029,406,386

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GOLDMAN SACHS RESEARCH PORTFOLIO

Goldman Sachs Asset Management	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 99.0%	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — 6.1%
Retail — 6.1%
Family Dollar Stores, Inc.	12,120	$358,146
Home Depot, Inc.	12,200	501,176
Lowe’s Cos., Inc.	6,640	373,699
Wal-Mart Stores, Inc.	9,470	510,623

		1,743,644

CONSUMER STAPLES — 8.5%
Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.	8,650	419,179
General Mills, Inc.	6,000	265,500
PepsiCo, Inc.	16,240	805,179
Wm. Wrigley Jr. Co.	9,550	624,570

Household Products — 1.1%
Avon Products, Inc.	5,700	225,435
Colgate-Palmolive Co.	2,030	90,579

		2,430,442

ENERGY — 9.8%
Energy Services — 5.9%
ChevronTexaco Corp.	18,475	980,283
PPL Corp.	13,425	698,100

Energy Sources — 3.9%
Burlington Resources, Inc.	27,000	1,120,500

		2,798,883

FINANCE — 24.1%
Banks — 6.2%
Bank of America Corp.	22,425	1,004,416
Key Corp.	22,875	768,371

Financial Services — 13.6%
Charles Schwab Corp.	41,110	376,156
Citigroup, Inc.	20,821	923,828
Countrywide Credit Industries, Inc.	18,400	587,512
Fannie Mae	10,920	766,038
J.P. Morgan Chase & Co.	17,562	677,893
MBNA Corp.	21,730	556,940

Insurance — 4.3%
RenaissanceRe Holdings, Ltd.	12,725	595,785
XL Capital, Ltd., Class A	8,700	630,750

		6,887,689

HEALTHCARE — 8.8%
Drugs — 3.9%
Pfizer, Inc.	15,975	462,476
Wyeth	16,690	661,759

Health Services — 1.8%

Caremark Rx, Inc.†	16,910	506,792
Medical Products — 3.1%
Baxter International, Inc.	16,350	502,926
Guidant Corp.	5,490	365,744

		2,499,697

INDUSTRIAL & COMMERCIAL — 11.8%
Aerospace & Military Technology — 1.7%
General Dynamics Corp.	4,725	482,517

Business Services — 4.2%
Cendant Corp.	26,680	549,341
First Data Corp.	15,760	650,573

Machinery — 5.9%
Eaton Corp.	9,775	625,111
Tyco International, Ltd.	34,125	1,062,994

		3,370,536

INFORMATION & ENTERTAINMENT — 14.2%
Broadcasting & Media — 12.2%
Clear Channel Communications, Inc.	8,220	274,548
Fox Entertainment Group, Inc., Class A†	10,550	312,913
Lamar Advertising Co., Class A†	3,675	152,218
McGraw-Hill Cos., Inc.	8,130	701,212
Time Warner, Inc.†	28,090	467,418
Univision Communications, Inc., Class A†	18,830	582,977
Viacom, Inc., Class B	19,681	718,160
Westwood One, Inc.†	12,370	285,500

Leisure & Tourism — 2.0%
Harrah’s Entertainment, Inc.	9,520	557,110

		4,052,056

INFORMATION TECHNOLOGY — 14.0%
Communication Equipment — 2.8%
QUALCOMM, Inc.	19,120	799,407

Computers & Business Equipment — 3.9%
CDW Corp.	6,875	426,456
Dell, Inc.†	19,400	680,164

Computer Software — 6.0%
Activision, Inc.†	36,357	526,449
Electronic Arts, Inc.†	5,640	253,349
Microsoft Corp.	33,380	934,306

Telecommunications — 1.3%
Nortel Networks Corp.†	106,650	361,544

		3,981,675

MATERIALS — 1.7%
Chemicals — 1.7%
Monsanto Co.	11,400	487,350

TOTAL INVESTMENT SECURITIES (cost $25,027,868)		28,251,972

TOTAL INVESTMENTS —
(cost $25,027,868)@	99.0%	28,251,972
Other assets less liabilities—	1.0	273,971

NET ASSETS—	100.0%	$28,525,943

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO

Massachusetts Financial Services Company	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 96.5%	Shares/ Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 6.4%
Apparel & Textiles — 0.9%
Gap, Inc.	116,700	$2,331,666

Automotive — 0.8%
Harley-Davidson, Inc.	38,680	2,226,807

Housing — 0.9%
Masco Corp.	69,100	2,367,366

Retail — 3.8%
CVS Corp.	67,820	2,947,457
Target Corp.	86,280	4,315,726
TJX Cos., Inc.	121,100	2,903,978

		17,093,000

CONSUMER STAPLES — 8.2%
Food, Beverage & Tobacco — 3.2%
Anheuser-Busch Cos., Inc.	39,200	1,958,040
General Mills, Inc.	61,060	2,701,905
PepsiCo, Inc.	79,612	3,947,163

Household Products — 5.0%
Colgate-Palmolive Co.	91,370	4,076,929
Kimberly-Clark Corp.	24,740	1,476,236
Procter & Gamble Co.	81,560	4,174,241
Reckitt & Benckiser, PLC	132,260	3,631,326

		21,965,840

ENERGY — 9.8%
Energy Services — 7.8%
BP, PLC ADR	131,510	7,660,458
Dominion Resources, Inc.	39,360	2,531,635
EnCana Corp.	29,850	1,474,590
Entergy Corp.	10,560	690,202
Exelon Corp.	51,660	2,046,769
Halliburton Co.	89,430	3,312,487
Noble Corp.†	70,740	3,231,403

Energy Sources — 2.0%
EOG Resources, Inc.	11,100	738,816
Total SA Sponsored ADR	43,820	4,569,550

		26,255,910

FINANCE — 15.1%
Banks — 3.7%
Bank of America Corp.	116,100	5,200,119
Wells Fargo & Co.	78,390	4,681,451

Financial Services — 9.5%
American Express Co.	80,800	4,288,056
Citigroup, Inc.	86,103	3,820,390
Freddie Mac	50,900	3,389,940
Goldman Sachs Group, Inc.	40,880	4,021,775
J.P. Morgan Chase & Co.	150,200	5,797,720

Legg Mason, Inc.	37,800	2,408,238
Merrill Lynch & Co., Inc.	31,110	1,678,073

Insurance — 1.9%
Hartford Financial Services Group, Inc.	86,530	5,060,274

		40,346,036

HEALTHCARE — 14.8%
Drugs — 5.1%
Abbott Laboratories	70,900	3,022,467
Allergan, Inc.	22,020	1,575,751
Amgen, Inc.†	36,800	2,090,240
Eli Lilly and Co.	40,470	2,222,208
Roche Holding AG	26,590	2,726,038
Wyeth	49,880	1,977,742

Health Services — 0.8%
HCA, Inc.	55,540	2,039,984

Medical Products — 8.9%
Baxter International, Inc.	88,660	2,727,182
Boston Scientific Corp.†	30,200	1,066,060
Genzyme Corp.†	58,040	3,045,359
Guidant Corp.	44,900	2,991,238
Johnson & Johnson	181,730	10,609,397
Medtronic, Inc.	53,300	2,724,163
Synthes, Inc.†	6,400	684,010

		39,501,839

INDUSTRIAL & COMMERCIAL — 14.7%
Aerospace & Military Technology — 4.8%
Lockheed Martin Corp.	92,300	5,084,807
United Technologies Corp.	83,320	7,733,762

Business Services — 1.2%
Accenture, Ltd., Class A†	103,500	2,505,735
Aramark Corp., Class B	940	21,197
Fiserv, Inc.†	19,320	686,633

Machinery — 4.6%
Caterpillar, Inc.	47,230	3,803,904
Eaton Corp.	33,540	2,144,883
Illinois Tool Works, Inc.	12,610	1,163,651
Tyco International, Ltd.	167,160	5,207,034

Multi-Industry — 2.0%
General Electric Co.	155,690	5,312,143

Transportation — 2.1%
FedEx Corp.	23,050	2,100,316
United Parcel Service, Inc., Class B	46,280	3,664,450

		39,428,515

INFORMATION & ENTERTAINMENT — 5.5%
Broadcasting & Media — 4.2%
Comcast Corp., Class A†	87,517	2,581,752
Fox Entertainment Group, Inc., Class A†	102,890	3,051,717
Viacom Inc., Class B	76,600	2,795,134
Walt Disney Co.	115,200	2,905,344

Entertainment Products — 0.2%
Nintendo Co., Ltd.	5,700	644,196

Leisure & Tourism — 1.1%
Carnival Corp.	56,500	2,856,640

		14,834,783

INFORMATION TECHNOLOGY — 16.1%
Computers & Business Equipment — 5.4%
Apple Computer, Inc.†	55,200	2,899,656
Dell, Inc.†	115,440	4,047,326
EMC Corp.†	165,500	2,129,985
Lexmark International, Inc., Class A†	38,300	3,183,113
VERITAS Software Corp.†	98,570	2,156,712

Computer Software — 2.6%
Electronic Arts, Inc.†	26,400	1,185,888
Mercury Interactive Corp.†	17,700	768,711
Oracle Corp.†	363,100	4,596,846
Red Hat, Inc.†	45,200	580,368

Electronics — 1.3%
Analog Devices, Inc.	84,510	3,402,372

Internet Content — 1.8%
eBay, Inc.†	25,500	2,489,055
Yahoo!, Inc.†	63,300	2,290,827

Telecommunications — 5.0%
Amdocs, Ltd.†	66,000	1,659,900
Cisco Systems, Inc.†	305,330	5,865,389
Telefonaktiebolaget LM Ericsson ADR†	81,000	2,341,710
Vodafone Group, PLC Sponsored ADR	141,165	3,640,646

		43,238,504

MATERIALS — 4.8%
Chemicals — 4.8%
Dow Chemical Co.	86,130	3,870,682
du Pont (E.I.) de Nemours and Co.	58,940	2,526,758
Monsanto Co.	51,890	2,218,298
PPG Industries, Inc.	24,740	1,577,175
Praxair, Inc.	63,280	2,670,416

		12,863,329

UTILITIES — 1.1%
Telephone — 1.1%
Sprint Corp. (FON Group)	138,375	2,898,956

TOTAL INVESTMENT SECURITIES (cost $236,637,531)		258,426,712

Short-Term Securities — 3.6%
U.S. GOVERNMENT AGENCIES — 3.6%
Federal Home Loan Bank Consolidated Disc. Notes 1.69% due 11/01/04
(cost $9,636,000)		$9,636,000	9,636,000

TOTAL INVESTMENTS —
(cost $246,273,531) @	100.1%		268,062,712

Other assets less liabilities —	(0.1)	(146,530)

NET ASSETS—	100.0%	$267,916,182

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
PUTNAM GROWTH: VOYAGER PORTFOLIO

Putnam Investment Management, LLC	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 99.1%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 15.7%
Apparel & Textiles — 1.6%
Abercrombie & Fitch Co., Class A	10,500	$411,390
Chico’s FAS, Inc.†	10,200	408,306
Claire’s Stores, Inc.	3,300	85,866
Coach, Inc.†	10,200	475,626
Liz Claiborne, Inc.	23,650	966,812
Nike, Inc., Class B	10,000	813,100
Timberland Co., Class A†	14,200	871,880

Housing — 1.3%
Black & Decker Corp.	1,900	152,532
Masco Corp.	55,200	1,891,152
Vulcan Materials Co.	1,800	89,604
Whirlpool Corp.	19,800	1,163,250

Retail — 12.8%
Best Buy Co., Inc.	37,500	2,220,750
Borders Group, Inc.	8,200	186,878
Circuit City Stores, Inc.	11,060	179,725
Costco Wholesale Corp.	60,900	2,919,546
Home Depot, Inc.	143,000	5,874,440
Kohl’s Corp.†	35,400	1,796,904
Lowe’s Cos., Inc.	62,500	3,517,500
Michaels Stores, Inc.	48,000	1,396,800
Nordstrom, Inc.	23,100	997,458
PetSmart, Inc.	4,300	137,514
RadioShack Corp.	5,200	155,636
Rent-A-Center, Inc.†	2,190	52,538
Staples, Inc.	95,900	2,852,066
Target Corp.	27,424	1,371,749
TJX Cos., Inc.	21,690	520,126
Wal-Mart Stores, Inc.	135,600	7,311,552
Whole Foods Market, Inc.	4,500	366,435
Williams-Sonoma, Inc.†	4,100	156,497

		39,343,632

CONSUMER STAPLES — 8.1%
Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.	38,700	1,875,402
Coca-Cola Co.	15,090	613,560
Coca-Cola Enterprises, Inc.	12,010	251,129
Pepsi Bottling Group, Inc.	60,300	1,690,812
PepsiCo, Inc.	88,100	4,367,998
Sysco Corp.	20,400	658,308

Household Products — 4.3%
Avon Products, Inc.	67,940	2,687,027
Gillette Co.	49,000	2,032,520
Procter & Gamble Co.	120,240	6,153,883

		20,330,639

EDUCATION — 0.0%
Education — 0.0%
Apollo Group, Inc.†	1,449	95,634

ENERGY — 3.8%
Energy Services — 2.3%
Amerada Hess Corp.	51,000	4,116,210
Edison International	56,300	1,717,150

Energy Sources — 1.5%
Anadarko Petroleum Corp.	20,000	1,349,000
Apache Corp.	12,600	638,820
Valero Energy Corp.	41,000	1,761,770

		9,582,950

FINANCE — 9.0%
Banks — 1.7%
Commerce Bancorp, Inc.	6,400	379,136
U.S. Bancorp	56,400	1,613,604
Wells Fargo & Co.	37,310	2,228,153

Financial Services — 5.3%
American Express Co.	11,300	599,691
Capital One Financial Corp.	40,700	3,002,032
Citigroup, Inc.	31,900	1,415,403
Doral Financial Corp.	31,370	1,316,913
Fannie Mae	47,800	3,353,170
Fidelity National Financial, Inc.	18,700	705,738
Lehman Brothers Holdings, Inc.	4,700	386,105
MBNA Corp.	53,140	1,361,978
NVR, Inc.†	600	376,200
SLM Corp.	19,630	888,454

Insurance — 2.0%
Ambac Financial Group, Inc.	2,300	179,538
American International Group, Inc.#	64,200	3,897,582
Progressive Corp.	8,700	813,885

		22,517,582

HEALTHCARE — 22.6%
Drugs — 9.4%
Abbott Laboratories	74,300	3,167,409
Amgen, Inc.†	58,100	3,300,080
Eon Labs, Inc.†	4,313	106,143
Express Scripts, Inc., Class A†	15,900	1,017,600
Gilead Sciences, Inc.†	35,900	1,243,217
Pfizer, Inc.	452,600	13,102,770
Wyeth	39,900	1,582,035

Health Services — 3.9%
Anthem, Inc.†	2,500	201,000
Caremark Rx, Inc.†	28,500	854,145
Community Health Systems, Inc.†	5,500	147,510
Coventry Health Care, Inc.†	34,800	1,423,320
Health Management Assoc., Inc., Class A	7,900	163,214
Manor Care, Inc.	9,400	307,756
Medco Health Solutions, Inc.†	7,900	267,889
Pacificare Health Systems, Inc.†	10,100	359,762
Sierra Health Services, Inc.†	9,000	429,480
UnitedHealth Group, Inc.	55,700	4,032,680
Universal Health Services, Inc., Class B	10,400	432,224
WellChoice, Inc.†	9,500	396,720
Wellpoint Health Networks, Inc.†	7,400	722,684

Medical Products — 9.3%
Becton Dickinson & Co.	17,200	903,000
Biogen Idec, Inc.†	15,500	901,480
Fisher Scientific International, Inc.†	14,500	831,720
Genentech, Inc.†	11,200	509,936
Genzyme Corp.†	17,500	918,225
Henry Schein, Inc.†	15,500	980,065
Johnson & Johnson	172,700	10,082,226
Medtronic, Inc.	57,300	2,928,603
Patterson Cos., Inc.†	7,600	285,000
Respironics, Inc.†	4,900	250,341
St. Jude Medical, Inc.†	30,000	2,297,100
Varian Medical Systems, Inc.†	25,100	1,007,765
Zimmer Holdings, Inc.†	17,300	1,342,307

		56,495,406

INDUSTRIAL & COMMERCIAL — 8.4%
Aerospace & Military Technology — 3.3%
Boeing Co.	85,320	4,257,468
General Dynamics Corp.	4,530	462,603
L-3 Communications Holdings, Inc.	9,100	599,963
United Technologies Corp.	30,200	2,803,164

Business Services — 0.8%
Fiserv, Inc.†	20,200	717,908
Johnson Controls, Inc.	9,480	543,678
Maxim Integrated Products, Inc.	15,600	686,244

Machinery — 0.6%
Danaher Corp.	8,800	485,144
Illinois Tool Works, Inc.	8,900	821,292
ITT Industries, Inc.	3,070	249,100

Multi-Industry — 2.8%
3M Co.	44,300	3,436,351
General Electric Co.	103,700	3,538,244

Transportation — 0.9%
FedEx Corp.	10,400	947,648
JB Hunt Transport Services, Inc.	19,000	776,340
United Parcel Service, Inc., Class B	7,800	617,604

		20,942,751

INFORMATION & ENTERTAINMENT — 2.3%
Leisure & Tourism — 2.3%
Darden Restaurants, Inc.	26,600	651,700
Harrah’s Entertainment, Inc.	20,400	1,193,808
Polaris Industries, Inc.	3,400	201,790
Royal Caribbean Cruises, Ltd.	27,100	1,262,860
Starbucks Corp.†	26,600	1,406,608
Yum! Brands, Inc.	23,590	1,026,165

		5,742,931

INFORMATION TECHNOLOGY — 28.9%
Communication Equipment — 3.7%
Motorola, Inc.	163,800	2,827,188
Nokia Corp. Sponsored ADR	920	14,186
QUALCOMM, Inc.	153,700	6,426,197

Computers & Business Equipment — 4.8%
Dell, Inc.†	148,500	5,206,410
EMC Corp.†	207,200	2,666,664

Harris Corp.	7,400	455,322
Lexmark International, Inc., Class A†	19,200	1,595,712
SanDisk Corp.†	25,900	540,533
Storage Technology Corp.†	18,600	502,572
Xerox Corp.†	75,000	1,107,750

Computer Software — 9.2%
Adobe Systems, Inc.	98,000	5,490,940
Affiliated Computer Services, Inc., Class A†	13,100	714,605
Autodesk, Inc.	28,000	1,477,000
Microsoft Corp.	406,800	11,386,332
Oracle Corp.†	303,100	3,837,246

Electronics — 4.1%
Applied Materials, Inc.†	22,200	357,420
Arrow Electronics, Inc.†	15,500	371,380
Intel Corp.	294,500	6,555,570
Jabil Circuit, Inc.†	9,300	226,083
Micron Technology, Inc.†	84,600	1,030,428
Texas Instruments, Inc.	61,600	1,506,120
Xilinx, Inc.	8,200	250,920

Internet Content — 2.2%
eBay, Inc.†	37,000	3,611,570
Yahoo!, Inc.†	54,920	1,987,555

Internet Software — 1.5%
Symantec Corp.†	66,100	3,763,734

Telecommunications — 3.4%
Cisco Systems, Inc.†	404,400	7,768,524
Verizon Communications, Inc.	18,800	735,080

		72,413,041

MATERIALS — 0.0%
Metals & Minerals — 0.0%
Ball Corp.	2,400	95,640

UTILITIES — 0.3%
Telephone — 0.3%
CenturyTel, Inc.	22,100	709,189

TOTAL COMMON STOCK (cost $223,340,152)		248,269,395

Exchange Traded Funds — 0.6%
FINANCE — 0.6%
Financial Services — 0.6%
SPDR Trust Co., Series 1 (cost $1,531,688)	13,501	1,528,313

TOTAL INVESTMENT SECURITIES (cost $224,871,840)		249,797,708

Repurchase Agreement — 0.5%
Agreement with Bank of America NA, bearing interest at 1.84%, dated 10/29/04, to be repurchased 11/01/04 in the amount of $1,205,185 and collateralized by $1,235,000 of Federal National Mortgage Assoc. Notes, bearing interest at 1.72%, due 11/12/04 and having an approximate value of $1,234,361 (cost $1,205,000)	$1,205,000	1,205,000

TOTAL INVESTMENTS —
(cost $226,076,840)@	100.2%	251,002,708
Liabilities in excess of other assets—	(0.2)	(556,011)

NET ASSETS—	100.0%	$250,446,697

†	Non-income producing security
#	Security represents an investment in an affiliated company.
@	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 94.9%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 11.4%
Apparel & Textiles — 1.6%
Nike, Inc., Class B	10,000	$813,100

Retail — 9.8%
Bed Bath & Beyond, Inc.†	13,000	530,270
Home Depot, Inc.	15,000	616,200
Kohl’s Corp.†	19,000	964,440
Limited, Inc.	37,000	916,860
Target Corp.	12,000	600,240
Wal-Mart Stores, Inc.	16,300	878,896
Williams-Sonoma, Inc.†	12,000	458,040

		5,778,046

CONSUMER STAPLES — 2.9%
Food, Beverage & Tobacco — 0.9%
PepsiCo, Inc.	9,000	446,220

Household Products — 2.0%
Estee Lauder Cos., Inc., Class A	12,000	515,400
Procter & Gamble Co.	10,000	511,800

		1,473,420

ENERGY — 3.4%
Energy Services — 3.4%
Baker Hughes, Inc.	6,000	256,980
BJ Services Co.	5,000	255,000
ChevronTexaco Corp.	10,000	530,600
Exxon Mobil Corp.	9,600	472,512
Transocean, Inc.†	7,000	246,750

		1,761,842

FINANCE — 8.2%
Banks — 1.5%
Bank of America Corp.	16,400	734,556

Financial Services — 6.7%
American Express Co.	21,100	1,119,777
Capital One Financial Corp.	7,000	516,320
Goldman Sachs Group, Inc.	10,500	1,032,990
Morgan Stanley	14,800	756,132

		4,159,775

HEALTHCARE — 17.0%
Drugs — 7.0%
Abbott Laboratories	10,000	426,300
Amgen, Inc.†	15,000	852,000
Forest Laboratories, Inc.†	11,000	490,600
Gilead Sciences, Inc.†	15,000	519,450
Pfizer, Inc.	43,780	1,267,431

Health Services — 0.8%
Pacificare Health Systems, Inc.†	11,000	391,820

Medical Products — 9.2%

Becton Dickinson & Co.	16,000	840,000
Charles River Laboratories International, Inc.†	15,000	701,850
Guidant Corp.	10,000	666,200
Johnson & Johnson	21,000	1,225,980
Medtronic, Inc.	11,000	562,210
St. Jude Medical, Inc.†	6,000	459,420
Stryker Corp.†	5,500	236,995

		8,640,256

INDUSTRIAL & COMMERCIAL — 16.1%
Aerospace & Military Technology — 3.8%
General Dynamics Corp.	9,000	919,080
United Technologies Corp.	11,000	1,021,020

Business Services — 1.2%
Maxim Integrated Products, Inc.	14,000	615,860

Machinery — 3.6%
Dover Corp.	13,000	510,510
ITT Industries, Inc.	5,500	446,270
Tyco International, Ltd.	28,000	872,200

Multi-Industry — 5.3%
General Electric Co.	63,000	2,149,560
Honeywell International, Inc.	16,000	538,880

Transportation — 2.2%
United Parcel Service, Inc., Class B	14,000	1,108,520

		8,181,900

INFORMATION & ENTERTAINMENT — 7.1%
Broadcasting & Media — 4.6%
McGraw-Hill Cos., Inc.	3,700	319,125
Omnicom Group, Inc.	5,000	394,500
Time Warner, Inc.†	60,000	998,400
Viacom Inc., Class B	17,000	620,330

Entertainment Products — 1.3%
International Game Technology†	20,000	660,800

Leisure & Tourism — 1.2%
Carnival Corp.	12,000	606,720

		3,599,875

INFORMATION TECHNOLOGY — 28.0%
Communication Equipment — 4.7%
Motorola, Inc.	30,000	517,800
Nokia Corp. Sponsored ADR	30,000	462,600
QUALCOMM, Inc.	34,000	1,421,540

Computers & Business Equipment — 4.1%
Dell, Inc.†	14,600	511,876
International Business Machines Corp.	12,000	1,077,000
VERITAS Software Corp.†	22,000	481,360

Computer Software — 5.3%
Adobe Systems, Inc.	10,000	560,300
Microsoft Corp.	75,000	2,099,250

Electronics — 7.2%
Analog Devices, Inc.†	10,000	402,600
Applied Materials, Inc.†	54,000	869,400
Intel Corp.	65,000	1,446,900

Marvell Technology Group, Ltd.†	10,000	285,700
Texas Instruments, Inc.	27,000	660,150

Internet Content — 2.7%
eBay, Inc.†	14,000	1,366,540

Internet Software — 0.8%
Symantec Corp.†	7,400	421,356

Telecommunications — 3.2%
Cisco Systems, Inc.†	60,000	1,152,600
Nextel Communications, Inc., Class A†	18,000	476,820

		14,213,792

MATERIALS — 0.8%
Chemicals — 0.8%
Dow Chemical Co.	9,000	404,460

TOTAL INVESTMENT SECURITIES (cost $45,219,143)		48,213,366

Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)
(cost $2,265,000)		$2,265,000	2,265,000

TOTAL INVESTMENTS — (cost $47,484,143)@	99.3%		50,478,366
Other assets less liabilities—	0.7		344,825

NET ASSETS—	100.0%		$50,823,191

†    Non-income producing security

@  See Note 4 for cost of investments on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO

Davis Selected Advisers, L.P. (dba — Davis Advisors)	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 92.7%	Shares/ Principal	Value
	Amount	(Note 1)
CONSUMER DISCRETIONARY — 2.9%
Housing — 2.9%
WCI Communities, Inc.†	254,500	$6,006,200

INFORMATION & ENTERTAINMENT — 1.3%
Leisure & Tourism — 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	56,300	2,687,199

REAL ESTATE — 88.5%
Real Estate Investment Trusts — 88.5%
Alexandria Real Estate Equities, Inc.	112,400	7,424,020
Archstone-Smith Trust	89,000	2,985,950
Arden Realty Group, Inc.	162,100	5,524,368
Boston Properties, Inc.	35,300	2,108,116
Brandywine Realty Trust	186,800	5,495,656
Brixton PLC†	499,721	2,761,973
Camden Property Trust	52,900	2,401,660
Capital Automotive REIT	193,800	6,251,988
CarrAmerica Realty Corp.	179,000	5,769,170
Catellus Development Corp.	253,851	7,321,063
CenterPoint Properties Corp.	319,000	14,769,700
Corporate Office Properties Trust	240,100	6,583,542
Developers Diversified Realty Corp.	185,186	7,740,775
Duke Realty Corp.	202,500	6,905,250
Essex Property Trust, Inc.	89,200	6,998,632
Forest City Enterprises, Inc., Class A	46,300	2,544,185
General Growth Properties, Inc.	218,952	7,223,226
Gramercy Capital Corp.†	149,500	2,436,850
iStar Financial, Inc.	106,500	4,411,230
Kilroy Realty Corp.	50,000	1,987,500
Kimco Realty Corp.	93,650	5,108,608
Liberty International PLC	190,000	3,006,373
Mills Corp.	100,800	5,589,360
Pan Pacific Retail Properties, Inc.	105,200	5,959,580
Parkway Properties, Inc.	50,600	2,569,468
Plum Creek Timber Co., Inc.	157,400	5,712,046
ProLogis	220,300	8,587,294
Regency Centers Corp.	128,300	6,268,738
Rouse Co.†	83,500	5,569,450
Simon Property Group, Inc.	72,000	4,199,040
SL Green Realty Corp.	158,010	8,662,108
St. Joe Corp.	15,500	788,950
United Dominion Realty Trust, Inc.	300,300	6,330,324
Vornado Realty Trust	110,694	7,438,637

		185,434,830

TOTAL COMMON STOCK (cost $138,057,765)		194,128,229

Preferred Stock — 0.4%
REAL ESTATE — 0.4%
Real Estate Investment Trusts — 0.4%
Equity Residential, Series C 9.13%	4,300	118,078

Equity Residential, Series D 8.60% †	10,000	276,000
Equity Residential, Series E 7.00% (Convertible)	13,600	507,688

TOTAL PREFERRED STOCK (cost $775,908)		901,766

Rights — 0.0%†
REAL ESTATE — 0.0%
Real Estate Investment Trusts — 0.0%
General Growth Properties, Inc.
(cost $0)	21,895	16,640

TOTAL INVESTMENT SECURITIES (cost $138,833,673)		195,046,635

Short-Term Securities — 6.8%
Corporate Short-Term Notes — 6.8%
San Paolo US Financial 1.76% due 11/01/04
(cost $5,000,000)		$5,000,000	5,000,000

Total Fina Elf Capital 1.85% due 11/01/04
(cost $9,215,000)		9,215,000	9,215,000

TOTAL SHORT-TERM SECURITIES (cost $14,215,000)			14,215,000

TOTAL INVESTMENTS —
(cost $153,048,673) @	99.9%		209,261,635
Other assets less liabilities—	0.1		302,035

NET ASSETS—	100.0%		$209,563,670

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO

Franklin Advisory Services, LLC	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 91.5%	Shares/ Principal	Value
	Amount	(Note 1)
CONSUMER DISCRETIONARY — 18.5%
Apparel & Textiles — 5.8%
American Eagle Outfitters, Inc.†	1,200	$49,056
Brown Shoe Co., Inc.	4,000	109,200
Men’s Wearhouse, Inc.†	4,400	136,752
Oshkosh B’Gosh, Inc., Class A	3,000	54,480
Russell Corp.	3,900	67,431
Timberland Co., Class A†	2,300	141,220

Automotive — 2.1%
Monaco Coach Corp.	5,200	92,300
Superior Industries International, Inc.	3,900	106,353
Tower Automotive, Inc.†	5,000	7,450

Housing — 4.4%
American Woodmark Corp.	400	14,872
La-Z-Boy, Inc.	6,000	79,140
Schottenstein Homes, Inc.	2,200	94,600
Thomas Industries, Inc.	2,300	77,740
York International Corp.	5,000	159,200

Retail — 6.2%
Bassett Furniture Industries, Inc.	1,300	24,050
Casey’s General Stores, Inc.	4,500	80,100
Christopher & Banks Corp.	5,000	81,250
Dillard’s, Inc., Class A	5,000	102,450
Hooker Furniture Corp.	2,000	44,320
Linens ‘n Things, Inc.†	3,900	93,912
Pier 1 Imports, Inc.	6,700	120,265
Zale Corp.†	2,000	57,040

		1,793,181

CONSUMER STAPLES — 4.9%
Food, Beverage & Tobacco — 2.2%
Bunge, Ltd.	4,500	214,785

Household Products — 2.7%
AptarGroup, Inc.	3,200	150,144
Russ Berrie & Co., Inc.	5,200	108,420

		473,349

ENERGY — 7.5%
Energy Services — 6.4%
Atwood Oceanics, Inc.†	1,400	67,130
CONSOL Energy, Inc.	5,400	191,160
Holly Corp.	1,200	29,460
Oil States International, Inc.†	4,200	77,112
Rowan Cos., Inc.†	5,800	148,074
Shaw Group, Inc.†	3,600	43,884
Sierra Pacific Resources†	6,000	57,600

Energy Sources — 1.1%
Lone Star Technologies, Inc.†	4,100	108,240

		722,660

FINANCE — 9.7%
Banks — 1.4%
Chemical Financial Corp.	100	3,733
First Indiana Corp.	1,000	22,160
Hancock Holding Co.	800	25,320
Peoples Bancorp Inc.	3,000	84,150

Financial Services — 0.6%
Archipelago Holdings, Inc.†	3,500	59,745

Insurance — 7.7%
American National Insurance Co.	1,200	126,156
Arthur J. Gallagher & Co.	4,000	112,400
Harleysville Group, Inc.	1,300	27,079
IPC Holdings, Ltd.	300	12,138
Montpelier Re Holdings, Ltd.	6,000	223,620
PMI Group, Inc.	1,500	58,230
Presidential Life Corp.	1,800	28,764
Protective Life Corp.	1,800	70,740
RLI Corp.	1,700	64,651
StanCorp Financial Group, Inc.	300	22,614

		941,500

HEALTHCARE — 4.1%
Drugs — 2.0%
Pharmaceutical Product Development, Inc.†	4,500	190,035

Medical Products — 2.1%
Steris Corp.†	5,400	111,942
West Pharmaceutical Services, Inc.	4,000	91,640

		393,617

INDUSTRIAL & COMMERCIAL — 21.5%
Business Services — 2.1%
ABM Industries, Inc.	2,200	45,650
Emcor Group, Inc.†	1,800	71,226
Genlyte Group, Inc.†	1,100	80,916

Electrical Equipment — 1.7%
Mettler Toledo International, Inc.†	3,100	148,490
Powell Industries, Inc.†	1,200	19,344

Machinery — 6.6%
A.O. Smith Corp.	600	15,924
Briggs & Stratton Corp.	1,600	114,896
CNH Global NV	4,500	76,725
Graco, Inc.	4,200	144,480
JLG Industries, Inc.	4,500	75,060
Mueller Industries, Inc.	3,600	95,976
Stewart & Stevenson Services, Inc.	2,400	40,800
Teleflex, Inc.	1,700	74,443

Manufacturing — 0.3%
Carlisle Cos., Inc.	500	29,065

Multi-Industry — 1.9%
Roper Industries, Inc.	3,000	184,980

Transportation — 8.9%
Kansas City Southern Industries, Inc.†	5,300	89,835
Offshore Logistics, Inc.†	4,200	151,872
OMI Corp.	4,700	84,365

Overseas Shipholding Group, Inc.	1,300	74,035
Teekay Shipping Corp.	3,800	175,560
Thor Industries, Inc.	4,200	116,802
West Marine, Inc.†	7,000	171,710

		2,082,154

INFORMATION & ENTERTAINMENT — 6.1%
Leisure & Tourism — 6.1%
Aztar Corp.†	6,400	198,080
Dollar Thrifty Automotive Group, Inc.†	2,000	48,240
Intrawest Corp.	5,000	97,250
La Quinta Corp.†	10,800	86,940
SkyWest, Inc.	9,200	157,136

		587,646

INFORMATION TECHNOLOGY — 4.0%
Computers & Business Equipment — 1.0%
Diebold, Inc.	2,000	95,700

Computer Services — 1.4%
Reynolds & Reynolds Co., Class A	5,500	135,355

Electronics — 0.3%
Cohu, Inc.	1,700	26,656
Omnivision Technologies, Inc.†	600	9,540

Internet Content — 1.3%
Avocent Corp.†	3,500	124,600

		391,851

MATERIALS — 11.1%
Chemicals — 4.1%
Apogee Enterprises, Inc.	2,000	25,620
Cabot Corp.	3,600	122,688
Myers Industries, Inc.	1,100	11,693
RPM International, Inc.	10,000	176,300
Westlake Chemical Corp.	2,400	55,368

Metals & Minerals — 7.0%
Arch Coal, Inc.	4,500	146,340
CIRCOR International, Inc.	2,900	54,955
Global Industries, Inc.†	21,200	142,252
Reliance Steel & Aluminum Co.	4,900	168,168
Timken Co.	1,600	38,400
United States Steel Corp.	3,500	128,520

		1,070,304

REAL ESTATE — 0.9%
Real Estate Investment Trusts — 0.9%
Arbor Reality Trust, Inc.	4,200	87,780

UTILITIES — 3.2%
Electric Utilities — 2.0%
Peabody Energy Corp.	3,000	191,340

Gas & Pipeline Utilities — 1.2%
Tidewater, Inc.	1,500	46,395
Watts Industries, Inc., Class A	2,700	70,038

		307,773

TOTAL COMMON STOCK (cost $6,557,663)		8,851,815

Bonds & Notes — 0.3%
INDUSTRIAL & COMMERCIAL — 0.3%
Building Materials — 0.3%
Mueller Industries, Inc. 6.00% due 11/01/14
(cost $30,600)	$30,600	30,294

TOTAL INVESTMENT SECURITIES (cost $6,588,263)		8,882,109

Short-Term Securities — 4.6%
U.S. GOVERNMENT AGENCIES — 4.6%
Federal Home Loan Bank Consolidated Disc. Notes 1.69% due 11/01/04
(cost $442,000)		442,000	442,000

TOTAL INVESTMENTS —
(cost $7,030,263)@	96.4%		9,324,109
Other assets less liabilities—	3.6		347,204

NET ASSETS—	100.0%		$9,671,313

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST MFS MID-CAP GROWTH PORTFOLIO
Massachusetts Financial Services Company	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 97.2%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 4.9%
Apparel & Textiles — 0.8%
Coach, Inc.†	46,790	$2,181,818

Retail — 4.1%
99 Cents Only Stores†	183,400	2,826,194
Family Dollar Stores, Inc.	78,600	2,322,630
PetSmart, Inc.	102,180	3,267,716
Tiffany & Co.	93,900	2,754,087

		13,352,445

EDUCATION — 1.5%
Education — 1.5%
Apollo Group, Inc.†	40,800	2,692,800
Career Education Corp.†	44,800	1,405,376

		4,098,176

ENERGY — 3.1%
Energy Services — 2.3%
BJ Services Co.	64,490	3,288,990
GlobalSantaFe Corp.	68,700	2,026,650
Halliburton Co.	21,700	803,768

Energy Sources — 0.8%
Cooper Cameron Corp.†	44,610	2,156,894

		8,276,302

FINANCE — 4.0%
Banks — 1.2%
Investors Financial Services Corp.	48,770	1,877,158
Sovereign Bancorp, Inc.	61,300	1,327,145

Financial Services — 2.8%
Ameritrade Holding Corp.†	140,410	1,828,138
E*TRADE Group, Inc.†	55,200	712,080
Legg Mason, Inc.	79,890	5,089,792

		10,834,313

HEALTHCARE — 24.0%
Drugs — 7.8%
Allergan, Inc.	43,310	3,099,263
Celgene Corp.†	74,800	2,215,576
Elan Corp. PLC ADR†	81,600	2,105,280
Endo Pharmaceuticals Holdings, Inc.†	74,400	1,621,920
Gilead Sciences, Inc.†	138,740	4,804,566
Imclone Systems, Inc.†	35,400	1,550,520
Medicis Pharmaceutical Corp., Class A	138,740	5,642,556

Health Services — 2.4%
Community Health Systems, Inc.†	114,300	3,065,526
Invitrogen Corp.†	23,310	1,349,649
Neurocrine Biosciences, Inc.†	24,540	1,142,337
Tenet Healthcare Corp.†	71,130	762,514

Medical Products — 13.8%

C.R. Bard, Inc.	70,520	4,005,536
Cytyc Corp.†	261,600	6,825,144
DENTSPLY International, Inc.	70,720	3,678,147
Fisher Scientific International, Inc.†	69,350	3,977,916
Gen-Probe, Inc.†	53,000	1,857,120
Genzyme Corp.†	123,070	6,457,483
Guidant Corp.	62,170	4,141,765
MedImmune, Inc.†	146,380	4,160,120
Synthes, Inc.	8,400	897,764
Thoratec Corp.†	140,340	1,232,185

		64,592,887

INDUSTRIAL & COMMERCIAL — 11.0%
Business Services — 7.1%
Alliance Data Systems Corp.†	54,710	2,313,139
Corporate Executive Board Co.	54,840	3,490,566
Getty Images, Inc.†	93,380	5,521,559
Interpublic Group of Cos., Inc.†	88,100	1,080,106
Manpower, Inc.	31,250	1,414,063
Monster Worldwide, Inc.†	136,120	3,818,166
Robert Half International, Inc.	54,740	1,452,252

Electrical Equipment — 1.2%
American Standard Cos., Inc.†	29,960	1,095,637
Thermo Electron Corp.†	71,320	2,068,280

Machinery — 0.6%
Eaton Corp.	26,100	1,669,095

Transportation — 2.1%
Expeditors International of Washington, Inc.	52,730	3,010,883
JetBlue Airways Corp.†	117,380	2,588,229

		29,521,975

INFORMATION & ENTERTAINMENT — 13.3%
Broadcasting & Media — 8.8%
Citadel Broadcasting Corp.†	320,110	4,657,600
Cox Communications, Inc., Class A†	58,700	2,021,628
Crown Castle International Corp.† !	173,500	2,656,285
EchoStar Communications Corp., Class A†	104,900	3,316,938
Entercom Communications Corp.†	52,000	1,726,400
Grupo Televisa SA Sponsored ADR	39,000	2,145,000
Lamar Advertising Co., Class A†	14,800	613,016
Meredith Corp.	48,810	2,391,690
Radio One, Inc., Class A†	73,000	1,069,450
Univision Communications, Inc., Class A†	51,700	1,600,632
Westwood One, Inc.†	61,760	1,425,421

Entertainment Products — 0.7%
International Game Technology	61,640	2,036,586

Leisure & Tourism — 3.8%
Cheesecake Factory, Inc.†	63,620	2,761,744
Four Seasons Hotels, Inc.	27,970	1,891,331
Royal Caribbean Cruises, Ltd.	85,700	3,993,620
WMS Industries, Inc.†	50,450	1,475,663

		35,783,004

INFORMATION TECHNOLOGY — 34.4%
Communication Equipment — 3.6%
American Tower Corp., Class A†	408,080	7,014,895
Juniper Networks, Inc.†	105,551	2,808,712

Computers & Business Equipment — 3.9%
Harris Corp.	42,520	2,616,256
Lexmark International, Inc., Class A†	38,900	3,232,979
VERITAS Software Corp.†	207,950	4,549,946

Computer Services — 0.7%
Ceridian Corp.†	104,710	1,806,247

Computer Software — 7.1%
DST Systems, Inc.†	69,060	3,097,341
Electronic Arts, Inc.†	56,600	2,542,472
Intuit, Inc.†	94,300	4,277,448
Mcafee, Inc.†	57,570	1,393,194
Mercury Interactive Corp.†	101,200	4,395,116
Navteq Corp.	14,680	591,751
Red Hat, Inc.†	214,100	2,749,044

Electronics — 8.7%
Broadcom Corp., Class A†	35,400	957,570
Integrated Circuit Systems, Inc.†	107,260	2,418,713
KLA-Tencor Corp.†	23,900	1,088,167
Marvell Technology Group, Ltd.†	47,220	1,349,075
Millipore Corp.†	80,710	3,711,853
Novellus Systems, Inc.†	125,340	3,247,559
PMC-Sierra, Inc.†	385,200	3,952,152
Waters Corp.†	114,210	4,715,731
Xilinx, Inc.	65,400	2,001,240

Internet Content — 1.0%
InterActiveCorp†	122,532	2,649,142

Internet Software — 2.1%
Check Point Software Technologies, Ltd.†	49,900	1,128,788
F5 Networks, Inc.†	28,470	1,137,376
Symantec Corp.†	59,990	3,415,831

Telecommunications — 7.3%
Amdocs, Ltd.†	186,260	4,684,439
Comverse Technology, Inc.†	249,900	5,157,936
NTL, Inc.†	78,462	5,218,508
Spectrasite, Inc.†	92,330	4,736,529

		92,646,010

MATERIALS — 1.0%
Chemicals — 0.6%
Monsanto Co.	38,200	1,633,050

Metals & Minerals — 0.4%
Aber Diamond Corp.†	15,160	528,051
Aber Diamond Corp. (Canadian Shares)	13,300	463,264

		2,624,365

TOTAL INVESTMENT SECURITIES (cost $226,710,007)		261,729,477

Short-Term Securities — 3.3%
GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Bank Consolidated Disc. Notes 1.69% due 11/01/04 (cost $8,837,000)	$8,837,000	8,837,000

TOTAL INVESTMENTS —
(cost $235,547,007)@	100.5%	270,566,477
Liabilities in excess of other assets—	(0.5)	(1,381,400)

NET ASSETS—	100.0%	$269,185,077

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 92.1%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 4.9%
Retail — 4.9%
Amazon.com, Inc.†	90,800	$3,099,004
Williams-Sonoma, Inc.†	92,800	3,542,176
Yankee Candle, Inc.†	100,600	2,786,620

		9,427,800

ENERGY — 3.9%
Energy Services — 2.2%
Patterson-UTI Energy, Inc.	21,400	411,522
Rowan Cos., Inc.†	150,000	3,829,500

Energy Sources — 1.7%
EOG Resources, Inc.	47,700	3,174,912

		7,415,934

FINANCE — 16.2%
Banks — 4.7%
Hibernia Corp., Class A	170,100	4,932,900
Wachovia Corp.	83,500	4,109,035

Financial Services — 11.5%
Ameritrade Holding Corp.†	285,600	3,718,512
Goldman Sachs Group, Inc.	53,500	5,263,330
Knight Trading Group, Inc., Class A†	126,400	1,313,296
Lehman Brothers Holdings, Inc.	49,900	4,099,285
Providian Financial Corp.†	250,400	3,893,720
SLM Corp.	81,800	3,702,268

		31,032,346

HEALTHCARE — 12.9%
Drugs — 7.0%
Amgen, Inc.†	40,700	2,311,760
Cubist Pharmaceuticals, Inc.†	148,100	1,511,360
Forest Laboratories, Inc.†	30,900	1,378,140
Gilead Sciences, Inc.†	59,500	2,060,485
Millenium Pharmaceuticals, Inc.†	153,400	1,991,132
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	157,000	4,082,000

Health Services — 2.6%
Centene Corp.†	84,300	3,998,349
Neurocrine Biosciences, Inc.†	22,300	1,038,065

Medical Products — 3.3%
Critical Therapeutics, Inc.†	79,500	445,200
St. Jude Medical, Inc.†	77,800	5,957,146

		24,773,637

INDUSTRIAL & COMMERCIAL — 23.5%

Aerospace & Military Technology — 3.2%
Alliant Techsystems, Inc.†	79,900	4,593,451
General Dynamics Corp.	15,000	1,531,800

Business Services — 9.1%
Fastenal Co.	62,700	3,462,921

Nordson Corp.	100,000	3,502,000
Paychex, Inc.	106,350	3,487,642
Stericycle, Inc.†	61,300	2,778,729
Waste Connections, Inc.†	135,250	4,263,080

Machinery — 6.9%
Dover Corp.	92,900	3,648,183
ITT Industries, Inc.	37,000	3,002,180
Rockwell Automation, Inc.	156,400	6,520,316

Transportation — 4.3%
C.H. Robinson Worldwide, Inc.	58,100	3,133,914
United Parcel Service, Inc., Class B	63,800	5,051,684

		44,975,900

INFORMATION & ENTERTAINMENT — 6.1%
Broadcasting & Media — 2.5%
DIRECTV Group, Inc.†	122,883	2,060,748
Fox Entertainment Group, Inc., Class A†	53,900	1,598,674
Radio One, Inc., Class D†	72,400	1,063,556

Leisure & Tourism — 3.6%
Applebee’s International, Inc.	104,600	2,392,202
Ruby Tuesday, Inc.	106,900	2,640,430
Starwood Hotels & Resorts Worldwide, Inc.	40,000	1,909,200

		11,664,810

INFORMATION TECHNOLOGY — 22.9%
Communication Equipment — 0.9%
Manhattan Associates, Inc.†	88,800	1,826,616

Computers & Business Equipment — 1.8%
EMC Corp.†	273,200	3,516,084

Computer Software — 2.8%
Cognos, Inc.†	83,500	3,299,085
Siebel Systems, Inc.†	211,800	2,012,100

Electronics — 8.1%
Analog Devices, Inc.	92,800	3,736,128
Lam Research Corp.†	169,400	4,409,482
Marvell Technology Group, Ltd.†	203,300	5,808,281
National Semiconductor Corp.†	92,600	1,546,420

Internet Content — 2.6%
Yahoo!, Inc.†	136,600	4,943,554

Internet Software — 2.2%
VeriSign, Inc.†	158,600	4,255,238

Telecommunications — 4.5%
Corning, Inc.†	280,500	3,211,725
Nextel Communications, Inc., Class A†	203,000	5,377,470

		43,942,183

MATERIALS — 1.7%
Metals & Minerals — 1.7%
Cleveland-Cliffs, Inc.	44,400	3,236,760

TOTAL COMMON STOCK (cost $149,037,236)		176,469,370

Preferred Stock — 0.2%
INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.2%
News Corp., Ltd. ADR (cost $405,320)	13,731	431,703

TOTAL INVESTMENT SECURITIES (cost $149,442,556)		176,901,073

Repurchase Agreement — 7.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $14,894,000)		$14,894,000	14,894,000

TOTAL INVESTMENTS — (cost $164,336,556)@	100.1%		191,795,073
Liabilities in excess of other assets—	(0.1)		(129,927)

NET ASSETS—	100.0%		$191,665,146

†     Non-income producing security

@   See Note 4 for cost of investments on a tax basis.
(1)  See Note 2 for details of Joint Repurchase Agreement.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO

AIG SunAmerica Asset Management Corp.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 94.4%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 4.7%
Apparel & Textiles — 1.0%
Fossil, Inc.†	10,600	$315,456

Housing — 1.8%
HNI Corp.	13,300	537,320

Retail — 1.9%
Guitar Center, Inc.†	7,900	352,577
Sharper Image Corp.†	10,600	217,035

		1,422,388

CONSUMER STAPLES — 1.0%
Food, Beverage & Tobacco — 1.0%
SunOpta, Inc.†	37,400	235,246
Texas Roadhouse, Inc.†	3,200	73,664

		308,910

ENERGY — 5.7%
Energy Services — 5.7%
Hornbeck Offshore Services, Inc.†	57,300	873,825
Patterson-UTI Energy, Inc.	7,900	151,917
Todco†	40,500	687,285

		1,713,027

FINANCE — 4.7%
Banks — 3.6%
Franklin Bank Corp.†	22,600	372,900
Signature Bank†	24,400	719,068

Financial Services — 1.1%
Nelnet, Inc., Class A†	16,800	326,088

		1,418,056

HEALTHCARE — 23.8%
Drugs — 9.3%
Biomarin Pharmaceutical, Inc.	10,600	43,778
Cephalon, Inc.†	14,500	691,215
Express Scripts, Inc., Class A†	20,200	1,292,800
Idaho Biomedical Corp.†	10,600	183,380
Onyx Pharmaceuticals, Inc.†	6,300	176,778
Par Value Pharmaceutical Cos., Inc.†	10,600	418,170

Health Services — 0.7%
LifePoint Hospitals, Inc.	6,300	204,246

Medical Products — 13.8%
Advanced Neuromodulation Systems, Inc.†	26,100	830,763
Critical Therapeutics, Inc.†	34,800	194,880
Encore Medical Corp.†	28,200	144,807
Integra LifeSciences Holdings Corp.†	51,700	1,658,536
LCA-Vision, Inc.	10,600	311,799
Medicines Co.†	34,400	916,416

Vnus Medical Technologies, Inc.†	6,000	90,180

		7,157,748

INDUSTRIAL & COMMERCIAL — 25.1%
Aerospace & Military Technology — 6.7%
Alliant Techsystems, Inc.†	12,200	701,378
Ametek, Inc.	39,500	1,300,340

Business Services — 3.8%
Nordson Corp.	22,700	794,954
Valassis Communications, Inc.†	10,600	364,428

Machinery — 9.8%
Idex Corp.	42,700	1,575,630
Ingersoll-Rand Co., Class A	19,900	1,361,956

Multi-Industry — 2.4%
Roper Industries, Inc.	11,600	715,256

Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	13,600	733,584

		7,547,526

INFORMATION & ENTERTAINMENT — 2.5%
Leisure & Tourism — 2.5%
Applebee’s International, Inc.	33,300	761,571

INFORMATION TECHNOLOGY — 22.3%
Computer Services — 4.0%
Keane, Inc.†	24,500	387,345
Lawson Software, Inc.†	93,800	536,536
Secure Computing Corp.†	34,800	273,006

Computer Software — 6.9%
Cognos, Inc.†	35,600	1,406,556
FutureLink Corp.† (2)	1,057	0
Parametric Technology Corp.†	74,600	387,174
PeopleSupport, Inc.†	31,700	297,980

Electronics — 1.3%
Cymer, Inc.†	13,300	379,316

Internet Content — 4.5%
Ask Jeeves, Inc.†	10,600	273,268
Avocent Corp.†	22,600	804,560
Blue Nile, Inc.†	6,000	145,800
FindWhat.Com†	6,000	120,300

Internet Software — 0.9%
Support.com, Inc.†	52,500	266,175

Software — 0.5%
Digital Insight Corp.†	9,800	153,468

Telecommunications — 4.2%
JAMDAT Mobile, Inc.†	200	5,860
Tekelec†	56,200	1,254,384

		6,691,728

MATERIALS — 3.5%
Metals & Minerals — 3.5%
Global Industries, Inc.†	78,100	524,051

Worthington Industries, Inc.	25,600	508,160

		1,032,211

UTILITIES — 1.1%
Gas & Pipeline Utilities — 1.1%
Tidewater, Inc.	10,600	327,858

TOTAL INVESTMENT SECURITIES (cost $27,665,103)		28,381,023

Repurchase Agreement — 5.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)
(cost $1,677,000)		$1,677,000	1,677,000

TOTAL INVESTMENTS — (cost $29,342,103)@	100.0%		30,058,023
Liabilities in excess of other assets—	0.0		(14,148)

NET ASSETS—	100.0%		$30,043,875

†    Non-income producing security
@  See Note 4 for cost of investments on a tax basis.
(1) See Note 2 for details of Joint Repurchase Agreement.
(2) Fair valued security; see Note 1

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO GROWTH PORTFOLIO

Marsico Capital Management L.P.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 92.7%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 11.0%
Apparel & Textiles — 2.4%
Nike, Inc., Class B	37,790	$3,072,705

Housing — 1.6%
Lennar Corp., Class A	46,581	2,095,214

Retail — 7.0%
Lowe’s Cos., Inc.	70,799	3,984,568
Tiffany & Co.	18,283	536,240
Wal-Mart Stores, Inc.	58,982	3,180,309
Whole Foods Market, Inc.	15,676	1,276,497

		14,145,533

CONSUMER STAPLES — 1.0%
Household Products — 1.0%
Procter & Gamble Co.	24,646	1,261,382

ENERGY — 2.1%
Energy Services — 2.1%
TXU Corp.	44,632	2,732,371

FINANCE — 19.0%
Banks — 0.0%
BOK Financial Corp.†	309	14,063

Financial Services — 19.0%
Chicago Merchantile Exchange	4,068	714,869
Citigroup, Inc.	133,291	5,914,122
Countrywide Credit Industries, Inc.	180,998	5,779,266
Goldman Sachs Group, Inc.	36,423	3,583,295
Merrill Lynch & Co., Inc.	38,393	2,070,918
SLM Corp.	141,165	6,389,128

		24,465,661

HEALTHCARE — 22.1%
Health Services — 8.8%
UnitedHealth Group, Inc.	155,756	11,276,734

Medical Products — 13.3%
Boston Scientific Corp.†	78,822	2,782,417
Genentech, Inc.†	139,542	6,353,347
Medtronic, Inc.	70,371	3,596,662
Zimmer Holdings, Inc.†	57,302	4,446,062

		28,455,222

INDUSTRIAL & COMMERCIAL — 11.8%
Machinery — 3.0%
Caterpillar, Inc.	48,817	3,931,721

Multi-Industry — 5.0%
General Electric Co.	188,185	6,420,872

Transportation — 3.8%
FedEx Corp.	53,372	4,863,257

		15,215,850

INFORMATION & ENTERTAINMENT — 6.2%
Entertainment Products — 0.4%
Harman International Industries, Inc.	3,722	447,310

Leisure & Tourism — 5.8%
Four Seasons Hotels, Inc.	15,246	1,030,935
MGM Mirage, Inc.†	28,334	1,524,369
Starbucks Corp.†	64,554	3,413,616
Wynn Resorts, Ltd.†	26,174	1,522,018

		7,938,248

INFORMATION TECHNOLOGY — 19.5%
Communication Equipment — 7.1%
Motorola, Inc.	42,988	741,973
QUALCOMM, Inc.	200,977	8,402,848

Computers & Business Equipment — 5.8%
Apple Computer, Inc.†	110,048	5,780,821
Dell, Inc.†	46,693	1,637,057

Computer Software — 3.0%
Electronic Arts, Inc.†	68,849	3,092,697
Microsoft Corp.	24,758	692,976

Internet Content — 3.6%
eBay, Inc.†	47,591	4,645,358

		24,993,730

TOTAL INVESTMENT SECURITIES (cost $97,153,990)		119,207,997

Repurchase Agreement — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.65% dated 10/29/04 to be repurchased 11/01/04 in the amount of $3,414,185 and collateralized by $3,480,000 of Federal Home Loan Bank Notes, bearing interest at 2.59% due 07/15/13 having an approximate value of $3,484,350 (cost $3,414,000)		$3,414,000	$3,414,000

TOTAL INVESTMENTS —
(cost $100,567,990)@	95.4%		122,621,997
Other assets less liabilities—	4.6		5,928,953

NET ASSETS—	100.0%		$128,550,950

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 98.6%	Shares/ Principal Amount	Value (Note 1)
INDUSTRIAL & COMMERCIAL — 2.7%
Business Services — 2.2%
Maxim Integrated Products, Inc.	22,100	$972,179

Machinery — 0.5%
Zebra Technologies Corp., Class A†	4,050	214,609

		1,186,788

INFORMATION & ENTERTAINMENT — 0.7%
Broadcasting & Media — 0.7%
Gemstar-TV Guide International, Inc.†	53,200	305,900

INFORMATION TECHNOLOGY — 95.2%
Communication Equipment — 6.5%
Juniper Networks, Inc.†	19,792	526,665
Motorola, Inc.	11,300	195,038
QUALCOMM, Inc.	29,098	1,216,588
RF Micro Devices, Inc.†	56,100	365,211
Symbol Technologies, Inc.	38,000	558,220

Computers & Business Equipment — 7.7%
ASM Lithography Holdings NV†	16,125	229,781
AudioCodes Ltd.†	11,400	150,252
EMC Corp.†	93,840	1,207,721
Network Appliance, Inc.†	38,375	939,036
VERITAS Software Corp.†	41,024	897,605

Computer Services — 0.9%
Computer Associates International, Inc.	15,000	415,650

Computer Software — 24.8%
Adobe Systems, Inc.	12,774	715,727
BMC Software, Inc.†	17,100	323,532
Hyperion Solutions Corp.†	7,600	304,988
Macromedia, Inc.†	31,000	841,340
Mercury Interactive Corp.†	27,300	1,185,639
Micromuse, Inc.†	53,500	229,515
Microsoft Corp.	118,098	3,305,563
NetIQ Corp.†	19,000	240,920
Novell, Inc.†	136,500	981,435
Oracle Corp.†	45,300	573,498
Peoplesoft, Inc.†	14,800	307,396
Quest Software, Inc.†	19,024	279,082
Red Hat, Inc.†	37,600	482,784
SAP AG ADR	6,350	270,828
Siebel Systems, Inc.†	65,450	621,775
Verint Systems, Inc.†	8,400	326,592

Electronics — 28.2%
Advanced Micro Devices, Inc.†	33,300	560,106
Altera Corp.†	33,700	766,001
Analog Devices, Inc.	11,075	445,880
Applied Materials, Inc.†	34,150	549,815
Applied Micro Circuits Corp.†	78,100	284,284
Bookham, Inc.	12,300	61,377
Broadcom Corp., Class A†	21,599	584,253
Brooks Automation, Inc.†	11,500	171,120

Celestica, Inc.†	14,200	205,616
Emulex Corp.†	20,100	211,251
Flextronics International, Ltd.†	37,700	454,285
Integrated Device Technology, Inc.†	20,600	243,492
Intel Corp.	75,850	1,688,421
KLA-Tencor Corp.†	9,725	442,779
Kopin Corp.†	125,800	460,428
Linear Technology Corp.	19,800	750,024
LSI Logic Corp.†	50,400	229,320
Marvell Technology Group, Ltd.†	31,050	887,098
National Semiconductor Corp.†	16,200	270,540
Netease.com, Inc.	3,200	148,832
Novellus Systems, Inc.†	19,100	494,881
Optical Communication Products, Inc.†	36,200	77,106
PMC-Sierra, Inc.†	32,300	331,398
QLogic Corp.†	7,100	230,750
Texas Instruments, Inc.	40,100	980,445
TranSwitch Corp.†	49,400	51,376
Veeco Instruments, Inc.†	5,400	105,516
Vitesse Semiconductor Corp.†	35,800	97,376
Xilinx, Inc.	23,700	725,220

Internet Content — 3.0%
FindWhat.Com†	6,400	128,320
InterActiveCorp†	25,450	550,229
SINA Corp.†	4,800	160,800
Websense, Inc.†	3,100	125,767
Yahoo!, Inc.†	10,100	365,519

Internet Software — 9.4%
Check Point Software Technologies, Ltd.†	55,750	1,261,121
F5 Networks, Inc.†	8,100	323,595
RSA Security, Inc.†	6,200	126,852
Symantec Corp.†	11,400	649,116
VeriSign, Inc.†	68,275	1,831,818

Telecommunications — 14.7%
Alcatel SA ADR†	29,800	435,378
Amdocs, Ltd.†	15,900	399,885
Andrew Corp.†	16,300	227,874
Arris Group, Inc.†	17,000	79,050
Avaya, Inc.†	11,400	164,160
Cisco Systems, Inc.†	133,799	2,570,279
Comverse Technology, Inc.†	23,900	493,296
Corning, Inc.†	23,500	269,075
Finisar Corp.†	71,074	104,479
Harmonic, Inc.†	18,700	155,584
Nextel Communications, Inc., Class A†	23,825	631,124
Nortel Networks Corp.†	51,500	174,585
Sonus Networks, Inc.†	49,100	289,690
Telefonaktiebolaget LM Ericsson ADR†	5,300	153,223
Tellabs, Inc.†	48,200	385,600

		42,257,790

TOTAL INVESTMENT SECURITIES (cost $44,571,741)		43,750,478

Repurchase Agreement — 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90% dated 10/29/04 to be repurchased 11/01/04 in the amount of $725,054 and collateralized by $495,000 of United States Treasury Bonds, bearing interest at 9.00% due 11/15/18 having an approximate value of $744,696 (cost $725,000)	$725,000	$725,000

TOTAL INVESTMENTS —
(cost $45,296,741) @	100.2%	44,475,478
Liabilities in excess of other assets—	(0.2)	(107,779)

NET ASSETS—	100.0%	$44,367,699

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO

Alliance Capital Management L.P.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 94.4%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 27.3%
Apparel & Textiles — 5.2%
Foot Locker, Inc.	31,200	$761,280
Jones Apparel Group, Inc.	68,700	2,425,110
Liz Claiborne, Inc.	56,500	2,309,720
V.F. Corp.	34,300	1,846,369

Automotive — 9.8%
American Axle & Manufacturing Holdings, Inc.	84,200	2,416,540
ArvinMeritor, Inc.	116,800	2,179,488
AutoNation, Inc.†	144,300	2,486,289
BorgWarner, Inc.	16,800	779,184
Dana Corp.	122,950	1,833,184
Group 1 Automotive, Inc.†	84,800	2,398,992
Modine Manufacturing Co.	41,900	1,286,749
PACCAR, Inc.	7,050	488,636

Housing — 1.3%
Pulte Homes, Inc.	3,000	164,640
Texas Industries, Inc.	31,600	1,609,388

Retail — 11.0%
BJ’s Wholesale Club, Inc.†	80,500	2,336,915
Borders Group, Inc.	94,900	2,162,771
Federated Department Stores, Inc.	14,600	736,570
Neiman Marcus Group, Inc., Class A	38,000	2,311,540
Office Depot, Inc.†	109,900	1,779,281
Payless ShoeSource, Inc.†	200,900	1,910,559
RadioShack Corp.	72,000	2,154,960
United Stationers, Inc.†	47,800	2,127,100

		38,505,265

CONSUMER STAPLES — 5.6%
Food, Beverage & Tobacco — 5.6%
Constellation Brands, Inc., Class A†	52,100	2,043,883
Corn Products International, Inc.	31,100	1,530,120
Del Monte Foods Co.†	196,000	2,093,280
Universal Corp.	48,100	2,202,018

		7,869,301

ENERGY — 6.2%
Energy Services — 6.2%
Amerada Hess Corp.	2,700	217,917
Constellation Energy Group, Inc.	2,675	108,658
PNM Resources, Inc.	57,250	1,332,780
Pogo Producing Co.	45,100	2,067,835
Puget Energy, Inc.	93,300	2,170,158
SEACOR Holdings, Inc.†	43,100	2,051,991
WPS Resources Corp.	15,500	736,250

		8,685,589

FINANCE — 19.1%
Banks — 10.8%
Astoria Financial Corp.	56,500	2,208,585

Banknorth Group, Inc.	20,500	723,035
Commercial Federal Corp.	61,000	1,696,410
Hibernia Corp., Class A	68,100	1,974,900
Popular, Inc.	78,800	2,026,736
Sovereign Bancorp, Inc.	86,100	1,864,065
UnionBanCal Corp.	30,500	1,852,875
Washington Federal, Inc.	64,570	1,647,826
Whitney Holding Corp.	27,200	1,186,192

Financial Services — 3.6%
A.G. Edwards, Inc.	59,000	2,139,340
Fidelity National Financial, Inc.	24,067	908,289
MAF Bancorp, Inc.	47,700	2,044,899

Insurance — 4.7%
Old Republic International Corp.	83,600	1,952,060
PartnerRe, Ltd.	3,200	186,080
Radian Group, Inc.	55,800	2,674,494
StanCorp Financial Group, Inc.	24,400	1,839,272

		26,925,058

HEALTHCARE — 3.8%
Health Services — 2.3%
Pacificare Health Systems, Inc.†	33,800	1,203,956
Universal Health Services, Inc., Class B	48,500	2,015,660

Medical Products — 1.5%
Owens & Minor, Inc.	81,100	2,124,009

		5,343,625

INDUSTRIAL & COMMERCIAL — 12.7%
Business Services — 2.7%
Hughes Supply, Inc.	60,800	1,727,328
Tech Data Corp.†	52,300	2,112,397

Machinery — 6.7%
Cooper Industries, Ltd., Class A	35,100	2,242,890
Harsco Corp.	18,900	915,705
Mueller Industries, Inc.	39,200	1,045,072
Parker-Hannifin Corp.	28,200	1,991,766
Terex Corp.†	27,575	1,047,850
Textron, Inc.	31,300	2,133,095

Multi-Industry — 1.8%
URS Corp.†	93,100	2,569,560

Transportation — 1.5%
USF Corp.	56,600	2,028,544

		17,814,207

INFORMATION TECHNOLOGY — 11.7%
Communication Equipment — 1.5%
Anixter International, Inc.†	54,000	2,086,560

Computers & Business Equipment — 2.7%
IKON Office Solutions, Inc.	166,600	1,749,300
Western Digital Corp.†	255,500	2,128,315

Computer Software — 1.1%
Adaptec, Inc.†	193,550	1,509,690

Electronics — 3.0%
Moog, Inc., Class A†	57,000	2,139,210

Solectron Corp.†	11,600	60,552
Vishay Intertechnology, Inc.†	157,000	2,030,010

Telecommunications — 3.4%
ADC Telecommunications, Inc.†	969,900	2,143,479
Andrew Corp.†	178,700	2,498,226
Nortel Networks Corp.†	41,000	138,990

		16,484,332

MATERIALS — 6.0%
Chemicals — 3.3%
Albemarle Corp.	50,500	1,810,425
Crompton Corp.	78,700	731,910
Cytec Industries, Inc.	47,100	2,190,621

Forest Products — 0.7%
MeadWestvaco Corp.	30,500	961,665

Metals & Minerals — 2.0%
Ball Corp.	22,400	892,640
Reliance Steel & Aluminum Co.	55,600	1,908,192

		8,495,453

REAL ESTATE — 0.8%
Real Estate Companies — 0.8%
Beazer Homes USA, Inc.	10,225	1,122,501

Real Estate Investment Trusts — 0.0%
FelCor Lodging Trust, Inc.†	4,050	47,061

		1,169,562

UTILITIES — 1.2%
Electric Utilities — 1.2%
Northeast Utilities	86,100	1,664,313

TOTAL COMMON STOCK (cost $121,094,859)		132,956,705

Bonds & Notes — 0.3%
INDUSTRIAL & COMMERCIAL — 0.3%
Building Materials — 0.3%
Mueller Industries, Inc. 6.00% due 11/01/14
(cost $333,200)	$333,200	329,868

TOTAL INVESTMENT SECURITIES (cost $121,428,059)		133,286,573

Repurchase Agreement — 5.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.65% dated 10/29/04 to be repurchased 11/01/04 in the amount of $8,194,444 and collateralized by $7,195,000 of United States Treasury Notes, bearing interest at 6.50% due 02/15/10 having an approximate value of $8,361,698 (cost $8,194,000)		8,194,000	$8,194,000

TOTAL INVESTMENTS —
(cost $129,622,059)@	100.5%		141,480,573
Liabilities in excess of other assets—	(0.5)		(641,510)

NET ASSETS—	100.0%	$140,839,063

† Non-income producing security

@ See Note 4 for cost of investment on tax basis.

See Notes to Portfolio of Investment

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO

Putnam Investment Management, LLC	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 97.6%	Shares/ Principal Amount	Value (Note 1)
BRAZIL — 1.2%
Companhia Vale do Rio Doce ADR (Materials)	61,700	$1,305,572
Petroleo Brasileiro SA ADR (Energy)	61,800	2,194,518

		3,500,090

CANADA — 2.8%
Canadian Imperial Bank of Commerce (Finance)	57,600	3,495,209
Canadian National Railway Co. (Industrial & Commercial)	14,650	789,008
Canadian Natural Resources, Ltd. (Energy)	42,200	1,776,915
Dofasco, Inc. (Materials)	35,300	1,141,449
TELUS Corp. (Information Technology)	47,500	1,178,286

		8,380,867

DENMARK — 0.5%
Danske Bank A/S (Finance)	49,100	1,375,984

FRANCE — 9.7%
Accor SA (Information & Entertainment)	47,922	1,995,541
BNP Paribas SA (Finance)	116,609	7,961,131
Cie de Saint-Gobain SA (Consumer Discretionary)	56,272	3,100,086
France Telecom SA (Information Technology)(1)	139,617	4,009,308
PSA Peugeot Citroen (Consumer Discretionary)	56,335	3,472,667
Renault SA (Consumer Discretionary)	37,881	3,180,047
Total SA (Energy)	10,021	2,090,292
Veolia Environnement (Industrial & Commercial)	49,989	1,519,310
Vivendi Universal SA (Information & Entertainment)†	62,360	1,708,563

		29,036,945

GERMANY — 7.6%
Allianz AG (Finance)	26,800	2,859,598
BASF AG (Materials)	54,610	3,417,349
Bayerische Motoren Werke (BMW) AG (Consumer Discretionary)	26,459	1,122,445
Deutsche Lufthansa AG (Information & Entertainment)†	175,680	2,322,367
Deutsche Telekom AG (Information Technology)†	131,200	2,521,808
E.ON AG (Energy)	83,206	6,791,214
Siemens AG (Industrial & Commercial)	48,643	3,632,197

		22,666,978

GREECE — 0.8%
Hellenic Telecommunications Organization SA (Information Technology)	108,110	1,679,549
National Bank of Greece SA (Finance)	28,570	797,031

		2,476,580

HONG KONG — 0.9%
China Telecom Corp., Class H (Information Technology)	4,718,000	1,515,385
Swire Pacific Ltd., Class A (Industrial & Commercial)	143,000	1,015,064

		2,530,449

INDIA — 0.0%
National Thermal Power Corp., Ltd. (Utilities)	27,800	38,019

IRELAND — 2.5%
Allied Irish Banks, PLC (Finance)	284,472	4,983,692
CRH, PLC (Consumer Discretionary)	97,485	2,339,092

		7,322,784

ITALY — 1.5%
Eni SpA (Energy)	108,500	2,471,485
Telecom Italia SpA (Information Technology)	618,900	2,084,110

		4,555,595

JAPAN — 16.8%
Acom Co., Ltd. (Finance)	20,090	1,262,447
AEON Co., Ltd.(1)	64,200	1,028,899
Brother Industries, Ltd. (Industrial & Commercial)	84,000	720,737
Canon, Inc. (Information Technology)	70,500	3,484,196
Credit Saison Co., Ltd. (Finance)	32,700	1,047,512
Dai Nippon Printing Co., Ltd. (Industrial & Commercial)	173,000	2,372,058
East Japan Railway Co. (Industrial & Commercial)	460	2,421,167
Funai Electric Co. (Information Technology)	12,900	1,689,525
Hitachi, Ltd. (Information Technology)	393,000	2,477,023
Honda Motor Co., Ltd. (Consumer Discretionary)	23,300	1,127,295
Japan Tobacco, Inc. (Consumer Staples)	306	2,692,048
JFE Holdings, Inc. (Materials)	49,900	1,341,512
Kubota Corp. (Industrial & Commercial)	192,000	876,315
Mitsubishi Corp. (Industrial & Commercial)	87,000	962,693
Nippon Telegraph & Telephone Corp. (Information Technology)	415	1,764,706
Nissan Motor Co., Ltd. (Consumer Discretionary)	313,000	3,534,467
Nomura Securities Co., Ltd. (Finance)	142,000	1,744,389
NTT DoCoMo, Inc. (Information Technology)	1,009	1,782,972
Omron Corp. (Information Technology)	96,300	2,188,533
Onward Kashiyama Co., Ltd. (Consumer Discretionary)	186,000	2,425,514
Sankyo Co., Ltd. (Healthcare)	131,400	2,731,680
Sony Corp. (Information & Entertainment)	41,000	1,429,624
Tokyo Gas Co., Ltd. (Utilities)	649,000	2,422,443
Toyota Motor Corp. (Consumer Discretionary)	116,900	4,562,221
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)	55,100	2,025,410

		50,115,386

NETHERLANDS — 6.7%
ABN AMRO Holding NV (Finance)	166,285	3,989,905
Aegon NV (Finance)	181,212	1,989,677
European Aeronautic Defense and Space Co. (Industrial & Commercial)	83,359	2,384,176
ING Groep NV (Finance)	144,556	3,838,508
Koninklijke KPN NV (Information Technology)	149,831	1,202,202
Koninklijke Philips Electronics NV (Information Technology)	189,048	4,487,704
TPG NV (Industrial & Commercial)	92,134	2,233,100

		20,125,272

PORTUGAL — 0.3%
Portugal Telecom SGPS SA (Information Technology)	85,986	971,621

SINGAPORE — 0.6%
DBS Group Holdings, Ltd. (Finance)	175,000	1,641,661

SOUTH KOREA — 2.0%
Hyundai Motor Co., Ltd. (Consumer Discretionary)	31,460	1,525,929
Samsung Electronics Co., Ltd. (Information Technology)	5,590	2,194,556
SK Telecom Co., Ltd. ADR (Information Technology)	110,796	2,186,005

		5,906,490

SPAIN — 1.6%
Iberdrola SA (Energy)	104,485	2,294,454
Telefonica SA (Information Technology)	145,939	2,416,651

		4,711,105

SWEDEN — 3.6%
Nordea AB (Finance)	146,000	1,264,360
SKF AB, Class B (Materials)	70,000	2,721,714
Svenska Cellulosa AB, Class B (Materials)	49,600	1,851,387
Telefonaktiebolaget LM Ericsson, Class B (Information Technology)†	1,725,632	5,026,053

		10,863,514

SWITZERLAND — 13.4%
Adecco SA (Industrial & Commercial)	20,812	1,004,952
Ciba Specialty Chemicals AG (Materials)†	31,036	2,140,727
Credit Suisse Group (Finance)†	118,749	4,073,014
Micronas Semiconductor Holding (Materials)†	22,498	885,674
Nestle SA (Consumer Staples)	29,181	6,923,124
Novartis AG (Healthcare)	204,502	9,780,605
Roche Holding AG (Healthcare)	39,796	4,079,932
Swiss Reinsurance (Finance)	61,839	3,806,991
UBS AG (Finance)	23,225	1,678,798
Zurich Financial Services AG (London) (Finance)†	332	46,828
Zurich Financial Services AG (virt-x) (Finance)†	38,949	5,562,279

		39,982,924

TAIWAN — 0.8%
Compal Electronics, Inc. (Information Technology)	1	1
Taiwan Semiconductor Manufacturing Co., Ltd. (Information Technology)	1,739,162	2,277,629

		2,277,630

UNITED KINGDOM — 23.2%
Aggregate Industries, PLC (Industrial & Commercial)	1,290,899	2,194,422
AstraZeneca, PLC (Healthcare)	47,119	1,932,753
Barclays, PLC (Finance)	846,290	8,274,028
BHP Billiton, PLC (Materials)	351,555	3,575,996
BP, PLC (Energy)	453,469	4,395,985
Diageo, PLC (Consumer Staples)	360,052	4,820,376
Dixons Group, PLC (Consumer Discretionary)	478,437	1,510,107
GUS, PLC (Consumer Discretionary)	180,953	2,962,986
Hilton Group, PLC (Information & Entertainment)	410,187	1,942,973
HSBC Holdings, PLC (Finance)	692,761	11,197,097
John Wood Group, PLC (Utilities)	299,012	788,546
Reckitt & Benckiser, PLC (Consumer Staples)	60,768	1,668,444
Rio Tinto, PLC (Materials)	145,196	3,799,713
Royal Bank of Scotland Group, PLC (Finance)	304,195	8,972,496
Scottish Power, PLC (Energy)	129,618	1,047,508
Shell Transport & Trading Co., PLC (Energy)	741,729	5,844,341
Tesco, PLC (Consumer Staples)	391,187	2,063,253
Vodafone Group, PLC (Information Technology)	880,976	2,258,523

		69,249,547

UNITED STATES — 1.1%
ACE, Ltd. (Finance)	50,100	1,906,806
XL Capital, Ltd., Class A (Finance)	18,232	1,321,820

		3,228,626

TOTAL COMMON STOCK (cost $247,449,554)		290,958,067

Preferred Stock — 0.7%
BRAZIL — 0.7%
Banco Itau SA ADR (Finance) (cost $1,719,188)	36,100	2,184,050

TOTAL INVESTMENT SECURITIES (cost $249,168,742)		293,142,117

Repurchase Agreement — 1.5%
Agreement with Bank of America NA, bearing interest at 1.84%, dated 10/29/04, to be repurchased 11/01/04 in the amount of $4,620,708 and collateralized by $4,720,000 of Federal National Mortgage Assoc. Notes, bearing interest at 1.72%, due 11/12/04 and having an approximate value of $4,717,559 (cost $4,620,000)		$4,620,000	4,620,000

TOTAL INVESTMENTS — (cost $253,788,742)@
	99.8%		297,762,117
Other assets less liabilities—	0.2		524,610

NET ASSETS—	100.0%		$298,286,727

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	Illiquid security

ADR- American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO

Alliance Capital Management, L.P.	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 96.4%	Shares/ Warrants/ Principal Amount	Value (Note 1)
AUSTRALIA — 0.5%
Rinker Group, Ltd. (Materials)	181,990	$1,182,938

BERMUDA — 1.1%
Esprit Holdings, Ltd. (Industrial & Commercial)	444,500	2,375,692

FRANCE — 2.2%
Sanofi-Synthelabo SA (Healthcare)	15,921	1,167,436
Total SA (Energy)	18,134	3,782,592

		4,950,028

GERMANY — 2.9%
SAP AG (Information Technology)	37,508	6,409,306

ISRAEL — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR (Healthcare)	107,900	2,805,400

ITALY — 1.6%
Eni SpA (Energy)	155,913	3,551,490

JAPAN — 8.8%
Canon, Inc. (Information Technology)	82,500	4,077,250
Denso Corp. (Consumer Discretionary)	112,100	2,690,612
Honda Motor Co., Ltd. (Consumer Discretionary)	27,900	1,349,851
Hoya Corp. (Healthcare)	63,100	6,487,390
Keyence Corp. (Information Technology)	8,700	1,963,203
Mitsubishi Corp. (Industrial & Commercial)	276,000	3,054,061

		19,622,367

MEXICO — 1.3%
America Movil SA de CV, Series L ADR (Information Technology)	67,800	2,983,200

NETHERLANDS — 1.1%
ASML Holding NV (Information Technology)†	80,837	1,155,504
ING Groep NV (Finance)	51,469	1,366,697

		2,522,201

PANAMA — 2.6%
Carnival Corp. (Information & Entertainment)	112,200	5,672,832

SINGAPORE — 1.0%
Flextronics International, Ltd. (Information Technology)†	179,200	2,159,360

SOUTH KOREA — 1.0%
Samsung Electronics Co., Ltd. (Information Technology)	5,890	2,312,331

SPAIN — 0.8%
Banco Bilbao Vizcaya Argentaria SA (Finance)	106,367	1,674,250

SWEDEN — 1.8%
Telefonaktiebolaget LM Ericsson, Class B (Information Technology)†	1,406,599	4,096,842

SWITZERLAND — 4.8%
Novartis AG (Healthcare)	90,301	4,318,776
Roche Holding AG (Healthcare)	40,380	4,139,804
UBS AG (Finance)	31,577	2,282,516

		10,741,096

UNITED KINGDOM — 12.9%
BHP Billiton, PLC (Materials)	121,398	1,234,853
HSBC Holdings, PLC (Finance)	457,197	7,389,676
Reckitt & Benckiser, PLC (Consumer Staples)	195,424	5,365,555
Royal Bank of Scotland Group, PLC (Finance)	180,786	5,332,440
Standard Chartered, PLC (Finance)†	70,610	1,263,247
Tesco, PLC (Consumer Staples)	1,443,640	7,614,247
WPP Group, PLC (Industrial & Commercial)	45,779	459,772

		28,659,790

UNITED STATES — 50.7%
ACE, Ltd. (Finance)	58,500	2,226,510
Affiliated Computer Services, Inc., Class A (Information Technology)†	42,000	2,291,100
AFLAC, Inc. (Finance)	82,900	2,974,452
Ambac Financial Group, Inc. (Finance)	34,600	2,700,876
American International Group, Inc. (Finance)#	65,068	3,950,278
Apollo Group, Inc. (Education)†	16,900	1,115,400
Avon Products, Inc. (Consumer Staples)	89,700	3,547,635
Bed Bath & Beyond, Inc. (Consumer Discretionary)†	55,700	2,272,003
Boston Scientific Corp. (Healthcare)†	93,700	3,307,610
Broadcom Corp., Class A (Information Technology)†	36,300	981,915
Citigroup, Inc. (Finance)	200,730	8,906,390
Commerce Bancorp, Inc. (Finance)	72,800	4,312,672
Corning, Inc. (Information Technology)†	51,600	590,820
Danaher Corp. (Industrial & Commercial)	83,100	4,581,303
Dell, Inc. (Information Technology)†	68,600	2,405,116
eBay, Inc. (Information Technology)†	12,600	1,229,886
Electronic Arts, Inc. (Information Technology)†	54,300	2,439,156
Home Depot, Inc. (Consumer Discretionary)	142,500	5,853,900
International Game Technology (Information & Entertainment)	37,700	1,245,608
J.P. Morgan Chase & Co. (Finance)	130,950	5,054,670
Juniper Networks, Inc. (Information Technology)†	142,800	3,799,908
Lehman Brothers Holdings, Inc. (Finance)	29,300	2,406,995
Lowe’s Cos., Inc. (Consumer Discretionary)	124,600	7,012,488
Marvell Technology Group, Ltd. (Information Technology)†	155,100	4,431,207
MBNA Corp. (Finance)	110,580	2,834,166
Nabors Industries, Ltd. (Energy)†	23,100	1,134,672
Pfizer, Inc. (Healthcare)	132,900	3,847,455
Procter & Gamble Co. (Consumer Staples)	82,800	4,237,704
St. Jude Medical, Inc. (Healthcare)†	45,000	3,445,650
Symantec Corp. (Information Technology)†	32,500	1,850,550
United Technologies Corp. (Industrial & Commercial)	14,100	1,308,762
UnitedHealth Group, Inc. (Healthcare)	83,600	6,052,640
Wellpoint Health Networks, Inc. (Healthcare)†	55,100	5,381,066
XTO Energy, Inc. (Energy)	34,700	1,158,286
Zimmer Holdings, Inc. (Healthcare)†	26,700	2,071,653

		112,960,502

TOTAL COMMON STOCK (cost $186,632,298)		214,679,625

Preferred Stock — 0.6%
GERMANY — 0.6%
Porsche AG (Consumer Discretionary)	2,047	1,307,049

Warrants — 0.4%†
UNITED STATES — 0.4%
Merrill Lynch International (Finance)	710,000	930,100

Equity Certificates — 1.2%
TAIWAN — 0.8%
Hon Hai Precision Industry Co., Ltd.	480,235	1,766,679

UNITED STATES — 0.4%
Citigroup Global Markets Holdings, Inc.*	243,200	894,679

TOTAL EQUITY CERTIFICATES (cost $2,797,959)		2,661,358

TOTAL INVESTMENT SECURITIES (cost $191,854,966)		219,578,132

Short-Term Securities — 0.2%
TIME DEPOSIT — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.35% due 11/01/04 (cost $341,000)		$341,000	341,000

TOTAL INVESTMENTS —
(cost $192,195,966) @	98.8%		219,919,132
Other assets less liabilities—	1.2		2,709,386

NET ASSETS—	100.0%		$222,628,518

† Non-income producing security

ADR - American Depository Receipt
# Security represents an investment in an affiliated company
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004 the aggregate value of these securities was $894,679 representing .40% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
@ See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investment

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

Morgan Stanley Investment Management, Inc. (dba-Van Kampen)	Investment Portfolio — October 31, 2004 (unaudited)

Common Stock — 83.4%	Shares/ Principal Amount	Value (Note 1)
AUSTRALIA — 2.8%
Alumina, Ltd. (Materials)	44,600	$183,693
Amcor, Ltd. (Materials)	33,767	192,935
AMP, Ltd. (Finance)	23,235	110,835
Australia & New Zealand Banking Group, Ltd. (Finance)	25,262	385,916
Australian Gas Light Co., Ltd. (Utilities)	8,124	79,696
BHP Billiton, Ltd. (Materials)	144,590	1,499,626
BHP Steel, Ltd. (Materials)	28,169	163,059
Boral, Ltd. (Materials)	22,560	112,176
Brambles Industries, Ltd. (Industrial & Commercial)	17,296	91,830
Centro Props Group (Real Estate)	13,022	47,197
CFS Gandel Retail Trust (New Shares) (Real Estate)	1,005	1,129
CFS Gandel Retail Trust (Ordinary Shares) (Real Estate)	27,893	32,794
Coca-Cola Amatil, Ltd. (Consumer Staples)	8,968	49,427
Coles Myer, Ltd. (Consumer Discretionary)	18,767	134,072
Commonwealth Bank of Australia (Finance)	20,875	501,795
CSL, Ltd. (Healthcare)	1,764	38,044
CSR, Ltd. (Consumer Discretionary)	35,243	71,258
Foster’s Group, Ltd. (Consumer Staples)	35,667	134,882
General Property Trust (Real Estate)(1)	34,591	96,361
Insurance Australia Group, Ltd. (Finance)	29,693	119,850
Investa Property Group (Real Estate)	22,411	34,908
James Hardie Industries NV (Consumer Discretionary)	17,644	83,240
John Fairfax Holdings, Ltd. (Information & Entertainment)	17,528	56,310
Leighton Holdings, Ltd. (Industrial & Commercial)	4,415	36,963
Lend Lease Corp., Ltd. (Finance)	7,244	62,601
Macquarie Bank, Ltd. (Finance)	3,651	108,241
Macquarie Infrastructure Group (Industrial & Commercial)	33,401	92,796
Mayne Nickless, Ltd. (Industrial & Commercial)	15,732	51,836
Mirvac Group (Real Estate)	14,099	47,828
National Australia Bank, Ltd. (Finance)	26,332	557,448
Newcrest Mining, Ltd. (Materials)	12,637	157,657
News Corp., Ltd. (Information & Entertainment)†	24,882	200,676
OMV AG (Energy)	959	231,014
OneSteel, Ltd. (Materials)	21,344	42,036
Orica, Ltd. (Materials)	10,388	132,088
Origin Energy, Ltd. (Energy)	5,474	27,670
Pacific Dunlop, Ltd. (Industrial & Commercial)	3,411	22,887
Paperlinx, Ltd. (Materials)	17,158	61,931
Patrick Corp., Ltd. (Industrial & Commercial)	14,094	58,682
QBE Insurace Group, Ltd. (Finance)	11,654	119,823
Rinker Group, Ltd. (Materials)	36,350	236,276
Rio Tinto, Ltd. (Materials)	11,977	328,264
Santos, Ltd. (Energy)	10,920	67,873
Sonic Healthcare, Ltd. (Healthcare)	2,396	18,212
Southcorp, Ltd. (Consumer Staples)†	12,444	33,547
Stockland Trust Group (Real Estate)	21,841	96,323
Suncorp-Metway, Ltd. (Finance)	9,634	123,511
TABCORP Holdings, Ltd. (Information & Entertainment)	7,087	79,606
Telstra Corp., Ltd. (Information Technology)	37,714	131,891
Transurban Group (Industrial & Commercial)	9,658	45,926
Wesfarmers, Ltd. (Industrial & Commercial)	6,564	170,812
Westfield Group (Real Estate)†	19,073	214,242
Westpac Banking Corp., Ltd. (Finance)	29,521	417,376
WMC Resources, Ltd. (Materials)	44,517	225,022
Woodside Petroleum, Ltd. (Energy)	8,329	121,438
Woolworths, Ltd. (Consumer Staples)	17,269	173,029

		8,716,558

AUSTRIA — 0.4%
Bank Austria Creditanstalt AG (Finance)	1,487	110,388
Boehler-Uddeholm AG (Materials)	417	40,023
Erste Bank der Oesterreichischen Sparkassen AG (Finance)	10,480	467,919
Flughafen Wien AG (Industrial & Commercial)	995	65,626
Mayr-Melnhof Karton AG (Materials)	436	61,681
Radex Heraklith Industriebeteiligungs AG (Industrial & Commercial)†	863	20,265
Telekom Austria AG (Information Technology)	21,425	327,092
VA Technologies AG (Energy)†	637	39,935
Voestalpine AG (Materials)	1,720	100,457
Wienerberger AG (Consumer Staples)	3,608	143,594

		1,376,980

BELGIUM — 0.7%
AGFA-Gevaert NV (Information Technology)	4,916	155,388
Bekaert SA (Information Technology)	195	12,727
Belgacom SA (Utilities)†	2,475	91,217
Dexia (Finance)	22,191	445,846
Electrabel SA (Energy)	537	201,349
Fortis (Finance)	30,366	773,690
KBC Bankverzekeringsholding (Finance)	3,061	225,041
Solvay SA (Materials)	1,506	152,251
UCB SA (Healthcare)	2,167	114,862
Umicore (Materials)	205	15,885

		2,188,256

BERMUDA — 0.1%
Esprit Holdings, Ltd. (Industrial & Commercial)	34,519	184,491
Yue Yuen Industrial Holdings, Ltd. (Consumer Discretionary)	44,500	111,772

		296,263

BRAZIL — 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acuca Sponsored ADR (Consumer Staples)	600	14,280
Companhia Siderurgica Nacional SA (Materials)	5,000	73,749
Souza Cruz SA (Consumer Staples)	4,000	45,068
Uniao de Bancos Brasileiros SA GDR (Finance)†	3,500	92,575

		225,672

CHINA — 0.4%
Aluminium Corporation of China, Ltd., Class H (Materials)	204,000	117,287
Beijing Capital International Airport Co., Ltd., Class H (Industrial & Commercial)	84,000	30,218
Beijing Datang Power Generation Co., Ltd., Class H (Energy)	88,000	70,097
China Life Insurance Co., Ltd., Class H (Finance)†	461,000	305,023
China Oilfield Services, Ltd., Class H (Utilities)	96,000	28,059
China Shipping Container Lines Co., Ltd., Class H (Materials)†	132,000	55,541
Jiangxi Copper Co., Ltd. (Materials)	72,000	38,158
Maanshan Iron & Steel Co., Ltd. (Materials)	108,000	37,811
PICC Property & Casualty Co., Ltd. (Finance)†	214,000	76,983
Ping An Insurance Group Co. of China Ltd. (Finance)†	162,500	255,749
Shandong International Power Development Co., Ltd. (Utilities)†	88,000	28,265
Sinopec Shanghai Petrochemical Co., Ltd. (Materials)	144,000	50,877
Sinopec Zhenhai Refining & Chemical Co., Ltd. (Energy)	44,000	42,115
Weiqiao Textile Co (Consumer Discretionary)	21,500	31,213

		1,167,396

DENMARK — 0.3%
Danske Bank A/S (Finance)	19,795	554,737
Falck A/S (Industrial & Commercial)†	1,100	9,149
ISS A/S (Industrial & Commercial)	600	32,028
Novo Nordisk A/S, Class B (Healthcare)	6,350	316,543

Novozymes AS, Class B (Healthcare)	628	28,007
TDC AS (Information Technology)	2,200	81,636
Vestas Wind Systems A/S (Consumer Staples)†	1,200	14,929

		1,037,029

FINLAND — 1.2%
Fortum Oyj (Energy)	9,774	150,093
Kesko Oyj, Class B (Consumer Discretionary)	4,686	105,242
Kone Corp., Class B (Industrial & Commercial)	1,840	118,439
Metso Oyj (Industrial & Commercial)	9,485	134,003
Nokia Oyj (Information Technology)	149,993	2,320,628
Outokumpu Oyj (Materials)	6,150	106,326
Rautaruukki Oyj (Materials)	212	2,206
Sampo Oyj, Class A (Finance)	8,167	97,615
Stora Enso Oyj (Materials)	17,082	244,612
TietoEnator Oyj (Information Technology)	4,104	115,541
UPM-Kymmene Oyj (Materials)	12,939	256,650
Uponor Oyj (Consumer Staples)	582	20,482
Wartsila Oyj, Class B (Industrial & Commercial)	1,850	50,426

		3,722,263

FRANCE — 6.0%
Accor SA (Information & Entertainment)	5,338	222,282
Alcatel SA (Information Technology)†	38,799	569,001
Alstom SA (Industrial & Commercial)†	1,833	1,243
Atos Origin SA (Information & Entertainment)†	413	25,903
AXA (Finance)	29,215	630,709
BNP Paribas SA (Finance)	26,177	1,787,156
Bouygues SA (Consumer Discretionary)	6,420	253,700
Business Objects SA (Information Technology)†	1,235	31,609
Caisse Nationale du Credit Agricole SA (Finance)	10,853	319,021
Cap Gemini SA (Information Technology)†	2,957	74,660
Carrefour SA (Consumer Staples)	6,477	284,548
Cie de Saint-Gobain SA (Consumer Discretionary)	12,984	715,303
CNP Assurances (Finance)	1,506	102,818
Dassault Systemes SA (Information Technology)	1,145	58,288
Essilor International SA (Healthcare)	754	51,332
Establissements Economiques du Casino Guichard-Perrachon SA (Consumer Staples)	316	21,897
France Telecom SA (Information Technology)	38,195	1,096,826
Groupe Danone (Consumer Staples)	3,938	330,589
Imerys SA (Industrial & Commercial)	1,392	98,152
L’Air Liquide SA (Materials)	2,941	476,472
Lafarge SA (Materials)	4,033	369,272
Lagardere SCA (Information & Entertainment)	3,473	224,442
LVMH Moet Henessy Louis Vuitton SA (Consumer Staples)	9,509	653,458
Michelin SA, Class B (Consumer Discretionary)	3,515	191,846
PSA Peugeot Citroen (Consumer Discretionary)	4,871	300,264
Publicis Groupe (Information & Entertainment)	2,656	79,466
Renault SA (Consumer Discretionary)	4,410	370,212
Sagem SA (Information Technology)	592	54,054
Sanofi-Synthelabo SA (Healthcare)(3)	22,545	1,653,153
Schneider Electric SA (Industrial & Commercial)	5,895	391,525
Societe BIC SA (Information Technology)	1,367	63,571
Societe Generale, Class A (Finance)	10,273	955,740
Societe Television Francaise(1) (Information & Entertainment)	3,229	97,477
Sodexho Alliance SA (Consumer Staples)	2,836	71,895
STMicroelectronics NV (Information Technology)	18,817	347,958
Suez SA (Utilities)	17,092	400,707
Technip SA (Industrial & Commercial)	299	47,025
Thales SA (Industrial & Commercial)	5,741	207,693
Thomson (Information & Entertainment)	8,837	200,617
Total SA (Energy)(3)	16,923	3,529,988
Valeo SA (Consumer Discretionary)	1,868	69,204
Veolia Environnement (Industrial & Commercial)	3,248	98,716
Vinci SA (Industrial & Commercial)	2,132	254,689

Vivendi Universal SA (Information & Entertainment)†	25,454	697,398
Zodiac SA (Industrial & Commercial)	350	13,589

		18,495,468

GERMANY — 5.9%
Adidas-Salomon AG (Consumer Discretionary)	1,418	198,755
Allianz AG (Finance)	10,364	1,105,853
Altana AG (Healthcare)	1,756	89,010
BASF AG (Materials)	13,040	816,008
Bayer AG (Materials)	16,121	458,193
Bayerische Hypo-und Vereinsbank AG (Finance)†	29,648	581,629
Beiersdorf AG (Consumer Staples)	3,909	372,325
Commerzbank AG (Finance)†	35,613	653,075
Continental AG (Consumer Discretionary)	4,817	263,833
DaimlerChrysler AG (Consumer Discretionary)	30,616	1,268,626
Deutsche Bank AG (Finance)	26,062	1,987,419
Deutsche Boerse AG (Finance)	7,778	389,680
Deutsche Lufthansa AG (Information & Entertainment)†	5,246	69,348
Deutsche Post AG (Industrial & Commercial)	19,093	374,318
Deutsche Telekom AG (Information Technology)†	92,181	1,771,820
Douglas Holding AG (Consumer Discretionary)	1,736	53,651
E.ON AG (Energy)(3)	23,695	1,933,969
Epcos AG (Information Technology)†	1,265	19,248
Fresenius Medical Care AG (Healthcare)	1,985	152,412
Gehe AG (Healthcare)	1,266	92,070
HeidelbergCement AG (Materials)	1,074	53,024
Infineon Technologies AG (Information Technology)†	13,171	143,941
KarstadtQuelle AG (Consumer Discretionary)	1,417	16,121
Linde AG (Industrial & Commercial)	3,561	215,775
MAN AG (Industrial & Commercial)	3,665	127,102
Merck KGaA (Healthcare)	1,383	77,288
Metro AG (Consumer Discretionary)	4,595	220,097
Muenchener Rueckversicherungs-Gesellschaft AG (Finance)	1,602	157,200
Puma AG (Consumer Discretionary)	456	114,550
RWE AG (Energy)	13,223	702,580
SAP AG (Information Technology)	5,200	888,567
Schering AG (Healthcare)	4,085	263,417
Siemens AG (Industrial & Commercial)	24,383	1,820,691
ThyssenKrupp AG (Materials)	11,431	215,035
TUI AG (Information & Entertainment)	4,542	94,975
Volkswagen AG (Consumer Discretionary)	8,073	359,726

		18,121,331

GREECE — 0.2%
Alpha Bank AE (Finance)	5,280	150,677
EFG Eurobank Ergasias SA (Finance)	3,749	102,189
National Bank of Greece SA (Finance)	8,110	226,248
Titan Cement Co. (Materials)	1,100	29,026

		508,140

HONG KONG — 2.6%
Angang New Steel, Class H (Materials)	56,000	22,663
ASM Pacific Technology, Ltd. (Industrial & Commercial)	2,000	6,462
Bank of East Asia, Ltd. (Finance)	66,117	189,428
BOC Hong Kong (Holdings), Ltd. (Finance)	177,500	323,826
BYD Co., Ltd., Class H (Information Technology)	9,500	26,730
Cathay Pacific Airways, Ltd. (Information & Entertainment)	52,000	90,191
Cheung Kong Holdings, Ltd. (Real Estate)	71,000	588,360
Cheung Kong Infrastructure Holdings, Ltd. (Industrial & Commercial)	47,000	125,901
China Petroleum & Chemical Corp., Class H (Energy)	1,040,000	394,167
China Shipping Development Co., Ltd., Class H (Industrial & Commercial)	80,000	66,808
China Southern Airlines Co., Ltd., Class H (Information & Entertainment)†	72,000	25,207
China Telecom Corp., Class H (Information Technology)	860,000	276,225

CLP Holdings, Ltd. (Energy)	85,700	492,168
Hang Lung Properties, Ltd. (Real Estate)	67,000	99,422
Hang Seng Bank, Ltd. (Finance)	36,400	486,362
Henderson Land Development Co., Ltd. (Real Estate)	36,000	167,431
Hong Kong & China Gas Co., Ltd. (Utilities)	176,754	340,632
Hong Kong Electric Holdings, Ltd. (Energy)	66,500	298,176
Hong Kong Exchanges & Clearing, Ltd. (Finance)	54,000	122,798
Hopewell Holdings, Ltd. (Industrial & Commercial)	32,000	68,864
Huaneng Power International, Inc., Class H (Energy)	190,000	142,802
Hutchison Whampoa, Ltd. (Industrial & Commercial)	100,500	774,716
Hysan Development Co., Ltd. (Real Estate)	21,295	35,293
Jiangsu Express Co. (Industrial & Commercial)	76,000	31,978
Johnson Electric Holdings, Ltd. (Information Technology)	76,800	76,469
Li & Fung, Ltd. (Consumer Discretionary)	82,000	121,681
MTR Corp., Ltd. (Industrial & Commercial)	67,621	101,212
New World Development Co., Ltd. (Real Estate)	113,589	99,236
PCCW, Ltd. (Information Technology)†	177,130	107,527
PetroChina Co., Ltd. (Energy)	1,090,000	570,662
Shangri-La Asia, Ltd. (Information & Entertainment)	59,531	68,453
Sino Land Co., Ltd. (Real Estate)	38,791	33,142
Sinotrans, Ltd., Class H (Industrial & Commercial)	111,000	36,009
South China Morning Post Holdings, Ltd. (Information & Entertainment)	14,000	5,621
Sun Hung Kai Properties, Ltd. (Real Estate)	63,000	582,771
Swire Pacific Ltd., Class A (Industrial & Commercial)	44,500	315,877
Techtronic Industries Co. (Industrial & Commercial)	45,000	89,613
Television Broadcasting, Ltd. (Information & Entertainment)	15,000	64,174
Wharf Holdings, Ltd. (Industrial & Commercial)	59,742	197,260
Yanzhou Coal Mining, Ltd. (Energy)	76,000	100,572
Zhejiang Expresswa Co., Ltd., Class H (Industrial & Commercial)	88,000	59,356

		7,826,245

IRELAND — 0.4%
Allied Irish Banks, PLC (Finance)	26,046	455,307
Bank of Ireland (Finance)	30,419	418,468
CRH, PLC (Consumer Discretionary)	5,713	137,080
DCC (Consumer Staples)	1,050	21,203
Elan Corp., PLC (Healthcare)†	9,600	248,037
Independent News & Media, PLC (Information & Entertainment)	10,300	30,184
Irish Life & Permanent, PLC (Finance)	1,300	22,109

		1,332,388

ITALY — 2.2%
Alleanza Assicurazioni SpA (Finance)	5,666	67,070
Assicurazione Generali SpA (Finance)	8,592	255,858
Autogrill SpA (Information & Entertainment)†	1,736	25,637
Autostrade Meridionali SpA (Industrial & Commercial)	936	20,542
Banca Antonveneta SpA (Finance)†	1,060	22,341
Banca Fideuram SpA (Finance)	2,017	10,195
Banca Intesa SpA (Finance)	9,550	32,264
Banca Monte dei Paschi di Siena SpA (Finance)	10,459	31,319
Banca Nazionale del Lavoro SpA (Finance)†	11,348	26,357
Banca Popolare di Milano SpA (Finance)	3,981	28,071
Banche Popolari Unite Scrl (Finance)	1,514	27,008
Banco Popolare di Verona e Novara Scrl (Finance)	8,460	150,485
Benetton Group SpA (Consumer Discretionary)	1,455	16,851
Capitlia SpA (Finance)	7,294	28,096
Enel SpA (Energy)	40,734	369,583
Eni SpA (Energy)	65,568	1,493,551
Fiat SpA (Consumer Discretionary)†	9,368	68,333
Finmeccanica SpA (Industrial & Commercial)	93,102	74,226
IntesaBci SpA (Finance)	83,987	345,005
Italcementi SpA (Materials)	1,055	16,255
Luxottica Group SpA (Healthcare)	2,180	40,368
Mediaset SpA (Information & Entertainment)	13,570	155,248

Mediobanca SpA (Finance)	5,759	80,036
Mediolanum SpA (Finance)	1,516	9,545
Pirelli & C. SpA (Consumer Discretionary)	33,751	37,663
Riunione Adriatica di Sicurta SpA (Finance)	3,122	66,161
Sanpaolo IMI SpA (Finance)	32,151	408,968
Seat Pagine Gialle SpA (Information & Entertainment)†	49,345	16,765
Snam Rete Gas SpA (Energy)	7,331	37,338
Telecom Italia Mobile SpA (Information Technology)	131,490	777,397
Telecom Italia SpA (Information Technology)	306,471	1,023,618
Telecom Italia RNC (Information Technology)	197,729	493,416
Tiscali SpA (Information Technology)†	1,975	8,088
UniCredito Italiano SpA (Finance)	106,213	572,227

		6,835,885

JAPAN — 23.4%
Advantest Corp. (Information Technology)	3,700	259,079
Ajinomoto Co., Inc. (Consumer Staples)	28,000	310,626
ALPS ELECTRIC Co., Ltd. (Information Technology)	8,000	96,537
AMADA Co., Ltd. (Industrial & Commercial)	8,000	42,636
Asahi Breweries, Ltd. (Consumer Staples)	16,400	169,230
Asahi Glass Co., Ltd. (Consumer Discretionary)	48,200	443,627
Asahi Kasei Corp. (Materials)	50,000	213,560
Asatsu-DK, Inc. (Industrial & Commercial)	1,100	31,288
Bellsystem 24, Inc. (Industrial & Commercial)	100	25,797
Benesse Corp. (Education)	2,200	61,328
Bridgestone Corp. (Consumer Discretionary)	40,400	732,984
Canon, Inc. (Information Technology)	40,600	2,006,501
Casio Computer Co., Ltd. (Information Technology)	15,600	185,593
Central Japan Railway Co. (Industrial & Commercial)	63	510,787
Chubu Electric Power Co., Inc. (Energy)	20,300	442,159
Chugai Pharmaceutical Co., Ltd. (Healthcare)	15,500	243,137
Citizen Watch Co., Ltd. (Consumer Discretionary)	14,000	131,765
Coca Cola West Japan (Consumer Staples)	600	14,571
Comsys Holdings Corp. (Industrial & Commercial)	1,000	7,588
Credit Saison Co., Ltd. (Finance)	5,100	163,374
CSK Corp. (Information Technology)	3,800	154,047
Dai Nippon Printing Co., Ltd. (Industrial & Commercial)	18,400	252,288
Daicel Chemical Industries, Ltd. (Materials)	4,000	18,937
Daiichi Pharmaceutical Co., Ltd. (Healthcare)	11,400	222,452
Daikin Industries, Ltd. (Industrial & Commercial)	13,400	326,690
Daimaru, Inc. (Consumer Discretionary)	11,000	81,909
Dainippon Ink & Chemicals, Inc. (Materials)	26,000	58,720
Daito Trust Construction Co., Ltd. (Real Estate)	4,500	190,503
Daiwa House Industry Co., Ltd. (Consumer Discretionary)	24,400	249,937
Daiwa Securities Group, Inc. (Finance)	144,000	884,479
Denki Kagaku Kogyo Kabushiki Kaisha (Materials)	17,000	51,727
Denso Corp. (Consumer Discretionary)	28,609	686,670
DOWA MINING CO., Ltd. (Materials)	8,000	48,382
East Japan Railway Co. (Industrial & Commercial)	147	773,721
Ebara Corp. (Industrial & Commercial)	12,600	58,342
Eisai Co., Ltd. (Healthcare)	13,000	374,675
FamilyMart Co., Ltd. (Consumer Discretionary)	2,400	64,522
Fanuc, Ltd. (Information Technology)	7,200	435,436
Fast Retailing Co., Ltd. (Consumer Discretionary)	4,000	254,760
Fuji Photo Film Co., Ltd. (Information & Entertainment)	19,600	670,465
Fuji Television Network, Inc. (Information & Entertainment)	18	40,652
Fujikura, Ltd. (Industrial & Commercial)	6,000	26,421
Fujisawa Pharmaceutical Co. (Healthcare)	12,000	314,103
Fujitsu, Ltd. (Information Technology)	87,400	521,138
Furukawa Electric Co., Ltd. (Industrial & Commercial)†	22,600	94,821
Hankyu Department Stores, Inc. (Consumer Discretionary)	4,000	27,971
Hirose Electric Co., Ltd. (Information Technology)	1,600	158,904
Hitachi, Ltd. (Information Technology)	157,800	994,591
Hokkaido Electric Power Co., Ltd. (Utilities)	1,000	18,568
Honda Motor Co., Ltd. (Consumer Discretionary)	42,352	2,049,064
Hoya Corp. (Healthcare)	5,050	519,197

Isetan Co., Ltd. (Consumer Discretionary)	7,000	71,439
Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial & Commercial)†	31,000	40,718
Ito En, Ltd. (Consumer Staples)	900	40,737
Ito-Yokado Co., Ltd. (Consumer Discretionary)	13,600	488,353
Itochu Corp. (Industrial & Commercial)†	48,000	206,832
Itochu Technology Science (Information Technology)	1,700	68,755
Japan Airlines Systems Corp. (Information & Entertainment)†	37,000	101,394
Japan Real Estate Investment Corp. (Real Estate)	12	96,159
Japan Tobacco, Inc. (Consumer Staples)	39	343,104
JFE Holdings, Inc. (Materials)	17,400	467,782
JGC Corp. (Industrial & Commercial)	5,000	53,059
JSR Corp. (Materials)	6,000	109,313
Jusco Co., Ltd. (Consumer Discretionary)	17,600	282,066
Kajima Corp. (Industrial & Commercial)	44,800	169,336
Kaken Pharmaceutical Co., Ltd. (Healthcare)	2,000	11,717
Kamigumi Co., Ltd. (Industrial & Commercial)	1,000	7,106
Kaneka Corp. (Materials)	10,000	104,418
Kansai Electric Power Co., Inc. (Utilities)	34,300	644,351
Kao Corp. (Consumer Staples)	28,800	665,400
Kawasaki Heavy Industries, Ltd. (Industrial & Commercial)	32,000	50,801
Kawasaki Kisen Kaisha, Ltd. (Industrial & Commercial)	3,000	20,043
Keihin Electric Express Railway Co., Ltd. (Industrial & Commercial)	17,000	98,313
Keio Teito Electric Railway Co., Ltd. (Industrial & Commercial)	7,000	37,108
Keyence Corp. (Information Technology)	1,600	361,049
Kikkoman Corp. (Consumer Staples)	5,000	44,035
Kinden Corp. (Utilities)	1,000	6,794
Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)	67,500	214,954
Kirin Brewery Co., Ltd. (Consumer Staples)	40,800	367,036
Kobe Steel, Ltd. (Materials)	75,000	104,890
Kokuyo Co., Ltd. (Information Technology)	2,000	21,356
Komatsu, Ltd. (Industrial & Commercial)	42,800	286,749
Konami Co., Ltd. (Information Technology)	4,400	99,372
Konica Corp. (Information & Entertainment)	22,000	293,957
Koyo Seiko Co., Ltd. (Consumer Discretionary)	1,000	11,302
Kubota Corp. (Industrial & Commercial)	57,000	260,156
Kuraray Co., Ltd. (Consumer Discretionary)	14,000	109,539
Kurita Water Industries, Ltd. (Utilities)	3,000	44,337
Kyocera Corp. (Information Technology)	7,900	574,070
Kyowa Hakko Kogyo Co., Ltd. (Healthcare)	16,400	114,990
Kyushu Electric Power Co., Inc. (Energy)	10,200	202,410
Lawson, Inc. (Consumer Discretionary)	2,200	73,593
Mabuchi Motor Co., Ltd. (Industrial & Commercial)	1,500	111,552
Marubeni Corp. (Consumer Discretionary)	47,200	123,993
Marui Co., Ltd. (Consumer Discretionary)	17,500	219,773
Matsushita Electric Industrial Co., Ltd. (Information & Entertainment)	90,000	1,307,158
Matsushita Electric Works, Ltd. (Materials)	5,000	41,295
Meiji Dairies Corp. (Consumer Staples)	8,000	45,660
Meiji Seika Kaisha, Ltd. (Consumer Staples)	10,000	41,200
Meitec Corp. (Information Technology)	1,000	37,704
Millea Holdings, Inc. (Finance)	52	687,928
Minebea Co., Ltd. (Information Technology)	10,000	42,523
Mitsubishi Chemical Corp. (Materials)	67,000	194,368
Mitsubishi Corp. (Industrial & Commercial)	47,000	520,076
Mitsubishi Electric Corp. (Information Technology)	79,800	374,021
Mitsubishi Estate Co., Ltd. (Real Estate)	67,000	708,462
Mitsubishi Heavy Industries, Ltd. (Industrial & Commercial)	136,400	384,098
Mitsubishi Logistcs Corp. (Industrial & Commercial)	3,000	26,790
Mitsubishi Rayon Co., Ltd. (Consumer Discretionary)	19,000	60,685
Mitsubishi Tokyo Financial Group, Inc. (Finance)	343	2,917,080
Mitsui & Co., Ltd. (Consumer Discretionary)	56,600	476,547
Mitsui Chemicals, Inc. (Utilities)	19,000	93,003
Mitsui Fudosan Co., Ltd. (Real Estate)	57,000	605,953
Mitsui Marine & Fire Co., Ltd. (Finance)	106,000	871,439

Mitsui Mining & Smelting Co., Ltd. (Materials)	22,000	87,106
Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial)	5,000	29,672
Mitsui Trust Holdings, inc. (Finance)	65,518	451,336
Mitsukoshi, Ltd. (Consumer Discretionary)	15,000	66,619
Murata Manufacturing Co., Ltd. (Information Technology)	11,300	539,239
Namco, Ltd. (Information & Entertainment)	3,000	35,096
NEC Corp. (Information Technology)	79,800	443,396
NEC Electronics (Information Technology)	2,000	97,897
Net One Systems Co., Ltd. (Information Technology)	27	103,076
NGK Insulators, Ltd. (Information Technology)	16,400	132,657
NGK Spark Plug Co., Ltd. (Consumer Discretionary)	9,000	88,618
Nidec Corp. (Industrial & Commercial)	2,200	238,658
Nikko Securities Co., Ltd. (Finance)	53,000	237,392
Nikon Corp. (Information & Entertainment)	15,000	147,555
Nintendo Co., Ltd. (Information & Entertainment)	4,700	531,179
Nippon Building Fund, Inc. (Real Estate)	11	92,719
Nippon Express Co., Ltd. (Industrial & Commercial)	35,400	170,937
Nippon Meat Packers, Inc. (Consumer Staples)	12,400	154,905
Nippon Mining Holdings, Inc. (Energy)	14,000	66,676
Nippon Mitsubishi Oil Corp. (Energy)	68,200	433,722
Nippon Sheet Glass Co., Ltd. (Materials)	15,000	50,602
Nippon Steel Corp. (Materials)	252,000	590,560
Nippon Telegraph & Telephone Corp. (Information Technology)	325	1,381,999
Nippon Unipac Holding, Inc. (Materials)	32	142,424
Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)	50,000	251,831
Nishimatsu Construction Co., Ltd. (Industrial & Commercial)	1,000	3,118
Nissan Chemical Industries, Ltd. (Materials)	4,000	32,544
Nissan Motor Co., Ltd. (Consumer Discretionary)	120,500	1,360,713
Nisshin Seifun Group, Inc. (Consumer Staples)	6,000	60,043
Nisshinbo Industries, Inc. (Consumer Discretionary)	2,000	13,248
Nissin Food Products Co., Ltd. (Consumer Staples)	3,200	78,167
Nitto Denko Corp. (Information Technology)	9,400	446,794
Nomura Research Institute, Ltd. (Information Technology)	1,000	87,503
Nomura Securities Co., Ltd. (Finance)	86,000	1,056,461
NSK, Ltd. (Industrial & Commercial)	27,000	116,343
NTN Corp. (Industrial & Commercial)	15,000	78,951
NTT Data Corp. (Information Technology)	68	186,988
NTT DoCoMo, Inc. (Information Technology)	375	662,651
Obayashi Corp. (Consumer Discretionary)	24,000	129,270
Obic Co., Ltd. (Information Technology)	400	75,181
Oji Paper Co., Ltd. (Materials)	44,800	256,121
Oki Electric Industry Co., Ltd. (Information Technology)†	29,000	99,476
Olympus Optical Co., Ltd. (Information Technology)	5,000	97,094
Omron Corp. (Information Technology)	11,000	249,988
Onward Kashiyama Co., Ltd. (Consumer Discretionary)	6,000	78,242
Oracle Corp. Japan (Information Technology)	1,800	90,489
Oriental Land Co., Ltd. (Information & Entertainment)	3,000	179,164
Orix Corp. (Finance)	2,600	305,391
Osaka Gas Co., Ltd. (Utilities)	99,200	287,781
Pioneer Corp. (Information & Entertainment)	6,751	122,421
Ricoh Co., Ltd. (Information Technology)	32,000	598,724
Rohm Co., Ltd. (Information Technology)	5,200	534,618
Sanden Corp. (Consumer Discretionary)	1,000	6,539
Sankyo Co., Ltd. (Healthcare)	24,500	509,331
Sanyo Electric Co., Ltd. (Information Technology)	71,000	227,442
Sapporo Breweries, Ltd. (Consumer Staples)	8,000	31,977
SECOM Co., Ltd. (Industrial & Commercial)	6,000	218,285
Seiko Epson Corp. (Consumer Discretionary)	4,800	198,668
Sekisui Chemical Co., Ltd. (Consumer Discretionary)	13,000	82,797
Sekisui House, Ltd. (Consumer Discretionary)	28,400	293,594
Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)	16,000	464,163
Sharp Corp. (Information Technology)	37,800	522,931
Shimachu Co., Ltd. (Consumer Discretionary)	2,400	55,904
Shimamura Co., Ltd. (Consumer Discretionary)	900	66,081
Shimano, Inc. (Information & Entertainment)	4,700	115,696

Shimizu Corp. (Consumer Discretionary)	34,000	144,578
Shin-Etsu Chemical Co., Ltd. (Materials)	17,448	664,450
Shionogi & Co., Ltd. (Healthcare)	16,000	248,713
Shiseido Co., Ltd. (Consumer Staples)	14,600	190,804
Showa Denko K.K. (Materials)	26,000	62,896
Showa Shell Sekiyu K.K. (Energy)	8,000	71,817
Skylark Co., Ltd. (Information & Entertainment)	5,000	82,967
SMC Corp. (Industrial & Commercial)	2,500	268,131
Softbank Corp. (Information Technology)	10,900	494,401
Sompo Japan Insurance, Inc. (Finance)	37,000	323,062
Sony Corp. (Information & Entertainment)	31,847	1,110,469
Stanley Electric Co., Ltd. (Information Technology)	2,000	30,900
Sumitomo Bakelite Co., Ltd. (Materials)	4,000	23,586
Sumitomo Chemical Co., Ltd. (Materials)	55,400	269,082
Sumitomo Corp. (Industrial & Commercial)	32,400	241,565
Sumitomo Electric Industries, Ltd. (Industrial & Commercial)	24,200	229,823
Sumitomo Heavy Industires, Ltd. (Industrial & Commercial)†	11,000	32,015
Sumitomo Metal Industries, Ltd. (Materials)	128,000	154,822
Sumitomo Metal Mining Co., Ltd. (Materials)	21,400	144,588
Sumitomo Realty & Development Co., Ltd. (Real Estate)	23,000	253,201
Sumitomo Trust & Banking Co., Ltd. (Finance)	67,000	391,269
Taiheiyo Cement Corp. (Materials)	26,000	58,965
Taisei Corp. (Consumer Discretionary)	17,000	60,884
Taisho Pharmaceutical Co., Ltd. (Healthcare)	15,600	282,149
Taiyo Yuden Co., Ltd. (Information Technology)	4,000	41,805
Takara Holdings, Inc. (Consumer Staples)	5,000	32,412
Takashimaya Co., Ltd. (Consumer Discretionary)	16,000	137,283
Takeda Chemical Industries, Ltd. (Healthcare)	45,000	2,177,179
Takefuji Corp. (Finance)	2,590	163,978
TDK Corp. (Information Technology)	6,000	417,293
Teijin, Ltd. (Consumer Discretionary)	35,800	139,377
Teikoku Oil Co., Ltd. (Energy)	4,000	21,999
Terumo Corp. (Healthcare)	8,300	207,059
THK Co., Ltd. (Industrial & Commercial)	600	10,444
TIS, Inc. (Industrial & Commercial)	2,002	67,727
Tobu Railway Co., Ltd. (Industrial & Commercial)	36,200	128,962
Toho Co., Ltd. (Information & Entertainment)	3,000	43,288
Tohoku Electric Power Co., Inc. (Energy)	19,900	340,176
Tokyo Broadcasting System, Inc. (Information & Entertainment)	4,000	64,181
Tokyo Corp. (Industrial & Commercial)	41,000	185,967
Tokyo Electric Power Co., Inc. (Energy)	49,900	1,131,680
Tokyo Electron, Ltd. (Information Technology)	8,300	450,980
Tokyo Gas Co., Ltd. (Utilities)	104,400	389,681
TonenGeneral Sekiyu K.K. (Energy)	4,000	34,926
Toppan Printing Co., Ltd. (Industrial & Commercial)	17,200	166,433
Toray Industries, Inc. (Consumer Discretionary)	49,100	229,667
Toshiba Corp. (Information Technology)	140,000	564,895
Tosoh Corp. (Materials)	19,000	80,614
Tostem Inax Holding Corp. (Consumer Discretionary)	7,000	124,753
Toto, Ltd. (Consumer Discretionary)	19,200	172,360
Toyo Seikan Kaisha, Ltd. (Materials)	8,000	124,810
Toyobo Co., Ltd. (Consumer Discretionary)	3,000	6,747
Toyoda Gosei Co., Ltd. (Consumer Discretionary)	600	11,453
Toyota Industries Corp. (Industrial & Commercial)	4,150	94,314
Toyota Motor Corp. (Consumer Discretionary)	118,100	4,609,053
Trend Micro, Inc. (Information Technology)	4,500	216,017
UFJ Holdings, Inc. (Finance)†	148	688,079
Uni-Charm Corp. (Consumer Staples)	1,500	75,974
Uniden Corp. (Industrial & Commercial)	3,000	65,060
UNY Co., Ltd. (Consumer Discretionary)	5,000	50,130
USS Co., Ltd. (Consumer Discretionary)	1,000	80,983
Wacoal Corp. (Consumer Discretionary)	3,000	34,018
West Japan Railway Co. (Industrial & Commercial)	15	59,957
World Co., Ltd. (Consumer Discretionary)	1,200	35,152
Yahoo Japan Corp. (Ordinary Shares) (Information Technology)†	41	185,580
Yahoo Japan Corp. (New Shares) (Information Technology)†	41	178,606

Yakult Honsha Co., Ltd. (Consumer Staples)	4,000	63,388
Yamada Denki Co., Ltd. (Consumer Discretionary)	4,600	163,440
Yamaha Corp. (Information & Entertainment)	5,000	76,494
Yamaha Motor Co., Ltd. (Consumer Discretionary)	2,000	30,484
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)	19,700	724,148
Yamato Transport Co., Ltd. (Industrial & Commercial)	12,000	162,041
Yamazaki Baking Co., Ltd. (Consumer Staples)	4,000	35,341
Yokogawa Electric Corp. (Information Technology)	11,000	143,652

		71,898,400

LUXEMBOURG — 0.1%
Arcelor (Paris) (Materials)	5,214	97,683
Arcelor (Luxembourg) (Materials)†	4,003	75,559

		173,242

MALAYSIA — 0.7%
AMMB Holdings BHD (Finance)	78,100	67,824
Berjaya Sports Toto BHD (Information & Entertainment)	41,600	42,695
British American Tobacco Malaysia BHD (Consumer Staples)	8,900	106,566
Commerce Asset-Holding BHD (Finance)	74,600	90,305
Development & Commercial Bank Holdings BHD (Finance)	74,000	40,505
Gamuda BHD (Industrial & Commercial)	23,600	31,053
Genting BHD (Information & Entertainment)	20,000	88,947
Hong Leong Bank BHD (Finance)	39,500	54,572
IOI Corp. BHD (Materials)	39,000	97,500
Kuala Lumpur Kepong BHD (Materials)	21,300	37,275
Magnum Corp. BHD (Information & Entertainment)	35,100	23,185
Malakoff BHD (Utilities)	33,000	57,750
Malayan Banking BHD (Finance)	94,500	273,553
Malaysia International Shipping Corp. BHD (Industrial & Commercial)	30,500	108,355
Maxis Communications BHD (Information Technology)	40,000	90,526
Nestle SA (Consumer Staples)	6,000	35,526
Oyl Industries BHD (Industrial & Commercial)	4,400	45,158
Petronas Gas Bhd (Utilities)	8,000	14,737
PLUS Expressways BHD (Industrial & Commercial)	91,500	61,883
Proton Holdings BHD (Finance)	14,000	31,316
Public Bank BHD (Finance)	55,000	100,592
Resorts World BHD (Information & Entertainment)	26,000	65,342
Sime Darby BHD (Industrial & Commercial)	76,300	114,450
SP Setia BHD (Real Estate)	41,600	41,600
Tanjong, PLC (Information & Entertainment)	14,400	48,884
Telekom Malaysia BHD (Information Technology)	47,000	142,237
Tenaga Nasional BHD (Energy)	48,200	140,795
YTL Corp. BHD (Finance)	46,000	55,200

		2,108,331

NETHERLANDS — 3.7%
ABN AMRO Holding NV (Finance)(3)	51,341	1,231,895
Aegon NV (Finance)	49,240	540,647
Akzo Nobel NV (Materials)	6,814	257,149
ASML Holding NV (Information Technology)†	14,882	212,727
DSM NV (Materials)	1,250	68,240
Euronext NV (Finance)	3,052	88,658
European Aeronautic Defense and Space Co. (Industrial & Commercial)	8,579	245,371
Hagemeyer NV (Industrial & Commercial)†	2,229	4,079
Heineken NV (Consumer Staples)	15,443	486,946
ING Groep NV (Finance)	57,477	1,526,232
Koninklijke KPN NV (Information Technology)	61,174	490,843
Koninklijke Philips Electronics NV (Information Technology)(3)	42,056	998,344
Oce NV (Industrial & Commercial)	2,542	35,425
Reed Elsevier NV (Information & Entertainment)	15,658	206,387
Royal Dutch Petroleum Co. (Energy)(3)	60,449	3,294,618
TPG NV (Industrial & Commercial)	18,503	448,467
Unilever NV (Consumer Staples)(3)	12,032	702,119

Vedior NV (Industrial & Commercial)	6,320	93,170
VNU NV (Information & Entertainment)	6,326	173,322
Wolters Kluwer NV (Information & Entertainment)	8,407	153,738

		11,258,377

NEW ZEALAND — 0.0%
Carter Holt Harvey, Ltd. (Materials)	35,241	51,871

NORWAY — 0.3%
Den Norske Bank ASA (Finance)	8,148	69,193
Frontline, Ltd. (Industrial & Commercial)†	950	46,910
Norsk Hydro ASA, Class B (Industrial & Commercial)	4,167	307,334
Norske Skogindustrier ASA, Class A (Materials)	2,900	52,902
Orkla ASA (Consumer Staples)	5,900	168,401
Statoil ASA (Utilities)	8,600	124,761
Tanderg ASA (Information Technology)	600	5,661
Telenor ASA (Information Technology)	10,700	85,395
Tomra Systems ASA (Industrial & Commercial)	3,358	14,839
Yara International ASA (Materials)†	5,067	54,384

		929,780

PORTUGAL — 0.2%
Banco Comercial Portugues SA (Finance)	55,624	131,687
Electricidade de Portugal SA (Energy)	14,706	43,660
Portugal Telecom SGPS SA (Information Technology)	28,606	323,241
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (Information Technology)	843	19,720

		518,308

RUSSIA — 0.4%
A.O. Tatneft Sponsored ADR (Energy)	2,600	88,530
LUKOIL Sponsored ADR (Energy)	4,500	561,375
MMC Norilsk Nickel ADR (Materials)	2,900	180,090
OAO Gazprom ADR (Energy)	2,775	103,674
RAO Unified Energy Systems Sponsored ADR (Energy)	3,100	97,898
Rostelecom Sponsored ADR (Information Technology)	5,100	71,910
Surgutneftegaz-SP Sponsored ADR (Energy)	3,500	139,650
YUKOS Corp. ADR (Energy)†	4,720	78,588

		1,321,715

SINGAPORE — 1.5%
Ascendas Real Estate Investment Trust (Real Estate)	46,000	43,152
Capitaland, Ltd. (Real Estate)	75,000	83,436
Capitamall Trust (Real Estate)	42,000	42,683
Chartered Semiconductor Manufacturing, Ltd. (Information Technology)†	82,000	49,803
City Developments, Ltd. (Real Estate)	43,977	166,604
ComfortDelgro Corp., Ltd. (Information & Entertainment)	132,465	113,909
Creative Technology, Ltd. (Information Technology)	4,203	47,516
DBS Group Holdings, Ltd. (Finance)	74,929	702,903
Fraser & Neave, Ltd. (Consumer Staples)	11,000	90,622
Keppel Corp., Ltd. (Industrial & Commercial)	39,000	187,618
Neptune Orient Lines, Ltd. (Industrial & Commercial)	72,000	128,591
Oversea-Chinese Banking Corp., Ltd. (Finance)	65,444	543,087
Overseas Union Enterprise, Ltd. (Information & Entertainment)	3,735	16,396
SembCorp Industries, Ltd. (Industrial & Commercial)	64,969	59,775
Singapore Airlines, Ltd. (Information & Entertainment)	37,000	238,071
Singapore Exchange, Ltd. (Finance)	79,997	84,666
Singapore Post, Ltd. (Information & Entertainment)	123,000	59,542
Singapore Press Holdings, Ltd. (Information & Entertainment)	110,936	313,539
Singapore Technologies Engineering, Ltd. (Industrial & Commercial)	94,472	118,733
Singapore Telecom, Ltd. (Utilities)	359,550	523,233
United Overseas Bank, Ltd. (Finance)	80,044	649,805
United Overseas Land, Ltd. (Information & Entertainment)	32,704	44,249
Venture Corp., Ltd. (Information Technology)	16,506	156,827

		4,464,760

SPAIN — 3.5%
Acerinox, SA (Materials)	6,080	84,730
ACS Actividades de Construccion y Services, SA (Industrial & Commercial)	14,816	288,003
Altadis SA (Consumer Staples)	16,621	611,935
Amadeus Global Travel Distrubution SA, Class A (Industrial & Commercial)	15,321	126,068
Antena 3 de Television SA (Information & Entertainment)†	472	30,412
Autopistas, Concesionaria Espanola SA (Industrial & Commercial)	15,483	290,665
Banco Bilbao Vizcaya Argentaria SA (Finance)	77,639	1,222,062
Banco Popular Espanol SA (Finance)	4,310	245,330
Banco Santander Central Hispano SA (Finance)	108,743	1,217,636
Endesa SA (Energy)	25,044	509,897
Gas Natural SDG, SA (Utilities)	38,487	1,050,049
Grupo Ferrovial SA (Industrial & Commercial)	3,511	155,953
Iberdrola SA (Energy)	21,667	475,800
Indra Sistemas SA (Information Technology)	1,620	24,090
Repsol YPF SA (Energy)	27,345	594,538
Sociedad General de Aguas de Barcelona SA, Class A (Utilities)	5,788	102,734
Telefonica SA (Information Technology)(3)	209,934	3,476,365
Union Fenosa SA (Energy)	5,590	136,632
Vallehermoso SA (Real Estate)	8,798	135,556

		10,778,455

SWEDEN — 1.9%
Alfa Laval AB (Industrial & Commercial)	700	9,848
Assa Abloy AB, Class B (Consumer Staples)	8,373	113,353
Atlas Copco AB, Class A (Industrial & Commercial)	2,885	119,720
Atlas Copco AB, Class B (Industrial & Commercial)	185	7,088
Electrolux AB, Class B (Consumer Discretionary)	13,900	258,436
Eniro AB (Information & Entertainment)	4,600	39,023
Hennes & Mauritz AB, Class B (Consumer Discretionary)	11,100	324,082
Holmen AB, Class B (Materials)	2,450	76,208
Modern Times Group AB, Class B (Information & Entertainment)†	1,400	31,176
Nordea AB (Finance)	80,226	694,757
Sandvik AB (Industrial & Commercial)	6,854	257,288
Securitas AB, Class B (Industrial & Commercial)	17,444	239,238
Skandia Forsakrings AB (Finance)	13,169	49,155
Skandinaviska Enskilda Banken AB, Class A (Finance)	13,777	229,852
Skanska AB, Class B (Industrial & Commercial)	26,113	285,211
SKF AB, Class B (Materials)	4,363	169,640
SSAB Svenskt Stal AB, Class A (Materials)	3,250	64,561
Svenska Cellulosa AB, Class B (Materials)	5,377	200,704
Svenska Handelsbanken AB, Class A (Finance)	22,410	486,365
Swedish Match AB (Consumer Staples)	8,700	96,253
Tele2 AB, Class B (Information Technology)	2,400	79,912
Telefonaktiebolaget LM Ericsson, Class B (Information Technology)†	442,914	1,290,026
TeliaSonera AB (Information Technology)	78,789	423,312
Volvo AB, Class A (Consumer Discretionary)	2,265	83,103
Volvo AB, Class B (Consumer Discretionary)	5,815	220,753
WM-data AB, Class B (Information Technology)	7,175	14,202

		5,863,266

SWITZERLAND — 3.3%
ABB, Ltd. (Industrial & Commercial)†	13,968	80,960
Adecco SA (Industrial & Commercial)	2,273	109,757
Ciba Specialty Chemicals AG (Materials)†	1,127	77,735
Clariant AG (Materials)	2,215	30,055
Compagnie Financiere Richemont AG, Class A (Consumer Discretionary)(1)	4,964	141,157
Credit Suisse Group (Finance)†	21,846	749,304
Geberit AG (Industrial & Commercial)	30	19,600
Givaudan SA (Materials)	158	99,056
Holcim, Ltd. (Materials)	2,525	135,355

Kudelski SA (Information Technology)†	202	6,142
Logitech International SA (Information Technology)†	765	39,823
Lonza Group AG (Materials)	678	33,221
Nestle SA (Consumer Staples)(3)	4,790	1,136,416
Novartis AG (Healthcare)(3)	59,304	2,836,300
Roche Holding AG (Healthcare)	17,442	1,788,174
Serono SA (Healthcare)	279	173,981
SGS Societe Generale de Surveillance Holding SA, Series B (Industrial & Commercial)	168	107,366
Sulzer AG (Industrial & Commercial)	21	7,106
Swatch Group AG (Consumer Discretionary)	574	15,866
Swatch Group AG, Class B (Consumer Discretionary)	547	73,535
Swiss Reinsurance (Finance)	2,087	128,482
Swisscom AG (Information Technology)	520	187,830
Syngenta AG (Materials)†	1,822	174,279
UBS AG (Finance)(3)	22,583	1,632,392
Valora Holding AG (Consumer Discretionary)	80	18,360
Zurich Financial Services AG (Finance)†	1,498	213,928

		10,016,180

THAILAND — 0.9%
Advance Agro, PCL (Materials)†(2)	660	422
Advanced Info Service, PCL (Information Technology)(2)	133,000	302,862
Bangkok Bank, PCL (Finance)	52,600	119,778
Bangkok Bank, PCL (Foreign Registered) (Finance)	101,200	236,610
BEC World PCL (Information & Entertainment)(2)	133,600	51,084
Charoen Pokphand Foods, PCL (Consumer Staples)(2)	333,438	28,423
CMIC Finance & Securities, PLC, Class F (Finance)†(2)	6,700	0
Delta Electronics thai PCL (Information Technology)(2)	47,300	19,353
Electricity Generating PCL (Utilities)	25,564	41,092
Finance One PCL (Finance)†(2)	37,700	0
General Finance & Securities PCL (Finance)†(2)	7,650	0
Hana Microelectronics, PLC (Information Technology)(2)	28,540	13,276
Kasikorn Bank PCL (Finance)†	84,700	94,374
Kasikorn PCL (Foreign Registered) (Finance)†(3)	126,925	145,287
Land & House PCL (Consumer Discretionary)	260,706	57,145
Land & House PCL (Foreign Registered) (Consumer Discretionary)	194,826	47,449
National Finance PCL (Finance)	95,600	27,707
PTT Exploration and Production, PCL (Energy)(2)	15,387	119,169
PTT PCL (Energy)(2)	110,900	459,157
Sahavirya Steel Industries PCL (Materials)†(2)	63,000	40,660
Shin Corp. PCL (Information Technology)(2)	172,500	152,292
Siam Cement PCL (Industrial & Commercial)	45,900	286,176
Siam Cement PCL (Foreign Registered) (Industrial & Commercial)	25,347	141,983
Siam City Cement PCL (Materials)	14,900	73,687
Siam Commercial Bank PCL (Finance)	75,000	79,000
Siam Commercial Bank PCL (Foreign Registered) (Finance)	35,652	39,073
Tisco Finance PCL (Finance)	57,400	31,594
Univest Land PCL (Real Estate)†(2)	22,500	0

		2,607,653

UNITED KINGDOM — 20.2%
3i Group, PLC (Finance)	4,613	49,382
Aegis Group, PLC (Information & Entertainment)	39,551	74,139
Alliance Unichem, PLC (Healthcare)	1,908	23,370
AMEC, PLC (Industrial & Commercial)	7,308	42,574
Amvescap, PLC (Finance)	5,193	28,153
ARM Holdings, PLC (Information Technology)	28,313	50,601
AstraZeneca, PLC (Healthcare)	41,561	1,704,772
Astro All Asia Networks, PLC (Information & Entertainment)†	58,300	79,779
Aviva, PLC (Finance)	70,486	705,969
BAA, PLC (Industrial & Commercial)	6,593	69,487
BAE Systems, PLC (Industrial & Commercial)	115,619	506,230
Barclays, PLC (Finance)	197,514	1,931,060
Barratt Developments, PLC (Consumer Discretionary)	9,421	87,606
Berkeley Group Holdings PLC (Consumer Discretionary)	632	13,821

BG Group, PLC (Energy)	123,297	804,391
BHP Billiton, PLC (Materials)	87,269	887,695
BICC, PLC (Industrial & Commercial)	5,189	25,867
BOC Group, PLC (Materials)	17,771	286,416
Boots Group, PLC (Consumer Discretionary)	27,569	333,375
BP, PLC (Energy)(3)	689,471	6,683,818
BPB, PLC (Materials)	13,880	107,197
Brambles Industries, PLC (Industrial & Commercial)	40,778	197,091
British Airways, PLC (Information & Entertainment)†	17,934	70,942
British American Tobacco, PLC (Consumer Staples)	49,512	746,123
British Land Co., PLC (Real Estate)	2,839	38,869
British Sky Broadcasting Group, PLC (Information & Entertainment)	50,476	471,696
BT Group, PLC (Information Technology)	311,941	1,064,848
Bunzl, PLC (Industrial & Commercial)	17,780	134,867
Cable & Wireless, PLC (Information Technology)	68,409	131,376
Cadbury Schweppes, PLC (Consumer Staples)	68,478	569,450
Capita Group, PLC (Industrial & Commercial)	49,841	322,186
Carnival, PLC (Information & Entertainment)	6,009	318,260
Centrica Ordinary, PLC (Energy)	75,393	333,567
Cobham, PLC (Industrial & Commercial)	2,321	58,991
Compass Group, PLC (Consumer Staples)	78,556	324,824
Daily Mail & General Trust (Information & Entertainment)	11,243	149,695
Davis Service Group, PLC (Industrial & Commercial)	3,043	20,244
De La Rue, PLC (Industrial & Commercial)	18,241	108,277
Diageo, PLC (Consumer Staples)	112,146	1,501,411
Dixons Group, PLC (Consumer Discretionary)	76,812	242,444
Electrocomponents, PLC (Information Technology)	18,594	99,352
EMAP, PLC (Information & Entertainment)	9,399	135,766
EMI Group, PLC (Information & Entertainment)	29,628	115,295
Enterprise Inns, PLC (Information & Entertainment)	12,390	140,945
FKI, PLC (Industrial & Commercial)	5,601	12,300
Friends Provident, PLC (Finance)	52,133	130,298
George Wimpey, PLC (Consumer Discretionary)	11,205	72,072
GKN, PLC (Consumer Discretionary)	30,146	118,419
GlaxoSmithKline, PLC (Healthcare)	146,759	3,093,530
Grafton Group, PLC (Consumer Discretionary)†	2,050	18,705
Group 4 Securicor, PLC (Industrial & Commercial)†	24,997	53,518
GUS, PLC (Consumer Discretionary)	49,063	803,374
Hammerson, PLC (Real Estate)	2,031	27,359
Hanson, PLC (Industrial & Commercial)	25,516	188,506
Hays, PLC (Industrial & Commercial)	117,222	277,359
HBOS, PLC (Finance)	117,235	1,571,697
Hilton Group, PLC (Information & Entertainment)	56,673	268,449
HSBC Holdings, PLC (Finance)	345,440	5,583,347
IMI, PLC (Industrial & Commercial)	10,723	68,775
Imperial Chemical Industries, PLC (Materials)	42,150	162,281
Imperial Tobacco Group, PLC (Consumer Staples)	21,000	490,899
Intercontinental Hotel Group, PLC (Real Estate)	27,312	334,534
Invensys, PLC (Industrial & Commercial)†	43,891	12,301
ITV PLC (Information & Entertainment)	149,993	294,945
J Sainsbury, PLC (Consumer Staples)	55,408	262,456
Johnson Matthey, PLC (Materials)	8,365	145,888
Kesa Electricals, PLC (Consumer Discretionary)	12,254	61,254
Kidde, PLC (Industrial & Commercial)	15,829	48,871
Kingfisher, PLC (Consumer Discretionary)	48,424	268,976
Land Securities Group, PLC (Real Estate)	2,824	61,914
Legal & General Group, PLC (Finance)	173,458	315,585
Lloyds TSB Group, PLC (Finance)	169,449	1,342,154
Logica, PLC (Information Technology)	21,506	69,757
Man Group, PLC (Finance)	1,691	40,617
Marks & Spencer Group, PLC (Consumer Discretionary)	103,139	680,461
MFI Furniture Group, PLC (Consumer Discretionary)	5,150	9,701
Misys, PLC (Information Technology)	15,944	63,071
Mitchells & Butlers, PLC (Information & Entertainment)	26,284	137,544
National Grid Group, PLC (Utilities)	116,111	1,010,368
Next, PLC (Consumer Discretionary)	1,669	51,222

Ocean Group, PLC (Information Technology)†	12,604	163,878
Pearson, PLC (Information & Entertainment)	28,713	315,548
Peninsular & Oriental Steam Navigation Co. (Industrial & Commercial)	26,788	131,935
Persimmon, PLC (Consumer Discretionary)	7,580	86,088
Pilkington, PLC (Materials)	18,358	29,098
Prudential, PLC (Finance)	46,572	342,779
Rank Group, PLC (Information & Entertainment)	23,075	121,281
Reckitt & Benckiser, PLC (Consumer Staples)	34,465	946,270
Reed International, PLC (Information & Entertainment)	45,314	405,137
Rentokil Initial, PLC (Industrial & Commercial)	129,653	369,318
Reuters Group, PLC (Information & Entertainment)	53,226	362,653
Rexam, PLC (Materials)	17,075	135,089
Rio Tinto, PLC (Materials)	38,126	997,740
RMC Group, PLC (Materials)	7,972	124,603
Rolls-Royce Group, PLC, Class B (Industrial & Commercial)	3,415,192	6,276
Rolls-Royce Group, PLC (Industrial & Commercial)	107,396	511,674
Royal & Sun Alliance Insurance Group, PLC (Finance)	68,809	94,524
Royal Bank of Scotland Group, PLC (Finance)	91,233	2,690,997
SABMiller, PLC (Consumer Staples)	4,599	66,389
Sage Group, PLC (Information Technology)	44,690	150,707
Scottish & Newcastle, PLC (Consumer Staples)	5,078	37,632
Scottish and Southern Energy, PLC (Energy)	31,936	489,771
Scottish Power, PLC (Energy)	69,447	561,236
Serco Group, PLC (Industrial & Commercial)	24,848	99,548
Severn Trent Water, PLC (Utilities)	16,398	275,890
Shell Transport & Trading Co., PLC (Energy)	301,696	2,377,168
Signet Group, PLC (Consumer Discretionary)	12,936	25,259
Slough Estates, PLC (Real Estate)	2,808	23,441
Smith & Nephew, PLC (Healthcare)	18,747	159,342
Smiths Industries, PLC (Industrial & Commercial)	14,941	204,698
Tate & Lyle, PLC (Consumer Staples)	23,753	185,194
Taylor Woodrow, PLC (Consumer Discretionary)	14,268	60,702
Tesco, PLC (Consumer Staples)	307,275	1,620,673
Tomkins, PLC (Industrial & Commercial)	17,485	80,011
Unilever, PLC (Consumer Staples)	100,130	844,623
United Business Media, PLC (Information & Entertainment)	12,374	108,471
United Utilities, PLC (Utilities)	2,516	26,540
Vodafone Group, PLC (Information Technology)	2,086,359	5,348,714
Whitbread, PLC (Information & Entertainment)	13,298	198,440
William Hill, PLC (Information & Entertainment)	19,747	177,458
Wolseley, PLC (Industrial & Commercial)	25,307	437,639
WPP Group, PLC (Industrial & Commercial)	44,720	449,136
Yell Group, PLC (Information & Entertainment)	17,659	118,777
Yorkshire Water, PLC (Industrial & Commercial)	18,824	193,552

		62,100,627

TOTAL COMMON STOCK (cost $230,484,973)		255,837,165

Preferred Stock 1.3%
AUSTRALIA — 0.1%
News Corp., Ltd. (Information & Entertainment)†	35,553	279,551

BRAZIL — 0.9%
Ambev Cia De Bebid (Consumer Staples)	777,000	194,054
Aracruz Celulose SA, Class B (Materials)	20,000	67,483
Banco Bradesco SA (Finance)	3,000	181,680
Banco Itau Holding Financeira SA (Finance)	1,918	232,281
Caemi Mineracao e Metalurgica SA (Materials)†	74,000	44,291
Centrais Electricas Brasileiras SA, Class B (Utilities)†	5,349,000	79,065
Companhia Energetica de Minas Gerais (Energy)	4,447,000	102,731
Companhia Siderurgica De Tubarao (Materials)	650,000	26,300
Companhia Vale do Rio Doce, Class A (Materials)	26,000	473,224

Empresa Brasileira de Aeronautica SA (Industrial & Commercial)	16,000	106,405
Embratel Participa SA (Information Technology)	9,494,000	16,948
Gerdau Sa Siderurg (Materials)	6,000	88,604
Klabin SA (Industrial & Commercial)	27,000	45,268
Petroleo Brasileiro SA (Utilities)	25,000	817,728
Sadia SA (Consumer Staples)	22,000	40,042
Tele Centro Oeste Celular Participacoes SA (Information Technology)	10,883,455	33,294
Tele Centro Sul Participacoes SA (Information Technology)	10,621,000	65,094
Tele Norte Leste P(Utilities)	12,067	158,599
Telesp Celular Participacoes SA (Information Technology)†	19,101,000	45,128
Usinas Siderurgicas de Minas Gerais SA, Class A (Materials)	4,000	60,245
Votorantim Celulose e Papel SA (Materials)	741,000	51,354

		2,929,818

GERMANY — 0.2%
Henkel KGAA (Consumer Staples)	816	61,266
Porsche AG (Consumer Discretionary)	391	249,661
ProSieben SAT.1 Media AG (Information & Entertainment)	2,817	50,613
RWE AG (Utilities)	137	6,206
Volkswagen AG (Consumer Discretionary)	3,801	122,479

		490,225

RUSSIA — 0.1%
Surgutneftegaz-SP Sponsored Preferred ADR (Energy)	5,000	261,875

SWITZERLAND — 0.0%
Schindler Holdings AG (Industrial & Commercial)	60	19,260

TOTAL PREFERRED STOCK (cost $3,433,459)		3,980,729

TOTAL INVESTMENT SECURITIES (cost $234,005,914)		259,921,568

Repurchase Agreement — 9.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.90% dated 10/29/04 to be repurchased 11/01/04 in the amount of $30,541,290 and collateralized by $20,710,000 of United States Treasury Bonds, bearing interest at 9.00% due 11/15/18 having an approximate value of $31,156,870 (cost $30,539,000)		$30,539,000	$30,539,000

TOTAL INVESTMENTS — (cost $264,544,914)@	94.6%		290,460,568

Other assets less liabilities—	5.4		16,499,723

NET ASSETS—	100.0%		$306,960,291

† Non-income producing security
@ See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
(1) Consists of more then one class of securities traded together as a unit.
(2) Fair valued security; see Note 1
(3) The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	October 31, 2004	(Depreciation)
272 Long	CAC40 10 Euro Future	December 2004	$12,851,265	$12,841,701	$(9,564)
91 Long	DAX Index Future	December 2004	11,466,263	11,507,648	41,385
94 Long	DJ Euro Stoxx 50	December 2004	3,314,973	3,370,754	55,781
29 Long	FTSE 100 Index Future	December 2004	2,431,722	2,464,746	33,024
33 Long	Hang Seng Index Future	November 2004	2,702,372	2,764,344	61,972
22 Long	IBEX 35 Index Future	November 2004	2,279,508	2,315,728	36,220
52 Long	MSCI Index Future	November 2004	1,463,590	1,488,882	25,292
152 Long	OMX Index Future	November 2004	1,532,042	1,502,510	(29,532)
39 Long	Topix Index Future	December 2004	4,185,733	3,966,475	(219,258)

					$(4,680)

Open Forward Foreign Currency Contracts
Contract		Delivery	In		Gross Unrealized
to Deliver		Date	Exchange For		Appreciation
*USD	36,824,368	12/16/04	EUR	29,964,821	1,517,894
*USD	10,079,562	12/16/04	GBP	5,651,932	271,107
*USD	15,246,858	12/16/04	JPY	1,665,469,359	533,732
*USD	6,358,408	01/20/04	JPY	688,995,210	183,907
USD	1,357,855	12/16/04	SEK	10,085,200	68,055
USD	1,514,527	12/16/04	SGD	2,566,350	30,136

					2,604,831

Open Forward Foreign Currency Contracts
Contract		Delivery	In		Gross Unrealized
to Deliver		Date	Exchange For		Depreciation
*EUR	6,742,570	12/16/04	USD	8,266,354	(361,276)
*GBP	4,359,932	12/16/04	USD	7,776,466	(208,098)
*JPY	1,223,003,052	12/16/04	USD	11,181,370	(406,780)
*JPY	688,995,210	01/20/05	USD	6,310,000	(232,315)

					(1,208,469)

Net Unrealized Appreciation (Depreciation)					$1,396,362

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

EUR — Euro Dollar
GBP — Pound Sterling
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO

Putnam Investment Management, LLC	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 89.8%	Shares/ Principal Amount(2)	Value (Note 1)
BRAZIL — 6.7%
Companhia Energetica de Minas Gerais Sponsored ADR (Energy)	24,929	$576,359
Companhia Siderurgica Nacional SA (Materials)	26,228	386,856
Companhia Vale do Rio Doce ADR (Materials)	25,656	542,881
Companhia Vale do Rio Doce Sponsored ADR (Materials)	48,325	879,515
Gerdau SA Sponsored ADR (Materials)	31,720	468,187
Gol Linhas Aereas Inteligentes SA ADR (Industrial & Commercial)†	17,100	353,286
Petroleo Brasileiro SA ADR (Energy)	46,051	1,635,271
Tele Norte Leste Participacoes SA ADR (Information Technology)	81,136	1,061,259
Tractebel Energia SA (Utilities)	496	16
Uniao de Bancos Brasileiros SA GDR (Finance)	55,587	1,470,276

		7,373,906

CANADA — 0.6%
Petrokazakhstan, Inc., Class A (Energy)†	18,600	686,340

CHILE — 0.3%
Banco Santander Chile SA ADR (Finance)	13,200	369,072

CHINA — 1.6%
Beijing Datang Power Generation Co., Ltd., Class H (Energy)	730,000	581,486
China Life Insurance Co., Ltd., Class H (Finance)†	381,000	252,091
Lianhua Supermarket Holdings Co., Ltd. (Consumer Staples)	176,000	205,769
Shanghai Forte Land Co., Ltd. (Real Estate)	1,488,000	463,596
Tom Online, Inc. ADR (Information & Entertainment)†	19,100	228,818

		1,731,760

CZECH REPUBLIC — 0.2%
Komercni Banka AS (Finance)	1,770	224,439

EGYPT — 0.4%
Orascom Telecom Holding SAE GDR (Information Technology)*	22,800	389,880

HONG KONG — 5.8%
China Merchants Holdings International Co., Ltd. (Finance)	240,000	354,596
China Mobile (Hong Kong), Ltd. (Information Technology)	506,000	1,465,960
China Telecom Corp., Class H (Information Technology)	3,608,000	1,158,862
CNOOC, Ltd. (Utilities)	1,479,500	765,078
Cosco Pacific, Ltd. (Industrial & Commercial)	274,000	473,476
Legend Holdings, Ltd. (Information Technology)	984,000	353,980
PetroChina Co., Ltd. (Energy)	1,368,000	716,207
Yanzhou Coal Mining, Ltd. (Energy)	532,000	704,002
Zhejiang Expressway Co., Ltd. (Industrial & Commercial)	514,000	346,695

		6,338,856

HUNGARY — 1.1%
MOL Magyar Olaj-es Gazipari Rt. (Energy)	7,504	421,237
OTP Bank Rt. (Finance)	14,416	365,585
OTP Bank Rt. GDR (Finance)	1,555	78,341
OTP Bank, Ltd. ADR (Finance)†*	6,280	316,386

		1,181,549

INDIA — 5.2%
HDFC Bank, Ltd. (Finance)	61,552	562,569
Hindalco Industries, Ltd. (Materials)	12,772	334,436
Housing Development Finance Corp., Ltd. (Finance)	48,638	686,092
Infosys Technologies, Ltd. (Information Technology)	7,345	308,867

Natonal Thermal Power Corp., Ltd. (Utilities)	213,600	292,119
Oil & Natural Gas Corp., Ltd. (Energy)	34,181	594,237
Ranbaxy Laboratories, Ltd. (Healthcare)	19,772	479,112
Reliance Industries, Ltd. (Materials)	114,253	1,333,813
Satyam Computer Services, Ltd. (Information Technology)	103,748	856,004
Tata Engineering & Locomotive Co., Ltd. (Consumer Discretionary)	36,054	331,473

		5,778,722

INDONESIA — 1.7%
PT Bank Central Asia Tbk (Finance)	1,768,000	466,927
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples)	677,000	446,988
PT Telekomunikasi Indonesia Tbk (Information Technology)	1,460,500	699,111
PT Unilever Indonesia Tbk (Consumer Staples)	716,000	258,036

		1,871,062

ISRAEL — 2.6%
Bank Hapoalim, Ltd. (Finance)	254,671	691,495
Check Point Software Technologies, Ltd. (Information Technology)†	21,507	486,510
M-Systems Flash Disk Pioneers, Ltd. (Information Technology)†	15,585	219,125
Teva Pharmaceutical Industries, Ltd. Sponsored ADR (Healthcare)	57,420	1,492,920

		2,890,050

MALAYSIA — 3.7%
Airasia BHD (Industrial & Commercial)	699,200	232,300
Gamuda BHD (Industrial & Commercial)	207,000	272,368
IOI Corp. BHD (Materials)	171,000	427,500
Malayan Banking BHD (Finance)	226,200	654,789
Malaysia International Shipping Corp. BHD (Industrial & Commercial)	78,000	273,000
Public Bank BHD (Finance)	368,765	625,930
Resorts World BHD (Information & Entertainment)	163,000	409,645
Tanjong, PLC (Information & Entertainment)	88,000	298,737
Telekom Malaysia BHD (Information Technology)	167,000	505,395
YTL Corp. BHD (Finance)	342,000	410,400

		4,110,064

MEXICO — 6.5%
America Movil SA de CV, Series L ADR (Information Technology)	51,543	2,267,892
Cemex SA de CV Sponsored ADR (Materials)	27,588	799,500
Desarrolladora Homex SA de CV ADR (Real Estate)†	19,800	369,270
Grupo Televisa SA Sponsored ADR (Information & Entertainment)	12,395	681,725
Telefonos de Mexico SA de CV Sponsored ADR (Information Technology)	40,332	1,380,968
Urbi Desarrollo Urbanos SA de CV (Consumer Discretionary)†	153,696	572,747
Wal-Mart de Mexico SA de CV, Series V (Consumer Discretionary)	344,312	1,126,421

		7,198,523

NETHERLANDS — 0.3%
Efes Breweries International GDR (Consumer Staples) *	10,500	291,375

POLAND — 0.8%
Polski Koncern Naftowy Orlen SA (Energy)	56,243	608,266
Telekomunikacja Polska SA GDR (Information Technology)†*	45,867	220,620

		828,886

RUSSIA — 5.9%
LUKOIL Sponsored ADR (Energy)	22,971	2,865,632
MMC Norilsk Nickel ADR (Materials)	6,230	386,883
RAO Unified Energy Systems Sponsored ADR (Energy)	19,584	618,463
Sberbank RF GDR (Finance)†	23,009	1,044,908
Surgutneftegaz-SP Sponsored ADR (Energy)	15,800	630,420

Vimpel-Communications Sponsored ADR (Information Technology)†	3,300	376,200
Wimm-Bill-Dann Foods ADR (Consumer Staples)†	21,900	323,244
YUKOS Corp. ADR (Energy)	18,453	307,242

		6,552,992

SOUTH AFRICA — 7.5%
African Bank Investments, Ltd. (Finance)	323,659	758,677
Anglo American Platinum Corp., Ltd. (Materials)	7,788	298,937
Durban Roodepoort Deep, Ltd. (Materials)	173,300	328,336
Harmony Gold Mining Co., Ltd. Sponsored ADR (Materials)	50,088	591,038
Impala Platinum Holdings, Ltd. (Materials)	12,324	997,039
MTN Group, Ltd. (Information Technology)	184,682	1,008,802
Sanlam, Ltd. (Finance)	716,287	1,266,610
Sappi, Ltd. (Materials)	40,014	577,606
Sasol, Ltd. (Energy)	72,087	1,436,715
Standard Bank Group, Ltd. (Finance)	111,702	985,781

		8,249,541

SOUTH KOREA — 17.8%
Amorepacific Corp. (Consumer Staples)	1,980	387,333
Cheil Communications, Inc. (Industrial & Commercial)	1,870	247,217
Daegu Bank (Finance)	96,030	574,722
Daelim Industrial Co. (Industrial & Commercial)	5,580	239,250
Daishin Securities Co. (Finance)	26,020	304,477
Hyundai Mobis (Consumer Discretionary)	14,180	727,049
Hyundai Motor Co., Ltd. (Consumer Discretionary)	24,740	1,199,984
Hyundai Motor Co., Ltd. GDR (Consumer Discretionary)†*	11,200	265,776
Kookmin Bank (Finance)†	45,832	1,531,145
Korea Electric Power Corp. (Utilities)	35,600	736,168
KT & G Corp. (Consumer Staples)	3,670	101,626
KT & G Corp. GDR (Consumer Staples)†*	23,480	314,632
KT Corp. Sponsored ADR (Information Technology)	11,950	220,597
LG Electronics, Inc. (Industrial & Commercial)	25,740	1,453,120
POSCO (Materials)	3,030	453,350
POSCO ADR (Materials)	11,752	439,407
Samsung Corp. (Industrial & Commercial)	26,300	368,834
Samsung Electronics Co., Ltd. (Information Technology)	16,726	6,566,393
Samsung Fire & Marine Insurance Co. (Finance)	7,360	437,853
Samsung SDI Co., Ltd. (Information Technology)	7,250	654,087
Shinhan Financial Group Co., Ltd. (Finance)	46,490	915,681
Shinsegae Co., Ltd. (Consumer Discretionary)	970	272,934
SK Telecom Co., Ltd. ADR (Information Technology)	58,423	1,152,686

		19,564,321

SWEDEN — 1.5%
Vostok Nafta Investment, Ltd. (Finance)†	88,500	1,626,666

TAIWAN — 12.1%
Acer, Inc. (Information Technology)	486,150	710,801
Advantech Co., Ltd. (Information Technology)	104,000	222,335
ASE Test, Ltd. (Information Technology)†	26,803	161,890
AU Optronics Corp. (Information Technology)	173,000	184,147
Cathay Financial Holding Co., Ltd. (Finance)	1,025,000	1,961,429
China Steel Corp. (Materials)	196,630	197,541
Chinatrust Financial Holding Co., Ltd. (Finance)	323,193	368,176
Formosa Chemicals & Fibre Corp. (Materials)	250,880	423,822
Formosa Plastic Corp. (Materials)	234,288	360,766
Fubon Financial Holding Co., Ltd. (Finance)	591,034	556,662
Hon Hai Precision Industry Co., Ltd. (Information Technology)	331,032	1,217,430
MediaTek, Inc. (Information Technology)	354	2,371
Mega Financial Holdings Co., Ltd. (Finance)†	693,000	462,069
Nan Ya Plastics Corp. (Materials)	463,098	643,865
Novatek Microelectronics Corp., Ltd. (Information Technology)	182,940	445,795
President Chain Store Corp. (Consumer Discretionary)	199,342	298,015
Siliconware Precision Industries Co. (Information Technology)	701,900	530,963
Taishin Financial Holdings Co., Ltd. (Finance)†	705,940	576,235
Taiwan Semiconductor Manufacturing Co., Ltd. (Information Technology)	1,553,180	2,034,065

Tong Yang Industry Co., Ltd. (Consumer Discretionary)	229,143	285,701
United Microelectronics Corp. (Information Technology)†	666,710	402,677
Wan Hai Lines, Ltd. (Industrial & Commercial)	354,215	339,970
Yuanta Core Pacific Securities Co. (Finance)	853,000	599,357
Zyxel Communications Corp. (Information Technology)	176,097	350,141

		13,336,223

THAILAND — 3.3%
Advanced Info Service PCL (Information Technology)	124,600	283,734
Bangkok Bank PCL (Finance)†	384,400	898,743
PTT PCL (Energy)	194,900	806,941
Siam Cement PCL (Industrial & Commercial)†	126,300	707,477
Thai Airways International PCL (Information & Entertainment)	387,700	457,950
Thai Farmers Bank PCL (Finance)†	447,800	512,582

		3,667,427

TURKEY — 0.4%
Akbank TAS (Finance)	185,168,792	123,137
Denizbank AS (Finance)	115,210,000	33,181
Dogan Yayin Holdings AS (Information & Entertainment)†	237,095,971	124,475
Ford Otomotiv Sanayi AS (Consumer Discretionary)	72,511,285	84,838
Hurriyet Gazetecilik ve Matbaacilik AS (Information & Entertainment)	1	0
Türkiye Garanti Bankasi AS (Finance)†	266,390,099	104,958

		470,589

UNITED KINGDOM — 3.8%
Anglo American, PLC (Materials)	160,502	3,521,851
Old Mutual, PLC (Finance)	300,621	636,717

		4,158,568

TOTAL COMMON STOCK (cost $82,792,481)		98,890,811

Preferred Stock — 7.1%
BRAZIL — 6.5%
Banco Itau Holding Financeira SA (Finance)	7,640	925,250
Banco Itau SA ADR (Finance)	15,415	932,608
Brasil Telecom Participacoes SA ADR (Information Technology)	22,691	695,706
Braskem SA (Materials)	10,500,000	385,894
Centrais Geradoras do Sul do Brasil SA, Class B (Utilities)	504	12
Companhia de Bebidas das Americas Preferred ADR (Consumer Staples)	49,654	1,231,419
Companhia Energetica de Minas Gerais (Energy)	611	14
Companhia Paulista de Forca e Luz, Class A (Utilities)	68	3
Companhia Paulista de Forca e Luz, Class C (Utilities)	40	1
CPFL Geracao de Energia SA (Utilities)	116	0
Petroleo Brasileiro SA ADR (Energy)	78,325	2,553,395
Telemar Norte Leste SA (Utilities)	19,820	364,350

		7,088,652

SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd. (Information Technology)	2,470	661,903

TOTAL PREFERRED STOCK (cost $5,388,590)		7,750,555

Bonds & Notes — 0.0%
INDIA — 0.0%
Hindustan Lever, Ltd. 9.00% due 01/01/05 (Consumer Staples) (cost $6,177) INR	$233,892	5,186

Rights — 0.0%†
THAILAND — 0.0%
True Corp., PCL (Utilities)(1) (cost $0)		124,768	0

Exchange Traded Funds — 0.6%
TAIWAN — 0.2%
Polaris Taiwan Top 50 Tracker Fund (Finance) †		138,000	184,522

UNITED STATES — 0.4%
iShares MSCI Emerging Markets Index Fund (Finance)		2,900	514,489

TOTAL EXCHANGE TRADED FUNDS (cost $678,721)			699,011

TOTAL INVESTMENT SECURITIES (cost $88,865,969)			107,345,563

Repurchase Agreement — 1.7%

Agreement with Bank of America NA, bearing interest at 1.84%, dated 10/29/04, to be repurchased 11/01/04 in the amount of $1,874,287 and collateralized by $1,915,000 of Federal National Mortgage Assoc. Notes, bearing interest at 1.72%, due 11/12/04 and having an approximate value of $1,914,010 (cost $1,874,000)		$1,874,000	1,874,000

TOTAL INVESTMENTS — (cost $90,739,969)@	99.2%		109,219,563
Other assets less liabilities—	0.8		886,298

NET ASSETS—	100.0%		$110,105,861

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $1,143,013 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; see Note 1
(2)	Denominated in U.S. dollars unless otherwise indicated.
ADR — American Depository Receipt
GDR — Global Depository Receipt
INR — Indian Rupee

Open Forward Foreign Currency Contracts
Contract	In	Delivery	Gross Unrealized
to Deliver	Exchange For	Date	Depreciation

CZK 9,469,574	USD 383,850	11/3/2004	$(991)

CZK — Czech Koruna

USD — United States Dollar

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO

Templeton Investment Counsel, LLC	Investment Portfolio — October 31, 2004
(unaudited)

Common Stock — 94.1%	Shares/ Principal Amount	Value (Note 1)
AUSTRALIA — 4.3%
Alumina, Ltd. (Materials)	365,140	$1,503,893
AMP, Ltd. (Finance)	465,747	2,221,694
Iluka Resources, Ltd. (Materials)	138,640	508,721
Mayne Nickless, Ltd. (Industrial & Commercial)	500,570	1,649,348
National Australia Bank, Ltd. (Finance)	125,650	2,660,009
WMC Resources, Ltd. (Materials)	27,040	136,680

		8,680,345

BRAZIL — 0.6%
Empresa Brasileira de Aeronautica SA ADR (Industrial & Commercial)	45,520	1,208,101

CANADA — 3.0%
Alcan, Inc. (Materials)	36,980	1,711,067
BCE, Inc. (Information Technology)	95,890	2,227,473
Celestica, Inc. (Information Technology)†	135,690	1,970,979

		5,909,519

DENMARK — 1.5%
ISS International AS (Industrial & Commercial)	28,930	1,544,262
Vestas Wind Systems AS (Consumer Staples)†	118,543	1,474,771

		3,019,033

FINLAND — 2.8%
Metsa-Serla Oyj, Class B (Materials)	95,460	592,477
Stora Enso Oyj (Materials)	173,730	2,493,174
UPM-Kymmene Oyj (Materials)	127,114	2,521,351

		5,607,002

FRANCE — 6.7%
Accor SA (Finance)	15,000	624,622
AXA (Finance)	116,523	2,515,562
Michelin SA, Class B (Consumer Discretionary)	39,870	2,176,073
Sanofi-Synthelabo SA (Healthcare)	31,306	2,295,570
Suez SA (Utilities)	79,400	1,861,462
Total SA (Energy)	10,900	2,273,643
Valeo SA (Consumer Discretionary)	41,370	1,532,648

		13,279,580

GERMANY — 7.3%
BASF AG (Materials)	59,239	3,707,019
Bayer AG (Materials)	69,440	1,973,634
Deutsche Post AG (Industrial & Commercial)	142,514	2,793,988
E.ON AG (Energy)	41,020	3,348,023
Gehe AG (Healthcare)	4,200	305,447
Muenchener Rueckversicherungs-Gesellschaft AG (Finance)	6,752	662,556
Volkswagen AG (Consumer Discretionary)	39,560	1,762,760

		14,553,427

HONG KONG — 2.6%
Cheung Kong Holdings, Ltd. (Real Estate)	241,000	1,997,109
Hutchison Whampoa, Ltd. (Industrial & Commercial)	216,000	1,665,061
Swire Pacific Ltd., Class A (Industrial & Commercial)	222,500	1,579,383

		5,241,553

ISRAEL — 1.2%
Check Point Software Technologies, Ltd. (Information Technology)†	107,120	2,423,162

ITALY — 2.7%
Eni SpA (Energy)	149,680	3,409,510
Riunione Adriatica di Sicurta SpA (Finance)	96,775	2,050,840

		5,460,350

JAPAN — 7.9%
East Japan Railway Co. (Industrial & Commercial)	332	1,747,451
Fuji Photo Film Co., Ltd. (Information & Entertainment)	22,400	766,246
Hitachi, Ltd. (Information Technology)	349,000	2,199,698
NEC Corp. (Information Technology)	264,000	1,466,875
Nintendo Co., Ltd. (Information & Entertainment)	19,900	2,249,034
Nippon Telegraph & Telephone Corp. (Information Technology)	559	2,377,037
Olympus Optical Co., Ltd. (Information Technology)	29,000	563,147
Ono Pharmaceutical Co., Ltd. (Healthcare)	6,500	305,268
Sompo Japan Insurance, Inc. (Finance)	199,000	1,737,548
Sony Corp. (Information & Entertainment)	62,800	2,189,766
Takeda Chemical Industries, Ltd. (Healthcare)	3,000	145,145

		15,747,215

KOREA — 3.1%
Korea Electric Power Corp. ADR (Utilities)	169,510	1,945,975
Samsung Electronics Co., Ltd. GDR (Information Technology)†*	21,933	4,298,868

		6,244,843

MEXICO — 1.1%
Telefonos de Mexico SA de CV ADR (Information Technology)	64,920	2,222,861

NETHERLANDS — 7.3%
Akzo Nobel NV (Materials)	61,884	2,335,401
IHC Caland NV (Industrial & Commercial)	23,830	1,368,932
ING Groep NV (Finance)	109,430	2,905,780
Koninklijke Philips Electronics NV (Information Technology)	109,383	2,596,582
Reed Elsevier NV (Information & Entertainment)	111,010	1,463,213
Unilever NV (Consumer Staples)	35,880	2,093,753
Wolters Kluwer NV (Information & Entertainment)	97,810	1,788,643

		14,552,304

PORTUGAL — 0.8%
Portugal Telecom SGPS SA (Information Technology)	144,770	1,635,865

SINGAPORE — 1.1%
DBS Group Holdings, Ltd. (Finance)	241,300	2,263,616

SOUTH KOREA — 2.7%
Kookmin Bank Sponsored ADR (Finance)†	20,500	689,415
KT Corp. Sponsored ADR (Information Technology)	85,380	1,576,115
POSCO ADR (Materials)	28,990	1,083,936
SK Telecom Co., Ltd. ADR (Information Technology)	100,820	1,989,178

		5,338,644

SPAIN — 4.6%
Banco Popular Espanol SA (Finance)	28,520	1,623,389
Endesa SA (Energy)	27,470	559,290
Iberdrola SA (Energy)	73,410	1,612,058
Repsol YPF SA Sponsored ADR (Energy)	117,640	2,549,259
Telefonica SA (Information Technology)	167,061	2,766,417

		9,110,413

SWEDEN — 5.1%
Ainax AB (Finance)†	2,488	89,702
Atlas Copco AB, Class A (Industrial & Commercial)	48,080	1,995,190
Holmen AB, Class B (Materials)	24,480	761,458

Nordea AB (Finance)	389,101	3,380,963
Securitas AB, Class B (Industrial & Commercial)	147,000	2,016,047
Volvo AB, Class B (Consumer Discretionary)	52,514	1,993,568

		10,236,928

SWITZERLAND — 3.8%
Lonza Group AG (Materials)	33,600	1,646,369
Nestle SA (Consumer Staples)	7,911	1,876,866
Swiss Reinsurance (Finance)	34,984	2,153,718
UBS AG (Finance)	24,990	1,806,380

		7,483,333

TAIWAN — 0.9%
Chunghwa Telecom Co., Ltd. ADR (Information Technology)	97,190	1,832,031

UNITED KINGDOM — 21.2%
Abbey National, PLC (Finance)	124,240	1,442,994
BAE Systems, PLC (Industrial & Commercial)	568,080	2,487,302
BHP Billiton, PLC (Materials)	109,860	1,117,489
Boots Group, PLC (Consumer Discretionary)	141,220	1,707,687
BP, PLC (Energy)	243,920	2,364,591
British Airways, PLC (Information & Entertainment)†	424,950	1,680,998
British Sky Broadcasting Group, PLC (Information & Entertainment)	186,850	1,746,104
Cable & Wireless, PLC (Information Technology)	460,580	884,520
Cadbury Schweppes, PLC (Consumer Staples)	260,030	2,162,361
Compass Group, PLC (Finance)	174,000	719,479
GKN, PLC (Consumer Discretionary)	247,650	972,816
GlaxoSmithKline, PLC (Healthcare)	117,990	2,487,109
HSBC Holdings, PLC (Finance)	122,545	1,983,769
Lloyds TSB Group, PLC (Finance)	244,830	1,939,224
National Grid Group, PLC (Utilities)	214,330	1,865,044
Pearson, PLC (Information & Entertainment)	151,710	1,667,253
Rentokil Initial, PLC (Industrial & Commercial)	678,800	1,933,569
Rolls Royce Group, PLC, Class B (Consumer Discretionary)	15,527,304	28,535
Rolls-Royce Group, PLC (Industrial & Commercial)	488,280	2,326,344
Shell Transport & Trading Co. PLC Sponsored ADR (Energy)	70,570	3,335,138
Shire Pharmaceuticals Group, PLC (Healthcare)†	240,620	2,293,908
Smiths Industries, PLC (Industrial & Commercial)	129,050	1,768,039
Vodafone Group, PLC (Information Technology)	921,850	2,363,310
Yell Group, PLC (Information & Entertainment)	144,480	971,796

		42,249,379

UNITED STATES — 1.8%
ACE, Ltd. (Finance)	44,270	1,684,916
XL Capital, Ltd., Class A (Finance)	26,370	1,911,825

		3,596,741

TOTAL INVESTMENT SECURITIES (cost $168,609,028)		187,896,245

Short-Term Securities — 8.2%
U.S. TREASURY BILLS — 1.2%
United States Treasury Bills 1.56% due 12/09/04	$2,461,000	2,456,831

GOVERNMENT AGENCIES — 7.0%
Federal Home Loan Bank Consolidated Disc. Notes 1.69% due 11/01/04	13,978,000	13,978,000

TOTAL SHORT-TERM SECURITIES (cost $16,434,831)		16,434,831

TOTAL INVESTMENTS —
(cost $185,043,859)@	102.3%	204,331,076
Liabilities in excess of other assets—	(2.3)	(4,535,548)

NET ASSETS—	100.0%	$199,795,528

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $4,298,868 representing 2.22% of net assets. Unless otherwise indicated, the securities are not considered to be illiquid.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2004 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust’s Trustees.

Note 2. Repurchase Agreements:

	Percentage	Principal
Portfolio	Interest	Amount
High-Yield Bond	0.48%	$1,147,000
SunAmerica Balanced	1.63	3,909,000
“Dogs” of Wall Street	0.22	533,000
Blue Chip Growth	0.95	2,265,000
Aggressive Growth	6.22	14,894,000
Growth Opportunities	0.70	1,677,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co. Repurchase Agreement, 1.73% dated October 29, 2004 in the principal amount of $239,583,000 and repurchase price of $239,617,540 due November 01, 2004, collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	1.84%	03/17/05	$102,395,000	$101,592,223
U.S. Treasury Bills	1.82	03/03/05	82,220,000	81,603,350
U.S. Treasury Notes	6.75	05/15/05	58,020,000	61,211,100

Note 3. Transactions with Affiliates: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the nine months ended October 31, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at January 31,	Cost of	Cost of	Realized	Unrealized	at October 31,
Portfolio	Security	Income	2004	Purchases	Sales	Gain (Loss)	Gain (Loss)	2004
Equity Index	American International
	Group, Inc.	$2,405	$834,997	$—	$51,704	$13,087	$(122,924)	$673,456
Davis Venture Value	American International
	Group, Inc.	28,175	9,545,000	—	—	—	(1,201,200)	8,343,800
	Transatlantic Holdings, Inc.	217,660	53,499,780	—	1,415,979	935,024	(8,223,119)	44,795,706
Putnam Growth:
Voyager	American International
	Group, Inc.	13,161	4,929,353	—	160,536	328,978	(1,200,213)	3,897,582
Global Equities	American International
	Group, Inc.	13,807	4,873,168	—	117,767	248,829	(1,053,952)	3,950,278

Note 4. Federal Income Taxes: As of October 31, 2004, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Cash Management	$32,962	$(174,367)	$(141,405)	$415,770,027
Corporate Bond	20,068,109	(4,313,804)	15,754,305	390,621,038
Global Bond	10,526,263	(396,788)	10,129,475	120,819,346
High-Yield Bond	27,895,636	(16,448,731)	11,446,905	330,878,495
Worldwide High Income	6,043,360	(4,451,237)	1,592,124	91,583,895
SunAmerica Balanced	18,033,419	(6,878,190)	11,155,229	308,748,629
MFS Total Return	68,247,141	(17,748,382)	50,498,758	846,941,832
Telecom Utility	7,126,402	(2,943,375)	4,183,027	50,200,872
Equity Income	1,226,584	(231,829)	994,755	6,645,849
Equity Index	6,806,696	(13,641,452)	(6,834,756)	52,768,603
Growth-Income	163,759,922	(21,187,582)	142,572,340	740,921,142
Federated American Leaders	33,430,381	(12,043,539)	21,386,842	228,706,500
Davis Venture Value	617,969,153	(81,678,069)	536,291,084	1,719,740,655
“Dogs” of Wall Street	13,005,523	(11,837,392)	1,168,131	123,672,463
Alliance Growth	121,403,303	(69,589,22)	51,814,181	980,146,336
Goldman Sachs Research	3,683,592	(646,261)	3,037,331	25,214,642
MFS Massachusetts Investors Trust	25,964,205	(10,829,852)	15,134,353	252,928,359
Putnam Growth: Voyager	31,603,152	(12,344,740)	19,258,412	231,744,295
Blue Chip Growth	3,795,466	(1,254,709)	2,540,757	47,937,609
Real Estate	56,232,400	(166,560)	56,065,840	153,195,795
Small Company Value	2,557,075	(264,210)	2,292,865	6,518,255
MFS Mid-Cap Growth	45,006,219	(12,775,593)	32,230,626	238,335,851
Aggressive Growth	32,668,735	(6,001,304)	26,667,431	165,127,643
Growth Opportunities	2,303,240	(1,653,175)	650,065	29,407,958
Marsico Growth	22,848,904	(1,099,791)	21,749,113	100,872,884
Technology	4,485,516	(9,070,947)	(4,585,431)	49,060,909
Small & Mid Cap Value	15,347,551	(3,487,762)	11,859,789	129,620,784
International Growth and Income	47,915,337	(7,436,240)	40,479,097	257,283,020
Global Equities	32,344,124	(9,027,927)	23,316,197	196,602,936
International Diversified Equities	37,366,323	(20,018,701)	17,347,622	273,112,946
Emerging Markets	22,185,816	(8,921,290)	13,246,526	96,187,336
Foreign Value	21,223,021	(1,935,822)	19,287,199	185,043,877

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: December 30, 2004

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 30, 2004